Schwab Capital Trust
Schwab S&P 500 Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	573,687	39,808,141
BorgWarner, Inc.	481,064	16,986,370
Ford Motor Co.	8,322,646	90,051,030
General Motors Co.	2,417,697	107,152,331
Tesla, Inc. *	5,878,494	1,364,222,102
		1,618,219,974

Banks 3.3%
Bank of America Corp.	14,414,917	581,065,304
Citigroup, Inc.	4,041,257	262,196,754
Citizens Financial Group, Inc.	958,378	40,893,989
Fifth Third Bancorp	1,451,345	61,449,947
Huntington Bancshares, Inc.	3,055,831	45,684,673
JPMorgan Chase & Co.	6,084,149	1,294,706,907
KeyCorp	2,007,252	32,376,975
M&T Bank Corp.	352,725	60,728,665
PNC Financial Services Group, Inc.	844,013	152,850,754
Regions Financial Corp.	1,954,440	43,720,823
Truist Financial Corp.	2,836,324	126,755,320
U.S. Bancorp	3,306,117	148,378,531
Wells Fargo & Co.	7,386,390	438,308,383
		3,289,117,025

Capital Goods 5.6%
3M Co.	1,170,759	149,330,310
A.O. Smith Corp.	256,802	21,838,442
Allegion PLC	184,968	25,305,472
AMETEK, Inc.	491,583	85,279,819
Axon Enterprise, Inc. *	150,248	45,075,902
Boeing Co. *	1,222,587	233,025,082
Builders FirstSource, Inc. *	257,241	43,054,426
Carrier Global Corp.	1,772,155	120,701,477
Caterpillar, Inc.	1,036,147	358,714,091
Cummins, Inc.	290,271	84,701,078
Deere & Co.	548,632	204,080,131
Dover Corp.	290,101	53,454,010
Eaton Corp. PLC	847,049	258,172,065
Emerson Electric Co.	1,213,718	142,138,515
Fastenal Co.	1,213,919	85,884,769
Fortive Corp.	748,820	53,802,717
GE Vernova, Inc. *	581,067	103,569,382
Generac Holdings, Inc. *	128,612	20,022,316
General Dynamics Corp.	482,408	144,100,094
General Electric Co.	2,319,123	394,714,735
Honeywell International, Inc.	1,379,656	282,484,566
Howmet Aerospace, Inc.	824,001	78,856,896
Hubbell, Inc., Class B	113,434	44,880,162
Huntington Ingalls Industries, Inc.	83,068	23,257,379
IDEX Corp.	159,750	33,304,680
Illinois Tool Works, Inc.	574,618	142,091,539
Ingersoll Rand, Inc.	854,818	85,823,727
Johnson Controls International PLC	1,428,232	102,175,717
L3Harris Technologies, Inc.	401,409	91,075,688
Lockheed Martin Corp.	452,504	245,220,968
Masco Corp.	469,202	36,527,376
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordson Corp.	115,917	29,017,503
Northrop Grumman Corp.	294,420	142,593,494
Otis Worldwide Corp.	858,535	81,131,558
PACCAR, Inc.	1,108,782	109,392,432
Parker-Hannifin Corp.	272,337	152,824,631
Pentair PLC	352,201	30,947,902
Quanta Services, Inc.	310,628	82,434,459
Rockwell Automation, Inc.	241,988	67,429,956
RTX Corp.	2,816,799	330,945,715
Snap-on, Inc.	112,570	32,310,967
Stanley Black & Decker, Inc.	327,559	34,596,782
Textron, Inc.	401,762	37,323,690
Trane Technologies PLC	478,880	160,080,006
TransDigm Group, Inc.	118,359	153,182,585
United Rentals, Inc.	141,083	106,813,939
Westinghouse Air Brake Technologies Corp.	375,106	60,448,332
WW Grainger, Inc.	92,762	90,610,849
Xylem, Inc.	513,483	68,549,981
		5,563,298,312

Commercial & Professional Services 1.2%
Automatic Data Processing, Inc.	867,281	227,765,336
Broadridge Financial Solutions, Inc.	249,431	53,378,234
Cintas Corp.	183,011	139,809,424
Copart, Inc. *	1,851,888	96,909,299
Dayforce, Inc. *	338,720	20,079,322
Equifax, Inc.	262,644	73,374,854
Jacobs Solutions, Inc.	264,066	38,646,059
Leidos Holdings, Inc.	284,968	41,149,379
Paychex, Inc.	678,756	86,894,343
Paycom Software, Inc.	101,546	16,936,857
Republic Services, Inc., Class A	434,818	84,493,834
Rollins, Inc.	599,790	28,735,939
Veralto Corp.	463,202	49,358,805
Verisk Analytics, Inc., Class A	302,916	79,288,263
Waste Management, Inc.	774,305	156,920,651
		1,193,740,599

Consumer Discretionary Distribution & Retail 5.8%
Amazon.com, Inc. *	19,402,526	3,627,884,311
AutoZone, Inc. *	36,626	114,774,530
Bath & Body Works, Inc.	473,761	17,410,717
Best Buy Co., Inc.	407,611	35,266,504
CarMax, Inc. *	332,735	28,096,143
eBay, Inc.	1,075,526	59,810,001
Etsy, Inc. *	252,141	16,424,465
Genuine Parts Co.	294,527	43,327,867
Home Depot, Inc.	2,099,679	773,017,821
LKQ Corp.	560,605	23,265,107
Lowe's Cos., Inc.	1,212,292	297,629,809
O'Reilly Automotive, Inc. *	124,649	140,397,155
Pool Corp.	81,685	30,553,457
Ross Stores, Inc.	709,078	101,561,242
TJX Cos., Inc.	2,399,413	271,181,657
Tractor Supply Co.	228,050	60,050,126
Ulta Beauty, Inc. *	101,900	37,182,291
		5,677,833,203

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	54,667	50,437,414
DR Horton, Inc.	628,161	113,025,009
Garmin Ltd.	325,591	55,757,459
Hasbro, Inc.	281,015	18,114,227
Lennar Corp., Class A	519,253	91,871,433
Lululemon Athletica, Inc. *	242,683	62,772,385
Mohawk Industries, Inc. *	112,530	18,125,207
NIKE, Inc., Class B	2,567,921	192,234,566
NVR, Inc. *	6,662	57,343,032
PulteGroup, Inc.	446,005	58,872,660
Ralph Lauren Corp., Class A	84,258	14,794,862
Tapestry, Inc.	484,939	19,441,204
		752,789,458

Consumer Services 1.8%
Airbnb, Inc., Class A *	934,137	130,368,160
Booking Holdings, Inc.	71,883	267,046,064
Caesars Entertainment, Inc. *	457,445	18,274,928
Carnival Corp. *	2,129,802	35,482,501
Chipotle Mexican Grill, Inc., Class A *	2,909,691	158,054,415
Darden Restaurants, Inc.	254,361	37,210,471
Domino's Pizza, Inc.	73,912	31,686,074
Expedia Group, Inc. *	267,720	34,179,812
Hilton Worldwide Holdings, Inc.	528,753	113,507,406
Las Vegas Sands Corp.	769,897	30,541,814
Marriott International, Inc., Class A	507,433	115,339,521
McDonald's Corp.	1,526,895	405,237,933
MGM Resorts International *	527,167	22,652,366
Norwegian Cruise Line Holdings Ltd. *	916,446	16,890,100
Royal Caribbean Cruises Ltd. *	501,798	78,641,783
Starbucks Corp.	2,401,803	187,220,544
Wynn Resorts Ltd.	199,405	16,514,722
Yum! Brands, Inc.	595,525	79,103,586
		1,777,952,200

Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	939,644	772,387,368
Dollar General Corp.	463,419	55,791,013
Dollar Tree, Inc. *	440,783	45,991,298
Kroger Co.	1,421,030	77,446,135
Sysco Corp.	1,052,720	80,690,988
Target Corp.	979,357	147,305,086
Walgreens Boots Alliance, Inc.	1,505,103	17,865,573
Walmart, Inc.	9,050,351	621,216,093
		1,818,693,554

Energy 3.7%
APA Corp.	758,909	23,670,372
Baker Hughes Co., Class A	2,111,889	81,772,342
Chevron Corp.	3,631,331	582,719,686
ConocoPhillips	2,477,870	275,539,144
Coterra Energy, Inc.	1,569,959	40,504,942
Devon Energy Corp.	1,336,083	62,835,983
Diamondback Energy, Inc.	379,022	76,679,941
EOG Resources, Inc.	1,218,212	154,469,282
EQT Corp.	1,257,777	43,405,884
Exxon Mobil Corp.	9,504,251	1,127,109,126
Halliburton Co.	1,871,502	64,903,689
Hess Corp.	585,064	89,760,519
Kinder Morgan, Inc.	4,098,283	86,596,720
Marathon Oil Corp.	1,195,289	33,527,856
Marathon Petroleum Corp.	745,881	132,035,855
Occidental Petroleum Corp.	1,410,468	85,784,664
SECURITY	NUMBER OF SHARES	VALUE ($)
ONEOK, Inc.	1,233,814	102,813,721
Phillips 66	897,686	130,595,359
Schlumberger NV	3,032,543	146,441,501
Targa Resources Corp.	470,516	63,651,404
Valero Energy Corp.	693,054	112,080,693
Williams Cos., Inc.	2,588,316	111,142,289
		3,628,040,972

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	334,548	39,239,135
American Tower Corp.	989,571	218,101,448
AvalonBay Communities, Inc.	301,349	61,752,437
BXP, Inc.	307,803	21,949,432
Camden Property Trust	226,246	25,056,745
Crown Castle, Inc.	921,776	101,469,102
Digital Realty Trust, Inc.	687,592	102,788,128
Equinix, Inc.	200,820	158,695,997
Equity Residential	729,913	50,823,842
Essex Property Trust, Inc.	135,671	37,765,380
Extra Space Storage, Inc.	449,623	71,768,823
Federal Realty Investment Trust	158,073	17,648,851
Healthpeak Properties, Inc.	1,495,238	32,626,093
Host Hotels & Resorts, Inc.	1,487,772	26,050,888
Invitation Homes, Inc.	1,219,267	43,003,547
Iron Mountain, Inc.	623,015	63,896,418
Kimco Realty Corp.	1,424,250	30,948,953
Mid-America Apartment Communities, Inc.	245,992	34,382,302
Prologis, Inc.	1,961,568	247,255,646
Public Storage	334,533	98,995,005
Realty Income Corp.	1,844,828	105,948,472
Regency Centers Corp.	346,463	23,330,818
SBA Communications Corp., Class A	226,765	49,783,988
Simon Property Group, Inc.	689,562	105,806,393
UDR, Inc.	636,851	25,518,620
Ventas, Inc.	854,899	46,540,702
VICI Properties, Inc., Class A	2,206,539	68,976,409
Welltower, Inc.	1,265,767	140,816,579
Weyerhaeuser Co.	1,551,437	49,273,639
		2,100,213,792

Financial Services 7.5%
American Express Co.	1,203,939	304,644,725
Ameriprise Financial, Inc.	210,656	90,596,826
Bank of New York Mellon Corp.	1,584,439	103,099,446
Berkshire Hathaway, Inc., Class B *	3,835,580	1,681,901,830
BlackRock, Inc.	295,946	259,396,669
Blackstone, Inc.	1,514,694	215,313,752
Capital One Financial Corp.	808,449	122,399,179
Cboe Global Markets, Inc.	221,707	40,685,452
Charles Schwab Corp. (a)	3,139,146	204,640,928
CME Group, Inc.	763,581	147,913,275
Corpay, Inc. *	148,203	43,248,599
Discover Financial Services	529,984	76,312,396
FactSet Research Systems, Inc.	80,871	33,407,001
Fidelity National Information Services, Inc.	1,179,043	90,585,874
Fiserv, Inc. *	1,240,099	202,842,993
Franklin Resources, Inc.	630,207	14,412,834
Global Payments, Inc.	543,247	55,215,625
Goldman Sachs Group, Inc.	683,196	347,767,260
Intercontinental Exchange, Inc.	1,215,840	184,272,710
Invesco Ltd.	944,757	16,306,506
Jack Henry & Associates, Inc.	153,954	26,400,032
KKR & Co., Inc.	1,412,226	174,339,300
MarketAxess Holdings, Inc.	79,357	17,738,670
Mastercard, Inc., Class A	1,739,434	806,592,940

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	332,404	151,735,778
Morgan Stanley	2,651,266	273,637,164
MSCI, Inc., Class A	167,477	90,564,862
Nasdaq, Inc.	876,723	59,336,613
Northern Trust Corp.	433,285	38,410,715
PayPal Holdings, Inc. *	2,213,353	145,594,360
Raymond James Financial, Inc.	397,231	46,078,796
S&P Global, Inc.	678,190	328,739,039
State Street Corp.	639,459	54,334,831
Synchrony Financial	852,078	43,277,042
T Rowe Price Group, Inc.	472,770	53,995,062
Visa, Inc., Class A	3,335,126	886,042,924
		7,431,782,008

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	3,634,568	178,130,178
Archer-Daniels-Midland Co.	1,050,680	65,152,667
Brown-Forman Corp., Class B	380,530	17,184,735
Bunge Global SA	298,543	31,415,680
Campbell Soup Co.	414,954	19,444,744
Coca-Cola Co.	8,214,465	548,233,394
Conagra Brands, Inc.	1,008,018	30,563,106
Constellation Brands, Inc., Class A	341,693	83,769,456
General Mills, Inc.	1,199,013	80,501,733
Hershey Co.	313,969	62,002,598
Hormel Foods Corp.	619,513	19,892,562
J.M. Smucker Co.	225,229	26,565,760
Kellanova	554,212	32,227,428
Keurig Dr. Pepper, Inc.	2,212,186	75,833,736
Kraft Heinz Co.	1,665,019	58,625,319
Lamb Weston Holdings, Inc.	306,115	18,373,022
McCormick & Co., Inc. - Non Voting Shares	536,777	41,337,197
Molson Coors Beverage Co., Class B	381,080	20,140,078
Mondelez International, Inc., Class A	2,844,433	194,416,995
Monster Beverage Corp. *	1,506,588	77,513,953
PepsiCo, Inc.	2,912,733	502,941,607
Philip Morris International, Inc.	3,293,611	379,292,243
Tyson Foods, Inc., Class A	602,630	36,700,167
		2,600,258,358

Health Care Equipment & Services 4.9%
Abbott Laboratories	3,685,730	390,466,236
Align Technology, Inc. *	147,574	34,219,459
Baxter International, Inc.	1,076,177	38,548,660
Becton Dickinson & Co.	613,155	147,807,144
Boston Scientific Corp. *	3,114,843	230,124,601
Cardinal Health, Inc.	518,319	52,262,105
Cencora, Inc.	349,691	83,184,495
Centene Corp. *	1,128,134	86,776,067
Cigna Group	602,036	209,911,892
Cooper Cos., Inc. *	422,157	39,399,913
CVS Health Corp.	2,662,840	160,649,137
DaVita, Inc. *	109,092	14,904,149
Dexcom, Inc. *	842,869	57,163,376
Edwards Lifesciences Corp. *	1,275,843	80,441,901
Elevance Health, Inc.	492,420	261,982,213
GE HealthCare Technologies, Inc.	899,839	76,153,375
HCA Healthcare, Inc.	410,217	148,929,282
Henry Schein, Inc. *	275,355	19,809,039
Hologic, Inc. *	493,177	40,248,175
Humana, Inc.	255,449	92,372,913
IDEXX Laboratories, Inc. *	175,110	83,373,373
Insulet Corp. *	148,715	28,902,760
Intuitive Surgical, Inc. *	751,509	334,128,417
Labcorp Holdings, Inc.	179,288	38,625,807
McKesson Corp.	275,399	169,926,691
SECURITY	NUMBER OF SHARES	VALUE ($)
Medtronic PLC	2,813,234	225,958,955
Molina Healthcare, Inc. *	123,912	42,287,448
Quest Diagnostics, Inc.	234,081	33,309,726
ResMed, Inc.	311,071	66,335,891
Solventum Corp. *	293,056	17,255,137
STERIS PLC	208,890	49,874,576
Stryker Corp.	718,329	235,216,831
Teleflex, Inc.	100,416	22,183,903
UnitedHealth Group, Inc.	1,950,002	1,123,513,152
Universal Health Services, Inc., Class B	125,571	26,842,057
Zimmer Biomet Holdings, Inc.	437,688	48,736,559
		4,811,825,415

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	516,349	50,607,365
Clorox Co.	262,048	34,571,993
Colgate-Palmolive Co.	1,739,329	172,524,043
Estee Lauder Cos., Inc., Class A	495,160	49,322,888
Kenvue, Inc.	4,056,983	75,013,616
Kimberly-Clark Corp.	713,972	96,421,919
Procter & Gamble Co.	5,000,374	803,860,124
		1,282,321,948

Insurance 2.1%
Aflac, Inc.	1,094,521	104,395,413
Allstate Corp.	560,274	95,874,087
American International Group, Inc.	1,409,392	111,666,128
Aon PLC, Class A	460,134	151,158,620
Arch Capital Group Ltd. *	793,213	75,973,941
Arthur J Gallagher & Co.	462,482	131,109,022
Assurant, Inc.	112,199	19,620,239
Brown & Brown, Inc.	502,565	49,970,038
Chubb Ltd.	860,565	237,223,348
Cincinnati Financial Corp.	330,997	43,234,828
Everest Group Ltd.	91,466	35,934,248
Globe Life, Inc.	178,266	16,532,389
Hartford Financial Services Group, Inc.	627,505	69,602,855
Loews Corp.	384,689	30,755,886
Marsh & McLennan Cos., Inc.	1,043,925	232,346,387
MetLife, Inc.	1,264,285	97,160,302
Principal Financial Group, Inc.	459,615	37,463,219
Progressive Corp.	1,241,441	265,817,347
Prudential Financial, Inc.	760,056	95,250,218
Travelers Cos., Inc.	484,085	104,775,357
W.R. Berkley Corp.	639,984	35,282,318
Willis Towers Watson PLC	216,794	61,196,610
		2,102,342,800

Materials 2.2%
Air Products & Chemicals, Inc.	470,873	124,239,841
Albemarle Corp.	247,960	23,226,413
Amcor PLC	3,069,726	32,324,215
Avery Dennison Corp.	169,751	36,807,109
Ball Corp.	662,396	42,280,737
Celanese Corp., Class A	212,106	29,938,762
CF Industries Holdings, Inc.	385,485	29,447,199
Corteva, Inc.	1,477,400	82,882,140
Dow, Inc.	1,486,558	80,972,814
DuPont de Nemours, Inc.	888,229	74,344,767
Eastman Chemical Co.	249,955	25,827,850
Ecolab, Inc.	538,523	124,231,871
FMC Corp.	267,612	15,617,836
Freeport-McMoRan, Inc.	3,047,989	138,409,180

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	540,917	53,810,423
International Paper Co.	732,706	34,056,175
Linde PLC	1,018,484	461,882,494
LyondellBasell Industries NV, Class A	543,801	54,086,447
Martin Marietta Materials, Inc.	130,453	77,404,288
Mosaic Co.	690,782	20,564,580
Newmont Corp.	2,448,139	120,130,181
Nucor Corp.	508,000	82,773,520
Packaging Corp. of America	188,956	37,766,636
PPG Industries, Inc.	498,015	63,237,945
Sherwin-Williams Co.	493,649	173,172,069
Smurfit WestRock PLC	1,097,209	49,198,852
Steel Dynamics, Inc.	311,519	41,500,561
Vulcan Materials Co.	280,501	77,000,330
		2,207,135,235

Media & Entertainment 8.0%
Alphabet, Inc., Class A	12,445,133	2,134,838,115
Alphabet, Inc., Class C	10,353,550	1,792,717,183
Charter Communications, Inc., Class A *	207,874	78,933,915
Comcast Corp., Class A	8,292,904	342,248,148
Electronic Arts, Inc.	513,973	77,579,085
Fox Corp., Class A	743,783	28,293,505
Interpublic Group of Cos., Inc.	807,889	25,989,789
Live Nation Entertainment, Inc. *	299,945	28,851,710
Match Group, Inc. *	570,241	21,748,992
Meta Platforms, Inc., Class A	4,642,975	2,204,623,819
Netflix, Inc. *	912,942	573,647,106
News Corp., Class A	1,051,857	29,010,216
Omnicom Group, Inc.	414,910	40,677,776
Paramount Global, Class B (b)	1,064,206	12,153,233
Take-Two Interactive Software, Inc. *	335,521	50,505,976
Walt Disney Co.	3,862,447	361,872,659
Warner Bros Discovery, Inc. *	4,694,868	40,610,608
		7,844,301,835

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
AbbVie, Inc.	3,741,311	693,339,755
Agilent Technologies, Inc.	620,350	87,717,490
Amgen, Inc.	1,136,535	377,863,791
Biogen, Inc. *	308,601	65,793,733
Bio-Rad Laboratories, Inc., Class A *	43,018	14,555,570
Bio-Techne Corp.	335,416	27,366,591
Bristol-Myers Squibb Co.	4,300,540	204,533,682
Catalent, Inc. *	382,587	22,702,713
Charles River Laboratories International, Inc. *	108,464	26,476,062
Danaher Corp.	1,396,659	386,986,276
Eli Lilly & Co.	1,691,428	1,360,364,798
Gilead Sciences, Inc.	2,640,736	200,854,380
Incyte Corp. *	336,091	21,869,441
IQVIA Holdings, Inc. *	384,886	94,770,480
Johnson & Johnson	5,098,985	804,874,782
Merck & Co., Inc.	5,366,208	607,079,111
Mettler-Toledo International, Inc. *	45,171	68,706,446
Moderna, Inc. *	707,287	84,322,756
Pfizer, Inc.	12,005,704	366,654,200
Regeneron Pharmaceuticals, Inc. *	224,722	242,517,735
Revvity, Inc.	263,365	33,081,278
Thermo Fisher Scientific, Inc.	808,734	496,028,912
Vertex Pharmaceuticals, Inc. *	546,732	271,025,987
Viatris, Inc.	2,535,629	30,579,686
Waters Corp. *	126,188	42,434,501
SECURITY	NUMBER OF SHARES	VALUE ($)
West Pharmaceutical Services, Inc.	153,556	47,014,241
Zoetis, Inc.	965,562	173,839,783
		6,853,354,180

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A *	641,078	72,255,902
CoStar Group, Inc. *	868,708	67,776,598
		140,032,500

Semiconductors & Semiconductor Equipment 11.3%
Advanced Micro Devices, Inc. *	3,424,454	494,765,114
Analog Devices, Inc.	1,050,671	243,104,256
Applied Materials, Inc.	1,760,406	373,558,153
Broadcom, Inc.	9,229,309	1,482,965,370
Enphase Energy, Inc. *	290,114	33,395,023
First Solar, Inc. *	225,824	48,775,726
Intel Corp.	9,019,226	277,251,007
KLA Corp.	285,259	234,788,125
Lam Research Corp.	276,998	255,181,637
Microchip Technology, Inc.	1,142,365	101,419,165
Micron Technology, Inc.	2,346,160	257,655,291
Monolithic Power Systems, Inc.	103,183	89,056,215
NVIDIA Corp.	52,116,039	6,098,618,884
NXP Semiconductors NV	541,178	142,416,402
ON Semiconductor Corp. *	910,517	71,247,955
Qorvo, Inc. *	204,422	24,489,756
QUALCOMM, Inc.	2,368,686	428,613,732
Skyworks Solutions, Inc.	339,822	38,610,576
Teradyne, Inc.	329,187	43,176,167
Texas Instruments, Inc.	1,929,021	393,153,770
		11,132,242,324

Software & Services 11.4%
Accenture PLC, Class A	1,332,076	440,410,967
Adobe, Inc. *	949,169	523,609,079
Akamai Technologies, Inc. *	321,236	31,571,074
ANSYS, Inc. *	185,421	58,153,588
Autodesk, Inc. *	452,305	111,954,534
Cadence Design Systems, Inc. *	577,342	154,531,360
Cognizant Technology Solutions Corp., Class A	1,051,065	79,544,599
Crowdstrike Holdings, Inc., Class A *	489,083	113,447,693
EPAM Systems, Inc. *	123,479	26,564,037
Fair Isaac Corp. *	52,404	83,846,400
Fortinet, Inc. *	1,343,389	77,970,298
Gartner, Inc. *	164,476	82,433,726
Gen Digital, Inc.	1,176,150	30,568,139
GoDaddy, Inc., Class A *	300,242	43,670,199
International Business Machines Corp.	1,946,227	373,948,056
Intuit, Inc.	593,186	383,998,957
Microsoft Corp.	15,746,687	6,587,626,506
Oracle Corp.	3,377,470	470,988,191
Palo Alto Networks, Inc. *	684,546	222,292,623
PTC, Inc. *	254,023	45,177,990
Roper Technologies, Inc.	226,470	123,369,532
Salesforce, Inc.	2,057,771	532,551,135
ServiceNow, Inc. *	434,330	353,714,009
Synopsys, Inc. *	323,463	180,595,862
Tyler Technologies, Inc. *	90,092	51,182,166
VeriSign, Inc. *	182,702	34,167,101
		11,217,887,821

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	2,548,350	163,756,971
Apple, Inc.	30,538,749	6,782,045,378
Arista Networks, Inc. *	538,019	186,450,484
CDW Corp.	284,205	61,987,953
Cisco Systems, Inc.	8,578,936	415,649,449
Corning, Inc.	1,633,412	65,352,814
F5, Inc. *	124,081	25,267,855
Hewlett Packard Enterprise Co.	2,763,310	55,017,502
HP, Inc.	1,832,902	66,149,433
Jabil, Inc.	254,298	28,651,756
Juniper Networks, Inc.	683,669	25,767,485
Keysight Technologies, Inc. *	368,128	51,379,625
Motorola Solutions, Inc.	352,769	140,726,609
NetApp, Inc.	436,275	55,398,200
Seagate Technology Holdings PLC	415,658	42,467,778
Super Micro Computer, Inc. *	106,813	74,945,341
TE Connectivity Ltd.	649,180	100,187,949
Teledyne Technologies, Inc. *	100,542	42,414,648
Trimble, Inc. *	514,766	28,075,338
Western Digital Corp. *	690,880	46,323,504
Zebra Technologies Corp., Class A *	109,631	38,501,311
		8,496,517,383

Telecommunication Services 0.9%
AT&T, Inc.	15,191,293	292,432,390
T-Mobile U.S., Inc.	1,093,221	199,272,324
Verizon Communications, Inc.	8,918,069	361,360,156
		853,064,870

Transportation 1.5%
American Airlines Group, Inc. *	1,372,805	14,606,645
CH Robinson Worldwide, Inc.	245,255	21,839,958
CSX Corp.	4,135,819	145,167,247
Delta Air Lines, Inc.	1,369,934	58,934,561
Expeditors International of Washington, Inc.	297,782	37,169,149
FedEx Corp.	478,997	144,776,843
JB Hunt Transport Services, Inc.	173,768	30,087,929
Norfolk Southern Corp.	477,576	119,183,867
Old Dominion Freight Line, Inc.	377,199	79,279,686
Southwest Airlines Co.	1,265,010	34,079,369
Uber Technologies, Inc. *	4,427,027	285,410,431
Union Pacific Corp.	1,292,654	318,936,521
United Airlines Holdings, Inc. *	695,798	31,603,145
United Parcel Service, Inc., Class B	1,545,364	201,469,105
		1,522,544,456

Utilities 2.4%
AES Corp.	1,498,296	26,654,686
Alliant Energy Corp.	544,926	30,330,581
Ameren Corp.	562,289	44,572,649
American Electric Power Co., Inc.	1,117,055	109,605,437
American Water Works Co., Inc.	412,080	58,663,709
Atmos Energy Corp.	321,291	41,086,693
CenterPoint Energy, Inc.	1,351,003	37,490,333
SECURITY	NUMBER OF SHARES	VALUE ($)
CMS Energy Corp.	631,103	40,895,474
Consolidated Edison, Inc.	730,649	71,252,891
Constellation Energy Corp.	667,146	126,624,311
Dominion Energy, Inc.	1,772,220	94,742,881
DTE Energy Co.	440,258	53,064,297
Duke Energy Corp.	1,637,022	178,877,394
Edison International	813,343	65,075,573
Entergy Corp.	451,120	52,316,386
Evergy, Inc.	483,491	28,042,478
Eversource Energy	745,415	48,384,888
Exelon Corp.	2,122,787	78,967,676
FirstEnergy Corp.	1,104,529	46,290,810
NextEra Energy, Inc.	4,352,900	332,518,031
NiSource, Inc.	945,527	29,547,719
NRG Energy, Inc.	439,295	33,021,805
PG&E Corp.	4,525,481	82,590,028
Pinnacle West Capital Corp.	239,875	20,530,901
PPL Corp.	1,562,878	46,448,734
Public Service Enterprise Group, Inc.	1,056,771	84,298,623
Sempra	1,340,784	107,343,167
Southern Co.	2,319,165	193,696,661
Vistra Corp.	694,558	55,022,885
WEC Energy Group, Inc.	671,114	57,756,071
Xcel Energy, Inc.	1,182,028	68,888,592
		2,344,602,364
Total Common Stocks (Cost $39,477,850,991)		98,260,112,586

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	1,380,000	1,380,000
Total Short-Term Investments (Cost $1,380,000)		1,380,000
Total Investments in Securities (Cost $39,479,230,991)		98,261,492,586

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	1,438	399,620,200	135,593

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,370,400.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$152,666,938	$14,138,703	$—	$—	$37,835,287	$204,640,928	3,139,146	$2,254,985

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$98,260,112,586	$—	$—	$98,260,112,586
Short-Term Investments [1]	1,380,000	—	—	1,380,000
Futures Contracts [2]	135,593	—	—	135,593
Total	$98,261,628,179	$—	$—	$98,261,628,179

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Investments
Schwab 1000 Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Aptiv PLC *	90,022	6,246,627
Autoliv, Inc.	24,180	2,445,565
BorgWarner, Inc.	77,034	2,720,070
Ford Motor Co.	1,297,010	14,033,648
Fox Factory Holding Corp. *	13,342	712,329
General Motors Co.	377,301	16,721,980
Gentex Corp.	75,612	2,348,509
Harley-Davidson, Inc.	40,824	1,530,900
Lear Corp.	19,191	2,342,070
Lucid Group, Inc. *(a)	295,144	1,038,907
Rivian Automotive, Inc., Class A *	232,238	3,811,026
Tesla, Inc. *	919,251	213,330,580
Thor Industries, Inc.	17,593	1,867,321
		269,149,532

Banks 3.4%
Bank of America Corp.	2,254,136	90,864,222
Bank OZK	35,471	1,663,235
BOK Financial Corp.	8,701	894,811
Citigroup, Inc.	632,390	41,029,463
Citizens Financial Group, Inc.	151,184	6,451,021
Columbia Banking System, Inc.	69,875	1,827,930
Comerica, Inc.	44,223	2,423,863
Commerce Bancshares, Inc.	39,166	2,534,432
Cullen/Frost Bankers, Inc.	21,276	2,490,568
East West Bancorp, Inc.	46,075	4,049,532
Fifth Third Bancorp	227,432	9,629,471
First Citizens BancShares, Inc., Class A	3,965	8,277,691
First Horizon Corp.	179,658	3,005,678
Home BancShares, Inc.	61,789	1,750,482
Huntington Bancshares, Inc.	478,748	7,157,283
JPMorgan Chase & Co.	951,410	202,460,048
KeyCorp	313,151	5,051,126
M&T Bank Corp.	55,485	9,552,852
New York Community Bancorp, Inc.	89,471	941,235
Old National Bancorp	103,385	2,069,768
Pinnacle Financial Partners, Inc.	25,092	2,416,861
PNC Financial Services Group, Inc.	131,520	23,818,272
Popular, Inc.	23,851	2,447,828
Prosperity Bancshares, Inc.	32,453	2,353,492
Regions Financial Corp.	303,129	6,780,996
SouthState Corp.	25,298	2,503,743
Synovus Financial Corp.	47,781	2,233,762
Truist Financial Corp.	443,502	19,820,104
U.S. Bancorp	516,384	23,175,314
Valley National Bancorp	144,582	1,214,489
Webster Financial Corp.	58,029	2,879,399
Wells Fargo & Co.	1,155,265	68,553,425
Western Alliance Bancorp	36,189	2,911,767
Wintrust Financial Corp.	21,577	2,334,631
Zions Bancorp NA	48,988	2,531,210
		570,100,004

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 6.3%
3M Co.	183,339	23,384,889
A.O. Smith Corp.	39,976	3,399,559
AAON, Inc.	23,231	2,056,640
Acuity Brands, Inc.	10,099	2,538,384
Advanced Drainage Systems, Inc.	22,786	4,034,033
AECOM	44,834	4,062,409
AGCO Corp.	20,552	1,940,520
Air Lease Corp., Class A	34,634	1,718,539
Allegion PLC	29,118	3,983,634
Allison Transmission Holdings, Inc.	29,247	2,590,992
AMETEK, Inc.	76,791	13,321,703
API Group Corp. *	78,693	2,981,678
Applied Industrial Technologies, Inc.	12,782	2,788,905
Atkore, Inc.	11,990	1,618,650
Axon Enterprise, Inc. *	23,569	7,070,936
AZEK Co., Inc., Class A *	47,628	2,138,021
Beacon Roofing Supply, Inc. *	20,947	2,153,352
Boeing Co. *	191,003	36,405,172
Boise Cascade Co.	12,967	1,842,481
Builders FirstSource, Inc. *	40,496	6,777,816
BWX Technologies, Inc.	30,562	3,040,613
Carlisle Cos., Inc.	15,696	6,570,032
Carrier Global Corp.	277,290	18,886,222
Caterpillar, Inc.	162,084	56,113,481
Chart Industries, Inc. *	13,709	2,208,246
Comfort Systems USA, Inc.	11,771	3,912,916
Core & Main, Inc., Class A *	56,947	3,044,956
Crane Co.	16,192	2,597,521
Cummins, Inc.	45,281	13,212,996
Curtiss-Wright Corp.	12,730	3,751,531
Deere & Co.	85,888	31,948,618
Donaldson Co., Inc.	40,299	3,015,171
Dover Corp.	45,604	8,402,993
Eaton Corp. PLC	132,589	40,411,801
EMCOR Group, Inc.	15,543	5,835,464
Emerson Electric Co.	189,726	22,218,812
Esab Corp.	18,609	1,890,674
Fastenal Co.	189,955	13,439,316
Ferguson PLC	66,798	14,872,575
Flowserve Corp.	43,434	2,195,589
Fluor Corp. *	57,829	2,781,575
Fortive Corp.	116,580	8,376,273
Fortune Brands Innovations, Inc.	40,928	3,307,392
Franklin Electric Co., Inc.	13,152	1,402,266
GE Vernova, Inc. *	90,700	16,166,368
Generac Holdings, Inc. *	20,024	3,117,336
General Dynamics Corp.	75,279	22,486,590
General Electric Co.	362,665	61,725,583
Graco, Inc.	56,398	4,796,650
HEICO Corp.	33,039	7,973,632
Hexcel Corp.	28,187	1,866,261
Honeywell International, Inc.	215,862	44,197,744
Howmet Aerospace, Inc.	128,558	12,303,001
Hubbell, Inc., Class B	17,706	7,005,379
Huntington Ingalls Industries, Inc.	12,944	3,624,061
IDEX Corp.	25,186	5,250,777
Illinois Tool Works, Inc.	89,880	22,225,526
Ingersoll Rand, Inc.	133,445	13,397,878
ITT, Inc.	27,173	3,843,893

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Johnson Controls International PLC	223,029	15,955,495
L3Harris Technologies, Inc.	62,838	14,257,314
Lennox International, Inc.	10,635	6,205,523
Leonardo DRS, Inc. *	23,668	667,438
Lincoln Electric Holdings, Inc.	18,742	3,849,794
Lockheed Martin Corp.	70,757	38,344,633
Masco Corp.	73,538	5,724,933
MasTec, Inc. *	20,500	2,255,615
Middleby Corp. *	17,694	2,398,953
MSC Industrial Direct Co., Inc., Class A	15,612	1,388,687
Mueller Industries, Inc.	37,422	2,654,717
Nordson Corp.	17,962	4,496,427
Northrop Grumman Corp.	46,129	22,341,197
nVent Electric PLC	54,759	3,977,146
Oshkosh Corp.	21,664	2,353,794
Otis Worldwide Corp.	134,411	12,701,839
Owens Corning	28,614	5,333,077
PACCAR, Inc.	173,470	17,114,550
Parker-Hannifin Corp.	42,565	23,885,775
Pentair PLC	54,709	4,807,280
Plug Power, Inc. *	221,153	546,248
Quanta Services, Inc.	48,450	12,857,661
RBC Bearings, Inc. *	9,522	2,769,378
Regal Rexnord Corp.	22,112	3,552,956
Rockwell Automation, Inc.	37,636	10,487,271
RTX Corp.	440,850	51,795,466
Sensata Technologies Holding PLC	50,073	1,952,346
Simpson Manufacturing Co., Inc.	13,895	2,669,091
SiteOne Landscape Supply, Inc. *	14,826	2,174,678
Snap-on, Inc.	17,368	4,985,137
Stanley Black & Decker, Inc.	50,587	5,342,999
Textron, Inc.	63,116	5,863,476
Timken Co.	21,489	1,868,469
Toro Co.	34,370	3,290,240
Trane Technologies PLC	75,129	25,114,122
TransDigm Group, Inc.	18,515	23,962,483
Trex Co., Inc. *	36,051	3,014,945
UFP Industries, Inc.	20,576	2,714,592
United Rentals, Inc.	22,027	16,676,642
Valmont Industries, Inc.	6,592	1,966,789
Vertiv Holdings Co., Class A	114,195	8,987,146
Watsco, Inc.	10,593	5,185,168
Watts Water Technologies, Inc., Class A	9,019	1,871,623
WESCO International, Inc.	14,422	2,523,129
Westinghouse Air Brake Technologies Corp.	58,518	9,430,176
WillScot Holdings Corp. *	62,825	2,575,825
Woodward, Inc.	20,303	3,167,065
WW Grainger, Inc.	14,467	14,131,510
Xylem, Inc.	80,281	10,717,513
Zurn Elkay Water Solutions Corp.	47,808	1,551,848
		1,064,686,204

Commercial & Professional Services 1.5%
Automatic Data Processing, Inc.	135,459	35,574,243
Booz Allen Hamilton Holding Corp., Class A	43,051	6,169,639
Broadridge Financial Solutions, Inc.	38,998	8,345,572
CACI International, Inc., Class A *	7,309	3,372,957
Casella Waste Systems, Inc., Class A *	18,565	1,922,591
Cintas Corp.	28,639	21,878,478
Clarivate PLC *	140,745	948,621
Clean Harbors, Inc. *	16,627	3,969,364
Copart, Inc. *	290,636	15,208,982
SECURITY	NUMBER OF SHARES	VALUE ($)
Dayforce, Inc. *	52,393	3,105,857
Dun & Bradstreet Holdings, Inc.	77,222	840,175
Equifax, Inc.	40,970	11,445,789
ExlService Holdings, Inc. *	53,913	1,900,972
Exponent, Inc.	16,733	1,775,037
FTI Consulting, Inc. *	11,714	2,553,301
Genpact Ltd.	54,268	1,881,472
Jacobs Solutions, Inc.	41,817	6,119,918
KBR, Inc.	45,179	3,008,470
Leidos Holdings, Inc.	44,791	6,467,820
Maximus, Inc.	19,991	1,856,964
MSA Safety, Inc.	12,118	2,286,061
Parsons Corp. *	13,384	1,222,896
Paychex, Inc.	105,857	13,551,813
Paycom Software, Inc.	15,879	2,648,458
Paylocity Holding Corp. *	14,624	2,194,624
RB Global, Inc.	60,772	4,839,274
Republic Services, Inc., Class A	67,757	13,166,540
Robert Half, Inc.	34,922	2,241,643
Rollins, Inc.	93,704	4,489,359
Science Applications International Corp.	16,804	2,090,418
SS&C Technologies Holdings, Inc.	71,244	5,197,250
Tetra Tech, Inc.	17,684	3,770,936
TransUnion	64,083	5,784,132
TriNet Group, Inc.	10,357	1,079,717
Veralto Corp.	72,672	7,743,928
Verisk Analytics, Inc., Class A	47,318	12,385,486
Vestis Corp.	42,956	557,139
Waste Management, Inc.	120,753	24,471,803
		248,067,699

Consumer Discretionary Distribution & Retail 5.5%
Amazon.com, Inc. *	3,034,075	567,311,343
Asbury Automotive Group, Inc. *	6,775	1,823,966
AutoNation, Inc. *	8,172	1,558,564
AutoZone, Inc. *	5,736	17,974,846
Bath & Body Works, Inc.	73,959	2,717,993
Best Buy Co., Inc.	63,905	5,529,061
Burlington Stores, Inc. *	21,034	5,475,571
CarMax, Inc. *	52,110	4,400,168
Carvana Co., Class A *	34,827	4,640,001
Dick's Sporting Goods, Inc.	19,258	4,166,468
Dillard's, Inc., Class A	1,126	448,812
eBay, Inc.	167,668	9,324,017
Etsy, Inc. *	38,755	2,524,501
Five Below, Inc. *	18,623	1,354,637
Floor & Decor Holdings, Inc., Class A *	35,329	3,462,242
GameStop Corp., Class A *	88,308	2,001,942
Genuine Parts Co.	46,160	6,790,598
Home Depot, Inc.	328,338	120,880,918
Lithia Motors, Inc., Class A	9,190	2,539,473
LKQ Corp.	87,829	3,644,903
Lowe's Cos., Inc.	189,595	46,547,468
Murphy USA, Inc.	6,170	3,115,356
Ollie's Bargain Outlet Holdings, Inc. *	20,340	1,985,998
O'Reilly Automotive, Inc. *	19,487	21,948,988
Penske Automotive Group, Inc.	6,451	1,123,184
Pool Corp.	12,637	4,726,743
RH *	5,089	1,476,217
Ross Stores, Inc.	111,133	15,917,580
TJX Cos., Inc.	374,767	42,356,166
Tractor Supply Co.	35,738	9,410,530
Ulta Beauty, Inc. *	15,828	5,775,479
Valvoline, Inc. *	42,059	1,955,744

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Wayfair, Inc., Class A *	31,863	1,734,303
Williams-Sonoma, Inc.	42,864	6,630,204
		933,273,984

Consumer Durables & Apparel 0.9%
Brunswick Corp.	22,310	1,817,150
Capri Holdings Ltd. *	38,108	1,278,142
Columbia Sportswear Co.	11,645	951,397
Crocs, Inc. *	20,413	2,742,895
Deckers Outdoor Corp. *	8,501	7,843,278
DR Horton, Inc.	98,028	17,638,178
Garmin Ltd.	51,026	8,738,202
Hasbro, Inc.	43,117	2,779,322
KB Home	24,375	2,098,200
Lennar Corp., Class A	81,092	14,347,608
Lululemon Athletica, Inc. *	37,964	9,819,768
Mattel, Inc. *	111,221	2,145,453
Meritage Homes Corp.	12,145	2,463,856
Mohawk Industries, Inc. *	17,641	2,841,436
Newell Brands, Inc.	133,940	1,150,545
NIKE, Inc., Class B	400,959	30,015,791
NVR, Inc. *	1,040	8,951,779
Polaris, Inc.	18,019	1,500,622
PulteGroup, Inc.	69,330	9,151,560
PVH Corp.	18,668	1,903,949
Ralph Lauren Corp., Class A	12,819	2,250,888
SharkNinja, Inc.	15,934	1,224,528
Skechers USA, Inc., Class A *	43,337	2,822,539
Tapestry, Inc.	76,464	3,065,442
Taylor Morrison Home Corp., Class A *	34,610	2,321,639
Tempur Sealy International, Inc.	57,230	2,995,990
Toll Brothers, Inc.	34,426	4,912,934
TopBuild Corp. *	10,503	5,026,106
VF Corp.	111,095	1,884,171
Whirlpool Corp.	17,925	1,827,812
YETI Holdings, Inc. *	28,594	1,182,362
		159,693,542

Consumer Services 2.0%
ADT, Inc.	88,956	692,078
Airbnb, Inc., Class A *	146,099	20,389,576
Aramark	85,923	2,944,581
Booking Holdings, Inc.	11,244	41,771,572
Boyd Gaming Corp.	22,968	1,398,062
Bright Horizons Family Solutions, Inc. *	19,073	2,293,528
Caesars Entertainment, Inc. *	72,625	2,901,369
Carnival Corp. *	335,947	5,596,877
Chipotle Mexican Grill, Inc., Class A *	454,600	24,693,872
Choice Hotels International, Inc. (a)	8,060	1,027,247
Churchill Downs, Inc.	22,452	3,223,209
Darden Restaurants, Inc.	39,472	5,774,359
Domino's Pizza, Inc.	11,595	4,970,776
DoorDash, Inc., Class A *	103,597	11,470,260
DraftKings, Inc., Class A *	157,579	5,822,544
Duolingo, Inc. *	12,371	2,127,070
Expedia Group, Inc. *	42,024	5,365,204
H&R Block, Inc.	45,779	2,652,435
Hilton Grand Vacations, Inc. *	23,542	1,017,250
Hilton Worldwide Holdings, Inc.	82,896	17,795,284
Hyatt Hotels Corp., Class A	15,188	2,237,648
Las Vegas Sands Corp.	121,561	4,822,325
Light & Wonder, Inc. *	29,388	3,150,394
Marriott International, Inc., Class A	79,621	18,097,853
McDonald's Corp.	238,769	63,369,293
MGM Resorts International *	83,199	3,575,061
SECURITY	NUMBER OF SHARES	VALUE ($)
Norwegian Cruise Line Holdings Ltd. *	139,998	2,580,163
Planet Fitness, Inc., Class A *	29,307	2,159,926
Royal Caribbean Cruises Ltd. *	78,568	12,313,177
Service Corp. International	47,749	3,815,623
Starbucks Corp.	375,302	29,254,791
Texas Roadhouse, Inc., Class A	22,152	3,867,961
Vail Resorts, Inc.	12,723	2,315,713
Wingstop, Inc.	9,827	3,674,119
Wyndham Hotels & Resorts, Inc.	27,442	2,077,908
Wynn Resorts Ltd.	31,097	2,575,454
Yum! Brands, Inc.	93,180	12,377,099
		336,191,661

Consumer Staples Distribution & Retail 1.8%
Albertsons Cos., Inc., Class A	135,873	2,694,362
BJ's Wholesale Club Holdings, Inc. *	44,045	3,874,198
Casey's General Stores, Inc.	12,203	4,732,811
Costco Wholesale Corp.	146,937	120,782,214
Dollar General Corp.	72,989	8,787,146
Dollar Tree, Inc. *	69,083	7,208,120
Kroger Co.	221,447	12,068,861
Performance Food Group Co. *	51,718	3,568,542
Sysco Corp.	165,352	12,674,231
Target Corp.	153,093	23,026,718
U.S. Foods Holding Corp. *	74,835	4,070,276
Walgreens Boots Alliance, Inc.	235,518	2,795,599
Walmart, Inc.	1,415,251	97,142,829
		303,425,907

Energy 3.8%
Antero Midstream Corp.	113,320	1,627,275
Antero Resources Corp. *	96,680	2,805,654
APA Corp.	119,125	3,715,509
Baker Hughes Co., Class A	330,543	12,798,625
ChampionX Corp.	63,418	2,172,701
Cheniere Energy, Inc.	75,747	13,834,432
Chesapeake Energy Corp.	36,769	2,806,578
Chevron Corp.	567,850	91,122,889
Chord Energy Corp.	20,417	3,504,782
Civitas Resources, Inc.	30,207	2,107,240
ConocoPhillips	387,087	43,044,074
Coterra Energy, Inc.	246,739	6,365,866
Devon Energy Corp.	209,388	9,847,518
Diamondback Energy, Inc.	59,283	11,993,544
DT Midstream, Inc.	32,329	2,436,313
EOG Resources, Inc.	190,241	24,122,559
EQT Corp.	196,675	6,787,254
Exxon Mobil Corp.	1,486,230	176,252,016
Halliburton Co.	292,216	10,134,051
Hess Corp.	91,494	14,037,009
HF Sinclair Corp.	49,591	2,552,449
Kinder Morgan, Inc.	638,134	13,483,771
Magnolia Oil & Gas Corp., Class A	61,817	1,683,895
Marathon Oil Corp.	187,144	5,249,389
Marathon Petroleum Corp.	116,565	20,634,336
Matador Resources Co.	38,423	2,362,246
Murphy Oil Corp.	48,795	2,019,137
New Fortress Energy, Inc. (a)	21,766	429,661
Noble Corp. PLC	36,742	1,734,957
NOV, Inc.	130,977	2,726,941
Occidental Petroleum Corp.	220,262	13,396,335
ONEOK, Inc.	193,827	16,151,604
Ovintiv, Inc.	83,116	3,859,907
Patterson-UTI Energy, Inc.	105,450	1,158,896
PBF Energy, Inc., Class A	34,580	1,409,135
Permian Resources Corp., Class A	169,311	2,597,231

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Phillips 66	140,472	20,435,867
Range Resources Corp.	79,999	2,498,369
Schlumberger NV	473,639	22,872,027
SM Energy Co.	38,363	1,772,371
Southwestern Energy Co. *	365,970	2,360,507
Targa Resources Corp.	73,596	9,956,067
TechnipFMC PLC	143,413	4,230,683
Texas Pacific Land Corp.	6,186	5,226,551
Transocean Ltd. *	234,013	1,354,935
Valaris Ltd. *	20,857	1,639,152
Valero Energy Corp.	108,192	17,496,810
Weatherford International PLC *	24,203	2,852,566
Williams Cos., Inc.	404,497	17,369,101
		643,030,785

Equity Real Estate Investment Trusts (REITs) 2.4%
Agree Realty Corp.	33,136	2,285,390
Alexandria Real Estate Equities, Inc.	52,041	6,103,889
American Homes 4 Rent, Class A	106,491	3,843,260
American Tower Corp.	154,530	34,058,412
Americold Realty Trust, Inc.	87,894	2,627,152
AvalonBay Communities, Inc.	46,974	9,625,912
Brixmor Property Group, Inc.	98,553	2,510,145
BXP, Inc.	47,345	3,376,172
Camden Property Trust	35,247	3,903,605
Crown Castle, Inc.	143,926	15,843,374
CubeSmart	74,329	3,536,574
Digital Realty Trust, Inc.	107,383	16,052,685
EastGroup Properties, Inc.	15,766	2,948,084
Equinix, Inc.	31,414	24,824,599
Equity LifeStyle Properties, Inc.	61,225	4,204,933
Equity Residential	114,637	7,982,174
Essex Property Trust, Inc.	21,194	5,899,562
Extra Space Storage, Inc.	70,332	11,226,394
Federal Realty Investment Trust	25,204	2,814,027
First Industrial Realty Trust, Inc.	44,314	2,424,862
Gaming & Leisure Properties, Inc.	90,366	4,536,373
Healthcare Realty Trust, Inc., Class A	126,283	2,233,946
Healthpeak Properties, Inc.	233,045	5,085,042
Host Hotels & Resorts, Inc.	235,403	4,121,907
Invitation Homes, Inc.	190,537	6,720,240
Iron Mountain, Inc.	97,251	9,974,063
Kilroy Realty Corp.	36,418	1,346,373
Kimco Realty Corp.	223,284	4,851,961
Kite Realty Group Trust	73,215	1,805,482
Lamar Advertising Co., Class A	28,910	3,465,153
Medical Properties Trust, Inc. (a)	197,726	951,062
Mid-America Apartment Communities, Inc.	38,544	5,387,295
NET Lease Office Properties	4,763	140,556
NNN REIT, Inc.	60,524	2,716,922
Omega Healthcare Investors, Inc.	82,729	3,011,336
Prologis, Inc.	306,449	38,627,896
Public Storage	52,407	15,508,279
Rayonier, Inc.	45,598	1,382,987
Realty Income Corp.	288,387	16,562,065
Regency Centers Corp.	54,256	3,653,599
Rexford Industrial Realty, Inc.	72,267	3,621,299
Ryman Hospitality Properties, Inc.	20,315	2,041,861
SBA Communications Corp., Class A	35,805	7,860,630
Simon Property Group, Inc.	107,924	16,559,859
STAG Industrial, Inc.	61,000	2,489,410
Sun Communities, Inc.	41,138	5,213,419
Terreno Realty Corp.	32,271	2,207,659
UDR, Inc.	99,840	4,000,589
Ventas, Inc.	134,088	7,299,751
VICI Properties, Inc., Class A	345,877	10,812,115
Vornado Realty Trust	52,846	1,584,852
SECURITY	NUMBER OF SHARES	VALUE ($)
Welltower, Inc.	197,892	22,015,485
Weyerhaeuser Co.	241,632	7,674,232
WP Carey, Inc.	72,316	4,180,588
		395,735,491

Financial Services 7.7%
Affiliated Managers Group, Inc.	10,546	1,957,548
Affirm Holdings, Inc. *	80,682	2,282,494
AGNC Investment Corp.	241,432	2,416,734
Ally Financial, Inc.	91,455	4,116,390
American Express Co.	188,364	47,663,627
Ameriprise Financial, Inc.	32,861	14,132,530
Annaly Capital Management, Inc.	164,681	3,278,799
Apollo Global Management, Inc.	145,146	18,188,245
ARES Management Corp., Class A	57,546	8,816,047
Bank of New York Mellon Corp.	248,272	16,155,059
Berkshire Hathaway, Inc., Class B *	599,790	263,007,915
BlackRock, Inc.	46,316	40,595,974
Blackstone, Inc.	236,488	33,616,769
Block, Inc. *	184,139	11,394,521
Blue Owl Capital, Inc., Class A	147,362	2,810,193
Capital One Financial Corp.	126,396	19,136,354
Carlyle Group, Inc.	71,572	3,559,991
Cboe Global Markets, Inc.	34,925	6,409,087
Charles Schwab Corp. (b)	490,900	32,001,771
CME Group, Inc.	119,324	23,114,252
Coinbase Global, Inc., Class A *	58,827	13,198,426
Corebridge Financial, Inc.	76,186	2,251,296
Corpay, Inc. *	23,321	6,805,534
Credit Acceptance Corp. *	1,981	1,138,877
Discover Financial Services	83,232	11,984,576
Enact Holdings, Inc.	10,030	341,321
Equitable Holdings, Inc.	101,216	4,414,030
Essent Group Ltd.	36,296	2,280,841
Evercore, Inc., Class A	11,907	2,981,394
FactSet Research Systems, Inc.	12,660	5,229,719
Fidelity National Information Services, Inc.	183,952	14,133,032
Fiserv, Inc. *	193,652	31,675,658
Franklin Resources, Inc.	99,212	2,268,978
Global Payments, Inc.	84,327	8,570,996
Goldman Sachs Group, Inc.	106,891	54,410,726
Houlihan Lokey, Inc., Class A	17,473	2,625,318
Interactive Brokers Group, Inc., Class A	35,739	4,262,591
Intercontinental Exchange, Inc.	190,034	28,801,553
Invesco Ltd.	147,753	2,550,217
Jack Henry & Associates, Inc.	24,267	4,161,305
Janus Henderson Group PLC	43,807	1,630,935
Jefferies Financial Group, Inc.	55,875	3,267,011
KKR & Co., Inc.	220,202	27,183,937
LPL Financial Holdings, Inc.	24,678	5,466,671
MarketAxess Holdings, Inc.	12,705	2,839,949
Mastercard, Inc., Class A	272,004	126,130,975
MGIC Investment Corp.	89,766	2,229,787
Moody's Corp.	51,917	23,699,072
Morgan Stanley	414,115	42,740,809
Morningstar, Inc.	8,534	2,710,825
MSCI, Inc., Class A	26,218	14,177,646
Nasdaq, Inc.	137,096	9,278,657
Northern Trust Corp.	68,064	6,033,874
OneMain Holdings, Inc.	39,470	2,062,702
PayPal Holdings, Inc. *	346,097	22,766,261
Raymond James Financial, Inc.	61,727	7,160,332
Remitly Global, Inc. *	43,486	574,450
Rithm Capital Corp.	160,926	1,868,351
Robinhood Markets, Inc., Class A *	175,597	3,612,030
S&P Global, Inc.	106,115	51,437,124

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SEI Investments Co.	33,683	2,285,055
SoFi Technologies, Inc. *	350,244	2,640,840
Starwood Property Trust, Inc.	98,975	1,974,551
State Street Corp.	99,600	8,463,012
Stifel Financial Corp.	34,376	3,048,120
Synchrony Financial	133,663	6,788,744
T Rowe Price Group, Inc.	74,323	8,488,430
Toast, Inc., Class A *	132,058	3,454,637
Tradeweb Markets, Inc., Class A	38,300	4,277,344
Visa, Inc., Class A	521,531	138,555,141
Voya Financial, Inc.	33,581	2,442,346
Western Union Co.	114,054	1,356,102
WEX, Inc. *	13,641	2,502,441
		1,301,888,849

Food, Beverage & Tobacco 2.5%
Altria Group, Inc.	569,155	27,894,286
Archer-Daniels-Midland Co.	163,469	10,136,713
Brown-Forman Corp., Class B	60,000	2,709,600
Bunge Global SA	46,867	4,931,814
Campbell Soup Co.	66,170	3,100,726
Celsius Holdings, Inc. *	49,801	2,332,181
Coca-Cola Co.	1,284,686	85,739,944
Coca-Cola Consolidated, Inc.	1,545	1,770,400
Conagra Brands, Inc.	157,208	4,766,547
Constellation Brands, Inc., Class A	53,261	13,057,467
Darling Ingredients, Inc. *	53,622	2,130,402
Flowers Foods, Inc.	62,600	1,409,752
General Mills, Inc.	187,373	12,580,223
Hershey Co.	48,928	9,662,301
Hormel Foods Corp.	95,622	3,070,422
Ingredion, Inc.	21,779	2,708,654
J.M. Smucker Co.	35,581	4,196,779
Kellanova	86,599	5,035,732
Keurig Dr. Pepper, Inc.	345,585	11,846,654
Kraft Heinz Co.	261,111	9,193,718
Lamb Weston Holdings, Inc.	47,615	2,857,852
Lancaster Colony Corp.	6,911	1,334,238
McCormick & Co., Inc. - Non Voting Shares	83,074	6,397,529
Molson Coors Beverage Co., Class B	60,158	3,179,350
Mondelez International, Inc., Class A	444,237	30,363,599
Monster Beverage Corp. *	235,757	12,129,698
National Beverage Corp.	7,583	369,975
PepsiCo, Inc.	455,552	78,660,164
Philip Morris International, Inc.	515,245	59,335,614
Pilgrim's Pride Corp. *	13,039	537,598
Post Holdings, Inc. *	16,890	1,847,090
Tyson Foods, Inc., Class A	94,651	5,764,246
WK Kellogg Co.	21,231	373,666
		421,424,934

Health Care Equipment & Services 4.7%
Abbott Laboratories	576,555	61,080,237
Acadia Healthcare Co., Inc. *	30,501	1,977,990
agilon health, Inc. *	99,327	684,363
Align Technology, Inc. *	23,176	5,374,051
Baxter International, Inc.	169,726	6,079,585
Becton Dickinson & Co.	95,670	23,062,210
Boston Scientific Corp. *	487,553	36,020,416
Cardinal Health, Inc.	81,053	8,172,574
Cencora, Inc.	54,843	13,046,053
Centene Corp. *	176,461	13,573,380
Chemed Corp.	4,979	2,838,827
Cigna Group	94,240	32,858,661
Cooper Cos., Inc. *	66,280	6,185,912
CVS Health Corp.	415,886	25,090,402
SECURITY	NUMBER OF SHARES	VALUE ($)
DaVita, Inc. *	17,209	2,351,094
DENTSPLY SIRONA, Inc.	68,524	1,859,741
Dexcom, Inc. *	131,619	8,926,401
Edwards Lifesciences Corp. *	199,220	12,560,821
Elevance Health, Inc.	77,062	40,999,296
Encompass Health Corp.	33,148	3,080,775
Ensign Group, Inc.	18,467	2,599,230
Envista Holdings Corp. *	56,094	957,525
GE HealthCare Technologies, Inc.	140,773	11,913,619
Globus Medical, Inc., Class A *	37,860	2,724,406
Haemonetics Corp. *	16,597	1,494,560
HCA Healthcare, Inc.	64,129	23,282,033
HealthEquity, Inc. *	29,143	2,287,143
Henry Schein, Inc. *	42,329	3,045,148
Hologic, Inc. *	77,487	6,323,714
Humana, Inc.	39,853	14,411,243
IDEXX Laboratories, Inc. *	27,360	13,026,643
Inspire Medical Systems, Inc. *	9,783	1,379,892
Insulet Corp. *	23,037	4,477,241
Intuitive Surgical, Inc. *	117,578	52,276,355
Labcorp Holdings, Inc.	27,748	5,978,029
Lantheus Holdings, Inc. *	22,718	2,381,528
Masimo Corp. *	14,656	1,567,899
McKesson Corp.	43,002	26,533,094
Medtronic PLC	439,523	35,302,487
Molina Healthcare, Inc. *	19,466	6,643,162
Neogen Corp. *	64,750	1,102,693
Option Care Health, Inc. *	56,848	1,687,817
Penumbra, Inc. *	12,947	2,163,314
Quest Diagnostics, Inc.	36,972	5,261,116
QuidelOrtho Corp. *	16,191	636,144
R1 RCM, Inc. *	65,068	838,076
ResMed, Inc.	48,621	10,368,428
Solventum Corp. *	45,632	2,686,812
STERIS PLC	32,698	7,806,974
Stryker Corp.	112,208	36,742,510
Surgery Partners, Inc. *	24,184	734,226
Teleflex, Inc.	15,519	3,428,457
Tenet Healthcare Corp. *	32,428	4,854,472
UnitedHealth Group, Inc.	304,932	175,689,621
Universal Health Services, Inc., Class B	19,823	4,237,364
Veeva Systems, Inc., Class A *	48,461	9,301,120
Zimmer Biomet Holdings, Inc.	68,137	7,587,055
		799,553,939

Household & Personal Products 1.2%
BellRing Brands, Inc. *	43,140	2,212,219
Church & Dwight Co., Inc.	80,812	7,920,384
Clorox Co.	40,870	5,391,979
Colgate-Palmolive Co.	271,963	26,976,010
Coty, Inc., Class A *	117,200	1,166,140
elf Beauty, Inc. *	18,411	3,177,370
Estee Lauder Cos., Inc., Class A	77,124	7,682,322
Inter Parfums, Inc.	5,918	832,544
Kenvue, Inc.	632,942	11,703,098
Kimberly-Clark Corp.	111,358	15,038,898
Procter & Gamble Co.	781,935	125,703,871
Reynolds Consumer Products, Inc.	17,599	489,604
		208,294,439

Insurance 2.3%
Aflac, Inc.	171,240	16,332,871
Allstate Corp.	87,334	14,944,594
American Financial Group, Inc.	21,913	2,869,727
American International Group, Inc.	219,553	17,395,184
Aon PLC, Class A	71,985	23,647,792

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arch Capital Group Ltd. *	123,724	11,850,285
Arthur J Gallagher & Co.	72,326	20,503,698
Assurant, Inc.	17,184	3,004,966
Axis Capital Holdings Ltd.	25,545	1,935,034
Brown & Brown, Inc.	78,718	7,826,931
Chubb Ltd.	134,375	37,041,813
Cincinnati Financial Corp.	51,816	6,768,206
CNA Financial Corp.	8,907	437,868
Erie Indemnity Co., Class A	8,278	3,651,840
Everest Group Ltd.	14,353	5,638,863
Fidelity National Financial, Inc.	86,554	4,795,957
First American Financial Corp.	34,035	2,061,840
Globe Life, Inc.	27,704	2,569,269
Hartford Financial Services Group, Inc.	97,704	10,837,328
Kinsale Capital Group, Inc.	7,207	3,294,104
Lincoln National Corp.	56,360	1,876,788
Loews Corp.	59,779	4,779,331
Markel Group, Inc. *	4,299	7,045,416
Marsh & McLennan Cos., Inc.	163,085	36,297,828
MetLife, Inc.	197,704	15,193,552
Old Republic International Corp.	85,185	2,949,105
Primerica, Inc.	11,281	2,840,217
Principal Financial Group, Inc.	71,313	5,812,723
Progressive Corp.	193,860	41,509,303
Prudential Financial, Inc.	119,050	14,919,346
Reinsurance Group of America, Inc.	21,785	4,910,993
RenaissanceRe Holdings Ltd.	17,418	4,039,408
RLI Corp.	13,544	2,039,591
Ryan Specialty Holdings, Inc., Class A	34,191	2,105,824
Selective Insurance Group, Inc.	20,045	1,810,464
Travelers Cos., Inc.	75,814	16,409,182
Unum Group	59,831	3,442,077
W.R. Berkley Corp.	100,257	5,527,168
Willis Towers Watson PLC	33,849	9,554,896
		380,471,382

Materials 2.4%
Air Products & Chemicals, Inc.	73,658	19,434,663
Albemarle Corp.	38,928	3,646,386
Alcoa Corp.	59,038	1,950,615
Amcor PLC	476,347	5,015,934
AptarGroup, Inc.	22,167	3,258,106
Ashland, Inc.	16,400	1,585,060
ATI, Inc. *	40,910	2,770,016
Avery Dennison Corp.	26,748	5,799,769
Axalta Coating Systems Ltd. *	73,146	2,607,655
Balchem Corp.	10,805	1,917,455
Ball Corp.	102,968	6,572,447
Berry Global Group, Inc.	38,005	2,497,689
Celanese Corp., Class A	33,592	4,741,511
CF Industries Holdings, Inc.	60,531	4,623,963
Chemours Co.	49,159	1,188,173
Cleveland-Cliffs, Inc. *	157,298	2,414,524
Commercial Metals Co.	37,829	2,273,523
Corteva, Inc.	230,589	12,936,043
Crown Holdings, Inc.	39,187	3,475,887
Dow, Inc.	233,530	12,720,379
DuPont de Nemours, Inc.	138,631	11,603,415
Eagle Materials, Inc.	11,430	3,112,389
Eastman Chemical Co.	39,424	4,073,682
Ecolab, Inc.	84,246	19,434,710
Element Solutions, Inc.	73,899	1,991,578
FMC Corp.	41,511	2,422,582
Freeport-McMoRan, Inc.	475,868	21,609,166
Graphic Packaging Holding Co.	102,045	3,071,554
Huntsman Corp.	53,525	1,280,853
SECURITY	NUMBER OF SHARES	VALUE ($)
International Flavors & Fragrances, Inc.	84,286	8,384,771
International Paper Co.	115,116	5,350,592
Linde PLC	159,281	72,233,933
Louisiana-Pacific Corp.	21,230	2,083,937
LyondellBasell Industries NV, Class A	85,223	8,476,280
Martin Marietta Materials, Inc.	20,425	12,119,174
Mosaic Co.	107,504	3,200,394
NewMarket Corp.	2,270	1,273,175
Newmont Corp.	381,822	18,736,005
Nucor Corp.	79,315	12,923,586
Olin Corp.	40,000	1,824,400
Packaging Corp. of America	29,656	5,927,345
PPG Industries, Inc.	77,734	9,870,663
Reliance, Inc.	18,900	5,756,184
Royal Gold, Inc.	21,766	3,006,320
RPM International, Inc.	42,756	5,193,144
Sealed Air Corp.	47,196	1,795,808
Sherwin-Williams Co.	77,322	27,124,558
Silgan Holdings, Inc.	27,479	1,413,245
Smurfit WestRock PLC	171,907	7,708,310
Sonoco Products Co.	32,329	1,743,180
Steel Dynamics, Inc.	48,886	6,512,593
Summit Materials, Inc., Class A *	39,104	1,633,765
U.S. Steel Corp.	73,982	3,039,920
Vulcan Materials Co.	43,751	12,010,087
Westlake Corp.	10,589	1,565,689
		410,936,785

Media & Entertainment 7.6%
Alphabet, Inc., Class A	1,946,111	333,835,881
Alphabet, Inc., Class C	1,619,039	280,336,603
Charter Communications, Inc., Class A *	32,310	12,268,753
Comcast Corp., Class A	1,295,629	53,470,609
Electronic Arts, Inc.	80,272	12,116,256
Endeavor Group Holdings, Inc., Class A	62,295	1,708,129
Fox Corp., Class A	118,291	4,499,790
IAC, Inc. *	23,743	1,253,868
Interpublic Group of Cos., Inc.	125,039	4,022,505
Liberty Broadband Corp., Class C *	37,734	2,542,894
Liberty Media Corp.-Liberty Formula One, Class C *	69,221	5,597,902
Liberty Media Corp.-Liberty SiriusXM, Class C *	48,500	1,091,735
Live Nation Entertainment, Inc. *	47,523	4,571,237
Match Group, Inc. *	87,982	3,355,634
Meta Platforms, Inc., Class A	726,046	344,748,422
Netflix, Inc. *	142,761	89,703,874
New York Times Co., Class A	53,991	2,893,378
News Corp., Class A	125,773	3,468,819
Nexstar Media Group, Inc., Class A	10,622	1,962,839
Omnicom Group, Inc.	64,806	6,353,580
Paramount Global, Class B	165,930	1,894,921
Pinterest, Inc., Class A *	198,376	6,338,113
ROBLOX Corp., Class A *	166,348	6,906,769
Roku, Inc. *	41,433	2,411,815
Sirius XM Holdings, Inc. (a)	214,050	738,473
Snap, Inc., Class A *	341,262	4,545,610
Take-Two Interactive Software, Inc. *	52,797	7,947,532
TKO Group Holdings, Inc.	19,726	2,157,038
Trade Desk, Inc., Class A *	147,607	13,266,917
Walt Disney Co.	604,036	56,592,133
Warner Bros Discovery, Inc. *	732,648	6,337,405

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Warner Music Group Corp., Class A	45,495	1,365,305
ZoomInfo Technologies, Inc., Class A *	94,147	1,069,510
		1,281,374,249

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
10X Genomics, Inc., Class A *	34,014	703,069
AbbVie, Inc.	585,048	108,421,095
ACADIA Pharmaceuticals, Inc. *	39,378	748,970
Agilent Technologies, Inc.	96,868	13,697,135
Alkermes PLC *	54,557	1,490,497
Alnylam Pharmaceuticals, Inc. *	41,957	9,963,109
Amgen, Inc.	177,845	59,128,127
Apellis Pharmaceuticals, Inc. *	35,268	1,396,613
Avantor, Inc. *	225,167	6,023,217
Biogen, Inc. *	48,181	10,272,189
BioMarin Pharmaceutical, Inc. *	62,902	5,304,526
Bio-Rad Laboratories, Inc., Class A *	6,869	2,324,195
Bio-Techne Corp.	51,921	4,236,234
Bridgebio Pharma, Inc. *	46,048	1,194,946
Bristol-Myers Squibb Co.	671,547	31,938,775
Bruker Corp.	32,223	2,207,598
Catalent, Inc. *	59,744	3,545,209
Charles River Laboratories International, Inc. *	16,899	4,125,046
Danaher Corp.	218,503	60,542,811
Elanco Animal Health, Inc. *	163,440	2,131,258
Eli Lilly & Co.	264,498	212,727,807
Exact Sciences Corp. *	61,618	2,814,710
Exelixis, Inc. *	97,804	2,293,504
Gilead Sciences, Inc.	412,754	31,394,069
GRAIL, Inc. *	8,848	136,082
Halozyme Therapeutics, Inc. *	42,934	2,372,533
Illumina, Inc. *	53,089	6,508,711
Incyte Corp. *	52,673	3,427,432
Intra-Cellular Therapies, Inc. *	32,578	2,564,540
Ionis Pharmaceuticals, Inc. *	48,882	2,417,704
IQVIA Holdings, Inc. *	60,461	14,887,312
Jazz Pharmaceuticals PLC *	20,615	2,272,804
Johnson & Johnson	797,355	125,862,487
Medpace Holdings, Inc. *	7,840	2,998,957
Merck & Co., Inc.	839,142	94,932,135
Mettler-Toledo International, Inc. *	7,053	10,727,825
Moderna, Inc. *	110,385	13,160,100
Mural Oncology PLC *	5,455	19,365
Natera, Inc. *	38,219	3,913,243
Neurocrine Biosciences, Inc. *	33,303	4,714,706
Organon & Co.	87,204	1,906,279
Perrigo Co. PLC	45,002	1,272,207
Pfizer, Inc.	1,876,349	57,303,699
Regeneron Pharmaceuticals, Inc. *	35,139	37,921,657
Repligen Corp. *	17,121	2,865,199
Revvity, Inc.	40,829	5,128,531
Roivant Sciences Ltd. *	113,753	1,234,220
Royalty Pharma PLC, Class A	127,931	3,603,816
Sarepta Therapeutics, Inc. *	31,541	4,486,392
Sotera Health Co. *	40,942	567,866
Thermo Fisher Scientific, Inc.	126,480	77,575,243
United Therapeutics Corp. *	14,764	4,625,414
Vaxcyte, Inc. *	33,309	2,627,747
Vertex Pharmaceuticals, Inc. *	85,463	42,365,718
Viatris, Inc.	398,555	4,806,573
Waters Corp. *	19,748	6,640,857
West Pharmaceutical Services, Inc.	24,107	7,380,840
Zoetis, Inc.	151,284	27,237,171
		1,159,090,074

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	99,947	11,265,026
CoStar Group, Inc. *	135,832	10,597,613
Jones Lang LaSalle, Inc. *	15,868	3,981,281
Zillow Group, Inc., Class C *	53,271	2,594,298
		28,438,218

Semiconductors & Semiconductor Equipment 10.6%
Advanced Micro Devices, Inc. *	535,500	77,369,040
Allegro MicroSystems, Inc. *	31,797	764,400
Amkor Technology, Inc.	34,495	1,126,607
Analog Devices, Inc.	164,470	38,055,069
Applied Materials, Inc.	275,284	58,415,265
Axcelis Technologies, Inc. *	10,789	1,363,190
Broadcom, Inc.	1,443,240	231,899,803
Cirrus Logic, Inc. *	18,013	2,350,336
Enphase Energy, Inc. *	44,730	5,148,870
Entegris, Inc.	49,996	5,914,027
First Solar, Inc. *	35,444	7,655,550
GLOBALFOUNDRIES, Inc. *	27,339	1,394,562
Intel Corp.	1,409,255	43,320,499
KLA Corp.	44,638	36,740,199
Lam Research Corp.	43,348	39,933,912
Lattice Semiconductor Corp. *	45,121	2,391,413
MACOM Technology Solutions Holdings, Inc. *	18,105	1,827,157
Marvell Technology, Inc.	286,889	19,215,825
Microchip Technology, Inc.	179,267	15,915,324
Micron Technology, Inc.	367,131	40,318,326
MKS Instruments, Inc.	20,756	2,613,180
Monolithic Power Systems, Inc.	16,136	13,926,820
NVIDIA Corp.	8,149,658	953,672,979
NXP Semiconductors NV	84,687	22,286,231
ON Semiconductor Corp. *	142,591	11,157,746
Onto Innovation, Inc. *	16,518	3,159,893
Power Integrations, Inc.	19,354	1,413,616
Qorvo, Inc. *	31,677	3,794,905
QUALCOMM, Inc.	370,404	67,024,604
Rambus, Inc. *	35,961	1,849,834
Skyworks Solutions, Inc.	53,286	6,054,355
SolarEdge Technologies, Inc. *	18,663	538,614
Teradyne, Inc.	51,811	6,795,531
Texas Instruments, Inc.	301,651	61,479,490
Universal Display Corp.	14,402	3,206,173
Wolfspeed, Inc. *	40,813	769,325
		1,790,862,670

Software & Services 11.5%
Accenture PLC, Class A	208,333	68,879,056
Adobe, Inc. *	148,427	81,879,755
Akamai Technologies, Inc. *	50,404	4,953,705
Amdocs Ltd.	38,299	3,350,014
ANSYS, Inc. *	29,008	9,097,779
AppLovin Corp., Class A *	60,055	4,630,240
Aspen Technology, Inc. *	9,171	1,723,689
Atlassian Corp., Class A *	52,711	9,307,181
Autodesk, Inc. *	71,031	17,581,593
Bentley Systems, Inc., Class B	77,096	3,757,659
Bill Holdings, Inc. *	32,089	1,603,166
Cadence Design Systems, Inc. *	90,282	24,164,880
CCC Intelligent Solutions Holdings, Inc. *	114,533	1,175,109
Cloudflare, Inc., Class A *	99,678	7,725,045
Cognizant Technology Solutions Corp., Class A	165,306	12,510,358
Confluent, Inc., Class A *	81,049	2,027,846

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Crowdstrike Holdings, Inc., Class A *	76,339	17,707,594
Datadog, Inc., Class A *	102,088	11,887,127
DocuSign, Inc., Class A *	68,539	3,802,544
Dolby Laboratories, Inc., Class A	19,615	1,544,877
DoubleVerify Holdings, Inc. *	45,456	960,031
Dropbox, Inc., Class A *	79,993	1,913,433
Dynatrace, Inc. *	79,410	3,487,687
Elastic NV *	27,292	2,993,114
EPAM Systems, Inc. *	19,161	4,122,106
Fair Isaac Corp. *	8,164	13,062,400
Five9, Inc. *	23,627	1,052,583
Fortinet, Inc. *	210,760	12,232,510
Gartner, Inc. *	25,693	12,877,075
Gen Digital, Inc.	181,420	4,715,106
Gitlab, Inc., Class A *	35,946	1,841,514
GoDaddy, Inc., Class A *	46,748	6,799,497
Guidewire Software, Inc. *	27,628	4,146,134
HubSpot, Inc. *	16,886	8,392,849
Informatica, Inc., Class A *	14,768	353,546
International Business Machines Corp.	304,452	58,497,407
Intuit, Inc.	92,809	60,079,906
Manhattan Associates, Inc. *	20,510	5,237,844
Microsoft Corp.	2,462,392	1,030,141,693
MongoDB, Inc., Class A *	24,278	6,126,796
Nutanix, Inc., Class A *	80,359	4,058,933
Okta, Inc. *	53,001	4,978,914
Oracle Corp.	528,281	73,668,785
Palantir Technologies, Inc., Class A *	655,675	17,631,101
Palo Alto Networks, Inc. *	107,174	34,802,613
Procore Technologies, Inc. *	29,408	2,088,850
PTC, Inc. *	39,574	7,038,236
Qualys, Inc. *	12,068	1,799,821
Roper Technologies, Inc.	35,421	19,295,590
Salesforce, Inc.	321,784	83,277,699
Samsara, Inc., Class A *	63,313	2,423,622
ServiceNow, Inc. *	67,918	55,311,740
Smartsheet, Inc., Class A *	46,303	2,220,692
Snowflake, Inc., Class A *	110,621	14,422,766
SPS Commerce, Inc. *	12,131	2,613,260
Synopsys, Inc. *	50,555	28,225,868
Tenable Holdings, Inc. *	40,137	1,843,091
Teradata Corp. *	32,062	1,039,450
Twilio, Inc., Class A *	56,653	3,349,892
Tyler Technologies, Inc. *	14,027	7,968,879
UiPath, Inc., Class A *	132,050	1,607,048
Unity Software, Inc. *	82,348	1,347,213
VeriSign, Inc. *	28,623	5,352,787
Workday, Inc., Class A *	70,289	15,964,038
Workiva, Inc., Class A *	15,581	1,149,410
Zoom Video Communications, Inc., Class A *	86,515	5,225,506
Zscaler, Inc. *	29,780	5,341,043
		1,932,389,295

Technology Hardware & Equipment 8.2%
Advanced Energy Industries, Inc.	12,551	1,460,560
Amphenol Corp., Class A	397,414	25,537,824
Apple, Inc.	4,775,504	1,060,543,928
Arista Networks, Inc. *	83,984	29,104,655
Arrow Electronics, Inc. *	17,549	2,170,636
Avnet, Inc.	30,117	1,619,090
Badger Meter, Inc.	9,639	1,987,176
CDW Corp.	44,538	9,714,183
Ciena Corp. *	47,580	2,509,369
Cisco Systems, Inc.	1,341,937	65,016,848
Cognex Corp.	57,095	2,833,054
Coherent Corp. *	44,112	3,073,724
SECURITY	NUMBER OF SHARES	VALUE ($)
Corning, Inc.	255,987	10,242,040
Dell Technologies, Inc., Class C	88,484	10,058,861
F5, Inc. *	19,650	4,001,526
Fabrinet *	11,889	2,622,238
Hewlett Packard Enterprise Co.	432,225	8,605,600
HP, Inc.	286,465	10,338,522
Insight Enterprises, Inc. *	9,153	2,054,849
IPG Photonics Corp. *	9,473	761,629
Jabil, Inc.	39,992	4,505,899
Juniper Networks, Inc.	107,810	4,063,359
Keysight Technologies, Inc. *	57,693	8,052,212
Littelfuse, Inc.	8,248	2,203,123
Motorola Solutions, Inc.	55,162	22,005,225
NetApp, Inc.	68,331	8,676,670
Novanta, Inc. *	11,672	2,114,733
Pure Storage, Inc., Class A *	101,161	6,062,579
Seagate Technology Holdings PLC	64,996	6,640,641
Super Micro Computer, Inc. *	16,711	11,725,273
TD SYNNEX Corp.	25,688	3,061,239
TE Connectivity Ltd.	101,362	15,643,197
Teledyne Technologies, Inc. *	15,759	6,648,092
Trimble, Inc. *	80,922	4,413,486
Ubiquiti, Inc.	1,380	256,087
Vontier Corp.	51,143	2,006,340
Western Digital Corp. *	108,149	7,251,390
Zebra Technologies Corp., Class A *	16,974	5,961,099
		1,375,546,956

Telecommunication Services 0.8%
AT&T, Inc.	2,373,383	45,687,623
GCI Liberty, Inc. *(c)	32,171	0
Iridium Communications, Inc.	41,343	1,186,544
Liberty Global Ltd., Class C *	56,279	1,131,771
T-Mobile U.S., Inc.	170,998	31,169,515
Verizon Communications, Inc.	1,395,185	56,532,896
		135,708,349

Transportation 1.6%
Alaska Air Group, Inc. *	42,500	1,595,025
American Airlines Group, Inc. *	220,708	2,348,333
Avis Budget Group, Inc.	6,097	615,858
CH Robinson Worldwide, Inc.	38,559	3,433,679
CSX Corp.	646,585	22,695,133
Delta Air Lines, Inc.	213,498	9,184,684
Expeditors International of Washington, Inc.	47,021	5,869,161
FedEx Corp.	74,905	22,640,036
GXO Logistics, Inc. *	39,400	2,205,612
Hertz Global Holdings, Inc. *	44,500	181,560
JB Hunt Transport Services, Inc.	27,271	4,721,974
Joby Aviation, Inc. *(a)	121,223	724,914
Kirby Corp. *	19,590	2,407,219
Knight-Swift Transportation Holdings, Inc.	53,305	2,901,391
Landstar System, Inc.	11,995	2,282,049
Lyft, Inc., Class A *	118,836	1,431,974
Norfolk Southern Corp.	74,736	18,651,116
Old Dominion Freight Line, Inc.	59,076	12,416,594
Ryder System, Inc.	14,269	1,999,943
Saia, Inc. *	8,834	3,691,287
Southwest Airlines Co.	197,861	5,330,375
Uber Technologies, Inc. *	692,638	44,654,372
U-Haul Holding Co., Non Voting Shares	32,657	2,081,231
Union Pacific Corp.	202,218	49,893,247
United Airlines Holdings, Inc. *	108,809	4,942,105

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	241,401	31,471,448
XPO, Inc. *	38,941	4,473,931
		264,844,251

Utilities 2.3%
AES Corp.	235,630	4,191,858
Alliant Energy Corp.	84,672	4,712,844
Ameren Corp.	88,246	6,995,260
American Electric Power Co., Inc.	174,848	17,156,086
American Water Works Co., Inc.	64,361	9,162,432
Atmos Energy Corp.	49,815	6,370,342
Avangrid, Inc.	23,049	822,158
CenterPoint Energy, Inc.	213,285	5,918,659
CMS Energy Corp.	98,824	6,403,795
Consolidated Edison, Inc.	114,935	11,208,461
Constellation Energy Corp.	104,508	19,835,618
Dominion Energy, Inc.	277,809	14,851,669
DTE Energy Co.	68,621	8,270,889
Duke Energy Corp.	255,534	27,922,200
Edison International	127,760	10,222,078
Entergy Corp.	70,751	8,204,993
Essential Utilities, Inc.	83,448	3,392,161
Evergy, Inc.	76,014	4,408,812
Eversource Energy	116,986	7,593,561
Exelon Corp.	330,418	12,291,550
FirstEnergy Corp.	170,821	7,159,108
IDACORP, Inc.	16,635	1,626,071
National Fuel Gas Co.	30,539	1,789,280
NextEra Energy, Inc.	681,013	52,022,583
NiSource, Inc.	148,552	4,642,250
NRG Energy, Inc.	69,230	5,204,019
OGE Energy Corp.	66,206	2,566,807
Ormat Technologies, Inc.	18,128	1,407,458
PG&E Corp.	708,278	12,926,074
Pinnacle West Capital Corp.	37,505	3,210,053
Portland General Electric Co.	33,396	1,582,303
PPL Corp.	244,557	7,268,234
Public Service Enterprise Group, Inc.	165,546	13,205,604
Sempra	209,420	16,766,165
Southern Co.	362,427	30,269,903
Southwest Gas Holdings, Inc.	19,799	1,468,294
UGI Corp.	67,765	1,679,217
Vistra Corp.	108,333	8,582,140
WEC Energy Group, Inc.	104,461	8,989,914
Xcel Energy, Inc.	184,550	10,755,574
		383,056,477
Total Common Stocks (Cost $3,433,277,599)		16,797,235,676

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	44,371,353	44,371,353
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	4,943,365	4,943,365
		49,314,718
Total Short-Term Investments (Cost $49,314,718)		49,314,718
Total Investments in Securities (Cost $3,482,592,317)		16,846,550,394

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	200	55,580,000	(95,934)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,654,323.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$25,223,788	$527,354	($97,994 )	($8,622 )	$6,357,245	$32,001,771	490,900	$365,438

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$16,661,527,327	$—	$—	$16,661,527,327
Telecommunication Services	135,708,349	—	0 *	135,708,349
Short-Term Investments [1]	49,314,718	—	—	49,314,718
Liabilities
Futures Contracts [2]	(95,934)	—	—	(95,934)
Total	$16,846,454,460	$—	$0	$16,846,454,460

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Small-Cap Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.4%
Adient PLC *	218,104	5,618,359
American Axle & Manufacturing Holdings, Inc. *	274,083	2,036,437
Canoo, Inc., Class A *(a)	140,373	282,150
Cooper-Standard Holdings, Inc. *	40,434	597,614
Dana, Inc.	313,925	3,989,987
Dorman Products, Inc. *	62,909	6,377,085
Fox Factory Holding Corp. *	101,504	5,419,298
Gentherm, Inc. *	75,614	4,172,380
Goodyear Tire & Rubber Co. *	685,777	8,023,591
Holley, Inc. *	108,436	427,238
LCI Industries	59,654	6,961,025
Livewire Group, Inc., Class A *(a)	40,543	298,802
Luminar Technologies, Inc., Class A *(a)	807,083	1,339,758
Modine Manufacturing Co. *	124,154	14,607,960
Patrick Industries, Inc.	51,913	6,647,979
Phinia, Inc.	109,028	4,873,552
Solid Power, Inc. *	371,344	698,127
Standard Motor Products, Inc.	52,271	1,710,830
Stoneridge, Inc. *	64,899	1,090,952
Visteon Corp. *	65,417	7,558,280
Winnebago Industries, Inc.	68,760	4,298,875
XPEL, Inc. *	60,415	2,469,161
		89,499,440

Banks 10.0%
1st Source Corp.	43,949	2,792,959
ACNB Corp.	19,767	819,935
Amalgamated Financial Corp.	43,172	1,373,301
Amerant Bancorp, Inc.	71,203	1,601,356
Ameris Bancorp	158,341	9,641,384
Ames National Corp.	21,171	462,163
Arrow Financial Corp.	39,825	1,255,284
Associated Banc-Corp.	359,004	8,249,912
Atlantic Union Bankshares Corp.	215,177	8,884,658
Axos Financial, Inc. *	131,425	9,595,339
Banc of California, Inc.	334,775	4,680,155
BancFirst Corp.	47,860	5,141,600
Bancorp, Inc. *	120,022	6,221,941
Bank First Corp.	23,549	2,182,992
Bank of Hawaii Corp.	93,816	6,434,839
Bank of Marin Bancorp	37,845	768,632
Bank of NT Butterfield & Son Ltd.	111,940	4,291,780
Bank7 Corp.	9,500	394,060
BankUnited, Inc.	178,970	6,893,924
Bankwell Financial Group, Inc.	15,260	429,569
Banner Corp.	82,457	4,883,104
Bar Harbor Bankshares	36,289	1,159,796
BayCom Corp.	24,990	602,009
BCB Bancorp, Inc.	36,552	463,479
Berkshire Hills Bancorp, Inc.	103,759	2,863,748
Blue Foundry Bancorp *	48,725	550,105
Bridgewater Bancshares, Inc. *	49,338	681,358
Brookline Bancorp, Inc.	210,484	2,207,977
Burke & Herbert Financial Services Corp.	31,270	2,116,979
SECURITY	NUMBER OF SHARES	VALUE ($)
Business First Bancshares, Inc.	58,413	1,484,858
Byline Bancorp, Inc.	74,895	2,100,805
Cadence Bank	437,692	14,386,936
California BanCorp *	18,224	457,240
Camden National Corp.	34,875	1,453,590
Capital Bancorp, Inc.	22,071	562,590
Capital City Bank Group, Inc.	33,420	1,186,410
Capitol Federal Financial, Inc.	298,586	1,887,064
Carter Bankshares, Inc. *	53,878	877,673
Cathay General Bancorp	166,914	7,397,629
Central Pacific Financial Corp.	64,471	1,682,048
Chemung Financial Corp.	8,015	390,811
ChoiceOne Financial Services, Inc.	15,973	439,258
Citizens & Northern Corp.	35,178	712,355
Citizens Financial Services, Inc.	10,662	569,991
City Holding Co.	35,213	4,292,465
Civista Bancshares, Inc.	37,412	671,545
CNB Financial Corp.	48,911	1,255,056
Coastal Financial Corp. *	27,244	1,435,759
Colony Bankcorp, Inc.	39,258	609,677
Columbia Financial, Inc. *	66,416	1,196,152
Community Financial System, Inc.	125,482	7,739,730
Community Trust Bancorp, Inc.	37,031	1,878,212
Community West Bancshares	39,959	828,750
ConnectOne Bancorp, Inc.	87,376	2,116,247
CrossFirst Bankshares, Inc. *	109,557	2,031,187
Customers Bancorp, Inc. *	71,221	4,592,330
CVB Financial Corp.	317,834	6,057,916
Dime Community Bancshares, Inc.	85,140	2,152,339
Eagle Bancorp, Inc.	70,405	1,515,116
Eastern Bankshares, Inc.	462,821	7,701,341
Enterprise Bancorp, Inc.	23,579	696,759
Enterprise Financial Services Corp.	89,050	4,708,074
Equity Bancshares, Inc., Class A	35,181	1,424,831
Esquire Financial Holdings, Inc.	16,704	1,030,136
ESSA Bancorp, Inc.	19,870	381,305
Farmers & Merchants Bancorp, Inc.	30,680	844,620
Farmers National Banc Corp.	88,317	1,378,628
FB Financial Corp.	85,531	3,993,442
Fidelity D&D Bancorp, Inc.	11,242	583,460
Financial Institutions, Inc.	36,416	958,469
First BanCorp	394,683	8,465,950
First Bancorp, Inc.	25,286	711,801
First Bancorp/Southern Pines NC	96,338	4,026,928
First Bancshares, Inc.	73,867	2,461,248
First Bank	51,526	795,561
First Busey Corp.	128,359	3,522,171
First Business Financial Services, Inc.	18,811	865,682
First Commonwealth Financial Corp.	243,259	4,398,123
First Community Bankshares, Inc.	40,857	1,829,576
First Financial Bancorp	226,557	6,198,600
First Financial Bankshares, Inc.	312,794	12,030,057
First Financial Corp.	27,248	1,225,070
First Financial Northwest, Inc.	16,532	355,603
First Foundation, Inc.	123,919	867,433
First Internet Bancorp	19,187	711,070
First Interstate BancSystem, Inc., Class A	188,124	5,939,075
First Merchants Corp.	140,005	5,649,202
First Mid Bancshares, Inc.	55,160	2,117,592
First of Long Island Corp.	51,782	679,380

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First Western Financial, Inc. *	19,768	358,592
Five Star Bancorp	38,535	1,132,929
Flushing Financial Corp.	66,899	985,422
FS Bancorp, Inc.	16,003	704,612
Fulton Financial Corp.	428,322	8,296,597
FVCBankcorp, Inc. *	39,583	501,912
German American Bancorp, Inc.	68,163	2,681,532
Glacier Bancorp, Inc.	273,830	12,242,939
Great Southern Bancorp, Inc.	20,895	1,308,236
Greene County Bancorp, Inc.	16,993	615,996
Guaranty Bancshares, Inc.	19,306	666,636
Hancock Whitney Corp.	208,601	11,416,733
Hanmi Financial Corp.	72,754	1,484,182
HarborOne Bancorp, Inc.	96,279	1,285,325
HBT Financial, Inc.	31,447	723,281
Heartland Financial USA, Inc.	102,064	5,564,529
Heritage Commerce Corp.	144,290	1,493,402
Heritage Financial Corp.	81,632	1,891,413
Hilltop Holdings, Inc.	112,127	3,699,070
Hingham Institution For Savings	3,820	949,996
Home Bancorp, Inc.	17,324	764,335
Home BancShares, Inc.	452,898	12,830,600
HomeStreet, Inc.	43,927	632,549
HomeTrust Bancshares, Inc.	35,635	1,263,973
Hope Bancorp, Inc.	279,367	3,676,470
Horizon Bancorp, Inc.	104,817	1,673,928
Independent Bank Corp.	48,154	1,670,462
Independent Bank Corp.	101,831	6,532,459
Independent Bank Group, Inc.	87,064	5,142,000
International Bancshares Corp.	130,080	8,772,595
Investar Holding Corp.	21,739	402,172
John Marshall Bancorp, Inc.	30,203	583,824
Kearny Financial Corp.	130,047	936,338
Lakeland Financial Corp.	59,795	4,097,751
LCNB Corp.	29,321	448,318
LINKBANCORP, Inc.	52,108	379,867
Live Oak Bancshares, Inc.	83,561	3,771,944
Mercantile Bank Corp.	37,738	1,825,010
Metrocity Bankshares, Inc.	44,603	1,409,901
Metropolitan Bank Holding Corp. *	25,565	1,348,042
Mid Penn Bancorp, Inc.	35,383	1,049,106
Middlefield Banc Corp.	17,969	484,444
Midland States Bancorp, Inc.	50,767	1,205,209
MidWestOne Financial Group, Inc.	34,427	1,009,055
MVB Financial Corp.	27,543	632,663
National Bank Holdings Corp., Class A	88,285	3,697,376
National Bankshares, Inc.	13,762	437,356
NB Bancorp, Inc. *	93,930	1,795,942
NBT Bancorp, Inc.	110,729	5,427,936
New York Community Bancorp, Inc. (a)	607,975	6,395,897
Nicolet Bankshares, Inc.	32,083	3,226,267
Northeast Bank	15,982	1,161,252
Northeast Community Bancorp, Inc.	28,971	659,959
Northfield Bancorp, Inc.	95,316	1,192,403
Northrim BanCorp, Inc.	12,622	863,345
Northwest Bancshares, Inc.	306,433	4,302,319
Norwood Financial Corp.	17,477	515,222
Oak Valley Bancorp	16,596	472,488
OceanFirst Financial Corp.	137,933	2,506,243
OFG Bancorp	111,793	5,077,638
Old National Bancorp	755,928	15,133,679
Old Second Bancorp, Inc.	104,054	1,760,594
Orange County Bancorp, Inc.	12,260	762,449
Origin Bancorp, Inc.	70,761	2,431,348
Orrstown Financial Services, Inc.	44,378	1,560,331
Pacific Premier Bancorp, Inc.	229,867	6,220,201
Park National Corp.	34,567	6,116,976
Parke Bancorp, Inc.	25,716	503,005
Pathward Financial, Inc.	61,515	4,154,723
SECURITY	NUMBER OF SHARES	VALUE ($)
PCB Bancorp	26,760	515,665
Peapack-Gladstone Financial Corp.	40,140	1,134,356
Peoples Bancorp of North Carolina, Inc.	10,719	340,650
Peoples Bancorp, Inc.	82,797	2,754,656
Peoples Financial Services Corp.	22,360	1,110,621
Pioneer Bancorp, Inc. *	26,534	295,854
Plumas Bancorp	13,359	578,044
Ponce Financial Group, Inc. *	46,638	461,716
Preferred Bank	29,787	2,563,469
Premier Financial Corp.	84,876	2,150,758
Primis Financial Corp.	49,021	647,077
Princeton Bancorp, Inc.	12,483	488,335
Provident Bancorp, Inc. *	36,981	402,723
Provident Financial Services, Inc.	301,543	5,590,607
QCR Holdings, Inc.	39,271	3,001,875
RBB Bancorp	40,295	929,606
Red River Bancshares, Inc.	11,069	616,765
Renasant Corp.	132,939	4,571,772
Republic Bancorp, Inc., Class A	20,067	1,316,797
S&T Bancorp, Inc.	91,746	4,071,688
Sandy Spring Bancorp, Inc.	105,034	3,217,191
Seacoast Banking Corp. of Florida	203,034	5,652,467
ServisFirst Bancshares, Inc.	122,032	9,791,848
Shore Bancshares, Inc.	74,582	1,082,931
Sierra Bancorp	31,184	907,143
Simmons First National Corp., Class A	297,949	6,414,842
SmartFinancial, Inc.	37,698	1,068,361
South Plains Financial, Inc.	28,632	928,822
Southern California Bancorp *	28,072	443,257
Southern First Bancshares, Inc. *	18,599	643,525
Southern Missouri Bancorp, Inc.	22,879	1,308,679
Southern States Bancshares, Inc.	19,712	644,977
Southside Bancshares, Inc.	69,000	2,414,310
SouthState Corp.	182,689	18,080,730
Stellar Bancorp, Inc.	118,651	3,251,037
Sterling Bancorp, Inc. *	52,903	307,895
Stock Yards Bancorp, Inc.	61,693	3,838,538
Texas Capital Bancshares, Inc. *	111,223	7,351,840
Third Coast Bancshares, Inc. *	26,869	627,929
Timberland Bancorp, Inc.	17,823	544,493
Tompkins Financial Corp.	30,685	1,931,314
Towne Bank	168,815	5,611,411
TriCo Bancshares	77,094	3,587,184
Triumph Financial, Inc. *	53,158	4,823,025
TrustCo Bank Corp.	44,913	1,599,352
Trustmark Corp.	146,217	5,078,116
UMB Financial Corp.	107,861	11,003,979
United Bankshares, Inc.	317,808	12,372,265
United Community Banks, Inc.	287,776	8,906,667
Unity Bancorp, Inc.	16,925	585,944
Univest Financial Corp.	69,471	1,920,873
USCB Financial Holdings, Inc.	24,909	414,984
Valley National Bancorp	1,034,603	8,690,665
Veritex Holdings, Inc.	125,673	3,150,622
Virginia National Bankshares Corp.	11,162	436,211
WaFd, Inc.	160,397	5,708,529
Washington Trust Bancorp, Inc.	41,058	1,314,267
WesBanco, Inc.	138,321	4,409,674
West BanCorp, Inc.	38,833	805,396
Westamerica BanCorp	61,952	3,342,930
WSFS Financial Corp.	143,745	8,120,155
		650,955,974

Capital Goods 11.7%
374Water, Inc. *	161,441	195,344
3D Systems Corp. *	305,183	1,113,918
AAR Corp. *	82,786	5,347,976
AeroVironment, Inc. *	62,937	11,236,772

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AerSale Corp. *	80,881	545,138
Alamo Group, Inc.	24,631	4,746,886
Albany International Corp., Class A	74,983	7,016,909
Allient, Inc.	35,478	1,026,733
Alta Equipment Group, Inc.	63,592	667,716
Ameresco, Inc., Class A *	76,914	2,428,175
American Superconductor Corp. *	81,907	1,978,873
American Woodmark Corp. *	38,200	3,902,130
Amprius Technologies, Inc. *	36,174	43,409
Apogee Enterprises, Inc.	52,710	3,618,014
Applied Industrial Technologies, Inc.	92,385	20,157,483
Archer Aviation, Inc., Class A *(a)	560,238	2,336,192
Arcosa, Inc.	116,693	10,841,947
Argan, Inc.	29,715	2,345,405
Array Technologies, Inc. *	367,417	3,865,227
Astec Industries, Inc.	54,870	1,925,388
Astronics Corp. *	69,156	1,592,663
Atkore, Inc.	88,281	11,917,935
Atmus Filtration Technologies, Inc. *	200,880	6,195,139
AZZ, Inc.	70,497	5,636,940
Barnes Group, Inc.	111,655	4,504,163
Beacon Roofing Supply, Inc. *	153,017	15,730,148
Blink Charging Co. *(a)	227,789	749,426
Bloom Energy Corp., Class A *	477,273	6,462,276
Blue Bird Corp. *	77,364	4,032,212
BlueLinx Holdings, Inc. *	20,254	2,442,430
Boise Cascade Co.	95,177	13,523,700
Bowman Consulting Group Ltd., Class A *	32,408	1,157,614
Brookfield Business Corp., Class A	62,686	1,413,569
Byrna Technologies, Inc. *	40,837	383,051
Cadre Holdings, Inc.	62,393	2,289,823
Caesarstone Ltd. *	48,363	306,621
Centuri Holdings, Inc. *(a)	32,272	532,811
ChargePoint Holdings, Inc., Class A *(a)	932,902	2,024,397
Chart Industries, Inc. *	101,404	16,334,156
Columbus McKinnon Corp.	68,198	2,602,436
Commercial Vehicle Group, Inc. *	79,252	431,923
Concrete Pumping Holdings, Inc. *	56,294	375,481
Construction Partners, Inc., Class A *	103,076	6,663,863
CSW Industrials, Inc.	37,200	12,068,424
Custom Truck One Source, Inc. *	125,418	628,344
Distribution Solutions Group, Inc. *	25,247	852,086
DNOW, Inc. *	259,927	3,992,479
Douglas Dynamics, Inc.	54,632	1,579,411
Ducommun, Inc. *	32,671	2,096,498
DXP Enterprises, Inc. *	30,160	1,651,562
Dycom Industries, Inc. *	68,278	12,529,696
Eastern Co.	12,211	359,492
Energy Recovery, Inc. *	136,450	1,989,441
Energy Vault Holdings, Inc. *(a)	252,594	257,646
Enerpac Tool Group Corp., Class A	130,582	5,249,396
EnerSys	96,209	10,576,255
Enovix Corp. *(a)	356,771	5,141,070
Enpro, Inc.	50,342	8,605,461
ESCO Technologies, Inc.	62,128	7,639,259
Eve Holding, Inc. *(a)	41,374	142,327
EVI Industries, Inc.	12,215	249,552
Federal Signal Corp.	144,502	14,445,865
Fluence Energy, Inc. *	145,512	2,383,487
Fluor Corp. *	410,148	19,728,119
Franklin Electric Co., Inc.	108,912	11,612,197
Freyr Battery, Inc. *(a)	264,505	476,109
FTAI Aviation Ltd.	239,298	26,669,762
FuelCell Energy, Inc. *(a)	1,107,174	560,673
GATX Corp.	85,799	11,968,960
Gencor Industries, Inc. *	24,095	593,460
Gibraltar Industries, Inc. *	73,458	5,455,726
Global Industrial Co.	32,259	1,125,194
SECURITY	NUMBER OF SHARES	VALUE ($)
GMS, Inc. *	96,313	9,268,200
Gorman-Rupp Co.	50,251	2,075,869
GrafTech International Ltd. *	611,213	469,473
Graham Corp. *	24,157	791,625
Granite Construction, Inc.	105,663	7,233,689
Great Lakes Dredge & Dock Corp. *	159,458	1,503,689
Greenbrier Cos., Inc.	74,019	3,775,709
Griffon Corp.	92,828	6,689,186
H&E Equipment Services, Inc.	77,608	4,058,898
Helios Technologies, Inc.	79,829	3,668,143
Herc Holdings, Inc.	67,680	10,547,251
Hillenbrand, Inc.	168,357	7,446,430
Hillman Solutions Corp. *	472,401	4,794,870
Hudson Technologies, Inc. *	108,363	927,587
Hyliion Holdings Corp. *	342,611	760,596
Hyster-Yale, Inc.	27,509	2,248,586
IES Holdings, Inc. *	19,909	3,065,389
Insteel Industries, Inc.	44,855	1,536,284
Intuitive Machines, Inc., Class A *(a)	66,986	266,604
Janus International Group, Inc. *	341,016	4,917,451
JELD-WEN Holding, Inc. *	205,421	3,428,476
John Bean Technologies Corp.	76,171	7,493,703
Kadant, Inc.	28,196	9,910,612
Karat Packaging, Inc.	16,706	499,008
Kennametal, Inc.	190,502	4,979,722
Kratos Defense & Security Solutions, Inc. *	354,707	7,995,096
L.B. Foster Co., Class A *	21,358	512,806
Leonardo DRS, Inc. *	176,575	4,979,415
Limbach Holdings, Inc. *	24,663	1,571,526
Lindsay Corp.	26,484	3,336,719
LSI Industries, Inc.	67,316	1,148,411
Luxfer Holdings PLC	64,972	840,738
Manitowoc Co., Inc. *	84,619	1,069,584
Masterbrand, Inc. *	304,297	5,492,561
Matrix Service Co. *	62,420	631,690
Mayville Engineering Co., Inc. *	30,925	590,977
McGrath RentCorp	58,533	6,428,679
Mercury Systems, Inc. *	131,778	4,684,708
Miller Industries, Inc.	26,604	1,807,476
Moog, Inc., Class A	68,268	13,387,355
MRC Global, Inc. *	202,556	2,933,011
Mueller Industries, Inc.	268,432	19,042,566
Mueller Water Products, Inc., Class A	372,492	7,703,135
MYR Group, Inc. *	39,900	5,605,152
National Presto Industries, Inc.	12,507	956,410
Net Power, Inc. *	49,916	477,197
NEXTracker, Inc., Class A *	280,213	13,769,667
NN, Inc. *	108,301	424,540
Northwest Pipe Co. *	22,851	871,766
NuScale Power Corp. *(a)	185,922	1,900,123
Omega Flex, Inc.	8,394	441,357
Orion Group Holdings, Inc. *	72,291	593,509
Park Aerospace Corp.	45,249	606,789
Park-Ohio Holdings Corp.	20,308	634,016
Plug Power, Inc. *(a)	1,518,561	3,750,846
Powell Industries, Inc.	22,550	4,140,856
Preformed Line Products Co.	5,750	792,752
Primoris Services Corp.	128,390	7,250,183
Proto Labs, Inc. *	61,526	2,142,335
Quanex Building Products Corp.	106,387	3,553,326
Redwire Corp. *(a)	52,818	373,951
Resideo Technologies, Inc. *	350,307	7,958,975
REV Group, Inc.	123,834	3,613,476
Rocket Lab USA, Inc. *	837,072	4,386,257
Rush Enterprises, Inc., Class A	166,316	8,483,779
SES AI Corp. *	306,683	377,220
Shoals Technologies Group, Inc., Class A *	410,387	2,667,515

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Shyft Group, Inc.	82,178	1,378,125
SolarMax Technology, Inc. *(a)	11,258	47,734
Solidion Technology, Inc. *	60,476	24,977
Southland Holdings, Inc. *	22,990	89,661
SPX Technologies, Inc. *	108,151	15,956,599
Standex International Corp.	27,957	5,222,368
Stem, Inc. *(a)	358,369	437,210
Sterling Infrastructure, Inc. *	72,499	8,435,984
SunPower Corp. *(a)	210,853	179,963
Sunrun, Inc. *	525,849	9,218,133
Taylor Devices, Inc. *	5,581	286,640
Tecnoglass, Inc.	53,665	2,887,714
Tennant Co.	45,566	4,907,003
Terex Corp.	160,234	10,136,403
Terran Orbital Corp. *(a)	363,180	261,381
Thermon Group Holdings, Inc. *	79,680	2,614,301
Titan International, Inc. *	120,210	1,024,189
Titan Machinery, Inc. *	48,899	871,869
TPI Composites, Inc. *(a)	108,727	463,177
Transcat, Inc. *	20,666	2,381,550
Trinity Industries, Inc.	196,217	6,486,934
Triumph Group, Inc. *	154,156	2,526,617
Tutor Perini Corp. *	103,841	2,584,602
Twin Disc, Inc.	26,131	376,809
UFP Industries, Inc.	145,363	19,177,741
Ultralife Corp. *	23,696	283,878
V2X, Inc. *	29,704	1,548,470
Vicor Corp. *	53,839	2,267,160
Virgin Galactic Holdings, Inc. *(a)	44,362	315,414
VirTra, Inc. *	24,915	218,505
Wabash National Corp.	106,774	2,294,573
Watts Water Technologies, Inc., Class A	65,830	13,661,042
Willis Lease Finance Corp.	7,241	624,753
Xometry, Inc., Class A *	101,796	1,489,275
Zurn Elkay Water Solutions Corp.	349,910	11,358,079
		757,594,696

Commercial & Professional Services 4.1%
ABM Industries, Inc.	152,161	8,454,065
ACCO Brands Corp.	227,270	1,161,350
ACV Auctions, Inc., Class A *	354,954	6,062,614
Alight, Inc., Class A *	1,142,968	8,652,268
Aris Water Solutions, Inc., Class A	65,346	1,157,278
Asure Software, Inc. *	57,233	589,500
Barrett Business Services, Inc.	61,487	2,240,586
Blacksky Technology, Inc. *	249,940	279,933
Bridger Aerospace Group Holdings, Inc. *(a)	20,501	68,883
BrightView Holdings, Inc. *	106,780	1,536,564
Brink's Co.	108,022	11,881,340
Casella Waste Systems, Inc., Class A *	137,508	14,240,329
CBIZ, Inc. *	115,271	7,999,807
CECO Environmental Corp. *	70,154	2,048,497
Cimpress PLC *	43,501	3,970,336
CompX International, Inc.	4,595	117,816
Conduent, Inc. *	390,250	1,592,220
CoreCivic, Inc. *	265,561	3,701,920
CRA International, Inc.	15,930	2,784,564
CSG Systems International, Inc.	71,415	3,345,079
Deluxe Corp.	106,891	2,606,003
DLH Holdings Corp. *	19,820	229,317
Driven Brands Holdings, Inc. *	144,164	1,937,564
Ennis, Inc.	61,651	1,469,760
Enviri Corp. *	191,776	2,266,792
ExlService Holdings, Inc. *	377,753	13,319,571
Exponent, Inc.	121,477	12,886,280
First Advantage Corp.	121,708	2,095,812
FiscalNote Holdings, Inc. *	142,336	217,774
SECURITY	NUMBER OF SHARES	VALUE ($)
Forrester Research, Inc. *	27,898	563,261
Franklin Covey Co. *	26,963	1,178,553
GEO Group, Inc. *	298,654	4,330,483
Healthcare Services Group, Inc. *	176,687	2,019,532
Heidrick & Struggles International, Inc.	48,476	1,945,827
HireQuest, Inc.	12,249	164,749
HNI Corp.	112,953	6,206,767
Huron Consulting Group, Inc. *	42,746	4,702,488
IBEX Holdings Ltd. *	21,846	380,994
ICF International, Inc.	44,777	6,586,697
Innodata, Inc. *	65,795	1,273,133
Insperity, Inc.	86,395	8,874,494
Interface, Inc., Class A	137,685	2,379,197
Kelly Services, Inc., Class A	74,573	1,754,703
Kforce, Inc.	44,625	3,100,099
Korn Ferry	124,929	9,209,766
LanzaTech Global, Inc. *	263,561	477,045
Legalzoom.com, Inc. *	329,503	2,201,080
Liquidity Services, Inc. *	51,092	1,148,037
Matthews International Corp., Class A	71,441	2,068,217
Maximus, Inc.	146,593	13,617,024
MillerKnoll, Inc.	171,943	5,333,672
Mistras Group, Inc. *	51,218	512,180
Montrose Environmental Group, Inc. *	75,953	2,422,141
NL Industries, Inc.	19,881	127,040
NV5 Global, Inc. *	34,443	3,552,451
OPENLANE, Inc. *	258,203	4,616,670
Performant Financial Corp. *	167,328	620,787
Perma-Fix Environmental Services, Inc. *	29,590	375,497
Pitney Bowes, Inc.	385,399	2,543,633
Planet Labs PBC *	406,549	1,032,634
Quad/Graphics, Inc.	70,560	322,459
Quest Resource Holding Corp. *	40,568	342,394
Resources Connection, Inc.	79,055	943,126
Spire Global, Inc., Class A *(a)	52,550	732,547
Steelcase, Inc., Class A	223,337	3,236,153
Sterling Check Corp. *	80,203	1,257,583
TriNet Group, Inc.	78,287	8,161,420
TrueBlue, Inc. *	74,813	894,015
TTEC Holdings, Inc.	45,649	364,279
UniFirst Corp.	36,113	7,025,423
Upwork, Inc. *	300,234	3,638,836
Verra Mobility Corp., Class A *	400,234	12,059,050
Viad Corp. *	49,300	1,639,225
Virco Mfg. Corp.	24,628	433,453
VSE Corp.	32,707	2,910,596
Willdan Group, Inc. *	30,605	1,036,897
WNS Holdings Ltd. *	111,126	6,620,887
		265,851,016

Consumer Discretionary Distribution & Retail 2.5%
1-800-Flowers.com, Inc., Class A *	62,634	648,888
1stdibs.com, Inc. *	60,571	277,415
Aaron's Co., Inc.	73,365	733,650
Abercrombie & Fitch Co., Class A *	120,813	17,817,501
Academy Sports & Outdoors, Inc.	173,912	9,403,422
aka Brands Holding Corp. *(a)	2,157	37,079
American Eagle Outfitters, Inc.	438,695	9,673,225
America's Car-Mart, Inc. *	14,280	988,890
Arhaus, Inc.	122,821	1,865,651
Arko Corp.	191,391	1,253,611
Asbury Automotive Group, Inc. *	48,694	13,109,399
BARK, Inc. *	324,812	503,459
Beyond, Inc. *	110,296	1,246,345
Boot Barn Holdings, Inc. *	71,204	9,504,310
Buckle, Inc.	74,434	3,214,804
Build-A-Bear Workshop, Inc.	31,002	840,774
Caleres, Inc.	82,031	3,163,115

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Camping World Holdings, Inc., Class A	101,524	2,322,869
Citi Trends, Inc. *	18,866	369,962
Designer Brands, Inc., Class A	101,198	825,776
Destination XL Group, Inc. *	129,962	484,758
EVgo, Inc., Class A *(a)	240,197	922,357
Foot Locker, Inc.	200,216	5,818,277
Genesco, Inc. *	25,512	786,535
GigaCloud Technology, Inc., Class A *(a)	56,536	1,663,855
Group 1 Automotive, Inc.	31,839	11,644,159
Groupon, Inc., Class A *(a)	55,995	745,853
GrowGeneration Corp. *	133,852	309,198
Haverty Furniture Cos., Inc.	35,250	1,031,768
J Jill, Inc.	11,249	432,524
Lands' End, Inc. *	34,061	602,539
Leslie's, Inc. *	432,030	1,274,489
MarineMax, Inc. *	51,957	1,811,741
Monro, Inc.	71,394	2,200,363
National Vision Holdings, Inc. *	188,126	2,720,302
ODP Corp. *	85,802	3,625,135
OneWater Marine, Inc., Class A *	28,285	698,074
Petco Health & Wellness Co., Inc., Class A *	196,003	678,170
Qurate Retail, Inc., Class B *	3,032	12,067
RealReal, Inc. *	231,439	865,582
Revolve Group, Inc. *	92,646	1,792,700
RumbleON, Inc., Class B *	37,359	153,919
Sally Beauty Holdings, Inc. *	252,292	2,888,743
Savers Value Village, Inc. *	55,123	561,703
Shoe Carnival, Inc.	43,018	1,826,974
Signet Jewelers Ltd.	102,779	8,646,797
Sleep Number Corp. *	50,934	601,021
Sonic Automotive, Inc., Class A	34,979	2,082,650
Stitch Fix, Inc., Class A *	215,001	1,012,655
ThredUp, Inc., Class A *	186,367	391,371
Tile Shop Holdings, Inc. *	67,750	489,155
Tilly's, Inc., Class A *	33,968	199,052
Torrid Holdings, Inc. *(a)	27,911	231,661
Upbound Group, Inc.	128,964	4,865,812
Urban Outfitters, Inc. *	153,590	7,072,820
Victoria's Secret & Co. *	188,917	3,353,277
Warby Parker, Inc., Class A *	210,222	3,462,356
Weyco Group, Inc.	14,938	519,992
Winmark Corp.	6,978	2,760,776
Zumiez, Inc. *	38,841	987,338
		160,028,663

Consumer Durables & Apparel 3.4%
Acushnet Holdings Corp.	69,698	5,058,681
AMMO, Inc. *	218,658	397,958
Beazer Homes USA, Inc. *	71,393	2,403,802
Cavco Industries, Inc. *	20,083	8,326,814
Century Communities, Inc.	68,040	7,124,468
Clarus Corp.	72,135	435,695
Cricut, Inc., Class A	110,093	683,678
Dream Finders Homes, Inc., Class A *	67,302	2,123,378
Escalade, Inc.	22,762	338,699
Ethan Allen Interiors, Inc.	54,616	1,685,996
Figs, Inc., Class A *	313,238	2,036,047
Flexsteel Industries, Inc.	10,896	413,503
Funko, Inc., Class A *	72,610	725,374
G-III Apparel Group Ltd. *	96,712	2,666,350
GoPro, Inc., Class A *	294,182	447,157
Green Brick Partners, Inc. *	75,529	5,524,946
Hamilton Beach Brands Holding Co., Class A	20,185	394,213
Hanesbrands, Inc. *	847,941	5,036,770
Helen of Troy Ltd. *	57,322	3,388,303
Hooker Furnishings Corp.	25,851	394,745
SECURITY	NUMBER OF SHARES	VALUE ($)
Hovnanian Enterprises, Inc., Class A *	12,005	2,519,729
Installed Building Products, Inc.	57,580	15,566,753
iRobot Corp. *	69,588	820,443
JAKKS Pacific, Inc. *	18,882	397,277
Johnson Outdoors, Inc., Class A	11,236	476,406
KB Home	161,752	13,923,612
Kontoor Brands, Inc.	133,921	9,394,558
Landsea Homes Corp. *	44,586	543,058
Latham Group, Inc. *	98,004	356,735
La-Z-Boy, Inc.	103,195	4,555,027
Legacy Housing Corp. *	26,509	754,976
LGI Homes, Inc. *	50,116	5,766,848
Lifetime Brands, Inc.	29,397	253,990
Lovesac Co. *	34,525	944,604
M/I Homes, Inc. *	64,866	10,821,595
Malibu Boats, Inc., Class A *	48,753	1,854,564
Marine Products Corp.	22,083	233,859
MasterCraft Boat Holdings, Inc. *	40,659	889,619
Meritage Homes Corp.	86,291	17,505,855
Movado Group, Inc.	36,893	955,529
Oxford Industries, Inc.	35,676	3,757,753
Peloton Interactive, Inc., Class A *	808,399	2,877,900
Purple Innovation, Inc., Class A *	127,139	175,452
Rocky Brands, Inc.	17,118	586,805
Skyline Champion Corp. *	129,031	10,517,317
Smith & Wesson Brands, Inc.	109,534	1,812,788
Solo Brands, Inc., Class A *	44,960	107,454
Sonos, Inc. *	296,452	4,002,102
Steven Madden Ltd.	173,788	7,879,548
Sturm Ruger & Co., Inc.	40,811	1,840,984
Superior Group of Cos., Inc.	30,722	611,982
Taylor Morrison Home Corp., Class A *	249,377	16,728,209
Topgolf Callaway Brands Corp. *	340,515	5,618,498
Traeger, Inc. *	81,565	199,019
Tri Pointe Homes, Inc. *	224,763	10,170,526
United Homes Group, Inc. *(a)	14,068	87,362
Vera Bradley, Inc. *	64,648	444,778
Vista Outdoor, Inc. *	140,037	5,689,703
Vizio Holding Corp., Class A *	212,701	2,335,457
Wolverine World Wide, Inc.	189,996	2,825,241
Worthington Enterprises, Inc.	75,730	3,779,684
		220,190,176

Consumer Services 2.7%
Accel Entertainment, Inc., Class A *	125,318	1,528,880
Adtalem Global Education, Inc. *	93,709	7,347,723
American Public Education, Inc. *	37,118	740,875
Bally's Corp. *	58,529	1,008,455
Biglari Holdings, Inc., Class B *	1,689	339,067
BJ's Restaurants, Inc. *	45,575	1,439,259
Bloomin' Brands, Inc.	190,046	3,962,459
Brinker International, Inc. *	105,667	7,059,612
Carriage Services, Inc., Class A	32,497	1,041,854
Cheesecake Factory, Inc.	116,267	4,521,624
Chegg, Inc. *	234,788	800,627
Chuy's Holdings, Inc. *	41,497	1,539,124
Coursera, Inc. *	329,504	3,064,387
Cracker Barrel Old Country Store, Inc. (a)	53,027	2,430,227
Dave & Buster's Entertainment, Inc. *	79,580	2,993,004
Denny's Corp. *	124,522	916,482
Despegar.com Corp. *	147,707	1,716,355
Dine Brands Global, Inc.	36,909	1,322,819
El Pollo Loco Holdings, Inc. *	64,772	781,150
European Wax Center, Inc., Class A *	79,755	748,899
Everi Holdings, Inc. *	190,036	2,445,763
First Watch Restaurant Group, Inc. *	73,863	1,201,751
Frontdoor, Inc. *	188,334	7,431,660

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Full House Resorts, Inc. *	80,958	455,794
Global Business Travel Group I *	302,008	2,029,494
Golden Entertainment, Inc.	48,781	1,630,749
Graham Holdings Co., Class B	7,912	6,130,613
Hilton Grand Vacations, Inc. *	177,100	7,652,491
Inspired Entertainment, Inc. *	52,758	486,956
International Game Technology PLC	273,246	6,413,084
Jack in the Box, Inc.	46,935	2,789,816
Krispy Kreme, Inc.	205,011	2,179,267
Kura Sushi USA, Inc., Class A *	14,353	825,154
Laureate Education, Inc.	322,291	4,995,510
Life Time Group Holdings, Inc. *	140,680	2,921,924
Lincoln Educational Services Corp. *	61,751	871,307
Lindblad Expeditions Holdings, Inc. *	84,791	730,051
Mister Car Wash, Inc. *	225,324	1,712,462
Monarch Casino & Resort, Inc.	31,416	2,459,244
Mondee Holdings, Inc., Class A *	90,096	269,387
Nathan's Famous, Inc.	6,870	515,594
Nerdy, Inc. *	172,692	298,757
ONE Group Hospitality, Inc. *	50,200	254,514
OneSpaWorld Holdings Ltd. *	242,172	3,896,547
Papa John's International, Inc.	80,158	3,545,388
Perdoceo Education Corp.	157,693	3,909,209
PlayAGS, Inc. *	93,807	1,074,090
Portillo's, Inc., Class A *	130,653	1,353,565
Potbelly Corp. *	64,835	473,296
RCI Hospitality Holdings, Inc.	21,147	1,046,354
Red Rock Resorts, Inc., Class A	118,010	6,726,570
Rush Street Interactive, Inc. *	182,678	1,828,607
Sabre Corp. *	900,568	3,088,948
Shake Shack, Inc., Class A *	91,160	7,987,439
Six Flags Entertainment Corp.	101,849	4,851,068
Strategic Education, Inc.	53,271	5,614,763
Stride, Inc. *	102,103	7,757,786
Super Group SGHC Ltd.	363,388	1,391,776
Sweetgreen, Inc., Class A *	237,001	6,512,787
Target Hospitality Corp. *	78,773	737,315
Udemy, Inc. *	229,611	2,121,606
United Parks & Resorts, Inc. *	85,707	4,512,474
Universal Technical Institute, Inc. *	94,603	1,791,781
Vacasa, Inc., Class A *(a)	22,317	92,392
Xponential Fitness, Inc., Class A *	57,594	988,889
		173,306,874

Consumer Staples Distribution & Retail 0.8%
Andersons, Inc.	78,476	4,279,296
Chefs' Warehouse, Inc. *	84,367	3,508,823
HF Foods Group, Inc. *	92,601	369,478
Ingles Markets, Inc., Class A	34,945	2,832,292
Natural Grocers by Vitamin Cottage, Inc.	23,020	627,986
PriceSmart, Inc.	60,178	5,496,057
SpartanNash Co.	82,783	1,748,377
Sprouts Farmers Market, Inc. *	241,985	24,171,882
United Natural Foods, Inc. *	141,240	2,189,220
Village Super Market, Inc., Class A	20,595	652,450
Weis Markets, Inc.	39,392	2,972,126
		48,847,987

Energy 6.1%
Aemetis, Inc. *(a)	85,177	273,418
Amplify Energy Corp. *	92,551	695,058
Archrock, Inc.	370,116	7,672,505
Ardmore Shipping Corp.	99,370	2,154,342
Atlas Energy Solutions, Inc., Class A	163,797	3,479,048
Berry Corp.	181,381	1,244,274
Borr Drilling Ltd. *	570,909	3,910,727
Bristow Group, Inc. *	58,996	2,238,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Cactus, Inc., Class A	157,589	9,947,018
California Resources Corp.	165,377	8,506,993
Centrus Energy Corp., Class A *	33,996	1,485,285
ChampionX Corp.	458,299	15,701,324
Clean Energy Fuels Corp. *	414,610	1,181,639
CNX Resources Corp. *	359,154	9,506,806
Comstock Resources, Inc.	222,258	2,104,783
CONSOL Energy, Inc. *	70,209	7,007,560
Core Laboratories, Inc.	112,107	2,745,500
Crescent Energy Co., Class A (a)	390,136	4,771,368
CVR Energy, Inc.	81,942	2,343,541
Delek U.S. Holdings, Inc.	152,729	3,631,896
DHT Holdings, Inc.	324,661	3,814,767
Diamond Offshore Drilling, Inc. *	246,429	4,046,364
Diversified Energy Co. PLC	113,408	1,865,562
DMC Global, Inc. *	46,404	626,454
Dorian LPG Ltd.	83,480	3,410,993
Drilling Tools International Corp. *	28,283	161,779
Dril-Quip, Inc. *	82,566	1,430,043
Empire Petroleum Corp. *	35,048	191,713
Encore Energy Corp. *	428,426	1,670,861
Energy Fuels, Inc. *(a)	389,412	2,215,767
Evolution Petroleum Corp.	73,049	410,535
Excelerate Energy, Inc., Class A	41,170	828,752
Expro Group Holdings NV *	227,443	5,281,226
FLEX LNG Ltd.	73,284	1,971,340
Forum Energy Technologies, Inc. *	27,640	509,958
FutureFuel Corp.	65,415	365,670
Geospace Technologies Corp. *	29,596	276,131
Golar LNG Ltd.	237,252	8,280,095
Granite Ridge Resources, Inc.	124,647	853,832
Green Plains, Inc. *	152,382	2,701,733
Gulfport Energy Corp. *	31,138	4,583,825
Hallador Energy Co. *	59,479	473,453
Helix Energy Solutions Group, Inc. *	346,861	4,092,960
Helmerich & Payne, Inc.	232,514	9,398,216
HighPeak Energy, Inc. (a)	34,527	580,399
International Seaways, Inc.	96,951	5,429,256
Kinetik Holdings, Inc., Class A	92,190	3,824,041
Kodiak Gas Services, Inc.	48,810	1,408,168
Kosmos Energy Ltd. *	1,122,506	6,207,458
Liberty Energy, Inc., Class A	387,061	9,347,523
Magnolia Oil & Gas Corp., Class A	416,409	11,342,981
Mammoth Energy Services, Inc. *	61,385	246,768
Murphy Oil Corp.	348,532	14,422,254
Nabors Industries Ltd. *	22,011	2,263,391
NACCO Industries, Inc., Class A	9,708	292,308
Natural Gas Services Group, Inc. *	25,350	516,126
Newpark Resources, Inc. *	199,859	1,650,835
NextDecade Corp. *	277,064	2,246,989
Noble Corp. PLC	274,874	12,979,550
Nordic American Tankers Ltd.	489,357	1,825,302
Northern Oil & Gas, Inc.	238,615	10,305,782
Oceaneering International, Inc. *	242,590	7,282,552
Oil States International, Inc. *	144,936	829,034
Par Pacific Holdings, Inc. *	138,028	3,664,643
Patterson-UTI Energy, Inc.	960,154	10,552,092
PBF Energy, Inc., Class A	249,799	10,179,309
Peabody Energy Corp.	307,073	6,820,091
PrimeEnergy Resources Corp. *	1,690	199,623
ProFrac Holding Corp., Class A *	52,517	487,883
ProPetro Holding Corp. *	218,097	2,091,550
Ranger Energy Services, Inc.	39,314	509,903
REX American Resources Corp. *	37,050	1,882,510
Riley Exploration Permian, Inc.	26,876	787,198
Ring Energy, Inc. *	350,131	689,758
RPC, Inc.	206,081	1,539,425
Sable Offshore Corp. *(a)	121,207	2,038,702
SandRidge Energy, Inc.	78,218	1,062,983

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Scorpio Tankers, Inc.	112,305	8,611,547
SEACOR Marine Holdings, Inc. *	58,515	811,018
Seadrill Ltd. *	178,959	9,844,535
Select Water Solutions, Inc.	218,538	2,583,119
SFL Corp. Ltd.	271,342	3,212,689
Sitio Royalties Corp., Class A	198,592	4,835,715
SM Energy Co.	274,996	12,704,815
Solaris Oilfield Infrastructure, Inc., Class A	59,363	780,623
Talos Energy, Inc. *	356,232	4,217,787
Teekay Corp. *	138,550	1,201,228
Teekay Tankers Ltd., Class A	57,838	3,784,919
TETRA Technologies, Inc. *	305,060	1,137,874
Tidewater, Inc. *	117,249	11,602,961
Transocean Ltd. *	1,753,895	10,155,052
U.S. Silica Holdings, Inc. *	181,571	2,812,535
Uranium Energy Corp. *	943,946	5,597,600
Ur-Energy, Inc. *(a)	648,787	804,496
VAALCO Energy, Inc.	251,069	1,797,654
Valaris Ltd. *	150,875	11,857,266
Verde Clean Fuels, Inc. *	7,966	34,732
Vital Energy, Inc. *	68,325	2,979,653
Vitesse Energy, Inc.	60,122	1,560,767
W&T Offshore, Inc.	233,298	562,248
World Kinect Corp.	141,835	3,961,452
		393,022,684

Equity Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust	241,988	5,236,620
Alexander & Baldwin, Inc.	175,217	3,453,527
Alexander's, Inc.	5,209	1,262,141
Alpine Income Property Trust, Inc.	29,557	513,405
American Assets Trust, Inc.	114,528	3,037,283
American Healthcare REIT, Inc.	155,553	2,479,515
Apartment Investment & Management Co., Class A *	343,293	3,041,576
Apple Hospitality REIT, Inc.	546,528	8,083,149
Armada Hoffler Properties, Inc.	158,967	1,888,528
Braemar Hotels & Resorts, Inc.	162,019	575,167
Brandywine Realty Trust	407,522	2,053,911
Broadstone Net Lease, Inc.	452,351	7,875,431
BRT Apartments Corp.	27,032	506,580
CareTrust REIT, Inc.	326,176	8,793,705
CBL & Associates Properties, Inc.	54,709	1,409,851
Centerspace	35,614	2,486,926
Chatham Lodging Trust	116,758	1,026,303
City Office REIT, Inc.	95,115	575,446
Clipper Realty, Inc.	32,222	126,955
Community Healthcare Trust, Inc.	64,343	1,400,104
COPT Defense Properties	270,329	7,831,431
CTO Realty Growth, Inc.	53,527	1,074,287
DiamondRock Hospitality Co.	506,776	4,170,766
Diversified Healthcare Trust (b)	526,183	1,757,451
Douglas Emmett, Inc.	387,820	6,240,024
Easterly Government Properties, Inc., Class A	232,039	3,232,303
Elme Communities	212,050	3,490,343
Empire Resorts, Inc. *(c)	8,021	19,696
Empire State Realty Trust, Inc., Class A	322,149	3,469,545
Equity Commonwealth *	254,520	5,184,572
Essential Properties Realty Trust, Inc.	421,675	12,477,363
Farmland Partners, Inc.	106,789	1,134,099
Four Corners Property Trust, Inc.	220,063	5,972,510
Franklin Street Properties Corp., Class C	229,361	399,088
Getty Realty Corp.	119,193	3,530,497
Gladstone Commercial Corp.	96,487	1,452,129
Gladstone Land Corp.	81,597	1,211,715
Global Medical REIT, Inc.	146,023	1,394,520
SECURITY	NUMBER OF SHARES	VALUE ($)
Global Net Lease, Inc.	483,219	4,204,005
Hudson Pacific Properties, Inc.	329,808	1,975,550
Independence Realty Trust, Inc.	543,518	10,136,611
Industrial Logistics Properties Trust	154,155	792,357
Innovative Industrial Properties, Inc.	67,561	8,297,166
InvenTrust Properties Corp.	163,277	4,599,513
JBG SMITH Properties	213,822	3,495,990
Kite Realty Group Trust	521,928	12,870,744
LTC Properties, Inc.	103,393	3,692,164
LXP Industrial Trust	697,308	7,182,272
Macerich Co.	519,419	8,315,898
National Health Investors, Inc.	100,392	7,515,345
NET Lease Office Properties	35,094	1,035,624
NETSTREIT Corp.	177,024	2,915,585
NexPoint Diversified Real Estate Trust	75,570	478,358
NexPoint Residential Trust, Inc.	54,833	2,395,654
One Liberty Properties, Inc.	38,469	1,015,197
Orion Office REIT, Inc.	132,125	535,106
Outfront Media, Inc.	355,149	5,760,517
Paramount Group, Inc.	441,921	2,315,666
Peakstone Realty Trust	87,329	1,185,928
Pebblebrook Hotel Trust	287,541	3,936,436
Phillips Edison & Co., Inc.	295,302	10,365,100
Piedmont Office Realty Trust, Inc., Class A	295,685	2,557,675
Plymouth Industrial REIT, Inc.	96,336	2,304,357
Postal Realty Trust, Inc., Class A	52,046	778,608
PotlatchDeltic Corp.	190,436	8,447,741
Retail Opportunity Investments Corp.	298,569	4,463,607
RLJ Lodging Trust	367,429	3,468,530
Ryman Hospitality Properties, Inc.	140,924	14,164,271
Sabra Health Care REIT, Inc.	556,748	9,036,020
Safehold, Inc.	123,830	2,865,426
Saul Centers, Inc.	25,243	998,361
Service Properties Trust	395,866	2,244,560
SITE Centers Corp.	455,754	7,041,399
SL Green Realty Corp.	159,774	10,647,339
Strawberry Fields REIT, Inc.	13,400	153,698
Summit Hotel Properties, Inc.	252,329	1,599,766
Sunstone Hotel Investors, Inc.	488,482	5,060,674
Tanger, Inc.	255,384	7,380,598
Terreno Realty Corp.	229,487	15,699,206
UMH Properties, Inc.	152,688	2,711,739
Uniti Group, Inc.	577,355	2,217,043
Universal Health Realty Income Trust	31,180	1,332,945
Urban Edge Properties	287,751	5,841,345
Veris Residential, Inc.	189,515	2,977,281
Whitestone REIT	116,532	1,608,142
Xenia Hotels & Resorts, Inc.	245,814	3,411,898
		343,897,477

Financial Services 6.2%
Acacia Research Corp. *	92,743	496,175
AFC Gamma, Inc.	41,959	376,372
AG Mortgage Investment Trust, Inc.	67,518	521,239
Alerus Financial Corp.	42,195	947,278
AlTi Global, Inc. *	79,187	388,016
A-Mark Precious Metals, Inc.	42,526	1,634,699
Angel Oak Mortgage REIT, Inc.	29,898	376,715
Apollo Commercial Real Estate Finance, Inc.	343,487	3,744,008
Arbor Realty Trust, Inc. (a)	441,741	5,963,504
Ares Commercial Real Estate Corp.	127,677	986,943
ARMOUR Residential REIT, Inc.	117,457	2,372,631
Artisan Partners Asset Management, Inc., Class A	151,256	6,679,465
AssetMark Financial Holdings, Inc. *	54,683	1,886,564
Atlanticus Holdings Corp. *	12,945	463,043

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AvidXchange Holdings, Inc. *	417,654	3,733,827
B Riley Financial, Inc. (a)	49,131	943,315
Banco Latinoamericano de Comercio Exterior SA, Class E	65,514	2,118,068
BGC Group, Inc., Class A	885,926	8,159,378
Blackstone Mortgage Trust, Inc., Class A (a)	416,249	7,430,045
Bread Financial Holdings, Inc.	119,301	6,511,449
Brightsphere Investment Group, Inc.	66,427	1,739,723
BrightSpire Capital, Inc., Class A	309,717	1,774,678
Burford Capital Ltd.	480,349	6,777,724
Cannae Holdings, Inc.	134,794	2,710,707
Cantaloupe, Inc. *	138,172	1,076,360
Cass Information Systems, Inc.	32,762	1,406,800
Chicago Atlantic Real Estate Finance, Inc.	39,719	634,710
Chimera Investment Corp.	192,672	2,814,938
Claros Mortgage Trust, Inc.	207,624	1,974,504
Cohen & Steers, Inc.	66,067	5,669,870
Compass Diversified Holdings	159,488	3,837,281
Consumer Portfolio Services, Inc. *	19,828	187,573
Diamond Hill Investment Group, Inc.	6,505	1,035,726
Donnelley Financial Solutions, Inc. *	62,995	4,250,903
Dynex Capital, Inc.	153,514	1,868,265
Ellington Financial, Inc.	197,294	2,503,661
Enact Holdings, Inc.	69,968	2,381,011
Encore Capital Group, Inc. *	56,331	2,847,532
Enova International, Inc. *	62,932	5,441,730
Essent Group Ltd.	250,692	15,753,485
EVERTEC, Inc.	154,962	5,341,540
Federal Agricultural Mortgage Corp., Class C	22,020	4,540,964
FirstCash Holdings, Inc.	94,100	10,501,560
Flywire Corp. *	289,824	5,306,677
Forge Global Holdings, Inc. *	276,038	400,255
Franklin BSP Realty Trust, Inc.	196,104	2,714,079
GCM Grosvenor, Inc., Class A	100,517	1,118,754
Granite Point Mortgage Trust, Inc.	117,145	349,092
Green Dot Corp., Class A *	128,613	1,229,540
HA Sustainable Infrastructure Capital, Inc.	270,520	8,864,940
Hamilton Lane, Inc., Class A	92,311	13,326,939
I3 Verticals, Inc., Class A *	54,621	1,338,761
International Money Express, Inc. *	75,624	1,679,609
Invesco Mortgage Capital, Inc.	118,564	1,076,561
Jackson Financial, Inc., Class A	183,460	16,155,488
KKR Real Estate Finance Trust, Inc.	142,187	1,632,307
Ladder Capital Corp., Class A	273,272	3,279,264
LendingClub Corp. *	263,607	3,297,724
LendingTree, Inc. *	24,163	1,285,955
MarketWise, Inc.	97,783	111,473
Marqeta, Inc., Class A *	1,118,454	6,028,467
Medallion Financial Corp.	44,208	366,484
Merchants Bancorp	41,278	1,857,510
MFA Financial, Inc.	244,929	2,740,756
Moelis & Co., Class A	169,902	11,553,336
Moneylion, Inc. *	20,495	1,412,515
Mr. Cooper Group, Inc. *	153,354	13,783,458
Navient Corp.	194,558	3,192,697
NCR Atleos Corp. *	173,155	5,566,933
Nelnet, Inc., Class A	34,796	3,921,857
NerdWallet, Inc., Class A *	93,530	1,368,344
New York Mortgage Trust, Inc.	218,981	1,418,997
NewtekOne, Inc.	54,751	765,966
Nexpoint Real Estate Finance, Inc.	20,567	296,782
NMI Holdings, Inc., Class A *	190,359	7,490,627
Onity Group, Inc. *	15,948	466,160
Open Lending Corp., Class A *	243,338	1,533,029
SECURITY	NUMBER OF SHARES	VALUE ($)
OppFi, Inc.	42,795	165,189
Orchid Island Capital, Inc.	126,114	1,013,957
P10, Inc., Class A	98,471	981,756
Pagseguro Digital Ltd., Class A *	452,447	5,782,273
Patria Investments Ltd., Class A	132,253	1,720,612
Payoneer Global, Inc. *	681,606	3,769,281
Paysafe Ltd. *	77,811	1,633,253
Paysign, Inc. *	82,062	437,390
PennyMac Financial Services, Inc.	64,191	6,298,421
PennyMac Mortgage Investment Trust	207,728	2,860,415
Perella Weinberg Partners, Class A	126,121	2,383,687
Piper Sandler Cos.	41,660	11,384,845
PJT Partners, Inc., Class A	56,718	7,540,091
PRA Group, Inc. *	93,497	2,491,695
Priority Technology Holdings, Inc. *	42,369	251,248
PROG Holdings, Inc.	102,002	4,596,210
Radian Group, Inc.	364,173	13,510,818
Ready Capital Corp.	389,497	3,614,532
Redwood Trust, Inc.	315,015	2,290,159
Regional Management Corp.	19,749	645,792
Remitly Global, Inc. *	348,440	4,602,892
Repay Holdings Corp., Class A *	216,741	2,085,048
Seven Hills Realty Trust	29,446	394,282
Sezzle, Inc. *(a)	5,580	488,027
Silvercrest Asset Management Group, Inc., Class A	23,653	419,368
StepStone Group, Inc., Class A	128,565	6,461,677
StoneCo Ltd., Class A *	688,627	9,034,786
StoneX Group, Inc. *	65,810	5,484,605
Sunrise Realty Trust, Inc. *	13,253	159,036
SWK Holdings Corp. *	8,736	153,841
TPG RE Finance Trust, Inc.	138,948	1,214,406
Two Harbors Investment Corp.	250,287	3,371,366
Upstart Holdings, Inc. *	185,013	5,167,413
Value Line, Inc.	2,043	96,532
Velocity Financial, Inc. *	21,286	402,944
Victory Capital Holdings, Inc., Class A	98,879	5,180,271
Virtus Investment Partners, Inc.	16,182	3,657,132
Walker & Dunlop, Inc.	77,044	8,236,004
Waterstone Financial, Inc.	40,067	597,800
WisdomTree, Inc.	336,302	4,015,446
World Acceptance Corp. *	8,674	1,059,269
		405,389,084

Food, Beverage & Tobacco 1.4%
Alico, Inc.	16,972	499,825
B&G Foods, Inc.	187,209	1,613,742
Beyond Meat, Inc. *(a)	141,808	890,554
BRC, Inc., Class A *	122,881	701,650
Calavo Growers, Inc.	40,663	967,373
Cal-Maine Foods, Inc.	98,332	7,037,621
Dole PLC	179,525	2,665,946
Duckhorn Portfolio, Inc. *	127,735	927,356
Forafric Global PLC *	11,937	140,021
Fresh Del Monte Produce, Inc.	81,119	2,032,031
Hain Celestial Group, Inc. *	216,003	1,671,863
Ispire Technology, Inc. *	46,503	355,283
J&J Snack Foods Corp.	36,621	6,177,963
John B Sanfilippo & Son, Inc.	21,414	2,245,686
Lancaster Colony Corp.	47,078	9,088,879
Lifeway Foods, Inc. *	10,542	129,983
Limoneira Co.	40,160	885,126
Mama's Creations, Inc. *	77,675	591,883
MGP Ingredients, Inc.	34,215	2,790,233
Mission Produce, Inc. *	105,179	1,182,212
National Beverage Corp.	56,159	2,739,998
Primo Water Corp.	379,990	8,333,181
Seneca Foods Corp., Class A *	11,697	705,797

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Simply Good Foods Co. *	218,818	7,422,307
SunOpta, Inc. *	222,912	1,181,434
TreeHouse Foods, Inc. *	117,710	4,741,359
Turning Point Brands, Inc.	40,946	1,544,483
Universal Corp.	57,943	3,095,315
Utz Brands, Inc.	155,351	2,305,409
Vector Group Ltd.	352,363	4,503,199
Vita Coco Co., Inc. *	93,817	2,424,231
Vital Farms, Inc. *	78,708	2,872,055
Westrock Coffee Co. *(a)	82,348	815,245
Whole Earth Brands, Inc. *	76,311	371,635
WK Kellogg Co.	156,839	2,760,366
		88,411,244

Health Care Equipment & Services 6.4%
Accolade, Inc. *	175,036	717,648
Accuray, Inc. *	227,100	417,864
AdaptHealth Corp., Class A *	243,796	2,769,523
Addus HomeCare Corp. *	37,898	4,599,301
agilon health, Inc. *	740,708	5,103,478
AirSculpt Technologies, Inc. *(a)	28,965	143,956
Alignment Healthcare, Inc. *	240,359	2,100,738
Alphatec Holdings, Inc. *	245,679	2,481,358
AMN Healthcare Services, Inc. *	90,976	6,151,797
AngioDynamics, Inc. *	94,591	741,593
Artivion, Inc. *	95,637	2,596,545
Astrana Health, Inc. *	103,570	5,433,282
AtriCure, Inc. *	113,163	2,440,926
Atrion Corp.	3,311	1,517,431
Avanos Medical, Inc. *	108,895	2,604,768
Aveanna Healthcare Holdings, Inc. *	128,854	542,475
Axogen, Inc. *	103,217	906,245
Axonics, Inc. *	122,249	8,371,611
Bioventus, Inc., Class A *	88,727	621,976
BrightSpring Health Services, Inc. *	129,274	1,601,705
Brookdale Senior Living, Inc. *	461,205	3,565,115
Castle Biosciences, Inc. *	62,771	1,514,664
Cerus Corp. *	431,798	975,863
Community Health Systems, Inc. *	305,107	1,604,863
CONMED Corp.	74,127	5,117,728
CorVel Corp. *	21,277	6,527,784
Cross Country Healthcare, Inc. *	80,546	1,469,159
CVRx, Inc. *	31,344	267,991
Definitive Healthcare Corp., Class A *	126,005	491,419
DocGo, Inc. *	240,150	871,744
Embecta Corp.	138,537	2,170,875
Enhabit, Inc. *	120,722	1,236,193
Ensign Group, Inc.	133,320	18,764,790
Evolent Health, Inc., Class A *	277,304	6,466,729
Fractyl Health, Inc. *(a)	17,629	56,236
Fulgent Genetics, Inc. *	49,394	1,181,998
GeneDx Holdings Corp. *	29,693	971,555
Glaukos Corp. *	117,582	13,777,083
Guardant Health, Inc. *	283,901	9,973,442
Haemonetics Corp. *	120,665	10,865,883
Health Catalyst, Inc. *	139,147	1,025,513
HealthEquity, Inc. *	203,358	15,959,536
HealthStream, Inc.	58,825	1,747,691
Hims & Hers Health, Inc. *	456,312	9,692,067
ICU Medical, Inc. *	51,445	6,532,486
Inari Medical, Inc. *	126,900	5,908,464
InfuSystem Holdings, Inc. *	46,723	322,389
Inmode Ltd. *	191,758	3,474,655
Innovage Holding Corp. *	43,240	271,547
Inogen, Inc. *	57,075	527,944
Integer Holdings Corp. *	80,210	9,525,740
Integra LifeSciences Holdings Corp. *	164,627	4,084,396
iRadimed Corp.	19,037	889,218
SECURITY	NUMBER OF SHARES	VALUE ($)
iRhythm Technologies, Inc. *	74,943	6,463,834
Joint Corp. *	25,698	370,565
Lantheus Holdings, Inc. *	163,310	17,119,787
LeMaitre Vascular, Inc.	48,902	4,249,095
LifeMD, Inc. *	82,235	586,336
LifeStance Health Group, Inc. *	287,977	1,586,753
LivaNova PLC *	130,840	6,463,496
Merit Medical Systems, Inc. *	137,565	11,732,919
ModivCare, Inc. *	26,398	602,402
Nano-X Imaging Ltd. *(a)	132,267	1,140,142
National HealthCare Corp.	30,099	4,098,280
National Research Corp.	37,440	954,346
Neogen Corp. *	524,914	8,939,285
NeoGenomics, Inc. *	306,531	5,434,795
NeuroPace, Inc. *	32,181	248,759
Nevro Corp. *	85,545	849,462
Novocure Ltd. *	255,905	5,826,957
OmniAb, Inc., Class A *(c)	12,825	0
OmniAb, Inc., Class B *(c)	12,825	0
Omnicell, Inc. *	109,962	3,211,990
OPKO Health, Inc. *(a)	791,035	1,123,270
OptimizeRx Corp. *	41,552	453,332
Option Care Health, Inc. *	419,058	12,441,832
OraSure Technologies, Inc. *	180,854	810,226
Orchestra BioMed Holdings, Inc. *	54,779	404,269
Orthofix Medical, Inc. *	80,955	1,301,756
OrthoPediatrics Corp. *	39,678	1,221,289
Owens & Minor, Inc. *	182,018	2,988,736
PACS Group, Inc. *	59,737	2,138,585
Paragon 28, Inc. *	115,067	896,372
Patterson Cos., Inc.	193,345	4,881,961
Pediatrix Medical Group, Inc. *	202,084	1,685,381
Pennant Group, Inc. *	69,748	2,079,188
PetIQ, Inc., Class A *	65,110	1,424,607
Phreesia, Inc. *	121,855	3,040,282
Privia Health Group, Inc. *	245,177	5,084,971
PROCEPT BioRobotics Corp. *	101,601	6,433,375
Progyny, Inc. *	202,806	5,719,129
Pulmonx Corp. *	90,219	623,413
Pulse Biosciences, Inc. *	43,776	654,889
Quipt Home Medical Corp. *	100,003	386,012
RadNet, Inc. *	159,007	9,500,668
RxSight, Inc. *	81,989	3,752,637
Sanara Medtech, Inc. *	9,702	309,397
Schrodinger, Inc. *	133,284	2,969,568
Select Medical Holdings Corp.	257,041	10,219,950
Semler Scientific, Inc. *	11,453	379,667
SI-BONE, Inc. *	98,270	1,493,704
Sight Sciences, Inc. *	82,883	644,830
Silk Road Medical, Inc. *	93,902	2,536,293
Simulations Plus, Inc.	37,913	1,548,367
Sonida Senior Living, Inc. *	8,046	259,805
STAAR Surgical Co. *	118,771	4,899,304
Stereotaxis, Inc. *	129,110	258,220
Surgery Partners, Inc. *	184,288	5,594,984
Surmodics, Inc. *	32,910	1,362,474
Tactile Systems Technology, Inc. *	56,942	727,149
Talkspace, Inc. *	290,313	583,529
Tandem Diabetes Care, Inc. *	155,288	5,742,550
Teladoc Health, Inc. *	409,873	3,865,102
TransMedics Group, Inc. *	77,164	10,977,351
Treace Medical Concepts, Inc. *	115,272	833,417
U.S. Physical Therapy, Inc.	35,844	3,494,790
UFP Technologies, Inc. *	17,452	5,612,389
Utah Medical Products, Inc.	8,253	574,409
Varex Imaging Corp. *	93,768	1,386,829
Viemed Healthcare, Inc. *	83,368	601,083

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zimvie, Inc. *	65,324	1,380,949
Zynex, Inc. *(a)	36,109	324,981
		417,203,454

Household & Personal Products 0.6%
Beauty Health Co. *	180,895	334,656
Central Garden & Pet Co. *	22,984	915,683
Central Garden & Pet Co., Class A *	125,539	4,313,520
Edgewell Personal Care Co.	118,280	4,630,662
Energizer Holdings, Inc.	172,845	5,321,898
Herbalife Ltd. *	241,326	2,963,483
Honest Co., Inc. *	188,721	703,929
Inter Parfums, Inc.	43,783	6,159,393
Medifast, Inc.	25,890	567,768
Nature's Sunshine Products, Inc. *	30,130	515,524
Nu Skin Enterprises, Inc., Class A	119,821	1,344,392
Oil-Dri Corp. of America	11,579	753,793
Olaplex Holdings, Inc. *	327,717	681,651
USANA Health Sciences, Inc. *	27,307	1,217,892
Veru, Inc. *	310,246	290,452
Waldencast PLC, Class A *	63,202	198,454
WD-40 Co.	32,779	8,575,314
		39,488,464

Insurance 1.8%
Ambac Financial Group, Inc. *	104,932	1,384,053
American Coastal Insurance Corp., Class C *	57,130	697,557
AMERISAFE, Inc.	45,739	2,171,688
Baldwin Insurance Group, Inc., Class A *	158,032	6,912,320
CNO Financial Group, Inc.	257,542	8,977,914
Crawford & Co., Class A	36,600	358,314
Donegal Group, Inc., Class A	36,212	533,403
Employers Holdings, Inc.	60,229	2,891,594
Enstar Group Ltd. *	30,460	9,881,224
F&G Annuities & Life, Inc.	44,670	1,926,617
Fidelis Insurance Holdings Ltd.	115,836	2,060,722
Genworth Financial, Inc., Class A *	1,045,945	7,081,048
GoHealth, Inc., Class A *	12,060	158,227
Goosehead Insurance, Inc., Class A *	56,316	5,084,772
Greenlight Capital Re Ltd., Class A *	67,310	928,878
Hamilton Insurance Group Ltd., Class B *	40,062	698,281
HCI Group, Inc.	19,558	1,843,537
Heritage Insurance Holdings, Inc. *	54,023	431,644
Hippo Holdings, Inc. *	46,526	825,371
Horace Mann Educators Corp.	99,080	3,425,196
Investors Title Co.	3,330	708,757
James River Group Holdings Ltd.	74,032	639,636
Kingsway Financial Services, Inc. *	30,090	255,163
Lemonade, Inc. *	123,174	2,220,827
Maiden Holdings Ltd. *	207,487	437,798
MBIA, Inc. *	110,191	484,840
Mercury General Corp.	64,507	3,862,034
NI Holdings, Inc. *	18,872	309,878
Oscar Health, Inc., Class A *	466,107	8,240,772
Palomar Holdings, Inc. *	58,793	5,409,544
ProAssurance Corp. *	130,318	1,707,166
Root, Inc., Class A *	20,887	1,258,024
Safety Insurance Group, Inc.	35,252	3,015,809
Selective Insurance Group, Inc.	146,190	13,203,881
Selectquote, Inc. *	318,535	1,302,808
SiriusPoint Ltd. *	235,666	3,386,520
Skyward Specialty Insurance Group, Inc. *	88,828	3,514,924
Stewart Information Services Corp.	65,077	4,600,944
Tiptree, Inc.	61,110	1,206,923
SECURITY	NUMBER OF SHARES	VALUE ($)
Trupanion, Inc. *(a)	78,891	2,923,700
United Fire Group, Inc.	50,096	1,122,651
Universal Insurance Holdings, Inc.	57,770	1,144,424
		119,229,383

Materials 4.5%
AdvanSix, Inc.	61,437	1,718,393
Alpha Metallurgical Resources, Inc.	26,341	7,781,395
American Vanguard Corp.	59,334	570,793
Arcadium Lithium PLC *	2,607,514	8,291,895
Arch Resources, Inc.	42,152	6,177,376
Ardagh Metal Packaging SA	350,522	1,289,921
Arq, Inc. *	58,237	380,870
ASP Isotopes, Inc. *(a)	94,647	250,815
Aspen Aerogels, Inc. *	140,572	2,869,075
Avient Corp.	217,244	9,828,119
Balchem Corp.	77,682	13,785,448
Cabot Corp.	130,284	13,066,182
Caledonia Mining Corp. PLC	40,734	476,588
Carpenter Technology Corp.	114,331	16,677,463
Century Aluminum Co. *	127,846	1,931,753
Clearwater Paper Corp. *	38,944	2,160,224
Coeur Mining, Inc. *	948,327	6,154,642
Commercial Metals Co.	277,985	16,706,899
Compass Minerals International, Inc.	82,442	1,096,479
Constellium SE, Class A *	310,962	5,538,233
Contango ORE, Inc. *	19,009	434,356
Core Molding Technologies, Inc. *	17,874	329,775
Critical Metals Corp. *(a)	17,306	174,444
Dakota Gold Corp. *	155,153	369,264
Ecovyst, Inc. *	277,927	2,651,424
Greif, Inc., Class A	72,057	4,804,761
Hawkins, Inc.	46,477	4,828,960
Haynes International, Inc.	30,316	1,805,318
HB Fuller Co.	131,660	11,349,092
Hecla Mining Co.	1,386,948	8,016,559
i-80 Gold Corp. *	616,444	647,266
Ingevity Corp. *	87,637	4,021,662
Innospec, Inc.	59,824	7,845,319
Intrepid Potash, Inc. *	26,067	680,088
Ivanhoe Electric, Inc. *	200,892	1,992,849
Kaiser Aluminum Corp.	38,197	3,005,722
Knife River Corp. *	136,616	10,863,704
Koppers Holdings, Inc.	49,021	1,995,645
Kronos Worldwide, Inc.	52,888	632,540
Lifezone Holdings Ltd. *	86,329	681,136
LSB Industries, Inc. *	128,983	1,175,035
Materion Corp.	49,442	5,954,300
Mativ Holdings, Inc.	129,867	2,479,161
Metallus, Inc. *	102,389	2,295,561
Metals Acquisition Ltd., Class A *	129,738	1,673,620
Minerals Technologies, Inc.	77,108	6,043,725
Myers Industries, Inc.	89,021	1,326,413
Northern Technologies International Corp.	18,519	243,895
Novagold Resources, Inc. *	584,822	2,795,449
O-I Glass, Inc. *	372,505	4,976,667
Olympic Steel, Inc.	26,875	1,362,025
Orion SA	137,674	3,389,534
Pactiv Evergreen, Inc.	98,262	1,291,163
Perimeter Solutions SA *	320,153	3,102,283
Perpetua Resources Corp. *	91,756	623,023
Piedmont Lithium, Inc. *(a)	42,788	428,736
PureCycle Technologies, Inc. *(a)	296,686	2,287,449
Quaker Chemical Corp.	33,579	6,096,939
Radius Recycling, Inc., Class A	64,037	1,160,350
Ramaco Resources, Inc., Class A	74,294	1,010,398
Ranpak Holdings Corp., Class A *	104,581	755,075

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rayonier Advanced Materials, Inc. *	153,013	1,017,536
Ryerson Holding Corp.	70,194	1,669,915
Sensient Technologies Corp.	101,408	7,914,894
Smith-Midland Corp. *	10,569	366,956
SSR Mining, Inc.	487,083	2,713,052
Stepan Co.	51,322	4,343,381
Summit Materials, Inc., Class A *	291,124	12,163,161
SunCoke Energy, Inc.	200,502	2,345,873
Sylvamo Corp.	84,429	6,223,262
Tredegar Corp. *	64,362	367,507
TriMas Corp.	97,199	2,389,151
Tronox Holdings PLC	285,652	4,616,136
U.S. Lime & Minerals, Inc.	25,260	2,148,363
Universal Stainless & Alloy Products, Inc. *	20,580	772,162
Valhi, Inc.	5,287	111,556
Warrior Met Coal, Inc.	124,763	8,622,371
Worthington Steel, Inc.	77,835	3,103,281
		295,241,805

Media & Entertainment 1.9%
Advantage Solutions, Inc. *	261,505	1,048,635
AMC Entertainment Holdings, Inc., Class A *(a)	670,206	3,558,794
AMC Networks, Inc., Class A *	75,471	839,992
Atlanta Braves Holdings, Inc., Class C *	146,887	6,379,302
Boston Omaha Corp., Class A *	59,426	873,562
Bumble, Inc., Class A *	230,231	2,150,358
Cable One, Inc.	13,537	5,595,925
Cardlytics, Inc. *	94,786	785,776
Cargurus, Inc. *	212,101	5,264,347
Cars.com, Inc. *	157,537	3,248,413
Cinemark Holdings, Inc. *	264,736	6,242,475
Clear Channel Outdoor Holdings, Inc. *	843,370	1,399,994
EchoStar Corp., Class A *	292,175	5,866,874
Emerald Holding, Inc. *	35,934	203,746
Entravision Communications Corp., Class A	153,325	335,782
Eventbrite, Inc., Class A *	202,097	988,254
EverQuote, Inc., Class A *	60,660	1,582,619
EW Scripps Co., Class A *	143,427	539,286
fuboTV, Inc. *	717,392	1,047,392
Gambling.com Group Ltd. *	40,278	387,474
Gannett Co., Inc. *	341,857	1,678,518
Getty Images Holdings, Inc. *	237,331	904,231
Golden Matrix Group, Inc. *	47,047	104,915
Gray Television, Inc.	203,605	1,309,180
Grindr, Inc. *	57,909	673,482
Ibotta, Inc., Class A *	18,508	1,244,478
iHeartMedia, Inc., Class A *	239,381	426,098
IMAX Corp. *	103,201	2,177,541
Innovid Corp. *	251,579	533,348
Integral Ad Science Holding Corp. *	173,887	1,770,170
John Wiley & Sons, Inc., Class A	86,692	4,139,543
Lions Gate Entertainment Corp., Class A *	412,381	3,781,534
LiveOne, Inc. *	159,827	271,706
Madison Square Garden Entertainment Corp., Class A *	94,256	3,722,169
Magnite, Inc. *	302,343	4,396,067
Marcus Corp.	57,870	728,583
MediaAlpha, Inc., Class A *	58,755	861,936
National CineMedia, Inc. *	173,400	1,047,336
Nextdoor Holdings, Inc. *	422,726	1,200,542
Outbrain, Inc. *	93,813	448,426
Playstudios, Inc. *	208,131	451,644
PubMatic, Inc., Class A *	100,867	2,215,039
SECURITY	NUMBER OF SHARES	VALUE ($)
QuinStreet, Inc. *	125,984	2,355,901
Reservoir Media, Inc. *	45,337	360,883
Scholastic Corp.	56,500	1,770,145
Shutterstock, Inc.	60,367	2,669,429
Sinclair, Inc.	77,845	1,197,256
Sphere Entertainment Co. *	63,638	2,830,618
Stagwell, Inc., Class A *	218,898	1,462,239
System1, Inc. *	54,967	74,755
TechTarget, Inc. *	61,852	1,979,264
TEGNA, Inc.	424,070	6,755,435
Thryv Holdings, Inc. *	76,773	1,495,538
Townsquare Media, Inc., Class A	31,045	375,024
TrueCar, Inc. *	203,987	746,592
Vimeo, Inc. *	357,928	1,438,871
Vivid Seats, Inc., Class A *	190,340	928,859
WideOpenWest, Inc. *	117,180	638,631
Yelp, Inc., Class A *	157,302	5,730,512
Ziff Davis, Inc. *	109,181	5,227,586
ZipRecruiter, Inc., Class A *	172,489	1,579,999
		122,043,023

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
2seventy bio, Inc. *	116,655	550,612
4D Molecular Therapeutics, Inc. *	119,334	2,115,792
89bio, Inc. *	193,149	1,769,245
Absci Corp. *	188,730	830,412
ACADIA Pharmaceuticals, Inc. *	287,598	5,470,114
ACELYRIN, Inc. *	175,742	1,054,452
Achieve Life Sciences, Inc. *	81,283	404,789
Acrivon Therapeutics, Inc. *	28,192	236,249
Actinium Pharmaceuticals, Inc. *	71,051	491,673
Acumen Pharmaceuticals, Inc. *	98,898	326,363
Adaptive Biotechnologies Corp. *	275,664	1,254,271
ADC Therapeutics SA *	167,208	555,131
ADMA Biologics, Inc. *	540,198	6,633,631
Adverum Biotechnologies, Inc. *	49,021	363,736
Aerovate Therapeutics, Inc. *	29,351	53,419
Agenus, Inc. *(a)	47,954	289,642
Agios Pharmaceuticals, Inc. *	135,614	6,292,490
Akebia Therapeutics, Inc. *	491,170	677,815
Akero Therapeutics, Inc. *	163,096	4,359,556
Akoya Biosciences, Inc. *(a)	63,002	155,615
Aldeyra Therapeutics, Inc. *	117,684	463,675
Alector, Inc. *	196,054	1,176,324
Alimera Sciences, Inc. *	50,431	280,396
Alkermes PLC *	404,794	11,058,972
Allogene Therapeutics, Inc. *	250,167	735,491
Altimmune, Inc. *(a)	172,760	1,098,754
Alto Neuroscience, Inc. *(a)	20,928	225,604
ALX Oncology Holdings, Inc. *	78,090	374,832
Amicus Therapeutics, Inc. *	704,242	7,260,735
Amneal Pharmaceuticals, Inc. *	380,825	2,791,447
Amphastar Pharmaceuticals, Inc. *	92,602	4,030,039
AnaptysBio, Inc. *	47,394	1,651,207
Anavex Life Sciences Corp. *(a)	175,624	1,193,365
ANI Pharmaceuticals, Inc. *	44,206	2,905,218
Anika Therapeutics, Inc. *	35,743	973,997
Annexon, Inc. *	204,790	1,312,704
Apogee Therapeutics, Inc. *	87,042	4,238,945
Applied Therapeutics, Inc. *	233,351	1,386,105
Aquestive Therapeutics, Inc. *	175,194	672,745
Arbutus Biopharma Corp. *	338,389	1,275,727
Arcellx, Inc. *	103,445	6,393,935
Arcturus Therapeutics Holdings, Inc. *	55,332	1,298,089
Arcus Biosciences, Inc. *	130,841	2,147,101
Arcutis Biotherapeutics, Inc. *	254,370	2,561,506
Ardelyx, Inc. *	560,755	3,112,190
ArriVent Biopharma, Inc. *	23,947	524,439

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arrowhead Pharmaceuticals, Inc. *	287,291	8,205,031
ARS Pharmaceuticals, Inc. *	117,267	1,274,692
Arvinas, Inc. *	154,481	4,249,772
Astria Therapeutics, Inc. *	109,273	1,276,309
Atea Pharmaceuticals, Inc. *	182,253	696,206
Atossa Therapeutics, Inc. *	301,648	407,225
Aura Biosciences, Inc. *	112,994	1,153,669
Aurinia Pharmaceuticals, Inc. *	344,810	2,027,483
Avadel Pharmaceuticals PLC *	222,661	3,638,281
Avid Bioservices, Inc. *	150,842	1,574,790
Avidity Biosciences, Inc. *	243,017	11,076,715
Avita Medical, Inc. *	60,851	596,340
Axsome Therapeutics, Inc. *	87,353	7,626,790
Beam Therapeutics, Inc. *	183,777	5,814,704
BioCryst Pharmaceuticals, Inc. *	498,139	3,626,452
Biohaven Ltd. *	180,193	7,086,991
BioLife Solutions, Inc. *	85,275	2,048,305
Biomea Fusion, Inc. *(a)	65,244	363,409
Biote Corp., Class A *	63,408	502,825
Black Diamond Therapeutics, Inc. *	87,719	534,209
Bluebird Bio, Inc. *	464,711	539,065
Blueprint Medicines Corp. *	151,019	16,355,358
Boundless Bio, Inc. *	14,649	56,399
Bridgebio Pharma, Inc. *	338,174	8,775,615
C4 Therapeutics, Inc. *	138,538	928,205
Cabaletta Bio, Inc. *	101,681	721,935
Candel Therapeutics, Inc. *(a)	46,777	277,388
Capricor Therapeutics, Inc. *(a)	59,989	243,555
Cardiff Oncology, Inc. *	92,391	216,195
CareDx, Inc. *	119,872	2,396,241
Cargo Therapeutics, Inc. *	46,450	791,043
Caribou Biosciences, Inc. *	201,072	466,487
Cartesian Therapeutics, Inc. *(a)	17,055	277,996
Cassava Sciences, Inc. *(a)	98,764	2,194,536
Catalyst Pharmaceuticals, Inc. *	279,881	4,825,148
Celcuity, Inc. *	56,907	1,043,105
Celldex Therapeutics, Inc. *	155,123	5,911,738
Century Therapeutics, Inc. *	108,037	240,923
CervoMed, Inc. *	12,722	165,386
CG oncology, Inc. *	55,708	1,857,862
ChromaDex Corp. *	115,502	345,351
Cibus, Inc. *(a)	35,283	348,949
Codexis, Inc. *	167,704	600,380
Cogent Biosciences, Inc. *	220,359	2,077,985
Coherus Biosciences, Inc. *	260,450	401,093
Collegium Pharmaceutical, Inc. *	77,921	3,005,413
Compass Therapeutics, Inc. *	243,424	250,727
Conduit Pharmaceuticals, Inc. *(a)	53,111	12,295
Contineum Therapeutics, Inc., Class A *	16,370	328,382
Corbus Pharmaceuticals Holdings, Inc. *	24,570	1,461,178
Corcept Therapeutics, Inc. *	194,039	7,503,488
CorMedix, Inc. *	133,945	613,468
Crinetics Pharmaceuticals, Inc. *	187,136	9,940,664
CryoPort, Inc. *	104,951	968,698
Cullinan Therapeutics, Inc. *	93,115	1,801,775
Cytek Biosciences, Inc. *	292,405	1,962,038
Cytokinetics, Inc. *	268,334	15,834,389
Day One Biopharmaceuticals, Inc. *	124,843	1,786,503
Denali Therapeutics, Inc. *	298,312	7,269,863
Design Therapeutics, Inc. *	74,915	382,066
Dianthus Therapeutics, Inc. *(a)	57,686	1,717,889
Disc Medicine, Inc. *	39,505	1,705,036
Dynavax Technologies Corp. *	317,409	3,551,807
Dyne Therapeutics, Inc. *	193,479	8,302,184
Edgewise Therapeutics, Inc. *	175,156	2,982,907
Editas Medicine, Inc. *	198,375	1,073,209
Elevation Oncology, Inc. *	124,181	326,596
Eliem Therapeutics, Inc. *	17,128	141,991
Enanta Pharmaceuticals, Inc. *	48,739	719,388
SECURITY	NUMBER OF SHARES	VALUE ($)
Enliven Therapeutics, Inc. *	84,518	2,229,585
Entrada Therapeutics, Inc. *	60,227	991,939
Erasca, Inc. *	268,970	847,255
Esperion Therapeutics, Inc. *	459,144	1,060,623
Evolus, Inc. *	133,273	1,655,251
EyePoint Pharmaceuticals, Inc. *	121,551	1,200,924
Fate Therapeutics, Inc. *	243,252	1,296,533
Fennec Pharmaceuticals, Inc. *	55,452	358,774
Fibrobiologics, Inc. *	60,020	312,704
Foghorn Therapeutics, Inc. *	59,521	417,837
Fulcrum Therapeutics, Inc. *	147,664	1,370,322
G1 Therapeutics, Inc. *	116,405	499,377
Galectin Therapeutics, Inc. *(a)	47,660	119,150
Generation Bio Co. *	120,426	402,223
Geron Corp. *	1,382,087	6,551,092
Greenwich Lifesciences, Inc. *(a)	13,784	222,198
Gyre Therapeutics, Inc. *(a)	16,429	237,728
Halozyme Therapeutics, Inc. *	299,644	16,558,327
Harmony Biosciences Holdings, Inc. *	72,296	2,447,943
Harrow, Inc. *	73,735	1,900,888
Harvard Bioscience, Inc. *	98,883	316,426
Heron Therapeutics, Inc. *	277,413	823,917
HilleVax, Inc. *	76,662	140,291
Humacyte, Inc. *	212,546	2,010,685
Ideaya Biosciences, Inc. *	196,544	8,461,219
IGM Biosciences, Inc. *(a)	36,233	404,360
ImmunityBio, Inc. *(a)	339,617	1,749,028
Immunome, Inc. *	123,935	1,909,838
Immunovant, Inc. *	139,792	4,063,753
Inhibrx Biosciences, Inc. *	24,513	355,684
Inmune Bio, Inc. *(a)	28,831	247,658
Innoviva, Inc. *	132,428	2,494,944
Inovio Pharmaceuticals, Inc. *	59,991	639,504
Inozyme Pharma, Inc. *	122,279	709,218
Insmed, Inc. *	373,096	27,142,734
Intellia Therapeutics, Inc. *	231,341	6,063,448
Invivyd, Inc. *	186,680	233,350
Iovance Biotherapeutics, Inc. *	608,384	5,311,192
Ironwood Pharmaceuticals, Inc., Class A *	340,139	2,323,149
iTeos Therapeutics, Inc. *	61,500	1,081,785
Janux Therapeutics, Inc. *	67,054	2,722,392
Jasper Therapeutics, Inc. *	26,718	494,016
KalVista Pharmaceuticals, Inc. *	92,557	1,345,779
Keros Therapeutics, Inc. *	71,007	3,561,711
Kiniksa Pharmaceuticals International PLC *	89,621	2,383,919
Kodiak Sciences, Inc. *	75,516	219,752
Korro Bio, Inc. *	14,420	671,395
Krystal Biotech, Inc. *	59,617	12,427,760
Kura Oncology, Inc. *	174,853	3,638,691
Kymera Therapeutics, Inc. *	106,963	4,941,691
Kyverna Therapeutics, Inc. *	39,783	344,521
Larimar Therapeutics, Inc. *	100,457	842,834
LENZ Therapeutics, Inc.	29,665	736,582
Lexeo Therapeutics, Inc. *	24,910	312,620
Lexicon Pharmaceuticals, Inc. *	271,000	609,750
Lifecore Biomedical, Inc. *	50,078	316,994
Ligand Pharmaceuticals, Inc. *	40,959	4,464,121
Lineage Cell Therapeutics, Inc. *	348,040	358,481
Liquidia Corp. *	138,644	1,654,023
Longboard Pharmaceuticals, Inc. *	77,451	2,574,471
Lyell Immunopharma, Inc. *	380,074	611,919
Lyra Therapeutics, Inc. *	111,609	36,318
MacroGenics, Inc. *	145,932	548,704
Madrigal Pharmaceuticals, Inc. *	42,168	12,003,543
MannKind Corp. *	639,497	3,683,503
Maravai LifeSciences Holdings, Inc., Class A *	265,308	2,581,447

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MaxCyte, Inc. *	248,253	1,191,614
MediWound Ltd. *	19,125	367,774
MeiraGTx Holdings PLC *	91,623	479,188
Mersana Therapeutics, Inc. *	268,052	536,104
Mesa Laboratories, Inc.	12,446	1,425,316
Metagenomi, Inc. *	14,779	57,343
MiMedx Group, Inc. *	284,829	2,121,976
Mind Medicine MindMed, Inc. *	174,265	1,613,694
Mineralys Therapeutics, Inc. *	67,500	836,325
Mirum Pharmaceuticals, Inc. *	93,865	3,806,226
Monte Rosa Therapeutics, Inc. *	77,297	349,382
Morphic Holding, Inc. *	95,728	5,423,948
Myriad Genetics, Inc. *	214,773	6,007,201
Nautilus Biotechnology, Inc. *	115,231	312,276
Nektar Therapeutics, Class A *	421,343	564,600
Neumora Therapeutics, Inc. *(a)	201,561	2,592,074
Neurogene, Inc. *	25,078	1,031,709
Nkarta, Inc. *	125,013	803,834
Novavax, Inc. *	339,565	4,349,828
Nurix Therapeutics, Inc. *	146,125	3,197,215
Nuvalent, Inc., Class A *	76,679	6,129,719
Nuvation Bio, Inc. *	433,521	1,660,385
Ocugen, Inc. *(a)	624,606	877,571
Ocular Therapeutix, Inc. *	372,246	3,149,201
Olema Pharmaceuticals, Inc. *	96,968	1,567,003
Omeros Corp., Class B *(a)	132,294	713,065
OmniAb, Inc. *	224,903	1,077,285
Organogenesis Holdings, Inc., Class A *	171,693	518,513
ORIC Pharmaceuticals, Inc. *	148,791	1,666,459
Outlook Therapeutics, Inc. *	17,730	137,407
Ovid therapeutics, Inc. *	135,487	140,906
Pacific Biosciences of California, Inc. *(a)	665,659	1,371,258
Pacira BioSciences, Inc. *	109,359	2,258,263
PepGen, Inc. *	36,555	417,824
Perspective Therapeutics, Inc. *	113,830	1,548,088
Phathom Pharmaceuticals, Inc. *(a)	80,667	953,484
Phibro Animal Health Corp., Class A	48,270	911,338
Pliant Therapeutics, Inc. *	136,746	1,956,835
Poseida Therapeutics, Inc., Class A *	166,018	586,044
Praxis Precision Medicines, Inc. *	41,396	2,388,963
Precigen, Inc. *	310,379	471,776
Prelude Therapeutics, Inc. *	33,475	213,236
Prestige Consumer Healthcare, Inc. *	119,207	8,441,048
Prime Medicine, Inc. *(a)	134,070	752,133
ProKidney Corp. *(a)	148,531	347,563
Protagonist Therapeutics, Inc. *	140,464	5,258,972
Prothena Corp. PLC *	102,609	2,388,738
PTC Therapeutics, Inc. *	182,853	6,189,574
Puma Biotechnology, Inc. *	98,213	352,094
Pyxis Oncology, Inc. *	115,237	451,729
Q32 Bio, Inc. *	14,190	540,355
Quanterix Corp. *	87,176	1,286,718
Quantum-Si, Inc. *	231,360	252,182
RAPT Therapeutics, Inc. *	70,946	222,770
Recursion Pharmaceuticals, Inc., Class A *	497,632	4,080,582
REGENXBIO, Inc. *	111,287	1,585,840
Regulus Therapeutics, Inc. *(a)	148,766	267,779
Relay Therapeutics, Inc. *	239,762	1,970,844
Renovaro, Inc. *	114,567	83,634
Replimune Group, Inc. *	119,398	1,193,980
Revance Therapeutics, Inc. *	248,647	939,886
REVOLUTION Medicines, Inc. *	365,997	16,704,103
Rhythm Pharmaceuticals, Inc. *	131,387	6,334,167
Rigel Pharmaceuticals, Inc. *	42,169	446,148
Rocket Pharmaceuticals, Inc. *	158,379	3,832,772
Sage Therapeutics, Inc. *	129,888	1,422,274
Sana Biotechnology, Inc. *	318,046	1,936,900
Savara, Inc. *	236,255	1,086,773
SECURITY	NUMBER OF SHARES	VALUE ($)
Scholar Rock Holding Corp. *	165,374	1,501,596
Scilex Holding Co. *(c)	147,603	210,594
scPharmaceuticals, Inc. *	71,395	359,117
Sera Prognostics, Inc., Class A *(a)	65,113	539,787
Shattuck Labs, Inc. *	93,258	371,167
SIGA Technologies, Inc.	110,484	1,102,630
Skye Bioscience, Inc. *	40,592	209,861
Soleno Therapeutics, Inc. *	52,708	2,542,107
Solid Biosciences, Inc. *	53,111	473,750
SpringWorks Therapeutics, Inc. *	165,002	5,925,222
Spyre Therapeutics, Inc. *	83,181	2,287,477
Standard BioTools, Inc. *	729,216	1,633,444
Stoke Therapeutics, Inc. *	86,380	1,293,109
Summit Therapeutics, Inc. *(a)	210,680	2,275,344
Supernus Pharmaceuticals, Inc. *	120,191	3,584,096
Sutro Biopharma, Inc. *	193,447	767,985
Syndax Pharmaceuticals, Inc. *	197,601	4,485,543
Tango Therapeutics, Inc. *	113,025	1,113,296
Tarsus Pharmaceuticals, Inc. *	88,152	2,141,212
Taysha Gene Therapies, Inc. *	378,282	836,003
Telomir Pharmaceuticals, Inc. *(a)	10,850	39,168
Tenaya Therapeutics, Inc. *	130,192	455,672
Terns Pharmaceuticals, Inc. *	139,768	1,083,202
Tevogen Bio Holdings, Inc. *	49,581	31,732
TG Therapeutics, Inc. *	334,886	6,617,347
Theravance Biopharma, Inc. *	89,923	909,122
Third Harmonic Bio, Inc. *	46,913	569,524
Tourmaline Bio, Inc.	54,555	920,888
Travere Therapeutics, Inc. *	178,043	1,698,530
Trevi Therapeutics, Inc. *	138,361	439,988
TScan Therapeutics, Inc. *	90,837	648,576
Twist Bioscience Corp. *	137,965	7,699,827
Tyra Biosciences, Inc. *	49,604	1,099,225
UroGen Pharma Ltd. *	82,917	1,363,985
Vanda Pharmaceuticals, Inc. *	135,850	793,364
Vaxcyte, Inc. *	262,243	20,688,350
Ventyx Biosciences, Inc. *	143,315	332,491
Vera Therapeutics, Inc., Class A *	93,970	3,438,362
Veracyte, Inc. *	184,877	4,437,048
Verastem, Inc. *	59,651	155,093
Vericel Corp. *	116,369	5,878,962
Verrica Pharmaceuticals, Inc. *(a)	43,653	287,673
Verve Therapeutics, Inc. *	172,427	1,206,989
Vir Biotechnology, Inc. *	215,096	2,185,375
Viridian Therapeutics, Inc. *	150,201	2,530,887
Voyager Therapeutics, Inc. *	112,249	1,031,568
WaVe Life Sciences Ltd. *	188,282	1,244,544
Werewolf Therapeutics, Inc. *	71,860	161,685
X4 Pharmaceuticals, Inc. *	395,822	316,697
XBiotech, Inc. *	43,662	337,071
Xencor, Inc. *	142,127	2,902,233
Xeris Biopharma Holdings, Inc. *	331,120	821,178
XOMA Royalty Corp. *	18,994	508,279
Y-mAbs Therapeutics, Inc. *	89,321	1,096,862
Zentalis Pharmaceuticals, Inc. *	141,953	552,197
Zevra Therapeutics, Inc. *	99,179	643,672
Zura Bio Ltd., Class A *	48,509	191,611
Zymeworks, Inc. *	135,350	1,415,761
		702,298,318

Real Estate Management & Development 0.7%
American Realty Investors, Inc. *	3,281	69,328
Anywhere Real Estate, Inc. *	232,178	1,095,880
Compass, Inc., Class A *	877,426	3,851,900
Cushman & Wakefield PLC *	549,394	7,202,555
DigitalBridge Group, Inc.	381,568	5,391,556
eXp World Holdings, Inc.	193,961	2,785,280
Forestar Group, Inc. *	46,031	1,455,961

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
FRP Holdings, Inc. *	31,630	951,747
Kennedy-Wilson Holdings, Inc.	271,701	2,828,407
Marcus & Millichap, Inc.	56,272	2,228,934
Maui Land & Pineapple Co., Inc. *	18,704	447,213
Newmark Group, Inc., Class A	327,288	4,248,198
Offerpad Solutions, Inc. *	24,124	107,111
Opendoor Technologies, Inc. *	1,493,521	3,464,969
RE/MAX Holdings, Inc., Class A	43,474	419,524
Real Brokerage, Inc. *	230,359	1,370,636
Redfin Corp. *	282,222	2,297,287
RMR Group, Inc., Class A	36,628	950,130
St. Joe Co.	86,637	5,343,770
Star Holdings *	31,126	418,645
Stratus Properties, Inc. *	12,884	355,856
Tejon Ranch Co. *	50,735	963,965
Transcontinental Realty Investors, Inc. *	2,933	92,213
		48,341,065

Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A *	121,810	2,186,490
Aehr Test Systems *	66,495	1,254,761
Alpha & Omega Semiconductor Ltd. *	55,680	2,305,152
Ambarella, Inc. *	91,090	4,794,978
Axcelis Technologies, Inc. *	78,368	9,901,797
CEVA, Inc. *	56,757	1,137,978
Cohu, Inc. *	110,752	3,542,956
Credo Technology Group Holding Ltd. *	306,257	8,498,632
Diodes, Inc. *	109,759	8,583,154
Everspin Technologies, Inc. *	45,526	282,716
FormFactor, Inc. *	186,223	9,974,104
GCT Semiconductor Holding, Inc. *(a)	17,749	83,420
Ichor Holdings Ltd. *	77,752	2,643,568
Impinj, Inc. *	54,397	8,664,898
indie Semiconductor, Inc., Class A *	392,717	2,348,448
Kulicke & Soffa Industries, Inc.	131,918	6,222,572
MaxLinear, Inc. *	189,960	2,686,034
Navitas Semiconductor Corp., Class A *	304,919	1,131,250
NVE Corp.	11,314	1,010,340
PDF Solutions, Inc. *	74,511	2,614,591
Photronics, Inc. *	148,308	3,768,506
Power Integrations, Inc.	136,135	9,943,300
QuickLogic Corp. *(a)	32,609	352,177
Rambus, Inc. *	261,519	13,452,537
Rigetti Computing, Inc. *	333,214	343,210
Semtech Corp. *	155,706	4,938,994
Silicon Laboratories, Inc. *	76,246	9,159,432
SiTime Corp. *	44,082	6,257,440
SkyWater Technology, Inc. *	64,307	475,872
SMART Global Holdings, Inc. *	123,019	2,878,645
Synaptics, Inc. *	93,443	8,159,443
Ultra Clean Holdings, Inc. *	106,467	4,605,762
Veeco Instruments, Inc. *	133,519	5,529,022
		149,732,179

Software & Services 6.6%
8x8, Inc. *	285,541	879,466
A10 Networks, Inc.	170,102	2,226,635
ACI Worldwide, Inc. *	253,587	10,962,566
Adeia, Inc.	260,121	3,056,422
Agilysys, Inc. *	53,089	5,950,746
Airship AI Holdings, Inc., Class A *(a)	8,405	33,452
Alarm.com Holdings, Inc. *	115,672	8,160,660
Alkami Technology, Inc. *	105,298	3,446,404
Altair Engineering, Inc., Class A *	137,413	12,141,813
American Software, Inc., Class A	74,351	813,400
Amplitude, Inc., Class A *	183,803	1,573,354
Appian Corp., Class A *	97,120	3,587,613
SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Digital Corp. *(a)	237,647	1,154,964
Arteris, Inc. *	65,472	536,216
Asana, Inc., Class A *	189,859	2,762,448
ASGN, Inc. *	108,526	10,274,156
AudioEye, Inc. *	16,526	413,646
Aurora Innovation, Inc. *	2,023,443	8,093,772
AvePoint, Inc. *	303,485	3,307,986
Backblaze, Inc., Class A *	94,380	624,796
BigBear.ai Holdings, Inc. *(a)	240,052	362,479
BigCommerce Holdings, Inc. *	168,474	1,364,639
Bit Digital, Inc. *	284,270	1,083,069
Blackbaud, Inc. *	98,954	7,854,969
BlackLine, Inc. *	138,503	6,581,663
Blend Labs, Inc., Class A *	558,468	1,546,956
Box, Inc., Class A *	338,767	9,526,128
Braze, Inc., Class A *	125,753	5,540,677
C3.ai, Inc., Class A *(a)	198,389	5,306,906
Cerence, Inc. *	104,446	332,138
Cipher Mining, Inc. *	415,102	2,170,983
Cleanspark, Inc. *	533,226	8,531,616
Clear Secure, Inc., Class A	211,156	4,508,181
Clearwater Analytics Holdings, Inc., Class A *	335,957	6,567,959
CommVault Systems, Inc. *	104,899	16,033,812
Consensus Cloud Solutions, Inc. *	42,626	907,934
Core Scientific, Inc. *	428,683	4,179,659
Couchbase, Inc. *	93,650	1,797,143
CS Disco, Inc. *	69,330	428,459
Daily Journal Corp. *	3,360	1,564,416
Dave, Inc. *	18,622	677,096
Digimarc Corp. *	36,823	1,177,968
Digital Turbine, Inc. *	225,902	537,647
DigitalOcean Holdings, Inc. *	157,553	5,219,731
Domo, Inc., Class B *	80,659	674,309
D-Wave Quantum, Inc. *(a)	206,253	206,253
E2open Parent Holdings, Inc. *	410,289	1,916,050
eGain Corp. *	47,996	347,971
Enfusion, Inc., Class A *	117,889	1,117,588
Envestnet, Inc. *	121,478	7,529,206
EverCommerce, Inc. *	50,435	608,246
Fastly, Inc., Class A *	308,788	2,501,183
Freshworks, Inc., Class A *	488,721	6,109,012
Grid Dynamics Holdings, Inc. *	137,594	1,774,963
Hackett Group, Inc.	60,738	1,656,933
Hut 8 Corp. *(a)	193,675	2,835,402
iLearningEngines Holdings, Inc. *	69,191	572,210
Information Services Group, Inc.	86,014	298,469
Instructure Holdings, Inc. *	53,489	1,249,503
Intapp, Inc. *	94,054	3,369,955
InterDigital, Inc.	60,668	7,447,604
Jamf Holding Corp. *	178,968	3,276,904
Kaltura, Inc. *	224,764	298,936
LiveRamp Holdings, Inc. *	156,576	4,741,121
Marathon Digital Holdings, Inc. *	657,045	12,924,075
Matterport, Inc. *	626,441	2,781,398
MeridianLink, Inc. *	65,049	1,537,108
Mitek Systems, Inc. *	112,140	1,492,583
N-able, Inc. *	170,864	2,381,844
NCR Voyix Corp. *	349,653	5,157,382
NextNav, Inc. *(a)	180,879	1,503,104
Olo, Inc., Class A *	249,925	1,194,642
ON24, Inc. *	65,232	428,574
OneSpan, Inc. *	91,830	1,359,084
Ooma, Inc. *	57,980	602,992
Pagaya Technologies Ltd., Class A *	97,756	1,454,609
PagerDuty, Inc. *	214,639	4,492,394
Perficient, Inc. *	83,215	6,275,243
Porch Group, Inc. *	182,180	373,469
PowerSchool Holdings, Inc., Class A *	143,642	3,240,564

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prairie Operating Co. *	9,873	95,274
Progress Software Corp.	103,106	6,021,390
PROS Holdings, Inc. *	110,421	2,661,146
Q2 Holdings, Inc. *	141,545	9,550,041
Qualys, Inc. *	89,227	13,307,315
Rackspace Technology, Inc. *	158,167	370,111
Rapid7, Inc. *	148,609	5,846,278
Red Violet, Inc. *	26,686	687,431
Rekor Systems, Inc. *	167,441	304,743
ReposiTrak, Inc.	27,744	530,188
Rimini Street, Inc. *	125,160	277,855
Riot Platforms, Inc. *	650,675	6,630,378
Roadzen, Inc. *	34,913	53,766
Sapiens International Corp. NV	74,098	2,882,412
SEMrush Holdings, Inc., Class A *	88,248	1,300,776
SolarWinds Corp.	131,294	1,566,337
SoundHound AI, Inc., Class A *(a)	678,554	3,453,840
SoundThinking, Inc. *	24,574	379,914
Sprinklr, Inc., Class A *	246,449	2,422,594
Sprout Social, Inc., Class A *	118,781	4,640,774
SPS Commerce, Inc. *	89,383	19,254,886
Squarespace, Inc., Class A *	145,722	6,439,455
Telos Corp. *	132,559	570,004
Tenable Holdings, Inc. *	283,428	13,015,014
Terawulf, Inc. *	550,782	2,291,253
Thoughtworks Holding, Inc. *	236,501	823,023
Tucows, Inc., Class A *	18,808	473,397
Unisys Corp. *	161,414	768,331
Varonis Systems, Inc., Class B *	264,986	14,608,678
Verint Systems, Inc. *	148,294	5,359,345
Vertex, Inc., Class A *	130,413	5,170,875
Viant Technology, Inc., Class A *	36,775	427,693
Weave Communications, Inc. *	92,570	925,700
WM Technology, Inc. *	196,588	212,315
Workiva, Inc., Class A *	121,505	8,963,424
Xperi, Inc. *	106,365	869,002
Yext, Inc. *	253,845	1,462,147
Zeta Global Holdings Corp., Class A *	394,365	8,447,298
Zuora, Inc., Class A *	309,422	2,806,458
		425,404,487

Technology Hardware & Equipment 3.8%
908 Devices, Inc. *	55,924	318,208
ADTRAN Holdings, Inc.	191,272	1,294,911
Advanced Energy Industries, Inc.	90,019	10,475,511
Aeva Technologies, Inc. *	53,416	193,900
Applied Optoelectronics, Inc. *	87,418	834,842
Arlo Technologies, Inc. *	228,976	3,471,276
Aviat Networks, Inc. *	27,306	846,486
Badger Meter, Inc.	70,622	14,559,432
Bel Fuse, Inc., Class B	29,785	2,212,132
Belden, Inc.	97,532	9,040,241
Benchmark Electronics, Inc.	85,991	4,116,389
Calix, Inc. *	141,241	5,809,242
Clearfield, Inc. *	30,255	1,313,067
Climb Global Solutions, Inc.	9,983	712,986
CommScope Holding Co., Inc. *	512,195	1,326,585
CompoSecure, Inc.	42,092	343,050
Corsair Gaming, Inc. *	107,956	886,319
CPI Card Group, Inc. *	11,771	345,243
CTS Corp.	72,805	3,558,708
Daktronics, Inc. *	89,035	1,333,744
Diebold Nixdorf, Inc. *	60,543	2,636,648
Digi International, Inc. *	86,221	2,353,833
Eastman Kodak Co. *	143,178	831,864
ePlus, Inc. *	63,174	5,806,954
Evolv Technologies Holdings, Inc. *	309,999	1,075,697
Extreme Networks, Inc. *	302,178	4,321,145
SECURITY	NUMBER OF SHARES	VALUE ($)
Fabrinet *	87,605	19,322,159
FARO Technologies, Inc. *	41,656	712,318
Harmonic, Inc. *	264,985	3,884,680
Immersion Corp.	73,809	942,541
Infinera Corp. *	476,003	2,827,458
Insight Enterprises, Inc. *	67,025	15,047,113
IonQ, Inc. *(a)	477,609	3,892,513
Iteris, Inc. *	104,529	513,237
Itron, Inc. *	110,421	11,421,948
Kimball Electronics, Inc. *	59,391	1,407,567
Knowles Corp. *	212,598	3,884,165
Lightwave Logic, Inc. *(a)	292,057	1,010,517
Methode Electronics, Inc.	81,245	1,028,562
MicroVision, Inc. *(a)	486,364	520,410
Mirion Technologies, Inc., Class A *	480,009	5,059,295
Napco Security Technologies, Inc.	84,635	4,723,479
NETGEAR, Inc. *	67,270	1,068,248
NetScout Systems, Inc. *	166,635	3,391,022
nLight, Inc. *	111,350	1,343,995
Novanta, Inc. *	86,185	15,614,998
OSI Systems, Inc. *	38,885	5,754,202
Ouster, Inc. *	103,170	1,354,622
PAR Technology Corp. *	81,140	4,108,930
PC Connection, Inc.	27,759	1,986,712
Plexus Corp. *	65,215	8,358,607
Powerfleet, Inc. *	214,135	970,032
Ribbon Communications, Inc. *	215,735	731,342
Richardson Electronics Ltd.	29,832	357,089
Rogers Corp. *	45,079	5,507,752
Sanmina Corp. *	131,870	9,933,767
ScanSource, Inc. *	59,789	3,112,017
SmartRent, Inc. *	466,360	858,102
TTM Technologies, Inc. *	242,588	4,701,355
Turtle Beach Corp. *	40,546	586,701
Viasat, Inc. *	291,632	5,896,799
Viavi Solutions, Inc. *	529,546	4,257,550
Vishay Intertechnology, Inc.	303,010	7,366,173
Vishay Precision Group, Inc. *	29,518	1,012,172
Xerox Holdings Corp.	280,564	3,020,271
		247,508,833

Telecommunication Services 0.7%
Anterix, Inc. *	30,162	1,214,322
AST SpaceMobile, Inc., Class A *(a)	284,089	5,874,960
ATN International, Inc.	26,206	777,532
Bandwidth, Inc., Class A *	59,986	1,368,881
Cogent Communications Holdings, Inc.	105,583	7,453,104
Consolidated Communications Holdings, Inc. *	181,736	835,986
Globalstar, Inc. *	1,741,177	2,106,824
Gogo, Inc. *	156,271	1,418,941
IDT Corp., Class B	36,963	1,413,095
Liberty Latin America Ltd., Class C *	401,165	4,252,349
Lumen Technologies, Inc. *	2,434,336	7,668,158
Shenandoah Telecommunications Co.	116,328	2,476,623
Spok Holdings, Inc.	43,106	660,815
Telephone & Data Systems, Inc.	236,789	5,019,927
		42,541,517

Transportation 1.4%
Air Transport Services Group, Inc. *	123,108	1,986,963
Allegiant Travel Co.	37,161	2,083,617
ArcBest Corp.	56,496	7,121,321
Blade Air Mobility, Inc. *	133,837	441,662
Costamare, Inc.	103,463	1,533,322
Covenant Logistics Group, Inc., Class A	19,146	1,071,219
Forward Air Corp.	60,594	1,536,664

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Group Holdings, Inc. *	99,473	391,924
FTAI Infrastructure, Inc.	240,680	2,481,411
Genco Shipping & Trading Ltd.	100,994	1,960,294
Golden Ocean Group Ltd.	292,821	3,636,837
Hawaiian Holdings, Inc. *	122,176	1,562,631
Heartland Express, Inc.	112,053	1,453,327
Hertz Global Holdings, Inc. *	291,308	1,188,537
Himalaya Shipping Ltd. *	72,404	587,920
Hub Group, Inc., Class A	146,346	6,844,602
JetBlue Airways Corp. *	736,281	4,719,561
Joby Aviation, Inc. *(a)	964,649	5,768,601
Marten Transport Ltd.	138,995	2,614,496
Matson, Inc.	81,784	10,853,555
PAM Transportation Services, Inc. *	14,768	301,119
Pangaea Logistics Solutions Ltd.	73,750	535,425
Radiant Logistics, Inc. *	85,045	528,980
RXO, Inc. *	280,542	8,895,987
Safe Bulkers, Inc.	149,562	756,784
Sky Harbour Group Corp. *	26,604	272,691
SkyWest, Inc. *	94,977	7,592,461
Spirit Airlines, Inc. (a)	267,213	804,311
Sun Country Airlines Holdings, Inc. *	95,675	1,253,342
Universal Logistics Holdings, Inc.	16,099	692,740
Werner Enterprises, Inc.	151,717	5,945,789
Wheels Up Experience, Inc. *(a)	211,028	555,004
		87,973,097

Utilities 2.8%
ALLETE, Inc.	139,731	9,012,650
Altus Power, Inc., Class A *	179,319	753,140
American States Water Co.	89,465	7,383,546
Avista Corp.	187,760	7,356,437
Black Hills Corp.	164,542	9,716,205
Brookfield Infrastructure Corp., Class A	288,521	11,223,467
Cadiz, Inc. *	101,979	379,362
California Water Service Group	138,838	7,422,280
Chesapeake Utilities Corp.	53,111	6,268,691
Consolidated Water Co. Ltd.	36,120	1,049,647
Genie Energy Ltd., Class B	30,519	517,602
Global Water Resources, Inc.	25,957	335,624
Hawaiian Electric Industries, Inc.	266,239	4,408,918
MGE Energy, Inc.	87,442	7,680,905
Middlesex Water Co.	42,232	2,807,583
Montauk Renewables, Inc. *	159,853	949,527
New Jersey Resources Corp.	236,227	11,043,612
Northwest Natural Holding Co.	91,376	3,653,212
Northwestern Energy Group, Inc.	147,959	7,955,755
ONE Gas, Inc.	135,500	9,434,865
Ormat Technologies, Inc.	129,823	10,079,458
Otter Tail Corp.	99,493	9,642,862
PNM Resources, Inc.	216,648	9,008,224
Portland General Electric Co.	244,330	11,576,355
Pure Cycle Corp. *	50,167	551,837
RGC Resources, Inc.	19,745	444,460
SJW Group	77,819	4,716,610
Southwest Gas Holdings, Inc.	146,454	10,861,029
Spire, Inc.	129,796	8,643,116
Sunnova Energy International, Inc. *(a)	259,032	1,831,356
Unitil Corp.	38,240	2,343,347
York Water Co.	34,370	1,419,825
		180,471,507
Total Common Stocks (Cost $4,472,255,379)		6,474,472,447
SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	27,867	72,998
Cartesian Therapeutics, Inc. CVR *(c)	265,512	47,792
Gtx, Inc. CVR *(c)	592	607
Jounce Therapeutics, Inc. CVR *(c)	100,774	3,023
Tobira Therapeutics, Inc. CVR *(c)	14,029	55,275
		179,695
Total Rights (Cost $44,006)		179,695

WARRANTS 0.0% OF NET ASSETS

Materials 0.0%
Danimer Scientific, Inc. expires 07/15/25, strike 0.081 *	66,861	5,014
Total Warrants (Cost $0)		5,014

SHORT-TERM INVESTMENTS 1.5% OF NET ASSETS

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	97,663,243	97,663,243
Total Short-Term Investments (Cost $97,663,243)		97,663,243
Total Investments in Securities (Cost $4,569,962,628)		6,572,320,399

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/20/24	103	11,705,950	131,154

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $95,941,126.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended July 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at July 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($158,714 )	($1,783,643 )	$1,769,813	$—	—	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	—	58,456	(149,694)	(244,648)	943,599	1,757,451	526,183	16,169

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	26,799	(823,297)	(2,985,074)	3,539,876	—	—	—

Transportation 0.0%
Daseke, Inc.	—	98,747	(889,815)	86,957	293,020	—	—	—
Total	$—	$184,002	($2,021,520 )	($4,926,408 )	$6,546,308	$1,757,451		$16,169

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$5,011,073,198	$—	$—	$5,011,073,198
Equity Real Estate Investment Trusts (REITs)	343,877,781	—	19,696	343,897,477
Health Care Equipment & Services	417,203,454	—	0 *	417,203,454
Pharmaceuticals, Biotechnology & Life Sciences	702,087,724	—	210,594	702,298,318
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	179,695	179,695
Warrants [1]	5,014	—	—	5,014
Short-Term Investments [1]	97,663,243	—	—	97,663,243
Futures Contracts [2]	131,154	—	—	131,154
Total	$6,572,041,568	$—	$409,985	$6,572,451,553

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab Total Stock Market Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	40,665	1,047,530
American Axle & Manufacturing Holdings, Inc. *	60,450	449,143
Aptiv PLC *	124,973	8,671,876
Autoliv, Inc.	33,157	3,353,499
BorgWarner, Inc.	105,976	3,742,013
Canoo, Inc., Class A *(a)	23,749	47,735
Cooper-Standard Holdings, Inc. *	8,444	124,802
Dana, Inc.	54,773	696,165
Dorman Products, Inc. *	13,443	1,362,717
Envirotech Vehicles, Inc. *	9,637	15,997
Ford Motor Co.	1,805,987	19,540,779
Fox Factory Holding Corp. *	18,890	1,008,537
Garrett Motion, Inc. *	66,397	581,638
General Motors Co.	523,813	23,215,392
Gentex Corp.	108,554	3,371,687
Gentherm, Inc. *	14,378	793,378
Goodyear Tire & Rubber Co. *	127,808	1,495,354
Harley-Davidson, Inc.	56,679	2,125,462
Holley, Inc. *	22,922	90,313
LCI Industries	11,790	1,375,775
Lear Corp.	26,114	3,186,953
Lucid Group, Inc. *(a)	410,570	1,445,206
Luminar Technologies, Inc., Class A *(a)	121,127	201,071
Mobileye Global, Inc., Class A *(a)	35,165	738,465
Modine Manufacturing Co. *	24,298	2,858,903
Motorcar Parts of America, Inc. *	7,218	43,669
Patrick Industries, Inc.	9,154	1,172,261
Phinia, Inc.	20,144	900,437
QuantumScape Corp., Class A *	170,800	1,103,368
Rivian Automotive, Inc., Class A *	323,492	5,308,504
Solid Power, Inc. *	56,200	105,656
Standard Motor Products, Inc.	7,798	255,229
Stoneridge, Inc. *	11,655	195,921
Strattec Security Corp. *	1,500	36,780
Superior Industries International, Inc. *	10,350	34,672
Tesla, Inc. *	1,276,176	296,162,164
Thor Industries, Inc.	24,055	2,553,198
Visteon Corp. *	12,716	1,469,207
Winnebago Industries, Inc.	13,059	816,449
Workhorse Group, Inc. *(a)	3,972	5,799
Worksport Ltd. *	13,921	9,799
XPEL, Inc. *	9,832	401,834
		392,115,337

Banks 3.7%
1895 Bancorp of Wisconsin, Inc. *	1,526	13,917
1st Source Corp.	6,934	440,656
ACNB Corp.	3,576	148,332
Affinity Bancshares, Inc. *	1,146	24,628
Amalgamated Financial Corp.	7,518	239,148
Amerant Bancorp, Inc.	10,892	244,961
Ameris Bancorp	29,643	1,804,962
AmeriServ Financial, Inc.	4,001	10,043
SECURITY	NUMBER OF SHARES	VALUE ($)
Ames National Corp.	4,056	88,542
Arrow Financial Corp.	6,961	219,411
Associated Banc-Corp.	69,004	1,585,712
Atlantic Union Bankshares Corp.	40,436	1,669,602
Auburn National BanCorp, Inc.	800	15,280
Axos Financial, Inc. *	22,736	1,659,955
Banc of California, Inc.	62,790	877,804
BancFirst Corp.	6,480	696,146
Bancorp, Inc. *	23,768	1,232,133
Bank First Corp.	3,759	348,459
Bank of America Corp.	3,129,369	126,144,864
Bank of Hawaii Corp.	18,380	1,260,684
Bank of Marin Bancorp	6,631	134,676
Bank of the James Financial Group, Inc.	2,744	37,565
Bank OZK	50,011	2,345,016
Bank7 Corp.	2,054	85,200
BankFinancial Corp.	3,213	37,656
BankUnited, Inc.	36,102	1,390,649
Bankwell Financial Group, Inc.	2,376	66,884
Banner Corp.	15,660	927,385
Bar Harbor Bankshares	5,903	188,660
BayCom Corp.	4,901	118,065
Bayfirst Financial Corp.	784	10,223
BCB Bancorp, Inc.	7,033	89,178
Berkshire Hills Bancorp, Inc.	19,410	535,716
Blue Foundry Bancorp *	9,742	109,987
Bogota Financial Corp. *	1,050	7,718
BOK Financial Corp.	12,146	1,249,095
Bridgewater Bancshares, Inc. *	8,542	117,965
Broadway Financial Corp. *	2,507	12,610
Brookline Bancorp, Inc.	38,717	406,141
Burke & Herbert Financial Services Corp.	6,104	413,241
Business First Bancshares, Inc.	9,475	240,854
Byline Bancorp, Inc.	14,729	413,148
C&F Financial Corp.	1,200	71,400
Cadence Bank	83,438	2,742,607
California BanCorp *	2,455	61,596
Camden National Corp.	5,912	246,412
Capital Bancorp, Inc.	3,170	80,803
Capital City Bank Group, Inc.	5,558	197,309
Capitol Federal Financial, Inc.	63,473	401,149
Carter Bankshares, Inc. *	9,825	160,049
Catalyst Bancorp, Inc. *	1,959	23,606
Cathay General Bancorp	32,565	1,443,281
CB Financial Services, Inc.	2,090	52,772
Central Pacific Financial Corp.	11,311	295,104
CF Bankshares, Inc.	2,505	53,294
Chemung Financial Corp.	1,306	63,681
ChoiceOne Financial Services, Inc.	2,484	68,310
Citigroup, Inc.	877,397	56,925,517
Citizens & Northern Corp.	5,947	120,427
Citizens Community Bancorp, Inc.	3,309	42,818
Citizens Financial Group, Inc.	209,081	8,921,486
Citizens Financial Services, Inc.	2,013	107,615
City Holding Co.	6,363	775,650
Civista Bancshares, Inc.	5,755	103,302
CNB Financial Corp.	8,219	210,900
Coastal Financial Corp. *	5,270	277,729
Colony Bankcorp, Inc.	7,200	111,816

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Columbia Banking System, Inc.	93,886	2,456,058
Columbia Financial, Inc. *	14,396	259,272
Comerica, Inc.	61,134	3,350,755
Commerce Bancshares, Inc.	54,962	3,556,591
Community Financial System, Inc.	25,119	1,549,340
Community Trust Bancorp, Inc.	6,370	323,086
Community West Bancshares	6,826	141,571
ConnectOne Bancorp, Inc.	14,768	357,681
CrossFirst Bankshares, Inc. *	17,616	326,601
Cullen/Frost Bankers, Inc.	29,949	3,505,830
Customers Bancorp, Inc. *	12,356	796,715
CVB Financial Corp.	61,166	1,165,824
Dime Community Bancshares, Inc.	18,909	478,020
Eagle Bancorp Montana, Inc.	2,563	37,343
Eagle Bancorp, Inc.	13,609	292,866
East West Bancorp, Inc.	63,899	5,616,083
Eastern Bankshares, Inc.	88,248	1,468,447
ECB Bancorp, Inc. *	4,412	62,430
Enterprise Bancorp, Inc.	3,412	100,825
Enterprise Financial Services Corp.	16,939	895,565
Equity Bancshares, Inc., Class A	6,351	257,215
Esquire Financial Holdings, Inc.	3,256	200,798
ESSA Bancorp, Inc.	3,176	60,947
Evans Bancorp, Inc.	2,622	91,482
Farmers & Merchants Bancorp, Inc.	6,004	165,290
Farmers National Banc Corp.	14,833	231,543
FB Financial Corp.	17,225	804,235
Fidelity D&D Bancorp, Inc.	1,779	92,330
Fifth Third Bancorp	314,924	13,333,882
Financial Institutions, Inc.	6,134	161,447
Finward Bancorp	1,806	51,110
Finwise Bancorp *	4,562	57,664
First BanCorp	76,777	1,646,867
First Bancorp, Inc.	3,588	101,002
First Bancorp/Southern Pines NC	20,264	847,035
First Bancshares, Inc.	11,989	399,473
First Bank	9,056	139,825
First Busey Corp.	25,293	694,040
First Business Financial Services, Inc.	2,713	124,852
First Capital, Inc.	1,074	34,089
First Citizens BancShares, Inc., Class A	5,438	11,352,858
First Commonwealth Financial Corp.	43,700	790,096
First Community Bankshares, Inc.	8,451	378,436
First Community Corp.	3,520	79,200
First Financial Bancorp	42,225	1,155,276
First Financial Bankshares, Inc.	59,024	2,270,063
First Financial Corp.	4,167	187,348
First Financial Northwest, Inc.	2,960	63,670
First Foundation, Inc.	23,207	162,449
First Guaranty Bancshares, Inc.	2,887	29,852
First Hawaiian, Inc.	58,509	1,465,065
First Horizon Corp.	255,284	4,270,901
First Internet Bancorp	3,435	127,301
First Interstate BancSystem, Inc., Class A	37,307	1,177,782
First Merchants Corp.	28,372	1,144,810
First Mid Bancshares, Inc.	12,345	473,925
First National Corp.	2,648	47,108
First Northwest Bancorp	3,416	34,877
First of Long Island Corp.	9,603	125,991
First Savings Financial Group, Inc.	2,389	51,435
First Seacoast Bancorp, Inc. *	3,389	31,348
First U.S. Bancshares, Inc.	4,841	48,894
First United Corp.	2,849	80,142
First Western Financial, Inc. *	2,786	50,538
Five Star Bancorp	9,216	270,950
Flushing Financial Corp.	12,108	178,351
FNB Corp.	167,523	2,569,803
SECURITY	NUMBER OF SHARES	VALUE ($)
Franklin Financial Services Corp.	1,992	66,712
FS Bancorp, Inc.	3,171	139,619
Fulton Financial Corp.	82,085	1,589,986
FVCBankcorp, Inc. *	8,954	113,537
German American Bancorp, Inc.	14,939	587,700
Glacier Bancorp, Inc.	53,043	2,371,553
Great Southern Bancorp, Inc.	4,013	251,254
Greene County Bancorp, Inc.	3,212	116,435
Guaranty Bancshares, Inc.	3,536	122,098
Hancock Whitney Corp.	39,748	2,175,408
Hanmi Financial Corp.	13,522	275,849
Hanover Bancorp, Inc.	7,022	124,009
HarborOne Bancorp, Inc.	18,808	251,087
Hawthorn Bancshares, Inc.	2,065	45,430
HBT Financial, Inc.	5,821	133,883
Heartland Financial USA, Inc.	18,495	1,008,347
Heritage Commerce Corp.	26,186	271,025
Heritage Financial Corp.	14,372	332,999
Hilltop Holdings, Inc.	19,849	654,819
Hingham Institution For Savings (a)	707	175,824
HMN Financial, Inc.	2,233	59,063
Home Bancorp, Inc.	3,387	149,434
Home BancShares, Inc.	85,810	2,430,997
HomeStreet, Inc.	8,389	120,802
HomeTrust Bancshares, Inc.	6,363	225,696
Hope Bancorp, Inc.	59,050	777,098
Horizon Bancorp, Inc.	16,744	267,402
Huntington Bancshares, Inc.	662,658	9,906,737
IF Bancorp, Inc.	584	10,220
Independent Bank Corp.	9,444	327,612
Independent Bank Corp.	19,247	1,234,695
Independent Bank Group, Inc.	17,129	1,011,639
International Bancshares Corp.	24,669	1,663,677
Investar Holding Corp.	3,333	61,660
John Marshall Bancorp, Inc.	4,443	85,883
JPMorgan Chase & Co.	1,320,823	281,071,134
Kearny Financial Corp.	30,246	217,771
KeyCorp	429,760	6,932,029
Lakeland Financial Corp.	12,289	842,165
Landmark Bancorp, Inc.	2,076	41,416
LCNB Corp.	4,732	72,352
LINKBANCORP, Inc.	5,773	42,085
Live Oak Bancshares, Inc.	14,105	636,700
M&T Bank Corp.	77,313	13,310,979
Macatawa Bank Corp.	15,493	229,606
Magyar Bancorp, Inc.	1,051	13,316
MainStreet Bancshares, Inc.	3,000	53,580
Mercantile Bank Corp.	5,802	280,585
Meridian Corp.	3,846	44,806
Metrocity Bankshares, Inc.	7,678	242,702
Metropolitan Bank Holding Corp. *	4,799	253,051
Mid Penn Bancorp, Inc.	5,597	165,951
Middlefield Banc Corp.	3,452	93,066
Midland States Bancorp, Inc.	8,785	208,556
MidWestOne Financial Group, Inc.	5,792	169,764
MVB Financial Corp.	4,605	105,777
National Bank Holdings Corp., Class A	16,969	710,662
National Bankshares, Inc.	2,506	79,641
NB Bancorp, Inc. *	18,000	344,160
NBT Bancorp, Inc.	21,649	1,061,234
New York Community Bancorp, Inc.	120,480	1,267,450
Nicolet Bankshares, Inc.	5,917	595,014
Northeast Bank	3,001	218,053
Northeast Community Bancorp, Inc.	5,675	129,276
Northfield Bancorp, Inc.	18,804	235,238
Northrim BanCorp, Inc.	2,596	177,566
Northwest Bancshares, Inc.	54,295	762,302
Norwood Financial Corp.	3,060	90,209

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NSTS Bancorp, Inc. *	1,610	16,680
Oak Valley Bancorp	3,707	105,538
OceanFirst Financial Corp.	25,110	456,249
OFG Bancorp	23,182	1,052,926
Ohio Valley Banc Corp.	1,400	33,670
Old National Bancorp	143,492	2,872,710
Old Point Financial Corp.	1,643	32,055
Old Second Bancorp, Inc.	17,372	293,934
OP Bancorp	5,203	64,881
Orange County Bancorp, Inc.	1,662	103,360
Origin Bancorp, Inc.	12,052	414,107
Orrstown Financial Services, Inc.	8,410	295,696
Pacific Premier Bancorp, Inc.	45,517	1,231,690
Park National Corp.	7,007	1,239,959
Parke Bancorp, Inc.	4,518	88,372
Pathfinder Bancorp, Inc.	593	10,022
Pathward Financial, Inc.	11,847	800,146
PB Bankshares, Inc. *	2,277	35,703
PCB Bancorp	4,081	78,641
Peapack-Gladstone Financial Corp.	6,657	188,127
Penns Woods Bancorp, Inc.	2,250	53,595
Peoples Bancorp of North Carolina, Inc.	1,896	60,255
Peoples Bancorp, Inc.	15,377	511,593
Peoples Financial Services Corp.	3,954	196,395
Pinnacle Financial Partners, Inc.	34,743	3,346,446
Pioneer Bancorp, Inc. *	2,717	30,295
Plumas Bancorp	2,267	98,093
PNC Financial Services Group, Inc.	183,322	33,199,614
Ponce Financial Group, Inc. *	10,983	108,732
Popular, Inc.	33,493	3,437,387
Preferred Bank	5,696	490,198
Premier Financial Corp.	14,638	370,927
Primis Financial Corp.	10,278	135,670
Princeton Bancorp, Inc.	1,590	62,201
Prosperity Bancshares, Inc.	44,513	3,228,083
Provident Bancorp, Inc. *	6,035	65,721
Provident Financial Holdings, Inc.	3,562	47,375
Provident Financial Services, Inc.	62,095	1,151,241
QCR Holdings, Inc.	7,130	545,017
RBB Bancorp	6,055	139,689
Red River Bancshares, Inc.	1,974	109,991
Regions Financial Corp.	425,643	9,521,634
Renasant Corp.	28,786	989,951
Republic Bancorp, Inc., Class A	3,781	248,109
Richmond Mutual BanCorp, Inc.	4,348	52,480
Riverview Bancorp, Inc.	6,215	28,713
S&T Bancorp, Inc.	16,257	721,486
Sandy Spring Bancorp, Inc.	19,518	597,836
SB Financial Group, Inc.	3,301	55,754
Seacoast Banking Corp. of Florida	37,995	1,057,781
ServisFirst Bancshares, Inc.	22,675	1,819,442
Shore Bancshares, Inc.	11,833	171,815
Sierra Bancorp	5,854	170,293
Simmons First National Corp., Class A	54,646	1,176,528
SmartFinancial, Inc.	6,197	175,623
Sound Financial Bancorp, Inc.	1,096	47,950
South Plains Financial, Inc.	5,663	183,708
Southern California Bancorp *	5,092	80,403
Southern First Bancshares, Inc. *	2,967	102,658
Southern Missouri Bancorp, Inc.	4,045	231,374
Southern States Bancshares, Inc.	2,910	95,215
Southside Bancshares, Inc.	12,464	436,115
SouthState Corp.	35,121	3,475,925
SR Bancorp, Inc. *	3,800	37,316
Stellar Bancorp, Inc.	23,106	633,104
Sterling Bancorp, Inc. *	9,738	56,675
Stock Yards Bancorp, Inc.	13,389	833,064
SECURITY	NUMBER OF SHARES	VALUE ($)
Summit State Bank	1,071	10,100
Synovus Financial Corp.	66,672	3,116,916
TC Bancshares, Inc.	3,005	39,366
Territorial Bancorp, Inc.	4,386	44,035
Texas Capital Bancshares, Inc. *	21,446	1,417,581
TFS Financial Corp.	26,645	361,306
Third Coast Bancshares, Inc. *	6,287	146,927
Timberland Bancorp, Inc.	3,571	109,094
Tompkins Financial Corp.	5,291	333,016
Towne Bank	31,866	1,059,226
TriCo Bancshares	14,278	664,355
Triumph Financial, Inc. *	9,395	852,408
Truist Financial Corp.	616,198	27,537,889
TrustCo Bank Corp.	7,608	270,921
Trustmark Corp.	26,268	912,288
U.S. Bancorp	717,920	32,220,250
UMB Financial Corp.	19,832	2,023,261
Union Bankshares, Inc.	2,125	51,425
United Bancorp, Inc.	3,371	42,138
United Bankshares, Inc.	60,481	2,354,525
United Community Banks, Inc.	53,201	1,646,571
United Security Bancshares	6,461	52,140
Unity Bancorp, Inc.	2,383	82,499
Univest Financial Corp.	12,810	354,196
USCB Financial Holdings, Inc.	5,422	90,331
Valley National Bancorp	191,195	1,606,038
Veritex Holdings, Inc.	23,608	591,853
Virginia National Bankshares Corp.	2,256	88,164
WaFd, Inc.	33,211	1,181,979
Washington Trust Bancorp, Inc.	7,375	236,074
Webster Financial Corp.	78,794	3,909,758
Wells Fargo & Co.	1,603,529	95,153,411
WesBanco, Inc.	28,444	906,795
West BanCorp, Inc.	6,294	130,538
Westamerica BanCorp	11,683	630,415
Western Alliance Bancorp	50,624	4,073,207
Western New England Bancorp, Inc.	10,349	85,690
William Penn Bancorp	4,788	58,653
Wintrust Financial Corp.	28,405	3,073,421
WSFS Financial Corp.	28,278	1,597,424
Zions Bancorp NA	68,968	3,563,577
		908,398,084

Capital Goods 6.5%
374Water, Inc. *	24,532	29,684
3D Systems Corp. *	57,208	208,809
3M Co.	254,317	32,438,133
A.O. Smith Corp.	55,488	4,718,700
AAON, Inc.	30,751	2,722,386
AAR Corp. *	15,508	1,001,817
Acuity Brands, Inc.	14,056	3,532,976
Advanced Drainage Systems, Inc.	31,554	5,586,320
AECOM	62,336	5,648,265
AeroVironment, Inc. *	13,018	2,324,234
AerSale Corp. *	13,422	90,464
AGCO Corp.	28,277	2,669,914
Air Lease Corp., Class A	46,954	2,329,857
Alamo Group, Inc.	4,523	871,673
Albany International Corp., Class A	14,231	1,331,737
Allegion PLC	40,284	5,511,254
Allient, Inc.	6,061	175,405
Allison Transmission Holdings, Inc.	40,814	3,615,712
Alpha Pro Tech Ltd. *	5,970	34,865
Alta Equipment Group, Inc.	10,115	106,208
Ameresco, Inc., Class A *	14,647	462,406
American Superconductor Corp. *	15,966	385,739
American Woodmark Corp. *	7,275	743,141
AMETEK, Inc.	106,632	18,498,519

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
API Group Corp. *	108,631	4,116,029
Apogee Enterprises, Inc.	9,815	673,702
Applied Industrial Technologies, Inc.	17,956	3,917,820
Archer Aviation, Inc., Class A *(a)	85,720	357,452
Arcosa, Inc.	21,785	2,024,044
Argan, Inc.	5,730	452,269
Armstrong World Industries, Inc.	20,233	2,658,616
Array Technologies, Inc. *	67,077	705,650
Astec Industries, Inc.	9,833	345,040
Astronics Corp. *	12,013	276,659
Atkore, Inc.	16,714	2,256,390
Atmus Filtration Technologies, Inc. *	37,740	1,163,902
Axon Enterprise, Inc. *	32,594	9,778,526
AZEK Co., Inc., Class A *	67,533	3,031,556
AZZ, Inc.	13,226	1,057,551
Barnes Group, Inc.	24,691	996,035
Beacon Roofing Supply, Inc. *	29,289	3,010,909
Beam Global *(a)	3,328	20,268
Blink Charging Co. *(a)	53,168	174,923
Bloom Energy Corp., Class A *	99,158	1,342,599
Blue Bird Corp. *	9,323	485,915
BlueLinx Holdings, Inc. *	3,850	464,272
Boeing Co. *	265,552	50,614,211
Boise Cascade Co.	17,746	2,521,529
Bowman Consulting Group Ltd., Class A *	6,300	225,036
Broadwind, Inc. *	7,298	23,791
Builders FirstSource, Inc. *	56,352	9,431,634
BWX Technologies, Inc.	41,486	4,127,442
Byrna Technologies, Inc. *	8,100	75,978
Cadre Holdings, Inc.	8,267	303,399
Carlisle Cos., Inc.	21,944	9,185,320
Carrier Global Corp.	385,327	26,244,622
Caterpillar, Inc.	224,954	77,879,075
Centuri Holdings, Inc. *	8,034	132,641
ChargePoint Holdings, Inc., Class A *(a)	196,893	427,258
Chart Industries, Inc. *	19,646	3,164,578
ClearSign Technologies Corp. *	25,555	21,977
CNH Industrial NV	420,653	4,479,954
Columbus McKinnon Corp.	11,948	455,936
Comfort Systems USA, Inc.	16,181	5,378,888
Commercial Vehicle Group, Inc. *	13,417	73,123
Concrete Pumping Holdings, Inc. *	9,442	62,978
Construction Partners, Inc., Class A *	19,811	1,280,781
Core & Main, Inc., Class A *	79,450	4,248,191
CPI Aerostructures, Inc. *	9,173	22,474
Crane Co.	22,583	3,622,765
CSW Industrials, Inc.	7,187	2,331,607
Cummins, Inc.	62,984	18,378,731
Curtiss-Wright Corp.	17,779	5,239,471
Custom Truck One Source, Inc. *	24,214	121,312
Deere & Co.	119,069	44,291,287
Desktop Metal, Inc., Class A *(a)	15,045	70,862
Distribution Solutions Group, Inc. *	4,920	166,050
DNOW, Inc. *	46,130	708,557
Donaldson Co., Inc.	55,044	4,118,392
Douglas Dynamics, Inc.	10,577	305,781
Dover Corp.	63,370	11,676,556
Ducommun, Inc. *	6,692	429,426
DXP Enterprises, Inc. *	6,811	372,970
Dycom Industries, Inc. *	13,550	2,486,560
Eastern Co.	1,809	53,257
Eaton Corp. PLC	183,916	56,055,758
EMCOR Group, Inc.	21,512	8,076,465
Emerson Electric Co.	262,749	30,770,535
Energy Recovery, Inc. *	23,814	347,208
Enerpac Tool Group Corp., Class A	24,176	971,875
EnerSys	18,542	2,038,322
SECURITY	NUMBER OF SHARES	VALUE ($)
Enovix Corp. *(a)	65,857	948,999
Enpro, Inc.	9,537	1,630,255
Eos Energy Enterprises, Inc. *(a)	166,111	327,239
Esab Corp.	25,979	2,639,466
ESCO Technologies, Inc.	11,966	1,471,339
ESS Tech, Inc. *	37,500	28,058
Eve Holding, Inc. *	13,706	47,149
EVI Industries, Inc.	2,765	56,489
Fastenal Co.	263,274	18,626,635
Federal Signal Corp.	28,615	2,860,642
Ferguson PLC	92,965	20,698,657
Flowserve Corp.	59,998	3,032,899
Fluence Energy, Inc. *	25,579	418,984
Fluor Corp. *	81,195	3,905,479
Flux Power Holdings, Inc. *	3,973	14,541
Fortive Corp.	162,532	11,677,924
Fortune Brands Innovations, Inc.	57,048	4,610,049
Franklin Electric Co., Inc.	17,679	1,884,935
FreightCar America, Inc. *	5,033	17,465
FTAI Aviation Ltd.	46,347	5,165,373
FuelCell Energy, Inc. *(a)	245,463	124,302
Gates Industrial Corp. PLC *	84,183	1,564,962
GATX Corp.	16,085	2,243,857
GE Vernova, Inc. *	126,378	22,525,615
Gencor Industries, Inc. *	3,418	84,185
Generac Holdings, Inc. *	28,291	4,404,343
General Dynamics Corp.	104,537	31,226,247
General Electric Co.	503,464	85,689,573
Gibraltar Industries, Inc. *	13,337	990,539
Global Industrial Co.	6,777	236,382
GMS, Inc. *	18,841	1,813,069
Gorman-Rupp Co.	9,748	402,690
Graco, Inc.	77,211	6,566,796
GrafTech International Ltd. *	88,000	67,593
Graham Corp. *	4,043	132,489
Granite Construction, Inc.	20,835	1,426,364
Great Lakes Dredge & Dock Corp. *	30,154	284,352
Greenbrier Cos., Inc.	15,526	791,981
Griffon Corp.	17,893	1,289,370
H&E Equipment Services, Inc.	14,463	756,415
Hayward Holdings, Inc. *	54,969	812,992
HEICO Corp.	46,220	11,154,735
Helios Technologies, Inc.	16,121	740,760
Herc Holdings, Inc.	12,917	2,012,985
Hexcel Corp.	39,223	2,596,955
Hillenbrand, Inc.	31,846	1,408,549
Hillman Solutions Corp. *	86,449	877,457
Honeywell International, Inc.	299,513	61,325,287
Howmet Aerospace, Inc.	178,259	17,059,386
Hubbell, Inc., Class B	24,550	9,713,207
Hudson Technologies, Inc. *	17,443	149,312
Huntington Ingalls Industries, Inc.	17,977	5,033,200
Hurco Cos., Inc.	3,214	55,281
Hydrofarm Holdings Group, Inc. *	27,153	17,264
Hyliion Holdings Corp. *	54,325	120,602
Hyster-Yale, Inc.	5,997	490,195
Hyzon Motors, Inc. *	59,135	8,178
Ideal Power, Inc. *	3,471	25,651
IDEX Corp.	34,783	7,251,560
IES Holdings, Inc. *	3,807	586,164
Illinois Tool Works, Inc.	124,648	30,822,957
Ingersoll Rand, Inc.	185,453	18,619,481
INNOVATE Corp. *	23,119	12,332
Innovative Solutions & Support, Inc. *	6,865	42,460
Insteel Industries, Inc.	8,973	307,325
Intuitive Machines, Inc., Class A *(a)	4,780	19,024
ITT, Inc.	38,133	5,394,294
Janus International Group, Inc. *	42,467	612,374
JELD-WEN Holding, Inc. *	41,048	685,091

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
John Bean Technologies Corp.	14,561	1,432,511
Johnson Controls International PLC	309,755	22,159,873
Kadant, Inc.	5,473	1,923,705
Karat Packaging, Inc.	3,014	90,028
Kennametal, Inc.	34,295	896,471
Kratos Defense & Security Solutions, Inc. *	71,450	1,610,483
L.B. Foster Co., Class A *	5,290	127,013
L3Harris Technologies, Inc.	87,206	19,786,169
Lennox International, Inc.	14,703	8,579,200
Leonardo DRS, Inc. *	30,996	874,087
Limbach Holdings, Inc. *	4,683	298,401
Lincoln Electric Holdings, Inc.	26,176	5,376,812
Lindsay Corp.	4,679	589,507
Loar Holdings, Inc. *	5,814	363,375
Lockheed Martin Corp.	98,129	53,178,068
LSI Industries, Inc.	12,912	220,279
Luxfer Holdings PLC	12,212	158,023
Manitex International, Inc. *	9,465	48,177
Manitowoc Co., Inc. *	15,925	201,292
Masco Corp.	101,468	7,899,284
MasTec, Inc. *	27,749	3,053,222
Masterbrand, Inc. *	61,652	1,112,819
Matrix Service Co. *	10,847	109,772
Mayville Engineering Co., Inc. *	3,327	63,579
McGrath RentCorp	11,233	1,233,720
MDU Resources Group, Inc.	92,911	2,503,022
Mega Matrix Corp. *(a)	24,173	56,323
Mercury Systems, Inc. *	26,411	938,911
Microvast Holdings, Inc. *	86,292	33,714
Middleby Corp. *	24,472	3,317,914
Miller Industries, Inc.	5,104	346,766
Moog, Inc., Class A	13,459	2,639,310
MRC Global, Inc. *	35,400	512,592
MSC Industrial Direct Co., Inc., Class A	21,058	1,873,109
Mueller Industries, Inc.	52,122	3,697,535
Mueller Water Products, Inc., Class A	73,402	1,517,953
MYR Group, Inc. *	7,578	1,064,557
National Presto Industries, Inc.	2,215	169,381
NeoVolta, Inc. *	12,964	34,873
Net Power, Inc. *	11,532	110,246
NEXTracker, Inc., Class A *	56,212	2,762,258
Nikola Corp. *(a)	15,865	142,468
NN, Inc. *	28,401	111,332
Nordson Corp.	24,814	6,211,689
Northrop Grumman Corp.	63,901	30,948,532
Northwest Pipe Co. *	4,286	163,511
NuScale Power Corp. *(a)	30,839	315,175
nVent Electric PLC	75,960	5,516,975
Omega Flex, Inc.	1,422	74,769
Optex Systems Holdings, Inc. *	1,633	12,819
Orion Energy Systems, Inc. *	16,987	18,346
Orion Group Holdings, Inc. *	16,674	136,894
Oshkosh Corp.	30,089	3,269,170
Otis Worldwide Corp.	185,430	17,523,135
Owens Corning	40,149	7,482,971
PACCAR, Inc.	241,291	23,805,770
Palladyne AI Corp. *	16,115	32,230
Park Aerospace Corp.	8,310	111,437
Parker-Hannifin Corp.	59,061	33,142,671
Park-Ohio Holdings Corp.	3,931	122,726
Pentair PLC	76,210	6,696,573
Perma-Pipe International Holdings, Inc. *	3,363	31,915
Plug Power, Inc. *(a)	314,925	777,865
Powell Industries, Inc.	4,127	757,841
Preformed Line Products Co.	1,284	177,025
Primoris Services Corp.	25,678	1,450,037
SECURITY	NUMBER OF SHARES	VALUE ($)
Proto Labs, Inc. *	11,556	402,380
Quanex Building Products Corp.	14,804	494,454
Quanta Services, Inc.	67,345	17,872,016
RBC Bearings, Inc. *	13,311	3,871,371
Redwire Corp. *(a)	10,290	72,853
Regal Rexnord Corp.	30,331	4,873,585
Resideo Technologies, Inc. *	66,274	1,505,745
REV Group, Inc.	17,261	503,676
Rocket Lab USA, Inc. *	115,703	606,284
Rockwell Automation, Inc.	52,366	14,591,786
RTX Corp.	611,923	71,894,833
Rush Enterprises, Inc., Class A	31,690	1,616,507
Sensata Technologies Holding PLC	71,760	2,797,922
Shoals Technologies Group, Inc., Class A *	78,954	513,201
Shyft Group, Inc.	13,268	222,504
Simpson Manufacturing Co., Inc.	19,349	3,716,749
SiteOne Landscape Supply, Inc. *	21,201	3,109,763
SKYX Platforms Corp. *(a)	16,813	18,158
Snap-on, Inc.	24,199	6,945,839
Southland Holdings, Inc. *	4,155	16,205
Spirit AeroSystems Holdings, Inc., Class A *	53,050	1,923,063
SPX Technologies, Inc. *	21,486	3,170,044
Standex International Corp.	5,702	1,065,134
Stanley Black & Decker, Inc.	70,841	7,482,226
Stem, Inc. *(a)	66,115	80,660
Sterling Infrastructure, Inc. *	14,438	1,680,006
SunPower Corp. *(a)	35,778	30,537
Sunrun, Inc. *	100,949	1,769,636
Symbotic, Inc. *	16,004	429,067
Taylor Devices, Inc. *	2,017	103,593
TechPrecision Corp. *	4,478	17,778
Tecnoglass, Inc.	9,961	536,001
Tennant Co.	8,134	875,950
Terex Corp.	30,889	1,954,038
Terran Orbital Corp. *(a)	140,347	101,008
Textron, Inc.	87,328	8,112,771
Thermon Group Holdings, Inc. *	14,491	475,450
Timken Co.	29,679	2,580,589
Titan International, Inc. *	20,997	178,894
Titan Machinery, Inc. *	8,199	146,188
Toro Co.	48,190	4,613,229
TPI Composites, Inc. *	21,000	89,460
Trane Technologies PLC	104,111	34,802,225
Transcat, Inc. *	4,012	462,343
TransDigm Group, Inc.	25,782	33,367,580
Trex Co., Inc. *	49,341	4,126,388
Trinity Industries, Inc.	38,655	1,277,934
Triumph Group, Inc. *	38,079	624,115
Tutor Perini Corp. *	18,907	470,595
Twin Disc, Inc.	5,599	80,738
UFP Industries, Inc.	28,460	3,754,728
Ultralife Corp. *	6,691	80,158
United Rentals, Inc.	30,688	23,233,885
Urban-Gro, Inc. *	4,382	6,135
V2X, Inc. *	4,770	248,660
Valmont Industries, Inc.	9,518	2,839,790
Vertiv Holdings Co., Class A	157,622	12,404,851
Vicor Corp. *	11,782	496,140
Virgin Galactic Holdings, Inc. *(a)	8,090	57,520
VirTra, Inc. *	3,586	31,449
Wabash National Corp.	19,725	423,890
Watsco, Inc.	14,658	7,174,944
Watts Water Technologies, Inc., Class A	12,334	2,559,552
WESCO International, Inc.	19,943	3,489,028
Westinghouse Air Brake Technologies Corp.	81,372	13,113,098

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Westwater Resources, Inc. *	34,475	17,479
Willis Lease Finance Corp.	1,159	99,999
WillScot Holdings Corp. *	88,444	3,626,204
Woodward, Inc.	27,938	4,358,049
WW Grainger, Inc.	20,113	19,646,580
Xometry, Inc., Class A *	18,299	267,714
Xylem, Inc.	112,048	14,958,408
Zurn Elkay Water Solutions Corp.	65,405	2,123,046
		1,603,284,255

Commercial & Professional Services 1.6%
ABM Industries, Inc.	28,429	1,579,515
ACCO Brands Corp.	38,516	196,817
Acme United Corp.	1,454	65,648
ACV Auctions, Inc., Class A *	70,078	1,196,932
Alight, Inc., Class A *	188,560	1,427,399
ARC Document Solutions, Inc.	19,042	58,078
Aris Water Solutions, Inc., Class A	14,973	265,172
Asure Software, Inc. *	7,413	76,354
Automatic Data Processing, Inc.	188,326	49,458,174
Barrett Business Services, Inc.	12,336	449,524
BGSF, Inc.	6,465	55,470
Blacksky Technology, Inc. *	43,595	48,826
Booz Allen Hamilton Holding Corp., Class A	59,867	8,579,540
Brady Corp., Class A	21,370	1,530,306
BrightView Holdings, Inc. *	25,817	371,507
Brink's Co.	19,911	2,190,011
Broadridge Financial Solutions, Inc.	54,269	11,613,566
CACI International, Inc., Class A *	10,112	4,666,486
Casella Waste Systems, Inc., Class A *	26,535	2,747,965
CBIZ, Inc. *	23,252	1,613,689
CECO Environmental Corp. *	12,430	362,956
Cimpress PLC *	8,208	749,144
Cintas Corp.	39,742	30,360,503
Clarivate PLC *	200,493	1,351,323
Clean Harbors, Inc. *	22,979	5,485,777
Concentrix Corp.	21,127	1,489,454
Conduent, Inc. *	68,566	279,749
Copart, Inc. *	402,998	21,088,885
CoreCivic, Inc. *	49,662	692,288
CRA International, Inc.	2,904	507,619
CSG Systems International, Inc.	12,935	605,875
Dayforce, Inc. *	71,589	4,243,796
Deluxe Corp.	19,740	481,261
DLH Holdings Corp. *	3,968	45,910
Driven Brands Holdings, Inc. *	31,309	420,793
Dun & Bradstreet Holdings, Inc.	103,398	1,124,970
Ennis, Inc.	10,401	247,960
Enviri Corp. *	34,248	404,811
Equifax, Inc.	56,749	15,853,968
ExlService Holdings, Inc. *	75,035	2,645,734
Exponent, Inc.	23,887	2,533,933
First Advantage Corp.	24,470	421,373
FiscalNote Holdings, Inc. *	35,000	53,550
Forrester Research, Inc. *	4,414	89,119
Franklin Covey Co. *	5,263	230,046
FTI Consulting, Inc. *	16,306	3,554,219
GEE Group, Inc. *	66,522	22,345
Genpact Ltd.	76,123	2,639,184
GEO Group, Inc. *	61,118	886,211
Healthcare Services Group, Inc. *	33,424	382,036
Heidrick & Struggles International, Inc.	8,008	321,441
HireQuest, Inc.	1,724	23,188
HNI Corp.	22,682	1,246,376
Hudson Global, Inc. *	1,522	27,685
SECURITY	NUMBER OF SHARES	VALUE ($)
Huron Consulting Group, Inc. *	9,331	1,026,503
ICF International, Inc.	7,937	1,167,533
Innodata, Inc. *	11,159	215,927
Insperity, Inc.	16,296	1,673,925
Interface, Inc., Class A	23,118	399,479
Jacobs Solutions, Inc.	57,333	8,390,685
KBR, Inc.	61,122	4,070,114
Kelly Services, Inc., Class A	14,539	342,103
Kforce, Inc.	8,111	563,471
Korn Ferry	24,435	1,801,348
LanzaTech Global, Inc. *(a)	41,157	74,494
Legalzoom.com, Inc. *	58,398	390,099
Leidos Holdings, Inc.	61,807	8,924,931
Liquidity Services, Inc. *	10,485	235,598
ManpowerGroup, Inc.	23,037	1,764,173
Mastech Digital, Inc. *	3,073	25,260
Matthews International Corp., Class A	12,972	375,539
Maximus, Inc.	27,241	2,530,416
MillerKnoll, Inc.	32,897	1,020,465
Mistras Group, Inc. *	7,028	70,280
Montrose Environmental Group, Inc. *	15,161	483,484
MSA Safety, Inc.	16,898	3,187,808
NL Industries, Inc.	5,834	37,279
NV5 Global, Inc. *	6,242	643,800
Odyssey Marine Exploration, Inc., Class B *	9,740	39,106
OPENLANE, Inc. *	52,761	943,367
Parsons Corp. *	19,123	1,747,269
Paychex, Inc.	147,702	18,908,810
Paycom Software, Inc.	22,108	3,687,393
Paycor HCM, Inc. *	29,019	360,126
Paylocity Holding Corp. *	20,057	3,009,954
Performant Financial Corp. *	24,843	92,168
Perma-Fix Environmental Services, Inc. *	5,410	68,653
Pitney Bowes, Inc.	72,387	477,754
Planet Labs PBC *	85,241	216,512
Quad/Graphics, Inc.	10,911	49,863
Quest Resource Holding Corp. *	7,972	67,284
RB Global, Inc.	84,561	6,733,592
RCM Technologies, Inc. *	3,160	61,557
Republic Services, Inc., Class A	94,244	18,313,494
Resources Connection, Inc.	13,566	161,842
Robert Half, Inc.	48,156	3,091,134
Rollins, Inc.	129,057	6,183,121
Science Applications International Corp.	23,997	2,985,227
Spire Global, Inc., Class A *(a)	13,858	193,181
SS&C Technologies Holdings, Inc.	99,737	7,275,814
Steel Connect, Inc. *	3,096	39,907
Steelcase, Inc., Class A	41,203	597,031
Stericycle, Inc. *	41,790	2,446,804
Sterling Check Corp. *	18,145	284,514
TaskUS, Inc., Class A *	9,000	148,590
Team, Inc. *	2,284	22,680
Tetra Tech, Inc.	24,555	5,236,108
TransUnion	88,758	8,011,297
TriNet Group, Inc.	14,580	1,519,965
TrueBlue, Inc. *	14,017	167,503
TTEC Holdings, Inc.	8,462	67,527
UL Solutions, Inc., Class A	18,667	943,244
UniFirst Corp.	6,937	1,349,524
Upwork, Inc. *	54,356	658,795
Veralto Corp.	101,458	10,811,364
Verisk Analytics, Inc., Class A	65,561	17,160,592
Verra Mobility Corp., Class A *	78,130	2,354,057

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vestis Corp.	61,471	797,279
Viad Corp. *	9,565	318,036
Virco Mfg. Corp.	8,190	144,144
VSE Corp.	7,787	692,965
Waste Management, Inc.	167,875	34,021,547
Where Food Comes From, Inc. *	1,066	11,705
Willdan Group, Inc. *	5,928	200,841
		391,152,415

Consumer Discretionary Distribution & Retail 5.4%
1-800-Flowers.com, Inc., Class A *	11,856	122,828
1stdibs.com, Inc. *	9,755	44,678
Aaron's Co., Inc.	12,845	128,450
Abercrombie & Fitch Co., Class A *	23,567	3,475,661
Academy Sports & Outdoors, Inc.	33,236	1,797,071
Advance Auto Parts, Inc.	27,690	1,753,608
Amazon.com, Inc. *	4,212,141	787,586,124
AMCON Distributing Co.	430	59,779
American Eagle Outfitters, Inc.	84,396	1,860,932
America's Car-Mart, Inc. *	2,651	183,582
Arhaus, Inc.	18,293	277,871
Arko Corp.	30,423	199,271
Asbury Automotive Group, Inc. *	9,220	2,482,208
AutoNation, Inc. *	11,624	2,216,929
AutoZone, Inc. *	7,943	24,890,900
BARK, Inc. *	57,147	88,578
Barnes & Noble Education, Inc. *	2,896	30,813
Bath & Body Works, Inc.	103,146	3,790,615
Best Buy Co., Inc.	88,771	7,680,467
Beyond, Inc. *	23,329	263,618
Big 5 Sporting Goods Corp.	12,375	25,369
Boot Barn Holdings, Inc. *	14,135	1,886,740
Buckle, Inc.	12,881	556,330
Build-A-Bear Workshop, Inc.	4,907	133,078
Burlington Stores, Inc. *	29,502	7,679,961
Caleres, Inc.	14,963	576,973
Camping World Holdings, Inc., Class A	17,775	406,692
CarMax, Inc. *	72,165	6,093,613
Carvana Co., Class A *	48,241	6,427,148
Cato Corp., Class A	7,948	40,694
Chewy, Inc., Class A *	62,879	1,520,414
Citi Trends, Inc. *	3,328	65,262
ContextLogic, Inc., Class A *	9,687	52,310
Designer Brands, Inc., Class A	22,662	184,922
Destination XL Group, Inc. *	23,026	85,887
Dick's Sporting Goods, Inc.	26,889	5,817,435
Dillard's, Inc., Class A	1,671	666,044
eBay, Inc.	233,166	12,966,361
Envela Corp. *	4,047	19,587
Etsy, Inc. *	53,849	3,507,724
EVgo, Inc., Class A *	53,220	204,365
Five Below, Inc. *	25,730	1,871,600
Floor & Decor Holdings, Inc., Class A *	48,495	4,752,510
Foot Locker, Inc.	37,695	1,095,417
GameStop Corp., Class A *	122,867	2,785,395
Gap, Inc.	97,133	2,280,683
Genesco, Inc. *	5,301	163,430
Genuine Parts Co.	63,797	9,385,177
Group 1 Automotive, Inc.	6,053	2,213,703
Groupon, Inc., Class A *	10,000	133,200
Grove Collaborative Holdings *(a)	30,520	42,423
GrowGeneration Corp. *	28,000	64,680
Guess?, Inc.	12,378	297,691
Haverty Furniture Cos., Inc.	5,993	175,415
Home Depot, Inc.	455,824	167,816,164
J Jill, Inc.	1,560	59,982
SECURITY	NUMBER OF SHARES	VALUE ($)
Kohl's Corp.	51,320	1,111,591
Lands' End, Inc. *	4,426	78,296
Lazydays Holdings, Inc. *	5,770	17,252
Leslie's, Inc. *	81,713	241,053
Lithia Motors, Inc., Class A	12,499	3,453,849
LKQ Corp.	123,431	5,122,386
Lowe's Cos., Inc.	263,179	64,613,076
Macy's, Inc.	128,601	2,222,225
MarineMax, Inc. *	9,973	347,759
Monro, Inc.	13,330	410,831
Murphy USA, Inc.	8,739	4,412,496
National Vision Holdings, Inc. *	41,236	596,273
Nordstrom, Inc.	47,287	1,079,562
ODP Corp. *	14,773	624,159
Ollie's Bargain Outlet Holdings, Inc. *	28,375	2,770,535
OneWater Marine, Inc., Class A *	4,282	105,680
O'Reilly Automotive, Inc. *	27,130	30,557,604
Penske Automotive Group, Inc.	9,206	1,602,857
Petco Health & Wellness Co., Inc., Class A *	38,893	134,570
PetMed Express, Inc.	10,000	37,900
Pool Corp.	17,535	6,558,791
Qurate Retail, Inc. *	147,875	105,982
RealReal, Inc. *	43,796	163,797
Revolve Group, Inc. *	18,087	349,983
RH *	7,107	2,061,599
Ross Stores, Inc.	154,031	22,061,860
RumbleON, Inc., Class B *	6,108	25,165
Sally Beauty Holdings, Inc. *	52,790	604,446
Savers Value Village, Inc. *	10,670	108,727
Shoe Carnival, Inc.	7,662	325,405
Signet Jewelers Ltd.	20,487	1,723,571
Sleep Number Corp. *	9,204	108,607
Sonic Automotive, Inc., Class A	6,954	414,041
Sportsman's Warehouse Holdings, Inc. *	14,642	37,337
Stitch Fix, Inc., Class A *	35,867	168,934
Tandy Leather Factory, Inc. *	3,329	14,747
ThredUp, Inc., Class A *	31,702	66,574
Tile Shop Holdings, Inc. *	15,152	109,397
Tilly's, Inc., Class A *	9,759	57,188
TJX Cos., Inc.	521,239	58,910,432
Tractor Supply Co.	49,629	13,068,308
Ulta Beauty, Inc. *	22,175	8,091,436
Upbound Group, Inc.	18,628	702,834
Urban Outfitters, Inc. *	25,860	1,190,853
Valvoline, Inc. *	59,157	2,750,800
Victoria's Secret & Co. *	39,845	707,249
Warby Parker, Inc., Class A *	32,957	542,802
Wayfair, Inc., Class A *	43,310	2,357,363
Weyco Group, Inc.	3,125	108,781
Williams-Sonoma, Inc.	59,410	9,189,539
Winmark Corp.	1,442	570,513
Zumiez, Inc. *	6,961	176,949
		1,333,962,326

Consumer Durables & Apparel 1.0%
Acushnet Holdings Corp.	13,529	981,935
American Outdoor Brands, Inc. *	6,310	58,809
AMMO, Inc. *	41,078	74,762
Aterian, Inc. *	3,271	9,780
Bassett Furniture Industries, Inc.	4,101	53,887
Beazer Homes USA, Inc. *	12,137	408,653
Brunswick Corp.	30,997	2,524,706
Capri Holdings Ltd. *	52,409	1,757,798
Carter's, Inc.	16,335	989,084
Cavco Industries, Inc. *	3,534	1,465,267
Century Communities, Inc.	12,516	1,310,550

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Clarus Corp.	11,806	71,308
Columbia Sportswear Co.	16,686	1,363,246
Cricut, Inc., Class A	21,338	132,509
Crocs, Inc. *	27,679	3,719,227
Crown Crafts, Inc.	5,621	27,936
Culp, Inc. *	2,586	13,085
Deckers Outdoor Corp. *	11,754	10,844,593
DR Horton, Inc.	136,609	24,580,057
Dream Finders Homes, Inc., Class A *	11,475	362,036
Escalade, Inc.	3,803	56,589
Ethan Allen Interiors, Inc.	10,573	326,389
Figs, Inc., Class A *	52,953	344,195
Flexsteel Industries, Inc.	2,656	100,795
Funko, Inc., Class A *	14,201	141,868
Garmin Ltd.	70,569	12,084,941
G-III Apparel Group Ltd. *	17,626	485,949
GoPro, Inc., Class A *	54,737	83,200
Green Brick Partners, Inc. *	11,324	828,351
Hamilton Beach Brands Holding Co., Class A	3,706	72,378
Hanesbrands, Inc. *	171,255	1,017,255
Hasbro, Inc.	60,210	3,881,137
Helen of Troy Ltd. *	11,293	667,529
Hooker Furnishings Corp.	5,571	85,069
Hovnanian Enterprises, Inc., Class A *	2,021	424,188
Installed Building Products, Inc.	10,712	2,895,989
iRobot Corp. *	11,608	136,858
JAKKS Pacific, Inc. *	5,309	111,701
Johnson Outdoors, Inc., Class A	2,681	113,674
KB Home	34,561	2,975,011
Kontoor Brands, Inc.	23,446	1,644,737
Lakeland Industries, Inc.	3,608	85,149
Landsea Homes Corp. *	6,542	79,682
Latham Group, Inc. *	20,641	75,133
La-Z-Boy, Inc.	19,021	839,587
Legacy Housing Corp. *	4,652	132,489
Leggett & Platt, Inc.	63,973	842,524
Lennar Corp., Class A	118,384	20,945,681
Levi Strauss & Co., Class A	49,226	902,313
LGI Homes, Inc. *	9,067	1,043,340
Lifetime Brands, Inc.	5,690	49,162
Live Ventures, Inc. *	537	9,585
Lovesac Co. *	6,938	189,824
Lululemon Athletica, Inc. *	52,754	13,645,350
M/I Homes, Inc. *	12,695	2,117,907
Malibu Boats, Inc., Class A *	8,904	338,708
Marine Products Corp.	5,165	54,697
MasterCraft Boat Holdings, Inc. *	7,841	171,561
Mattel, Inc. *	159,829	3,083,101
Meritage Homes Corp.	16,430	3,333,154
Mohawk Industries, Inc. *	23,919	3,852,633
Movado Group, Inc.	6,936	179,642
Newell Brands, Inc.	185,295	1,591,684
NIKE, Inc., Class B	557,211	41,712,815
NVR, Inc. *	1,437	12,368,949
Oxford Industries, Inc.	6,214	654,521
Peloton Interactive, Inc., Class A *	158,683	564,912
PLBY Group, Inc. *	2,314	1,873
Polaris, Inc.	24,306	2,024,204
PulteGroup, Inc.	96,729	12,768,228
Purple Innovation, Inc., Class A *	27,507	37,960
PVH Corp.	25,886	2,640,113
Ralph Lauren Corp., Class A	18,131	3,183,622
Rocky Brands, Inc.	2,880	98,726
Skechers USA, Inc., Class A *	60,769	3,957,885
Skyline Champion Corp. *	24,310	1,981,508
Smith & Wesson Brands, Inc.	20,549	340,086
SECURITY	NUMBER OF SHARES	VALUE ($)
Smith Douglas Homes Corp. *	4,614	151,754
Solo Brands, Inc., Class A *	14,864	35,525
Sonos, Inc. *	60,399	815,387
Steven Madden Ltd.	32,680	1,481,711
Sturm Ruger & Co., Inc.	7,968	359,437
Superior Group of Cos., Inc.	5,398	107,528
Tapestry, Inc.	104,896	4,205,281
Taylor Morrison Home Corp., Class A *	48,752	3,270,284
Tempur Sealy International, Inc.	80,566	4,217,630
Toll Brothers, Inc.	48,287	6,891,038
TopBuild Corp. *	14,491	6,934,523
Topgolf Callaway Brands Corp. *	68,746	1,134,309
Traeger, Inc. *	23,917	58,357
Tri Pointe Homes, Inc. *	43,323	1,960,366
Tupperware Brands Corp. *(b)	19,817	25,762
Under Armour, Inc., Class A *	168,301	1,173,058
Unifi, Inc. *	5,875	33,076
United Homes Group, Inc. *(a)	3,328	20,667
Universal Electronics, Inc. *	5,590	66,465
Vera Bradley, Inc. *	11,087	76,279
VF Corp.	149,038	2,527,685
Vista Outdoor, Inc. *	27,538	1,118,869
Vizio Holding Corp., Class A *	45,618	500,886
Whirlpool Corp.	25,977	2,648,875
Wolverine World Wide, Inc.	43,121	641,209
Worthington Enterprises, Inc.	14,782	737,770
YETI Holdings, Inc. *	38,879	1,607,647
Yunhong Green CTI Ltd. *	20,213	19,194
		257,945,911

Consumer Services 2.1%
Accel Entertainment, Inc., Class A *	23,774	290,043
ADT, Inc.	122,154	950,358
Adtalem Global Education, Inc. *	17,277	1,354,690
Airbnb, Inc., Class A *	202,660	28,283,230
American Public Education, Inc. *	8,505	169,760
Aramark	120,371	4,125,114
Bally's Corp. *	11,844	204,072
Beachbody Co., Inc. *	1,211	9,095
Biglari Holdings, Inc., Class B *	514	103,186
BJ's Restaurants, Inc. *	10,196	321,990
Bloomin' Brands, Inc.	40,982	854,475
Booking Holdings, Inc.	15,611	57,995,021
Bowlero Corp., Class A (a)	14,987	194,082
Boyd Gaming Corp.	30,860	1,878,448
Bright Horizons Family Solutions, Inc. *	27,045	3,252,161
Brinker International, Inc. *	21,173	1,414,568
Caesars Entertainment, Inc. *	100,107	3,999,275
Canterbury Park Holding Corp.	1,452	30,782
Carnival Corp. *	463,896	7,728,507
Carriage Services, Inc., Class A	5,752	184,409
Cava Group, Inc. *	6,946	584,992
Century Casinos, Inc. *	13,792	42,479
Cheesecake Factory, Inc.	20,167	784,295
Chegg, Inc. *	47,015	160,321
Chipotle Mexican Grill, Inc., Class A *	632,341	34,348,763
Choice Hotels International, Inc. (a)	11,454	1,459,812
Churchill Downs, Inc.	31,370	4,503,477
Chuy's Holdings, Inc. *	8,171	303,062
Coursera, Inc. *	45,455	422,732
Cracker Barrel Old Country Store, Inc. (a)	11,203	513,434
Darden Restaurants, Inc.	54,758	8,010,548
Dave & Buster's Entertainment, Inc. *	14,984	563,548
Denny's Corp. *	24,016	176,758
Dine Brands Global, Inc.	6,725	241,024

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Domino's Pizza, Inc.	16,159	6,927,363
DoorDash, Inc., Class A *	144,434	15,991,733
DraftKings, Inc., Class A *	218,884	8,087,764
Duolingo, Inc. *	16,996	2,922,292
Dutch Bros, Inc., Class A *	39,194	1,499,171
El Pollo Loco Holdings, Inc. *	9,086	109,577
European Wax Center, Inc., Class A *	14,659	137,648
Everi Holdings, Inc. *	38,486	495,315
Expedia Group, Inc. *	59,014	7,534,317
First Watch Restaurant Group, Inc. *	10,809	175,862
Frontdoor, Inc. *	35,506	1,401,067
Full House Resorts, Inc. *	15,255	85,886
GAN Ltd. *	31,476	49,889
Global Business Travel Group I *	25,286	169,922
Golden Entertainment, Inc.	9,398	314,175
Graham Holdings Co., Class B	1,610	1,247,509
Grand Canyon Education, Inc. *	13,768	2,147,120
H&R Block, Inc.	63,338	3,669,804
Hall of Fame Resort & Entertainment Co. *(a)	3,096	8,700
Hilton Grand Vacations, Inc. *	32,843	1,419,146
Hilton Worldwide Holdings, Inc.	115,216	24,733,419
Hyatt Hotels Corp., Class A	20,877	3,075,808
Inspired Entertainment, Inc. *	10,938	100,958
Jack in the Box, Inc.	8,973	533,355
Krispy Kreme, Inc.	37,458	398,179
Kura Sushi USA, Inc., Class A *(a)	2,156	123,948
Las Vegas Sands Corp.	168,723	6,693,241
Laureate Education, Inc.	58,971	914,051
Life Time Group Holdings, Inc. *	31,649	657,350
Light & Wonder, Inc. *	41,267	4,423,822
Lincoln Educational Services Corp. *	10,639	150,116
Lindblad Expeditions Holdings, Inc. *	13,166	113,359
Marriott International, Inc., Class A	110,131	25,032,776
Marriott Vacations Worldwide Corp.	14,742	1,246,878
McDonald's Corp.	331,477	87,973,996
MGM Resorts International *	115,717	4,972,360
Mister Car Wash, Inc. *	47,073	357,755
Monarch Casino & Resort, Inc.	5,776	452,145
Mondee Holdings, Inc., Class A *	17,472	52,241
Nathan's Famous, Inc.	1,235	92,687
Nerdy, Inc. *	26,826	46,409
Norwegian Cruise Line Holdings Ltd. *	193,672	3,569,375
ONE Group Hospitality, Inc. *	12,060	61,144
OneSpaWorld Holdings Ltd. *	40,012	643,793
Papa John's International, Inc.	14,323	633,506
Penn Entertainment, Inc. *	66,091	1,319,837
Perdoceo Education Corp.	32,918	816,037
Planet Fitness, Inc., Class A *	39,849	2,936,871
Playa Hotels & Resorts NV *	52,884	448,192
PlayAGS, Inc. *	23,905	273,712
Portillo's, Inc., Class A *	24,798	256,907
Potbelly Corp. *	11,690	85,337
Rave Restaurant Group, Inc. *	10,012	18,422
RCI Hospitality Holdings, Inc.	3,668	181,493
Red Robin Gourmet Burgers, Inc. *	6,715	37,671
Red Rock Resorts, Inc., Class A	23,238	1,324,566
Royal Caribbean Cruises Ltd. *	109,136	17,103,794
Rush Street Interactive, Inc. *	31,726	317,577
Sabre Corp. *	172,600	592,018
Service Corp. International	67,978	5,432,122
Shake Shack, Inc., Class A *	17,416	1,525,990
Six Flags Entertainment Corp.	43,629	2,078,049
Soho House & Co., Inc. *	16,810	84,218
Starbucks Corp.	520,985	40,610,781
Strategic Education, Inc.	9,508	1,002,143
Stride, Inc. *	17,428	1,324,179
Sweetgreen, Inc., Class A *	44,120	1,212,418
SECURITY	NUMBER OF SHARES	VALUE ($)
Target Hospitality Corp. *	10,745	100,573
Texas Roadhouse, Inc., Class A	30,333	5,296,445
Travel & Leisure Co.	32,601	1,502,580
Udemy, Inc. *	40,027	369,850
United Parks & Resorts, Inc. *	16,942	891,996
Universal Technical Institute, Inc. *	21,431	405,903
Vail Resorts, Inc.	17,201	3,130,754
Wendy's Co.	77,071	1,304,812
Wingstop, Inc.	13,586	5,079,534
WW International, Inc. *	36,376	38,922
Wyndham Hotels & Resorts, Inc.	38,347	2,903,635
Wynn Resorts Ltd.	43,289	3,585,195
Xponential Fitness, Inc., Class A *	9,583	164,540
Yum! Brands, Inc.	129,042	17,140,649
		507,803,164

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	184,879	3,666,151
Andersons, Inc.	13,831	754,204
BJ's Wholesale Club Holdings, Inc. *	60,699	5,339,084
Casey's General Stores, Inc.	17,114	6,637,494
Chefs' Warehouse, Inc. *	17,993	748,329
Costco Wholesale Corp.	203,989	167,678,958
Dollar General Corp.	100,968	12,155,538
Dollar Tree, Inc. *	95,600	9,974,904
Grocery Outlet Holding Corp. *	47,258	924,367
Ingles Markets, Inc., Class A	6,246	506,238
Kroger Co.	307,824	16,776,408
Natural Grocers by Vitamin Cottage, Inc.	4,452	121,451
Performance Food Group Co. *	71,619	4,941,711
PriceSmart, Inc.	11,274	1,029,654
SpartanNash Co.	15,368	324,572
Sprouts Farmers Market, Inc. *	46,441	4,638,992
Sysco Corp.	229,837	17,617,006
Target Corp.	212,889	32,020,635
U.S. Foods Holding Corp. *	103,706	5,640,569
United Natural Foods, Inc. *	25,620	397,110
Village Super Market, Inc., Class A	2,371	75,113
Walgreens Boots Alliance, Inc.	325,583	3,864,670
Walmart, Inc.	1,964,763	134,861,332
Weis Markets, Inc.	7,674	579,003
		431,273,493

Energy 3.8%
Adams Resources & Energy, Inc.	794	21,271
Aemetis, Inc. *(a)	14,199	45,579
American Resources Corp. *(a)	38,760	24,392
Amplify Energy Corp. *	16,372	122,954
Antero Midstream Corp.	159,669	2,292,847
Antero Resources Corp. *	134,083	3,891,089
APA Corp.	166,416	5,190,515
Archrock, Inc.	68,477	1,419,528
Atlas Energy Solutions, Inc., Class A	24,182	513,626
Baker Hughes Co., Class A	460,179	17,818,131
Berry Corp.	27,783	190,591
Bristow Group, Inc. *	13,008	493,654
Cactus, Inc., Class A	31,094	1,962,653
California Resources Corp.	30,067	1,546,646
Centrus Energy Corp., Class A *	5,939	259,475
ChampionX Corp.	89,262	3,058,116
Cheniere Energy, Inc.	105,590	19,284,958
Chesapeake Energy Corp.	51,111	3,901,303
Chevron Corp.	788,335	126,504,117
Chord Energy Corp.	28,856	4,953,421
Civitas Resources, Inc.	41,746	2,912,201
Clean Energy Fuels Corp. *	78,451	223,585

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CNX Resources Corp. *	70,699	1,871,403
Comstock Resources, Inc.	50,535	478,566
Comstock, Inc. *	59,927	9,265
ConocoPhillips	537,927	59,817,482
CONSOL Energy, Inc. *	12,540	1,251,617
Core Laboratories, Inc.	20,776	508,804
Coterra Energy, Inc.	346,083	8,928,941
Crescent Energy Co., Class A	76,757	938,737
CVR Energy, Inc.	11,947	341,684
Delek U.S. Holdings, Inc.	25,894	615,759
Devon Energy Corp.	289,625	13,621,064
Diamond Offshore Drilling, Inc. *	43,981	722,168
Diamondback Energy, Inc.	81,738	16,536,415
DMC Global, Inc. *	8,614	116,289
Dorian LPG Ltd.	17,028	695,764
Dril-Quip, Inc. *	14,876	257,652
DT Midstream, Inc.	45,182	3,404,916
Empire Petroleum Corp. *	4,255	23,275
EOG Resources, Inc.	264,029	33,478,877
Epsilon Energy Ltd.	5,425	29,566
EQT Corp.	271,713	9,376,829
Evolution Petroleum Corp.	15,426	86,694
Excelerate Energy, Inc., Class A	7,154	144,010
Expro Group Holdings NV *	43,074	1,000,178
Exxon Mobil Corp.	2,063,301	244,686,866
Forum Energy Technologies, Inc. *	4,222	77,896
FutureFuel Corp.	9,399	52,540
Geospace Technologies Corp. *	3,725	34,754
Gevo, Inc. *	266,014	154,554
Granite Ridge Resources, Inc.	22,980	157,413
Green Plains, Inc. *	28,596	507,007
Gulf Island Fabrication, Inc. *	6,007	37,484
Gulfport Energy Corp. *	4,553	670,247
Hallador Energy Co. *	10,747	85,546
Halliburton Co.	406,274	14,089,582
Helix Energy Solutions Group, Inc. *	70,570	832,726
Helmerich & Payne, Inc.	44,341	1,792,263
Hess Corp.	127,067	19,494,619
HF Sinclair Corp.	68,686	3,535,268
HighPeak Energy, Inc. (a)	11,338	190,592
Houston American Energy Corp. *	4,107	5,627
Independence Contract Drilling, Inc. *	7,301	10,367
International Seaways, Inc.	17,558	983,248
Kinder Morgan, Inc.	890,158	18,809,039
Kinetik Holdings, Inc., Class A	15,778	654,471
KLX Energy Services Holdings, Inc. *	8,329	57,387
Kodiak Gas Services, Inc.	10,144	292,654
Kosmos Energy Ltd. *	217,678	1,203,759
Liberty Energy, Inc., Class A	69,697	1,683,183
Lightbridge Corp. *	5,562	17,910
Magnolia Oil & Gas Corp., Class A	83,723	2,280,615
Mammoth Energy Services, Inc. *	10,739	43,171
Marathon Oil Corp.	260,976	7,320,377
Marathon Petroleum Corp.	161,771	28,636,702
Matador Resources Co.	53,110	3,265,203
Murphy Oil Corp.	67,275	2,783,840
Nabors Industries Ltd. *	3,829	393,736
NACCO Industries, Inc., Class A	1,966	59,196
Natural Gas Services Group, Inc. *	4,213	85,777
New Fortress Energy, Inc. (a)	28,877	570,032
Newpark Resources, Inc. *	32,811	271,019
NextDecade Corp. *	49,946	405,062
Nine Energy Service, Inc. *(a)	5,821	11,002
Noble Corp. PLC	51,975	2,454,260
Northern Oil & Gas, Inc.	42,384	1,830,565
NOV, Inc.	179,177	3,730,465
Occidental Petroleum Corp.	305,711	18,593,343
Oceaneering International, Inc. *	48,506	1,456,150
SECURITY	NUMBER OF SHARES	VALUE ($)
Oil States International, Inc. *	29,052	166,177
ONEOK, Inc.	268,050	22,336,607
OPAL Fuels, Inc., Class A *	5,715	23,603
Ovintiv, Inc.	114,638	5,323,789
Par Pacific Holdings, Inc. *	26,679	708,327
Patterson-UTI Energy, Inc.	144,426	1,587,242
PBF Energy, Inc., Class A	48,089	1,959,627
Peabody Energy Corp.	49,804	1,106,147
Permian Resources Corp., Class A	233,476	3,581,522
Phillips 66	194,751	28,332,375
PHX Minerals, Inc.	18,580	60,942
PrimeEnergy Resources Corp. *	362	42,759
Profire Energy, Inc. *	27,669	46,207
ProFrac Holding Corp., Class A *	13,542	125,805
ProPetro Holding Corp. *	39,887	382,516
Range Resources Corp.	113,012	3,529,365
Ranger Energy Services, Inc.	5,075	65,823
REX American Resources Corp. *	8,751	444,638
Riley Exploration Permian, Inc.	1,796	52,605
Ring Energy, Inc. *	11,664	22,978
RPC, Inc.	36,343	271,482
Sable Offshore Corp. *(a)	20,602	346,526
SandRidge Energy, Inc.	12,685	172,389
Schlumberger NV	657,464	31,748,937
SEACOR Marine Holdings, Inc. *	10,252	142,093
Select Water Solutions, Inc.	33,094	391,171
Sitio Royalties Corp., Class A	35,149	855,878
SM Energy Co.	52,363	2,419,171
Smart Sand, Inc. *	17,439	36,273
Solaris Oilfield Infrastructure, Inc., Class A	15,678	206,166
Southwestern Energy Co. *	500,626	3,229,038
Talos Energy, Inc. *	74,680	884,211
Targa Resources Corp.	101,711	13,759,464
TechnipFMC PLC	198,635	5,859,733
Tellurian, Inc. *	413,634	381,619
TETRA Technologies, Inc. *	48,733	181,774
Texas Pacific Land Corp.	8,502	7,183,340
Tidewater, Inc. *	22,034	2,180,485
Transocean Ltd. *	320,856	1,857,756
U.S. Silica Holdings, Inc. *	33,313	516,018
Uranium Energy Corp. *	180,582	1,070,851
VAALCO Energy, Inc.	43,433	310,980
Valaris Ltd. *	29,349	2,306,538
Valero Energy Corp.	150,234	24,295,842
Viper Energy, Inc.	43,011	1,835,279
Vital Energy, Inc. *	11,591	505,484
Vitesse Energy, Inc.	10,573	274,475
W&T Offshore, Inc.	41,992	101,201
Weatherford International PLC *	33,365	3,932,399
Williams Cos., Inc.	561,543	24,112,656
World Kinect Corp.	27,459	766,930
		937,229,337

Equity Real Estate Investment Trusts (REITs) 2.5%
Acadia Realty Trust	46,117	997,972
Agree Realty Corp.	45,582	3,143,791
Alexander & Baldwin, Inc.	35,571	701,104
Alexander's, Inc.	964	233,577
Alexandria Real Estate Equities, Inc.	72,230	8,471,857
Alpine Income Property Trust, Inc.	4,623	80,302
American Assets Trust, Inc.	21,772	577,393
American Healthcare REIT, Inc.	35,234	561,630
American Homes 4 Rent, Class A	147,574	5,325,946
American Tower Corp.	214,991	47,384,016
Americold Realty Trust, Inc.	123,643	3,695,689
Apartment Investment & Management Co., Class A *	64,227	569,051

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Apple Hospitality REIT, Inc.	105,963	1,567,193
Armada Hoffler Properties, Inc.	28,123	334,101
Ashford Hospitality Trust, Inc. *(b)	12,463	12,962
AvalonBay Communities, Inc.	65,408	13,403,407
Bluerock Homes Trust, Inc.	1,536	28,662
Braemar Hotels & Resorts, Inc.	24,766	87,919
Brandywine Realty Trust	80,539	405,917
Brixmor Property Group, Inc.	141,200	3,596,364
Broadstone Net Lease, Inc.	87,052	1,515,575
BRT Apartments Corp.	5,530	103,632
BXP, Inc.	66,270	4,725,714
Camden Property Trust	49,422	5,473,487
CareTrust REIT, Inc.	65,909	1,776,907
CBL & Associates Properties, Inc.	10,443	269,116
Centerspace	6,268	437,694
Chatham Lodging Trust	21,672	190,497
City Office REIT, Inc.	16,407	99,262
Clipper Realty, Inc.	5,283	20,815
Community Healthcare Trust, Inc.	10,035	218,362
COPT Defense Properties	51,553	1,493,490
Cousins Properties, Inc.	70,257	1,932,770
Creative Media & Community Trust Corp.	3,238	7,091
Crown Castle, Inc.	200,285	22,047,373
CTO Realty Growth, Inc.	7,821	156,967
CubeSmart	104,218	4,958,692
DiamondRock Hospitality Co.	99,179	816,243
Digital Realty Trust, Inc.	149,257	22,312,429
Diversified Healthcare Trust (b)	100,000	334,000
Douglas Emmett, Inc.	82,507	1,327,538
Easterly Government Properties, Inc., Class A	48,425	674,560
EastGroup Properties, Inc.	21,981	4,110,227
Elme Communities	40,011	658,581
Empire State Realty Trust, Inc., Class A	58,131	626,071
EPR Properties	35,314	1,589,130
Equinix, Inc.	43,567	34,428,386
Equity Commonwealth *	51,863	1,056,449
Equity LifeStyle Properties, Inc.	85,698	5,885,739
Equity Residential	158,097	11,008,294
Essential Properties Realty Trust, Inc.	82,541	2,442,388
Essex Property Trust, Inc.	29,324	8,162,629
Extra Space Storage, Inc.	97,053	15,491,600
Farmland Partners, Inc.	21,207	225,218
Federal Realty Investment Trust	34,253	3,824,347
First Industrial Realty Trust, Inc.	59,960	3,281,011
Four Corners Property Trust, Inc.	42,097	1,142,513
Franklin Street Properties Corp., Class C	36,290	63,145
Gaming & Leisure Properties, Inc.	124,942	6,272,088
Generation Income Properties, Inc.	894	2,405
Getty Realty Corp.	23,634	700,039
Gladstone Commercial Corp.	16,360	246,218
Gladstone Land Corp.	14,746	218,978
Global Medical REIT, Inc.	26,096	249,217
Global Net Lease, Inc.	84,810	737,847
Global Self Storage, Inc.	1,987	9,995
Healthcare Realty Trust, Inc., Class A	173,781	3,074,186
Healthpeak Properties, Inc.	326,712	7,128,856
Highwoods Properties, Inc.	49,859	1,544,133
Host Hotels & Resorts, Inc.	325,098	5,692,466
Hudson Pacific Properties, Inc.	58,349	349,511
Independence Realty Trust, Inc.	103,075	1,922,349
Industrial Logistics Properties Trust	24,875	127,858
Innovative Industrial Properties, Inc.	12,910	1,585,477
InvenTrust Properties Corp.	34,082	960,090
Invitation Homes, Inc.	265,363	9,359,353
Iron Mountain, Inc.	134,626	13,807,243
SECURITY	NUMBER OF SHARES	VALUE ($)
JBG SMITH Properties	40,899	668,699
Kilroy Realty Corp.	48,504	1,793,193
Kimco Realty Corp.	305,865	6,646,446
Kite Realty Group Trust	99,353	2,450,045
Lamar Advertising Co., Class A	40,309	4,831,437
Lineage, Inc. *	281	24,694
LTC Properties, Inc.	20,899	746,303
LXP Industrial Trust	139,647	1,438,364
Macerich Co.	99,583	1,594,324
Medical Properties Trust, Inc. (a)	278,519	1,339,676
Mid-America Apartment Communities, Inc.	53,755	7,513,336
Modiv Industrial, Inc., Class C	3,196	47,556
National Health Investors, Inc.	20,414	1,528,192
National Storage Affiliates Trust	35,246	1,500,422
NET Lease Office Properties	6,279	185,293
NETSTREIT Corp.	34,339	565,563
New Century Financial Corp. *(c)	3,600	0
NexPoint Diversified Real Estate Trust	16,116	102,014
NexPoint Residential Trust, Inc.	9,644	421,346
NNN REIT, Inc.	84,116	3,775,967
Office Properties Income Trust	29,171	72,636
Omega Healthcare Investors, Inc.	113,277	4,123,283
One Liberty Properties, Inc.	6,163	162,642
Orion Office REIT, Inc.	25,500	103,275
Outfront Media, Inc.	65,718	1,065,946
Paramount Group, Inc.	73,678	386,073
Park Hotels & Resorts, Inc.	97,416	1,467,085
Peakstone Realty Trust	15,426	209,485
Pebblebrook Hotel Trust	53,690	735,016
Phillips Edison & Co., Inc.	55,440	1,945,944
Piedmont Office Realty Trust, Inc., Class A	53,125	459,531
Plymouth Industrial REIT, Inc.	16,461	393,747
Postal Realty Trust, Inc., Class A	7,337	109,762
PotlatchDeltic Corp.	36,149	1,603,570
Presidio Property Trust, Inc., Class A	8,865	6,541
Prologis, Inc.	425,992	53,696,292
Public Storage	72,882	21,567,241
Rayonier, Inc.	62,919	1,908,333
Realty Income Corp.	399,540	22,945,582
Regency Centers Corp.	75,743	5,100,534
Retail Opportunity Investments Corp.	60,063	897,942
Rexford Industrial Realty, Inc.	100,762	5,049,184
RLJ Lodging Trust	69,831	659,205
Ryman Hospitality Properties, Inc.	27,387	2,752,667
Sabra Health Care REIT, Inc.	104,314	1,693,016
Safehold, Inc.	21,044	486,958
Saul Centers, Inc.	5,768	228,124
SBA Communications Corp., Class A	49,711	10,913,553
Service Properties Trust	87,224	494,560
Simon Property Group, Inc.	149,546	22,946,338
SITE Centers Corp.	84,716	1,308,862
SL Green Realty Corp.	29,743	1,982,074
STAG Industrial, Inc.	85,177	3,476,073
Summit Hotel Properties, Inc.	47,221	299,381
Sun Communities, Inc.	58,323	7,391,274
Sunstone Hotel Investors, Inc.	90,577	938,378
Tanger, Inc.	52,925	1,529,533
Terreno Realty Corp.	44,762	3,062,168
UDR, Inc.	140,394	5,625,588
UMH Properties, Inc.	34,350	610,056
Uniti Group, Inc.	117,986	453,066
Universal Health Realty Income Trust	5,432	232,218
Urban Edge Properties	55,572	1,128,112
Ventas, Inc.	185,479	10,097,477
Veris Residential, Inc.	34,121	536,041
VICI Properties, Inc., Class A	477,976	14,941,530

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vornado Realty Trust	73,856	2,214,941
Welltower, Inc.	274,610	30,550,362
Weyerhaeuser Co.	334,171	10,613,271
Whitestone REIT	20,066	276,911
WP Carey, Inc.	100,806	5,827,595
Xenia Hotels & Resorts, Inc.	45,844	636,315
		615,143,265

Financial Services 7.7%
Acacia Research Corp. *	29,703	158,911
ACRES Commercial Realty Corp. *	3,144	45,022
AFC Gamma, Inc.	8,444	75,743
Affiliated Managers Group, Inc.	15,236	2,828,106
Affirm Holdings, Inc. *	111,598	3,157,107
AG Mortgage Investment Trust, Inc.	13,958	107,756
AGNC Investment Corp.	339,331	3,396,703
Alerus Financial Corp.	8,490	190,600
Ally Financial, Inc.	124,296	5,594,563
AlTi Global, Inc. *	9,783	47,937
A-Mark Precious Metals, Inc.	8,227	316,246
American Express Co.	261,366	66,136,053
Ameriprise Financial, Inc.	45,774	19,686,024
Angel Oak Mortgage REIT, Inc.	9,942	125,269
Annaly Capital Management, Inc.	226,910	4,517,778
Apollo Commercial Real Estate Finance, Inc.	61,373	668,966
Apollo Global Management, Inc.	201,366	25,233,173
Arbor Realty Trust, Inc. (a)	83,347	1,125,184
Ares Commercial Real Estate Corp.	22,535	174,196
ARES Management Corp., Class A	79,830	12,229,956
ARMOUR Residential REIT, Inc. (a)	21,511	434,522
Artisan Partners Asset Management, Inc., Class A	31,419	1,387,463
AssetMark Financial Holdings, Inc. *	9,288	320,436
Associated Capital Group, Inc., Class A	1,818	61,867
Atlanticus Holdings Corp. *	2,144	76,691
AvidXchange Holdings, Inc. *	89,883	803,554
B Riley Financial, Inc. (a)	6,796	130,483
Bank of New York Mellon Corp.	343,298	22,338,401
Berkshire Hathaway, Inc., Class B *	832,675	365,127,987
Better Home & Finance Holding Co. *	212,871	108,309
BGC Group, Inc., Class A	171,274	1,577,434
BlackRock, Inc.	64,267	56,330,025
Blackstone Mortgage Trust, Inc., Class A	78,268	1,397,084
Blackstone, Inc.	329,058	46,775,595
Block, Inc. *	255,164	15,789,548
Blue Owl Capital, Inc., Class A	205,707	3,922,832
BM Technologies, Inc. *	10,210	27,771
Bread Financial Holdings, Inc.	21,541	1,175,708
Bridge Investment Group Holdings, Inc., Class A	13,376	109,014
Brightsphere Investment Group, Inc.	14,000	366,660
BrightSpire Capital, Inc., Class A	69,114	396,023
Cannae Holdings, Inc.	25,712	517,068
Cantaloupe, Inc. *	26,721	208,157
Capital One Financial Corp.	175,658	26,594,621
Carlyle Group, Inc.	98,545	4,901,628
Cass Information Systems, Inc.	5,702	244,844
Cboe Global Markets, Inc.	48,677	8,932,716
Charles Schwab Corp. (d)	680,157	44,339,435
Cherry Hill Mortgage Investment Corp.	15,001	57,454
Chicago Atlantic Real Estate Finance, Inc.	9,254	147,879
Chimera Investment Corp.	32,830	479,646
SECURITY	NUMBER OF SHARES	VALUE ($)
Claros Mortgage Trust, Inc.	50,991	484,924
CME Group, Inc.	165,776	32,112,469
Cohen & Steers, Inc.	11,667	1,001,262
Coinbase Global, Inc., Class A *	81,858	18,365,661
Consumer Portfolio Services, Inc. *	5,099	48,237
Corebridge Financial, Inc.	105,591	3,120,214
Corpay, Inc. *	32,185	9,392,227
Credit Acceptance Corp. *	2,821	1,621,793
Diamond Hill Investment Group, Inc.	1,364	217,176
Discover Financial Services	115,160	16,581,888
Donnelley Financial Solutions, Inc. *	11,044	745,249
Dynex Capital, Inc.	32,657	397,436
Ellington Credit Co.	6,980	49,000
Ellington Financial, Inc.	43,305	549,540
Enact Holdings, Inc.	14,940	508,408
Encore Capital Group, Inc. *	9,929	501,911
Enova International, Inc. *	13,316	1,151,435
Equitable Holdings, Inc.	139,931	6,102,391
Essent Group Ltd.	49,467	3,108,506
Euronet Worldwide, Inc. *	20,230	2,063,258
Evercore, Inc., Class A	16,650	4,168,993
EVERTEC, Inc.	29,799	1,027,172
EZCORP, Inc., Class A *	25,151	262,073
FactSet Research Systems, Inc.	17,648	7,290,212
Federal Agricultural Mortgage Corp., Class C	4,622	953,149
Federated Hermes, Inc.	38,340	1,316,212
Fidelity National Information Services, Inc.	256,433	19,701,747
FirstCash Holdings, Inc.	16,707	1,864,501
Fiserv, Inc. *	269,117	44,019,468
Flywire Corp. *	51,215	937,747
Forge Global Holdings, Inc. *	45,163	65,486
Franklin BSP Realty Trust, Inc.	34,676	479,916
Franklin Resources, Inc.	135,716	3,103,825
GCM Grosvenor, Inc., Class A	19,770	220,040
Global Payments, Inc.	116,907	11,882,427
Goldman Sachs Group, Inc.	148,317	75,497,802
Granite Point Mortgage Trust, Inc.	23,489	69,997
Great Ajax Corp.	9,397	32,983
Great Elm Group, Inc. *	9,772	17,883
Green Dot Corp., Class A *	20,026	191,449
Guild Holdings Co., Class A	4,604	64,824
HA Sustainable Infrastructure Capital, Inc.	56,393	1,847,999
Hamilton Lane, Inc., Class A	17,688	2,553,617
Heritage Global, Inc. *	16,791	40,802
Houlihan Lokey, Inc., Class A	23,863	3,585,416
I3 Verticals, Inc., Class A *	10,325	253,066
Interactive Brokers Group, Inc., Class A	48,891	5,831,230
Intercontinental Exchange, Inc.	263,820	39,984,559
International Money Express, Inc. *	18,445	409,663
Invesco Ltd.	205,804	3,552,177
Invesco Mortgage Capital, Inc.	18,784	170,559
Jack Henry & Associates, Inc.	33,671	5,773,903
Jackson Financial, Inc., Class A	31,704	2,791,854
Janus Henderson Group PLC	59,917	2,230,710
Jefferies Financial Group, Inc.	78,820	4,608,605
Katapult Holdings, Inc. *	2,511	51,752
KKR & Co., Inc.	305,533	37,718,049
KKR Real Estate Finance Trust, Inc.	24,272	278,643
Ladder Capital Corp., Class A	54,768	657,216
Lazard, Inc., Class A	51,551	2,534,763
LendingClub Corp. *	46,098	576,686
LendingTree, Inc. *	4,315	229,644
loanDepot, Inc., Class A *	36,984	74,708
LPL Financial Holdings, Inc.	34,444	7,630,035
Lument Finance Trust, Inc.	24,035	64,654

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Manhattan Bridge Capital, Inc.	7,727	42,035
MarketAxess Holdings, Inc.	17,632	3,941,281
Marqeta, Inc., Class A *	205,057	1,105,257
Mastercard, Inc., Class A	377,618	175,105,243
Medallion Financial Corp.	6,557	54,358
Merchants Bancorp	12,767	574,515
MFA Financial, Inc.	47,437	530,820
MGIC Investment Corp.	125,438	3,115,880
Moelis & Co., Class A	33,908	2,305,744
Moneylion, Inc. *	2,380	164,030
Moody's Corp.	72,332	33,018,111
Morgan Stanley	575,925	59,441,219
Morningstar, Inc.	12,135	3,854,683
Mr. Cooper Group, Inc. *	29,229	2,627,103
MSCI, Inc., Class A	36,388	19,677,175
Nasdaq, Inc.	190,327	12,881,331
Navient Corp.	37,356	613,012
NCR Atleos Corp. *	32,791	1,054,231
Nelnet, Inc., Class A	8,936	1,007,177
NerdWallet, Inc., Class A *	22,319	326,527
New York Mortgage Trust, Inc.	40,532	262,647
NewtekOne, Inc.	11,192	156,576
Nexpoint Real Estate Finance, Inc.	5,703	82,294
Nicholas Financial, Inc. *	6,032	38,364
NMI Holdings, Inc., Class A *	36,089	1,420,102
Northern Trust Corp.	93,438	8,283,279
OneMain Holdings, Inc.	54,286	2,836,986
Onity Group, Inc. *	3,090	90,321
Open Lending Corp., Class A *	44,911	282,939
Oportun Financial Corp. *	13,044	40,045
Oppenheimer Holdings, Inc., Class A	3,500	179,970
OppFi, Inc.	7,166	27,661
Orchid Island Capital, Inc. (a)	30,417	244,553
P10, Inc., Class A	29,037	289,499
Paymentus Holdings, Inc., Class A *	8,752	185,105
Payoneer Global, Inc. *	113,997	630,403
PayPal Holdings, Inc. *	481,017	31,641,298
Paysign, Inc. *	9,553	50,917
PennyMac Financial Services, Inc.	13,965	1,370,246
PennyMac Mortgage Investment Trust	37,798	520,478
Perella Weinberg Partners, Class A	27,101	512,209
Piper Sandler Cos.	7,045	1,925,258
PJT Partners, Inc., Class A	10,452	1,389,489
PRA Group, Inc. *	16,584	441,964
Priority Technology Holdings, Inc. *	9,469	56,151
PROG Holdings, Inc.	19,924	897,775
Radian Group, Inc.	71,257	2,643,635
Raymond James Financial, Inc.	85,948	9,969,968
Ready Capital Corp.	69,762	647,391
Redwood Trust, Inc.	69,393	504,487
Regional Management Corp.	3,411	111,540
Remitly Global, Inc. *	63,447	838,135
Repay Holdings Corp., Class A *	32,506	312,708
Rithm Capital Corp.	224,150	2,602,381
Robinhood Markets, Inc., Class A *	242,397	4,986,106
Rocket Cos., Inc., Class A *	58,600	948,734
S&P Global, Inc.	147,230	71,366,798
Sachem Capital Corp.	16,351	41,205
Security National Financial Corp., Class A *	7,403	61,075
SEI Investments Co.	45,583	3,092,351
Seven Hills Realty Trust	5,666	75,868
Sezzle, Inc. *(a)	1,400	122,444
Shift4 Payments, Inc., Class A *	28,637	1,969,939
Silvercrest Asset Management Group, Inc., Class A	3,213	56,966
SLM Corp.	103,311	2,344,127
SoFi Technologies, Inc. *	487,910	3,678,841
SECURITY	NUMBER OF SHARES	VALUE ($)
Starwood Property Trust, Inc.	138,375	2,760,581
State Street Corp.	137,859	11,713,879
StepStone Group, Inc., Class A	25,199	1,266,502
Stifel Financial Corp.	47,043	4,171,303
StoneX Group, Inc. *	12,675	1,056,334
Sunrise Realty Trust, Inc. *	2,814	33,768
SWK Holdings Corp. *	1,451	25,552
Synchrony Financial	183,922	9,341,398
T Rowe Price Group, Inc.	102,805	11,741,359
Toast, Inc., Class A *	183,847	4,809,438
TPG RE Finance Trust, Inc.	24,952	218,080
TPG, Inc.	37,299	1,901,876
Tradeweb Markets, Inc., Class A	52,904	5,908,319
Two Harbors Investment Corp.	51,925	699,430
U.S. Global Investors, Inc., Class A	6,234	16,645
Upstart Holdings, Inc. *	33,301	930,097
Usio, Inc. *	17,787	28,281
UWM Holdings Corp.	43,383	364,417
Velocity Financial, Inc. *	8,532	161,511
Victory Capital Holdings, Inc., Class A	16,586	868,941
Virtu Financial, Inc., Class A	42,853	1,170,744
Virtus Investment Partners, Inc.	2,899	655,174
Visa, Inc., Class A	724,031	192,353,316
Voya Financial, Inc.	45,604	3,316,779
Walker & Dunlop, Inc.	15,944	1,704,414
Waterstone Financial, Inc.	8,861	132,206
Western Union Co.	154,375	1,835,519
Westwood Holdings Group, Inc.	2,653	35,213
WEX, Inc. *	19,361	3,551,775
WisdomTree, Inc.	51,234	611,734
World Acceptance Corp. *	1,349	164,740
		1,890,857,634

Food, Beverage & Tobacco 2.4%
Alico, Inc.	2,213	65,173
Altria Group, Inc.	790,200	38,727,702
Archer-Daniels-Midland Co.	227,995	14,137,970
B&G Foods, Inc.	42,071	362,652
Beyond Meat, Inc. *(a)	28,812	180,939
Boston Beer Co., Inc., Class A *	4,323	1,211,348
BRC, Inc., Class A *(a)	18,823	107,479
Brown-Forman Corp., Class B	108,375	4,894,215
Bunge Global SA	64,462	6,783,336
Calavo Growers, Inc.	7,291	173,453
Cal-Maine Foods, Inc.	18,796	1,345,230
Campbell Soup Co.	90,559	4,243,595
Celsius Holdings, Inc. *	69,615	3,260,070
Coca-Cola Co.	1,783,298	119,017,309
Coca-Cola Consolidated, Inc.	2,124	2,433,870
Conagra Brands, Inc.	219,655	6,659,940
Constellation Brands, Inc., Class A	73,838	18,102,124
Darling Ingredients, Inc. *	72,463	2,878,955
Duckhorn Portfolio, Inc. *	19,046	138,274
Farmer Bros Co. *	11,781	32,044
Flowers Foods, Inc.	91,191	2,053,621
Fresh Del Monte Produce, Inc.	13,508	338,375
Freshpet, Inc. *	21,989	2,676,061
General Mills, Inc.	259,013	17,390,133
Hain Celestial Group, Inc. *	41,489	321,125
Hershey Co.	67,604	13,350,438
Hormel Foods Corp.	134,363	4,314,396
Ingredion, Inc.	30,240	3,760,949
J&J Snack Foods Corp.	7,048	1,188,998
J.M. Smucker Co.	48,724	5,746,996
John B Sanfilippo & Son, Inc.	3,955	414,761
Kellanova	120,376	6,999,864
Keurig Dr. Pepper, Inc.	481,573	16,508,322
Kraft Heinz Co.	363,427	12,796,265

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lamb Weston Holdings, Inc.	66,709	4,003,874
Lancaster Colony Corp.	9,421	1,818,818
Lifeway Foods, Inc. *	6,566	80,959
Limoneira Co.	7,226	159,261
Mama's Creations, Inc. *	7,154	54,513
McCormick & Co., Inc. - Non Voting Shares	116,550	8,975,515
MGP Ingredients, Inc.	7,544	615,213
Mission Produce, Inc. *	18,304	205,737
Molson Coors Beverage Co., Class B	83,422	4,408,853
Mondelez International, Inc., Class A	616,680	42,150,078
Monster Beverage Corp. *	325,173	16,730,151
National Beverage Corp.	9,990	487,412
PepsiCo, Inc.	632,332	109,184,766
Philip Morris International, Inc.	715,018	82,341,473
Pilgrim's Pride Corp. *	19,693	811,942
Post Holdings, Inc. *	23,321	2,550,385
Sadot Group, Inc. *	27,734	13,124
Seaboard Corp.	109	354,022
Seneca Foods Corp., Class A *	2,612	157,608
Simply Good Foods Co. *	42,953	1,456,966
Tootsie Roll Industries, Inc.	7,644	235,741
TreeHouse Foods, Inc. *	22,159	892,565
Turning Point Brands, Inc.	9,980	376,446
Tyson Foods, Inc., Class A	130,846	7,968,521
Universal Corp.	10,446	558,025
Utz Brands, Inc.	29,813	442,425
Vector Group Ltd.	56,584	723,144
Vita Coco Co., Inc. *	13,490	348,582
Vital Farms, Inc. *	14,019	511,553
Westrock Coffee Co. *	15,240	150,876
Whole Earth Brands, Inc. *	12,768	62,180
WK Kellogg Co.	28,636	503,994
Zevia PBC, Class A *	20,011	18,130
		601,968,834

Health Care Equipment & Services 4.8%
23andMe Holding Co., Class A *	267,405	106,962
Abbott Laboratories	800,225	84,775,836
Acadia Healthcare Co., Inc. *	41,960	2,721,106
Accolade, Inc. *	35,923	147,284
Accuray, Inc. *	36,635	67,408
AdaptHealth Corp., Class A *	43,913	498,852
Addus HomeCare Corp. *	8,098	982,773
agilon health, Inc. *	138,167	951,971
AirSculpt Technologies, Inc. *(a)	4,242	21,083
Align Technology, Inc. *	32,528	7,542,593
Alignment Healthcare, Inc. *	51,148	447,034
Alphatec Holdings, Inc. *	41,583	419,988
Amedisys, Inc. *	15,348	1,504,871
American Well Corp., Class A *	6,250	50,062
AMN Healthcare Services, Inc. *	17,098	1,156,167
AngioDynamics, Inc. *	16,851	132,112
Apyx Medical Corp. *	12,488	16,984
Artivion, Inc. *	17,724	481,207
Asensus Surgical, Inc. *	88,725	29,590
Astrana Health, Inc. *	19,744	1,035,770
AtriCure, Inc. *	21,692	467,896
Atrion Corp.	563	258,023
Augmedix, Inc. *	11,589	26,307
Avanos Medical, Inc. *	19,723	471,774
Aveanna Healthcare Holdings, Inc. *	23,737	99,933
Axogen, Inc. *	16,795	147,460
Axonics, Inc. *	23,420	1,603,802
Baxter International, Inc.	236,701	8,478,630
Becton Dickinson & Co.	132,621	31,969,618
Biodesix, Inc. *	20,622	33,923
Bioventus, Inc., Class A *	16,149	113,204
SECURITY	NUMBER OF SHARES	VALUE ($)
Boston Scientific Corp. *	676,725	49,996,443
BrightSpring Health Services, Inc. *	25,000	309,750
Brookdale Senior Living, Inc. *	96,082	742,714
Butterfly Network, Inc. *(a)	79,217	87,139
Cardinal Health, Inc.	112,422	11,335,510
Castle Biosciences, Inc. *	11,444	276,144
Cencora, Inc.	76,116	18,106,474
Centene Corp. *	246,016	18,923,551
Certara, Inc. *	51,767	808,083
Cerus Corp. *	76,254	172,334
Chemed Corp.	6,933	3,952,919
Cigna Group	130,574	45,527,237
ClearPoint Neuro, Inc. *	10,369	74,242
Clover Health Investments Corp., Class A *	151,697	289,741
Community Health Systems, Inc. *	51,561	271,211
CONMED Corp.	14,231	982,508
Cooper Cos., Inc. *	91,144	8,506,470
CorVel Corp. *	4,159	1,275,981
Cross Country Healthcare, Inc. *	14,884	271,484
CVRx, Inc. *	5,810	49,675
CVS Health Corp.	577,840	34,861,087
DaVita, Inc. *	23,610	3,225,598
Definitive Healthcare Corp., Class A *	18,692	72,899
Delcath Systems, Inc. *	6,977	60,142
DENTSPLY SIRONA, Inc.	95,706	2,597,461
Dexcom, Inc. *	183,235	12,426,998
DocGo, Inc. *	50,278	182,509
Doximity, Inc., Class A *	54,666	1,530,648
Edwards Lifesciences Corp. *	277,547	17,499,338
ElectroCore, Inc. *	3,035	18,726
Electromed, Inc. *	3,594	56,210
Elevance Health, Inc.	106,967	56,909,653
Embecta Corp.	24,775	388,224
Encompass Health Corp.	45,879	4,263,994
Enhabit, Inc. *	23,015	235,674
Enovis Corp. *	22,222	1,058,656
Ensign Group, Inc.	25,869	3,641,062
Envista Holdings Corp. *	78,934	1,347,403
enVVeno Medical Corp. *	2,462	13,246
Enzo Biochem, Inc. *	13,471	15,357
Evolent Health, Inc., Class A *	52,657	1,227,961
FONAR Corp. *	3,312	61,206
Forian, Inc. *	7,513	17,656
Fulgent Genetics, Inc. *	9,036	216,231
GE HealthCare Technologies, Inc.	196,096	16,595,605
GeneDx Holdings Corp. *	7,651	250,341
Glaukos Corp. *	23,361	2,737,208
Globus Medical, Inc., Class A *	52,218	3,757,607
GoodRx Holdings, Inc., Class A *	32,958	298,270
Guardant Health, Inc. *	54,988	1,931,728
Haemonetics Corp. *	23,730	2,136,886
HCA Healthcare, Inc.	88,948	32,292,571
Health Catalyst, Inc. *	26,200	193,094
HealthEquity, Inc. *	39,669	3,113,223
HealthStream, Inc.	10,329	306,875
HeartBeam, Inc. *	14,543	37,957
Henry Schein, Inc. *	60,660	4,363,880
Hims & Hers Health, Inc. *	69,336	1,472,697
Hologic, Inc. *	107,104	8,740,757
Humana, Inc.	55,482	20,062,846
Hyperfine, Inc. *	14,647	17,137
ICU Medical, Inc. *	9,260	1,175,835
IDEXX Laboratories, Inc. *	37,964	18,075,420
Inari Medical, Inc. *	24,553	1,143,188
InfuSystem Holdings, Inc. *	10,655	73,519
Innovage Holding Corp. *	7,015	44,054
Inogen, Inc. *	16,555	153,134
Inspire Medical Systems, Inc. *	13,428	1,894,019

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Insulet Corp. *	31,968	6,212,981
Integer Holdings Corp. *	15,173	1,801,945
Integra LifeSciences Holdings Corp. *	30,669	760,898
Intuitive Surgical, Inc. *	163,147	72,536,788
iRadimed Corp.	3,278	153,115
iRhythm Technologies, Inc. *	14,107	1,216,729
Joint Corp. *	7,452	107,458
Know Labs, Inc. *	35,048	10,700
KORU Medical Systems, Inc. *	12,813	29,726
Labcorp Holdings, Inc.	39,082	8,419,826
Lantheus Holdings, Inc. *	31,952	3,349,528
LeMaitre Vascular, Inc.	9,238	802,690
LENSAR, Inc. *	11,846	59,112
LifeMD, Inc. *	20,209	144,090
LifeStance Health Group, Inc. *	40,123	221,078
LivaNova PLC *	25,025	1,236,235
Lucid Diagnostics, Inc. *	1,998	1,593
Masimo Corp. *	20,280	2,169,554
McKesson Corp.	59,718	36,847,200
Medtronic PLC	610,392	49,026,685
Merit Medical Systems, Inc. *	27,482	2,343,940
Milestone Scientific, Inc. *	34,400	34,400
ModivCare, Inc. *	5,394	123,091
Molina Healthcare, Inc. *	27,255	9,301,314
Multiplan Corp. *	104,525	47,047
Myomo, Inc. *	21,495	102,316
National HealthCare Corp.	6,222	847,188
National Research Corp.	6,098	155,438
Neogen Corp. *	89,023	1,516,062
NeoGenomics, Inc. *	59,570	1,056,176
NeuroPace, Inc. *	4,356	33,672
Nevro Corp. *	16,500	163,845
Novocure Ltd. *	44,300	1,008,711
OmniAb, Inc., Class A *(c)	2,395	0
OmniAb, Inc., Class B *(c)	2,395	0
Omnicell, Inc. *	21,903	639,787
OPKO Health, Inc. *(a)	185,881	263,951
OptimizeRx Corp. *	6,885	75,115
Option Care Health, Inc. *	82,293	2,443,279
OraSure Technologies, Inc. *	30,500	136,640
Orchestra BioMed Holdings, Inc. *	12,514	92,353
Orthofix Medical, Inc. *	14,213	228,545
OrthoPediatrics Corp. *	7,124	219,277
Outset Medical, Inc. *	27,235	96,684
Owens & Minor, Inc. *	33,542	550,760
PACS Group, Inc. *	10,862	388,860
Paragon 28, Inc. *	18,302	142,573
Patterson Cos., Inc.	41,269	1,042,042
Pediatrix Medical Group, Inc. *	35,753	298,180
Pennant Group, Inc. *	13,217	393,999
Penumbra, Inc. *	17,872	2,986,232
PetIQ, Inc., Class A *	11,858	259,453
Phreesia, Inc. *	23,389	583,556
Premier, Inc., Class A	55,319	1,160,593
Privia Health Group, Inc. *	45,235	938,174
PROCEPT BioRobotics Corp. *	20,561	1,301,923
Pro-Dex, Inc. *	1,916	38,742
Progyny, Inc. *	36,695	1,034,799
Pulmonx Corp. *	17,853	123,364
Pulse Biosciences, Inc. *	6,773	101,324
Quest Diagnostics, Inc.	50,668	7,210,056
QuidelOrtho Corp. *	24,067	945,592
R1 RCM, Inc. *	95,408	1,228,855
RadNet, Inc. *	30,538	1,824,645
ResMed, Inc.	67,529	14,400,559
Rockwell Medical, Inc. *	7,846	14,358
RxSight, Inc. *	11,027	504,706
Sanara Medtech, Inc. *	1,654	52,746
Schrodinger, Inc. *	25,953	578,233
SECURITY	NUMBER OF SHARES	VALUE ($)
Select Medical Holdings Corp.	48,777	1,939,374
Semler Scientific, Inc. *	1,873	62,090
Senseonics Holdings, Inc. *	216,699	91,924
Sensus Healthcare, Inc. *	6,026	38,386
Sharecare, Inc. *	150,000	205,500
SI-BONE, Inc. *	19,218	292,114
Sight Sciences, Inc. *	12,929	100,588
Silk Road Medical, Inc. *	17,297	467,192
Simulations Plus, Inc.	7,164	292,578
Solventum Corp. *	62,673	3,690,186
Sonida Senior Living, Inc. *	1,604	51,793
STAAR Surgical Co. *	24,350	1,004,437
Stereotaxis, Inc. *	22,696	45,392
STERIS PLC	45,468	10,855,940
Streamline Health Solutions, Inc. *	29,028	14,978
Stryker Corp.	156,056	51,100,537
Surgery Partners, Inc. *	32,410	983,968
Surmodics, Inc. *	7,188	297,583
Tactile Systems Technology, Inc. *	10,021	127,968
Talkspace, Inc. *	88,164	177,210
Tandem Diabetes Care, Inc. *	29,715	1,098,861
Tela Bio, Inc. *	6,599	29,366
Teladoc Health, Inc. *	78,002	735,559
Teleflex, Inc.	21,717	4,797,720
Tenet Healthcare Corp. *	45,556	6,819,733
TransMedics Group, Inc. *	15,124	2,151,540
Treace Medical Concepts, Inc. *	27,099	195,926
TruBridge, Inc. *	6,539	73,368
U.S. Physical Therapy, Inc.	7,360	717,600
UFP Technologies, Inc. *	3,230	1,038,736
UnitedHealth Group, Inc.	423,331	243,906,389
Universal Health Services, Inc., Class B	27,648	5,910,036
Utah Medical Products, Inc.	1,365	95,004
Varex Imaging Corp. *	17,095	252,835
Veeva Systems, Inc., Class A *	67,197	12,897,120
Viemed Healthcare, Inc. *	16,000	115,360
Vivani Medical, Inc. *	30,017	36,921
VolitionRX Ltd. *	15,384	10,184
Zimmer Biomet Holdings, Inc.	94,395	10,510,883
Zimvie, Inc. *	10,245	216,579
Zomedica Corp. *	412,334	61,850
Zynex, Inc. *(a)	7,546	67,914
		1,179,235,931

Household & Personal Products 1.2%
Beauty Health Co. *	59,555	110,177
BellRing Brands, Inc. *	61,014	3,128,798
Central Garden & Pet Co. *	4,564	181,830
Central Garden & Pet Co., Class A *	25,542	877,623
Church & Dwight Co., Inc.	112,742	11,049,843
Clorox Co.	57,006	7,520,801
Colgate-Palmolive Co.	377,221	37,416,551
Coty, Inc., Class A *	168,936	1,680,913
Edgewell Personal Care Co.	22,085	864,628
elf Beauty, Inc. *	25,721	4,438,930
Energizer Holdings, Inc.	31,376	966,067
Estee Lauder Cos., Inc., Class A	107,149	10,673,112
Herbalife Ltd. *	46,075	565,801
Honest Co., Inc. *	29,467	109,912
Inter Parfums, Inc.	8,373	1,177,914
Kenvue, Inc.	883,536	16,336,580
Kimberly-Clark Corp.	155,183	20,957,464
Lifevantage Corp.	7,299	59,706
Medifast, Inc.	4,730	103,729
Natural Alternatives International, Inc. *	3,654	21,266
Natural Health Trends Corp.	6,750	49,275

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nature's Sunshine Products, Inc. *	4,762	81,478
Nu Skin Enterprises, Inc., Class A	22,078	247,715
Oil-Dri Corp. of America	1,961	127,661
Olaplex Holdings, Inc. *	49,924	103,842
Procter & Gamble Co.	1,085,543	174,511,893
Reynolds Consumer Products, Inc.	26,473	736,479
Safety Shot, Inc. *(a)	13,500	10,801
Spectrum Brands Holdings, Inc.	13,831	1,170,241
United-Guardian, Inc.	3,342	37,297
USANA Health Sciences, Inc. *	4,815	214,749
WD-40 Co.	6,185	1,618,058
		297,151,134

Insurance 2.3%
Aflac, Inc.	238,311	22,730,103
Allstate Corp.	121,542	20,798,267
Ambac Financial Group, Inc. *	18,370	242,300
American Coastal Insurance Corp., Class C *	16,093	196,496
American Financial Group, Inc.	29,767	3,898,286
American International Group, Inc.	305,104	24,173,390
AMERISAFE, Inc.	8,109	385,015
Aon PLC, Class A	100,007	32,853,300
Arch Capital Group Ltd. *	171,375	16,414,297
Arthur J Gallagher & Co.	100,558	28,507,187
Assurant, Inc.	24,232	4,237,450
Assured Guaranty Ltd.	25,234	2,078,525
Axis Capital Holdings Ltd.	35,322	2,675,642
Baldwin Insurance Group, Inc., Class A *	31,502	1,377,897
Brighthouse Financial, Inc. *	29,722	1,482,236
Brown & Brown, Inc.	109,241	10,861,833
Chubb Ltd.	186,580	51,432,643
Cincinnati Financial Corp.	71,612	9,353,959
Citizens, Inc., Class A *(a)	24,606	63,730
CNA Financial Corp.	11,952	587,560
CNO Financial Group, Inc.	52,809	1,840,922
Crawford & Co., Class A	10,215	100,005
Donegal Group, Inc., Class A	6,507	95,848
eHealth, Inc. *	13,577	72,094
Employers Holdings, Inc.	11,659	559,749
Enstar Group Ltd. *	6,194	2,009,334
Erie Indemnity Co., Class A	11,577	5,107,194
Everest Group Ltd.	20,049	7,876,651
F&G Annuities & Life, Inc.	7,820	337,277
Fidelity National Financial, Inc.	118,637	6,573,676
First American Financial Corp.	47,799	2,895,663
Genworth Financial, Inc., Class A *	204,265	1,382,874
Globe Life, Inc.	39,927	3,702,830
GoHealth, Inc., Class A *	3,311	43,440
Goosehead Insurance, Inc., Class A *	11,407	1,029,938
Greenlight Capital Re Ltd., Class A *	9,834	135,709
Hagerty, Inc., Class A *	15,234	168,488
Hanover Insurance Group, Inc.	16,309	2,242,324
Hartford Financial Services Group, Inc.	136,080	15,093,994
HCI Group, Inc.	3,137	295,694
Heritage Insurance Holdings, Inc. *	10,125	80,899
Hippo Holdings, Inc. *	7,344	130,283
Horace Mann Educators Corp.	17,846	616,936
ICC Holdings, Inc. *	5,650	127,690
Investors Title Co.	697	148,349
James River Group Holdings Ltd.	28,410	245,462
Kemper Corp.	27,177	1,740,959
Kingsway Financial Services, Inc. *	5,983	50,736
Kinsale Capital Group, Inc.	10,085	4,609,551
Lemonade, Inc. *	27,928	503,542
Lincoln National Corp.	78,786	2,623,574
SECURITY	NUMBER OF SHARES	VALUE ($)
Loews Corp.	83,533	6,678,463
Maiden Holdings Ltd. *	32,952	69,529
Markel Group, Inc. *	6,005	9,841,294
Marsh & McLennan Cos., Inc.	226,397	50,389,180
MBIA, Inc. *	22,069	97,104
Mercury General Corp.	13,587	813,454
MetLife, Inc.	274,133	21,067,121
NI Holdings, Inc. *	3,782	62,100
Old Republic International Corp.	119,128	4,124,211
Oscar Health, Inc., Class A *	71,396	1,262,281
Palomar Holdings, Inc. *	12,017	1,105,684
Primerica, Inc.	16,071	4,046,196
Principal Financial Group, Inc.	100,429	8,185,968
ProAssurance Corp. *	24,020	314,662
Progressive Corp.	269,410	57,686,069
Prudential Financial, Inc.	165,029	20,681,434
Reinsurance Group of America, Inc.	30,257	6,820,836
RenaissanceRe Holdings Ltd.	24,268	5,627,992
RLI Corp.	18,179	2,737,576
Root, Inc., Class A *	5,666	341,263
Ryan Specialty Holdings, Inc., Class A	46,260	2,849,153
Safety Insurance Group, Inc.	6,404	547,862
Selective Insurance Group, Inc.	27,852	2,515,593
Selectquote, Inc. *	53,616	219,289
SiriusPoint Ltd. *	44,279	636,289
Skyward Specialty Insurance Group, Inc. *	15,421	610,209
Stewart Information Services Corp.	12,159	859,641
Tiptree, Inc.	9,652	190,627
Travelers Cos., Inc.	105,263	22,783,124
Trupanion, Inc. *	19,237	712,923
United Fire Group, Inc.	9,091	203,729
Universal Insurance Holdings, Inc.	11,138	220,644
Unum Group	80,710	4,643,246
W.R. Berkley Corp.	139,074	7,667,150
White Mountains Insurance Group Ltd.	1,179	2,105,694
Willis Towers Watson PLC	46,857	13,226,794
		558,736,185

Materials 2.6%
AdvanSix, Inc.	11,778	329,431
Air Products & Chemicals, Inc.	102,250	26,978,662
Albemarle Corp.	53,735	5,033,357
Alcoa Corp.	85,944	2,839,590
Alpha Metallurgical Resources, Inc.	5,295	1,564,196
Alto Ingredients, Inc. *	33,727	53,626
Amcor PLC	659,503	6,944,567
American Battery Technology Co. *	32,527	34,804
American Vanguard Corp.	11,255	108,273
Ampco-Pittsburgh Corp. *	7,848	12,400
AptarGroup, Inc.	30,413	4,470,103
Arcadium Lithium PLC *	457,292	1,454,189
Arch Resources, Inc.	8,577	1,256,959
Arq, Inc. *	12,500	81,750
Ascent Industries Co. *	4,646	46,832
Ashland, Inc.	23,656	2,286,352
Aspen Aerogels, Inc. *	28,080	573,113
ATI, Inc. *	59,121	4,003,083
Avery Dennison Corp.	36,909	8,002,978
Avient Corp.	42,722	1,932,743
Axalta Coating Systems Ltd. *	101,891	3,632,414
Balchem Corp.	14,605	2,591,803
Ball Corp.	143,890	9,184,499
Berry Global Group, Inc.	53,362	3,506,951
Cabot Corp.	25,607	2,568,126
Carpenter Technology Corp.	22,990	3,353,551

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Celanese Corp., Class A	46,972	6,630,098
Century Aluminum Co. *	22,913	346,215
CF Industries Holdings, Inc.	83,393	6,370,391
Chemours Co.	67,300	1,626,641
Clearwater Paper Corp. *	7,639	423,735
Cleveland-Cliffs, Inc. *	217,676	3,341,327
Coeur Mining, Inc. *	179,585	1,165,507
Commercial Metals Co.	53,599	3,221,300
Compass Minerals International, Inc.	14,554	193,568
Contango ORE, Inc. *	1,750	39,987
Core Molding Technologies, Inc. *	2,885	53,228
Corteva, Inc.	322,372	18,085,069
CRH PLC	315,202	27,012,811
Crown Holdings, Inc.	55,207	4,896,861
Dakota Gold Corp. *	24,511	58,336
Danimer Scientific, Inc. *	37,658	14,694
Dow, Inc.	322,521	17,567,719
DuPont de Nemours, Inc.	192,829	16,139,787
Eagle Materials, Inc.	15,897	4,328,753
Eastman Chemical Co.	54,569	5,638,615
Ecolab, Inc.	116,753	26,933,750
Ecovyst, Inc. *	46,051	439,327
Element Solutions, Inc.	99,960	2,693,922
Flotek Industries, Inc. *	5,581	24,780
FMC Corp.	57,783	3,372,216
Freeport-McMoRan, Inc.	659,386	29,942,718
Friedman Industries, Inc.	2,834	47,895
Gatos Silver, Inc. *	27,350	347,618
Ginkgo Bioworks Holdings, Inc. *	652,449	247,931
Graphic Packaging Holding Co.	140,335	4,224,083
Greif, Inc., Class A	13,364	891,111
Hawkins, Inc.	9,241	960,140
Haynes International, Inc.	5,389	320,915
HB Fuller Co.	24,358	2,099,660
Hecla Mining Co.	269,311	1,556,618
Huntsman Corp.	73,671	1,762,947
Hycroft Mining Holding Corp. *(a)	6,015	15,218
Idaho Strategic Resources, Inc. *	4,628	50,862
Ingevity Corp. *	14,768	677,704
Innospec, Inc.	11,817	1,549,681
International Flavors & Fragrances, Inc.	117,413	11,680,245
International Paper Co.	160,440	7,457,251
Intrepid Potash, Inc. *	3,965	103,447
Ivanhoe Electric, Inc. *	44,102	437,492
Kaiser Aluminum Corp.	6,881	541,466
Knife River Corp. *	26,236	2,086,287
Koppers Holdings, Inc.	10,777	438,732
Kronos Worldwide, Inc.	9,190	109,912
Linde PLC	221,105	100,271,117
Loop Industries, Inc. *	9,523	18,665
Louisiana-Pacific Corp.	29,673	2,912,702
LSB Industries, Inc. *	21,659	197,313
LyondellBasell Industries NV, Class A	118,107	11,746,922
Martin Marietta Materials, Inc.	28,302	16,792,992
Materion Corp.	9,668	1,164,317
Mativ Holdings, Inc.	23,942	457,053
McEwen Mining, Inc. *	18,704	176,566
Mercer International, Inc.	18,274	139,248
Metallus, Inc. *	16,743	375,378
Minerals Technologies, Inc.	15,242	1,194,668
Mosaic Co.	148,210	4,412,212
MP Materials Corp. *	70,450	952,484
Myers Industries, Inc.	15,888	236,731
NewMarket Corp.	3,202	1,795,906
Newmont Corp.	529,321	25,973,781
Northern Technologies International Corp.	2,657	34,993
Novusterra, Inc. *(c)	3,229	0
SECURITY	NUMBER OF SHARES	VALUE ($)
Nucor Corp.	110,278	17,968,697
O-I Glass, Inc. *	72,227	964,953
Olin Corp.	54,947	2,506,133
Olympic Steel, Inc.	4,090	207,281
Orion SA	27,306	672,274
Packaging Corp. of America	41,070	8,208,661
Pactiv Evergreen, Inc.	23,506	308,869
Perimeter Solutions SA *	64,240	622,486
Piedmont Lithium, Inc. *	6,862	68,757
PPG Industries, Inc.	108,275	13,748,759
PureCycle Technologies, Inc. *(a)	74,372	573,408
Quaker Chemical Corp.	6,333	1,149,883
Radius Recycling, Inc., Class A	11,633	210,790
Ramaco Resources, Inc., Class A	18,035	245,276
Ranpak Holdings Corp., Class A *	15,372	110,986
Rayonier Advanced Materials, Inc. *	26,864	178,646
Reliance, Inc.	26,363	8,029,115
Royal Gold, Inc.	30,279	4,182,135
RPM International, Inc.	59,246	7,196,019
Ryerson Holding Corp.	12,949	308,057
Scotts Miracle-Gro Co.	19,443	1,528,220
Sealed Air Corp.	65,892	2,507,191
Sensient Technologies Corp.	19,516	1,523,224
Sherwin-Williams Co.	107,133	37,582,256
Silgan Holdings, Inc.	37,619	1,934,745
Smith-Midland Corp. *	1,800	62,496
Smurfit WestRock PLC	238,237	10,682,547
Solitario Resources Corp. *	44,899	37,024
Sonoco Products Co.	44,388	2,393,401
Steel Dynamics, Inc.	68,383	9,109,983
Stepan Co.	9,304	787,397
Summit Materials, Inc., Class A *	56,571	2,363,536
SunCoke Energy, Inc.	34,174	399,836
Sylvamo Corp.	15,710	1,157,984
Tredegar Corp. *	10,770	61,497
TriMas Corp.	17,344	426,316
Trinseo PLC	19,239	55,601
Tronox Holdings PLC	49,611	801,714
U.S. Antimony Corp. *	59,275	22,115
U.S. Gold Corp. *	7,270	42,457
U.S. Lime & Minerals, Inc.	4,810	409,090
U.S. Steel Corp.	103,099	4,236,338
Universal Stainless & Alloy Products, Inc. *	5,210	195,479
Valhi, Inc.	1,628	34,351
Vulcan Materials Co.	60,912	16,720,953
Warrior Met Coal, Inc.	24,646	1,703,285
Westlake Corp.	14,583	2,156,242
Worthington Steel, Inc.	12,939	515,878
		646,778,311

Media & Entertainment 7.3%
Advantage Solutions, Inc. *	42,984	172,366
Alphabet, Inc., Class A	2,701,744	463,457,166
Alphabet, Inc., Class C	2,247,677	389,185,273
Altice USA, Inc., Class A *	102,606	214,447
AMC Entertainment Holdings, Inc., Class A *(a)	173,192	919,650
AMC Networks, Inc., Class A *	17,154	190,924
Angi, Inc. *	46,987	109,010
Atlanta Braves Holdings, Inc., Class C *	24,692	1,072,374
Boston Omaha Corp., Class A *	8,359	122,877
Bumble, Inc., Class A *	43,395	405,309
Cable One, Inc.	2,015	832,961
Cardlytics, Inc. *	25,904	214,744
Cargurus, Inc. *	38,901	965,523
Cars.com, Inc. *	26,286	542,017

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Charter Communications, Inc., Class A *	45,183	17,156,889
Cinemark Holdings, Inc. *	47,010	1,108,496
Clear Channel Outdoor Holdings, Inc. *	153,084	254,119
Comcast Corp., Class A	1,800,327	74,299,495
comScore, Inc. *	2,302	32,205
CuriosityStream, Inc.	23,041	25,345
DHI Group, Inc. *	17,605	37,323
EchoStar Corp., Class A *	53,476	1,073,798
Electronic Arts, Inc.	111,182	16,781,811
Emerald Holding, Inc. *	6,732	38,170
Endeavor Group Holdings, Inc., Class A	86,645	2,375,806
Entravision Communications Corp., Class A	34,841	76,302
Eventbrite, Inc., Class A *	35,982	175,952
EverQuote, Inc., Class A *	8,283	216,103
EW Scripps Co., Class A *	25,886	97,331
Fluent, Inc. *	5,036	16,518
Fox Corp., Class A	162,542	6,183,098
fuboTV, Inc. *	129,071	188,444
Gaia, Inc., Class A *	10,263	50,597
Gannett Co., Inc. *	69,602	341,746
Getty Images Holdings, Inc. *(a)	18,585	70,809
Golden Matrix Group, Inc. *	8,251	18,400
Gray Television, Inc.	36,454	234,399
Grindr, Inc. *	10,471	121,778
Harte Hanks, Inc. *	3,347	28,249
IAC, Inc. *	32,541	1,718,490
Ibotta, Inc., Class A *	3,269	219,808
iHeartMedia, Inc., Class A *	47,000	83,660
Innovid Corp. *	35,745	75,779
Integral Ad Science Holding Corp. *	33,997	346,089
Interpublic Group of Cos., Inc.	174,119	5,601,408
IZEA Worldwide, Inc. *	8,623	19,833
John Wiley & Sons, Inc., Class A	18,846	899,896
Lee Enterprises, Inc. *	1,545	15,744
Liberty Broadband Corp., Class C *	61,078	4,116,046
Liberty Media Corp.-Liberty Formula One, Class C *	104,759	8,471,860
Liberty Media Corp.-Liberty Live, Class C *	31,561	1,231,510
Liberty Media Corp.-Liberty SiriusXM, Class C *	101,527	2,285,373
Lions Gate Entertainment Corp., Class A *	87,853	805,612
Live Nation Entertainment, Inc. *	65,716	6,321,222
LiveOne, Inc. *	39,793	67,648
Madison Square Garden Entertainment Corp., Class A *	18,450	728,590
Madison Square Garden Sports Corp. *	7,599	1,522,916
Magnite, Inc. *	61,457	893,585
Marchex, Inc., Class B *	24,313	42,305
Marcus Corp.	10,398	130,911
Match Group, Inc. *	124,126	4,734,166
MediaAlpha, Inc., Class A *	11,398	167,209
Meta Platforms, Inc., Class A	1,007,955	478,607,273
National CineMedia, Inc. *	44,303	267,590
Netflix, Inc. *	198,193	124,534,572
New York Times Co., Class A	74,891	4,013,409
News Corp., Class A	227,952	6,286,916
Nexstar Media Group, Inc., Class A	14,534	2,685,738
Nextdoor Holdings, Inc. *	62,506	177,517
Omnicom Group, Inc.	89,489	8,773,502
Outbrain, Inc. *	10,250	48,995
Paramount Global, Class B (a)	234,406	2,676,916
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinterest, Inc., Class A *	274,942	8,784,397
Playstudios, Inc. *	40,501	87,887
Playtika Holding Corp.	30,485	232,601
PodcastOne, Inc. *	1,895	2,899
PSQ Holdings, Inc. *(a)	8,011	20,989
PubMatic, Inc., Class A *	19,401	426,046
QuinStreet, Inc. *	21,564	403,247
Reading International, Inc., Class B *	1,251	17,214
Reddit, Inc., Class A *(a)	14,379	874,962
Reservoir Media, Inc. *	14,527	115,635
ROBLOX Corp., Class A *	234,156	9,722,157
Roku, Inc. *	58,516	3,406,216
Rumble, Inc. *(a)	34,234	216,359
Saga Communications, Inc., Class A	1,989	30,829
Scholastic Corp.	12,861	402,935
Shutterstock, Inc.	10,396	459,711
Sinclair, Inc.	15,351	236,098
Sirius XM Holdings, Inc. (a)	296,892	1,024,277
Skillz, Inc., Class A *(a)	6,303	40,654
Snap, Inc., Class A *	476,867	6,351,868
Sphere Entertainment Co. *	12,111	538,697
Stagwell, Inc., Class A *	62,586	418,074
Take-Two Interactive Software, Inc. *	72,869	10,968,971
TechTarget, Inc. *	11,292	361,344
TEGNA, Inc.	73,527	1,171,285
Thryv Holdings, Inc. *	12,739	248,156
TKO Group Holdings, Inc.	28,064	3,068,798
Townsquare Media, Inc., Class A	6,366	76,901
Trade Desk, Inc., Class A *	204,946	18,420,546
Travelzoo *	4,020	40,883
TripAdvisor, Inc. *	50,308	886,930
TrueCar, Inc. *	41,115	150,481
Trump Media & Technology Group Corp. *(a)	22,966	660,043
Urban One, Inc., Class A *	12,237	25,331
Vimeo, Inc. *	71,535	287,571
Vivid Seats, Inc., Class A *	41,337	201,725
Walt Disney Co.	838,508	78,559,814
Warner Bros Discovery, Inc. *	1,014,092	8,771,896
Warner Music Group Corp., Class A	63,189	1,896,302
WideOpenWest, Inc. *	23,881	130,151
Yelp, Inc., Class A *	31,656	1,153,228
Zedge, Inc., Class B *	11,319	40,975
Ziff Davis, Inc. *	20,262	970,145
ZipRecruiter, Inc., Class A *	33,246	304,533
ZoomInfo Technologies, Inc., Class A *	131,117	1,489,489
		1,811,679,162

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
10X Genomics, Inc., Class A *	46,955	970,560
2seventy bio, Inc. *	41,139	194,176
4D Molecular Therapeutics, Inc. *	16,599	294,300
89bio, Inc. *	39,098	358,138
AbbVie, Inc.	812,210	150,518,757
Abeona Therapeutics, Inc. *	8,850	43,365
Absci Corp. *	39,263	172,757
ACADIA Pharmaceuticals, Inc. *	55,262	1,051,083
ACELYRIN, Inc. *	13,426	80,556
Achieve Life Sciences, Inc. *	8,279	41,229
Acrivon Therapeutics, Inc. *	3,170	26,565
Actinium Pharmaceuticals, Inc. *	12,526	86,680
Acumen Pharmaceuticals, Inc. *	9,845	32,489
Adaptive Biotechnologies Corp. *	49,118	223,487
Adicet Bio, Inc. *	30,000	45,300
ADMA Biologics, Inc. *	104,554	1,283,923
Adverum Biotechnologies, Inc. *	10,713	79,490
Aerovate Therapeutics, Inc. *	6,263	11,399

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Agenus, Inc. *(a)	8,000	48,320
Agilent Technologies, Inc.	134,874	19,071,184
Agios Pharmaceuticals, Inc. *	27,110	1,257,904
Akebia Therapeutics, Inc. *	79,804	110,130
Akero Therapeutics, Inc. *	30,217	807,700
Aldeyra Therapeutics, Inc. *	19,049	75,053
Alector, Inc. *	26,074	156,444
Aligos Therapeutics, Inc. *	31,383	16,319
Alkermes PLC *	80,769	2,206,609
Allakos, Inc. *	29,756	26,780
Allogene Therapeutics, Inc. *	71,083	208,984
Allovir, Inc. *	57,055	42,278
Alnylam Pharmaceuticals, Inc. *	58,665	13,930,591
Altimmune, Inc. *	38,866	247,188
ALX Oncology Holdings, Inc. *	10,211	49,013
Amgen, Inc.	246,733	82,031,321
Amicus Therapeutics, Inc. *	121,964	1,257,449
Amneal Pharmaceuticals, Inc. *	62,593	458,807
Amphastar Pharmaceuticals, Inc. *	16,418	714,511
AnaptysBio, Inc. *	7,265	253,113
Anavex Life Sciences Corp. *(a)	36,218	246,101
ANI Pharmaceuticals, Inc. *	7,569	497,435
Anika Therapeutics, Inc. *	5,811	158,350
Anixa Biosciences, Inc. *	12,785	42,446
Annexon, Inc. *	28,332	181,608
Apellis Pharmaceuticals, Inc. *	47,796	1,892,722
Apogee Therapeutics, Inc. *	11,749	572,176
Applied Therapeutics, Inc. *	50,019	297,113
Aquestive Therapeutics, Inc. *	19,078	73,260
Arbutus Biopharma Corp. *	50,681	191,067
ARCA biopharma, Inc. *(a)	14,988	44,964
Arcellx, Inc. *	15,511	958,735
Arcturus Therapeutics Holdings, Inc. *	10,133	237,720
Arcus Biosciences, Inc. *	24,937	409,216
Arcutis Biotherapeutics, Inc. *	45,056	453,714
Ardelyx, Inc. *	111,347	617,976
ArriVent Biopharma, Inc. *	4,500	98,550
Arrowhead Pharmaceuticals, Inc. *	56,099	1,602,187
ARS Pharmaceuticals, Inc. *	23,670	257,293
Arvinas, Inc. *	31,695	871,929
Assembly Biosciences, Inc. *	2,704	39,492
Assertio Holdings, Inc. *	40,135	55,788
Astria Therapeutics, Inc. *	18,061	210,952
Atara Biotherapeutics, Inc. *	1,643	16,151
Atossa Therapeutics, Inc. *	45,962	62,049
aTyr Pharma, Inc. *	26,689	52,844
Aura Biosciences, Inc. *	25,362	258,946
Avantor, Inc. *	317,932	8,504,681
Avid Bioservices, Inc. *	27,120	283,133
Avidity Biosciences, Inc. *	44,285	2,018,510
Avita Medical, Inc. *	10,054	98,529
Axsome Therapeutics, Inc. *	18,749	1,636,975
Azenta, Inc. *	27,177	1,692,855
Beam Therapeutics, Inc. *	31,404	993,623
BioCryst Pharmaceuticals, Inc. *	103,077	750,401
Biogen, Inc. *	67,342	14,357,314
Biohaven Ltd. *	32,798	1,289,945
BioLife Solutions, Inc. *	14,953	359,171
BioMarin Pharmaceutical, Inc. *	87,102	7,345,312
Biomea Fusion, Inc. *	9,488	52,848
Bionano Genomics, Inc. *	27,990	17,947
Bio-Rad Laboratories, Inc., Class A *	9,502	3,215,097
Biote Corp., Class A *	7,115	56,422
Bio-Techne Corp.	72,336	5,901,894
Bioxcel Therapeutics, Inc. *	21,785	24,399
Black Diamond Therapeutics, Inc. *	14,484	88,208
Bluebird Bio, Inc. *	88,349	102,485
Blueprint Medicines Corp. *	29,253	3,168,100
SECURITY	NUMBER OF SHARES	VALUE ($)
Bolt Biotherapeutics, Inc. *	3,417	2,559
Bridgebio Pharma, Inc. *	64,924	1,684,778
Bristol-Myers Squibb Co.	931,850	44,318,786
Bruker Corp.	46,768	3,204,076
C4 Therapeutics, Inc. *(a)	21,536	144,291
Cabaletta Bio, Inc. *	16,585	117,754
Capricor Therapeutics, Inc. *(a)	13,479	54,725
Cardiff Oncology, Inc. *	16,399	38,374
CareDx, Inc. *	22,269	445,157
Cargo Therapeutics, Inc. *	10,982	187,023
Caribou Biosciences, Inc. *	46,922	108,859
Cartesian Therapeutics, Inc. *(a)	1,993	32,486
Cassava Sciences, Inc. *(a)	20,759	461,265
Catalent, Inc. *	83,541	4,957,323
Catalyst Pharmaceuticals, Inc. *	49,175	847,777
Celcuity, Inc. *	12,719	233,139
Celldex Therapeutics, Inc. *	30,271	1,153,628
CEL-SCI Corp. *(a)	16,481	18,624
Century Therapeutics, Inc. *	34,816	77,640
Cerevel Therapeutics Holdings, Inc. *	41,071	1,846,552
CG oncology, Inc. *	9,500	316,825
Champions Oncology, Inc. *	6,854	33,653
Charles River Laboratories International, Inc. *	23,447	5,723,413
ChromaDex Corp. *	24,667	73,754
Cibus, Inc. *(a)	7,726	76,410
Cidara Therapeutics, Inc. *	1,340	17,420
Citius Pharmaceuticals, Inc. *	76,073	68,846
Clearside Biomedical, Inc. *	20,216	23,046
Clene, Inc. *	1,284	5,842
Codexis, Inc. *	45,863	164,190
Cogent Biosciences, Inc. *	35,766	337,273
Cognition Therapeutics, Inc. *	11,965	11,965
Coherus Biosciences, Inc. *	39,420	60,707
Collegium Pharmaceutical, Inc. *	14,303	551,667
Compass Therapeutics, Inc. *	42,767	44,050
Contineum Therapeutics, Inc., Class A *	3,500	70,210
Corbus Pharmaceuticals Holdings, Inc. *	4,813	286,229
Corcept Therapeutics, Inc. *	42,109	1,628,355
CorMedix, Inc. *	22,604	103,526
Corvus Pharmaceuticals, Inc. *	15,668	40,267
Crinetics Pharmaceuticals, Inc. *	32,512	1,727,037
CRISPR Therapeutics AG *	41,261	2,363,843
CryoPort, Inc. *	20,286	187,240
Cue Biopharma, Inc. *	17,072	14,255
Cullinan Therapeutics, Inc. *	20,998	406,311
Curis, Inc. *	2,854	15,640
Cyteir Therapeutics, Inc. *(c)	15,972	49,513
Cytek Biosciences, Inc. *	46,745	313,659
Cytokinetics, Inc. *	55,366	3,267,148
CytomX Therapeutics, Inc. *	24,817	34,247
Danaher Corp.	303,204	84,011,764
Dare Bioscience, Inc. *	2,545	8,729
Day One Biopharmaceuticals, Inc. *	25,478	364,590
Denali Therapeutics, Inc. *	61,614	1,501,533
DiaMedica Therapeutics, Inc. *	13,251	43,463
Dianthus Therapeutics, Inc. *(a)	10,881	324,036
Disc Medicine, Inc. *	8,157	352,056
Dyadic International, Inc. *	16,336	23,034
Dynavax Technologies Corp. *	58,800	657,972
Dyne Therapeutics, Inc. *	33,149	1,422,424
Edgewise Therapeutics, Inc. *	31,611	538,335
Editas Medicine, Inc. *	38,967	210,811
Elanco Animal Health, Inc. *	228,326	2,977,371
Eledon Pharmaceuticals, Inc. *	14,987	44,062
Eli Lilly & Co.	367,196	295,324,727
Elicio Operating Co., Inc. *	2,363	12,240

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Emergent BioSolutions, Inc. *(b)	43,373	551,271
Enanta Pharmaceuticals, Inc. *	8,668	127,940
Enliven Therapeutics, Inc. *	13,153	346,976
Entrada Therapeutics, Inc. *	7,643	125,880
Erasca, Inc. *	77,969	245,602
Esperion Therapeutics, Inc. *	95,770	221,229
Eton Pharmaceuticals, Inc. *	13,239	47,660
Evolus, Inc. *	22,279	276,705
Exact Sciences Corp. *	84,100	3,841,688
Exelixis, Inc. *	139,608	3,273,808
Eyenovia, Inc. *	12,362	15,453
EyePoint Pharmaceuticals, Inc. *	16,619	164,196
Fate Therapeutics, Inc. *	38,651	206,010
FibroGen, Inc. *	58,027	31,340
Foghorn Therapeutics, Inc. *	8,974	62,997
Fortrea Holdings, Inc. *	41,466	1,144,047
Fulcrum Therapeutics, Inc. *	24,485	227,221
G1 Therapeutics, Inc. *	21,516	92,304
Gain Therapeutics, Inc. *	7,043	7,606
Galectin Therapeutics, Inc. *	17,413	43,533
Generation Bio Co. *	24,023	80,237
Geron Corp. *	235,465	1,116,104
Gilead Sciences, Inc.	572,653	43,555,987
Gossamer Bio, Inc. *	156,778	141,618
GRAIL, Inc. *	12,100	186,098
Greenwich Lifesciences, Inc. *(a)	2,671	43,057
Gritstone bio, Inc. *	66,565	40,012
Gyre Therapeutics, Inc. *(a)	6,662	96,399
Halozyme Therapeutics, Inc. *	61,387	3,392,246
Harmony Biosciences Holdings, Inc. *	16,728	566,410
Harrow, Inc. *	18,336	472,702
Harvard Bioscience, Inc. *	14,274	45,677
Heron Therapeutics, Inc. *	69,211	205,557
HilleVax, Inc. *	13,917	25,468
Hookipa Pharma, Inc. *	3,628	21,115
Humacyte, Inc. *	40,237	380,642
Ideaya Biosciences, Inc. *	38,060	1,638,483
IGM Biosciences, Inc. *(a)	4,577	51,079
Ikena Oncology, Inc. *	12,066	20,271
Illumina, Inc. *	73,755	9,042,363
Immunic, Inc. *	25,000	35,750
ImmunityBio, Inc. *(a)	69,586	358,368
Immunome, Inc. *	17,976	277,010
Immunovant, Inc. *	26,185	761,198
IN8bio, Inc. *	13,105	11,007
Incyte Corp. *	72,862	4,741,130
Inmune Bio, Inc. *(a)	5,159	44,316
Innoviva, Inc. *	24,927	469,625
Inovio Pharmaceuticals, Inc. *	11,075	118,060
Inozyme Pharma, Inc. *	20,879	121,098
Insmed, Inc. *	74,167	5,395,649
Instil Bio, Inc. *	2,981	36,487
Intellia Therapeutics, Inc. *	48,444	1,269,717
Intra-Cellular Therapies, Inc. *	46,425	3,654,576
Invivyd, Inc. *	24,069	30,086
Ionis Pharmaceuticals, Inc. *	69,220	3,423,621
Iovance Biotherapeutics, Inc. *	108,846	950,226
IQVIA Holdings, Inc. *	83,538	20,569,562
Ironwood Pharmaceuticals, Inc., Class A *	64,385	439,750
iTeos Therapeutics, Inc. *	10,503	184,748
Janux Therapeutics, Inc. *	10,462	424,757
Jasper Therapeutics, Inc. *	5,689	105,190
Jazz Pharmaceuticals PLC *	29,636	3,267,369
Johnson & Johnson	1,106,951	174,732,215
KalVista Pharmaceuticals, Inc. *	18,163	264,090
Karyopharm Therapeutics, Inc. *	51,000	50,429
Keros Therapeutics, Inc. *	12,434	623,689
Kezar Life Sciences, Inc. *	63,358	41,183
SECURITY	NUMBER OF SHARES	VALUE ($)
Kiniksa Pharmaceuticals International PLC *	19,360	514,976
Kodiak Sciences, Inc. *	15,730	45,774
Korro Bio, Inc. *(a)	3,147	146,524
Krystal Biotech, Inc. *	11,341	2,364,145
Kura Oncology, Inc. *	36,794	765,683
Kymera Therapeutics, Inc. *	19,183	886,255
Kyverna Therapeutics, Inc. *(a)	7,200	62,352
Lantern Pharma, Inc. *	657	2,759
Larimar Therapeutics, Inc. *	24,670	206,981
LENZ Therapeutics, Inc.	11,805	293,118
Lexeo Therapeutics, Inc. *	7,700	96,635
Lexicon Pharmaceuticals, Inc. *(a)	105,005	236,261
Lifecore Biomedical, Inc. *	10,427	66,003
Ligand Pharmaceuticals, Inc. *	7,805	850,667
Lineage Cell Therapeutics, Inc. *	68,183	70,228
Lipocine, Inc. *	2,942	15,328
Liquidia Corp. *	20,793	248,060
Longboard Pharmaceuticals, Inc. *	11,164	371,091
Lyell Immunopharma, Inc. *	61,098	98,368
MacroGenics, Inc. *	31,111	116,977
Madrigal Pharmaceuticals, Inc. *	7,855	2,236,004
MannKind Corp. *	122,373	704,868
Maravai LifeSciences Holdings, Inc., Class A *	48,185	468,840
MaxCyte, Inc. *	43,954	210,979
MediciNova, Inc. *	134,793	180,623
Medpace Holdings, Inc. *	10,761	4,116,298
MEI Pharma, Inc.	4,822	17,890
Merck & Co., Inc.	1,164,963	131,792,264
Merrimack Pharmaceuticals, Inc. *(c)	5,681	170
Mersana Therapeutics, Inc. *	44,571	89,142
Mesa Laboratories, Inc.	2,222	254,463
Mettler-Toledo International, Inc. *	9,810	14,921,304
MiMedx Group, Inc. *	51,298	382,170
Mind Medicine MindMed, Inc. *	34,045	315,257
Mineralys Therapeutics, Inc. *	13,309	164,899
MiNK Therapeutics, Inc. *	1,744	1,636
Mirum Pharmaceuticals, Inc. *	17,908	726,169
Moderna, Inc. *	153,731	18,327,810
Moleculin Biotech, Inc. *	366	1,168
Monte Rosa Therapeutics, Inc. *	13,679	61,829
Morphic Holding, Inc. *	19,746	1,118,808
Myriad Genetics, Inc. *	41,186	1,151,972
Natera, Inc. *	52,824	5,408,649
Nautilus Biotechnology, Inc. *	22,256	60,314
Nektar Therapeutics, Class A *	99,411	133,211
Neumora Therapeutics, Inc. *	10,690	137,473
Neurocrine Biosciences, Inc. *	46,851	6,632,696
Neurogene, Inc. *	5,239	215,532
NextCure, Inc. *	10,000	16,200
Nkarta, Inc. *	20,319	130,651
Novavax, Inc. *	66,428	850,943
NRX Pharmaceuticals, Inc. *	4,374	10,016
Nurix Therapeutics, Inc. *	24,751	541,552
Nuvalent, Inc., Class A *	14,627	1,169,282
Nuvation Bio, Inc. *	71,002	271,938
Nuvectis Pharma, Inc. *(a)	2,330	14,796
Ocean Biomedical, Inc. *	6,470	7,441
Ocugen, Inc. *(a)	170,254	239,207
Ocular Therapeutix, Inc. *	78,134	661,014
Ocuphire Pharma, Inc. *	5,599	11,142
Olema Pharmaceuticals, Inc. *	26,228	423,844
Omega Therapeutics, Inc. *	9,399	17,482
Omeros Corp., Class B *(a)	26,846	144,700
OmniAb, Inc. *	48,133	230,557
Oncternal Therapeutics, Inc. *	1,612	10,478
Optinose, Inc. *	36,174	37,983

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Organogenesis Holdings, Inc., Class A *	29,326	88,565
Organon & Co.	121,943	2,665,674
ORIC Pharmaceuticals, Inc. *	16,653	186,514
Outlook Therapeutics, Inc. *	15,430	119,583
Ovid therapeutics, Inc. *	26,321	27,374
Pacific Biosciences of California, Inc. *(a)	113,781	234,389
Pacira BioSciences, Inc. *	23,777	490,995
Palatin Technologies, Inc. *	5,171	8,842
Passage Bio, Inc. *	7,891	7,023
PDS Biotechnology Corp. *(a)	13,278	47,270
PepGen, Inc. *	8,314	95,029
Perrigo Co. PLC	61,521	1,739,199
Personalis, Inc. *	22,941	79,146
Perspective Therapeutics, Inc. *	23,469	319,178
Pfizer, Inc.	2,606,347	79,597,837
PharmaCyte Biotech, Inc. *	5,947	11,835
Phathom Pharmaceuticals, Inc. *(a)	21,562	254,863
Phibro Animal Health Corp., Class A	8,185	154,533
Pliant Therapeutics, Inc. *	25,045	358,394
Poseida Therapeutics, Inc., Class A *	31,911	112,646
Praxis Precision Medicines, Inc. *	9,598	553,901
Precigen, Inc. *	67,713	102,924
Prelude Therapeutics, Inc. *	7,515	47,871
Prestige Consumer Healthcare, Inc. *	23,185	1,641,730
Prime Medicine, Inc. *(a)	33,688	188,990
ProKidney Corp. *(a)	17,259	40,386
ProPhase Labs, Inc. *	5,896	18,042
Protagonist Therapeutics, Inc. *	28,025	1,049,256
Prothena Corp. PLC *	17,365	404,257
PTC Therapeutics, Inc. *	35,678	1,207,700
Puma Biotechnology, Inc. *	19,453	69,739
Pyxis Oncology, Inc. *	14,524	56,934
Q32 Bio, Inc. *	1,220	46,458
Quanterix Corp. *	14,993	221,297
Quince Therapeutics, Inc. *	11,013	8,259
Rallybio Corp. *	7,128	9,908
Rapid Micro Biosystems, Inc., Class A *	6,797	4,805
Recursion Pharmaceuticals, Inc., Class A *	100,905	827,421
Regeneron Pharmaceuticals, Inc. *	48,806	52,670,947
REGENXBIO, Inc. *	18,906	269,411
Regulus Therapeutics, Inc. *(a)	30,113	54,203
Relay Therapeutics, Inc. *	46,087	378,835
Relmada Therapeutics, Inc. *	12,505	45,768
Reneo Pharmaceuticals, Inc. *	7,425	11,063
Renovaro, Inc. *	84,399	61,611
RenovoRx, Inc. *(a)	49,232	59,078
Repligen Corp. *	23,841	3,989,791
Replimune Group, Inc. *	24,096	240,960
Revance Therapeutics, Inc. *	48,041	181,595
Reviva Pharmaceuticals Holdings, Inc. *(a)	4,892	5,724
REVOLUTION Medicines, Inc. *	59,315	2,707,137
Revvity, Inc.	56,727	7,125,478
Rezolute, Inc. *	13,757	63,213
Rhythm Pharmaceuticals, Inc. *	24,011	1,157,570
Rigel Pharmaceuticals, Inc. *	6,561	69,415
Rocket Pharmaceuticals, Inc. *	31,234	755,863
Roivant Sciences Ltd. *	151,710	1,646,053
Royalty Pharma PLC, Class A	176,548	4,973,357
SAB Biotherapeutics, Inc. *	1,623	4,707
Sage Therapeutics, Inc. *	24,082	263,698
Sana Biotechnology, Inc. *	52,599	320,328
Sangamo Therapeutics, Inc. *	80,106	62,691
Sarepta Therapeutics, Inc. *	43,282	6,156,432
SECURITY	NUMBER OF SHARES	VALUE ($)
Savara, Inc. *	40,048	184,221
Scholar Rock Holding Corp. *	22,419	203,565
Scilex Holding Co. *(c)	30,357	43,312
scPharmaceuticals, Inc. *	7,807	39,269
Seer, Inc., Class A *	17,867	35,377
SELLAS Life Sciences Group, Inc. *(a)	16,238	18,836
Sera Prognostics, Inc., Class A *	12,000	99,480
Seres Therapeutics, Inc. *	83,698	112,155
Shattuck Labs, Inc. *	20,881	83,106
SIGA Technologies, Inc.	17,097	170,628
Skye Bioscience, Inc. *	11,064	57,201
Soleno Therapeutics, Inc. *	10,495	506,174
Solid Biosciences, Inc. *	10,276	91,662
Sotera Health Co. *	55,885	775,125
Spero Therapeutics, Inc. *	28,565	40,277
SpringWorks Therapeutics, Inc. *	28,958	1,039,882
Spruce Biosciences, Inc. *	15,289	7,904
Spyre Therapeutics, Inc. *	15,000	412,500
Standard BioTools, Inc. *	133,584	299,228
Stoke Therapeutics, Inc. *	16,208	242,634
Summit Therapeutics, Inc. *	61,715	666,522
Supernus Pharmaceuticals, Inc. *	24,988	745,142
Sutro Biopharma, Inc. *	23,381	92,823
Syndax Pharmaceuticals, Inc. *	36,496	828,459
Syros Pharmaceuticals, Inc. *	4,670	28,020
Talphera, Inc. *	6,381	6,379
Tango Therapeutics, Inc. *	24,079	237,178
Tarsus Pharmaceuticals, Inc. *	14,660	356,091
Taysha Gene Therapies, Inc. *	51,462	113,731
Tectonic Therapeutic, Inc. *	816	14,623
Tenaya Therapeutics, Inc. *	22,396	78,386
Terns Pharmaceuticals, Inc. *	16,643	128,983
TG Therapeutics, Inc. *	67,278	1,329,413
TherapeuticsMD, Inc. *	7,060	12,284
Theravance Biopharma, Inc. *	21,449	216,849
Thermo Fisher Scientific, Inc.	175,570	107,684,104
Third Harmonic Bio, Inc. *	5,232	63,516
Tourmaline Bio, Inc.	6,869	115,949
Travere Therapeutics, Inc. *	29,285	279,379
Trevi Therapeutics, Inc. *	12,557	39,931
TScan Therapeutics, Inc. *	22,104	157,823
Twist Bioscience Corp. *	29,088	1,623,401
Tyra Biosciences, Inc. *(a)	9,880	218,941
Ultragenyx Pharmaceutical, Inc. *	41,508	1,868,690
uniQure NV *	23,627	180,983
United Therapeutics Corp. *	20,394	6,389,236
UNITY Biotechnology, Inc. *	4,595	7,030
Vanda Pharmaceuticals, Inc. *	24,287	141,836
Vaxart, Inc. *	153,547	103,138
Vaxcyte, Inc. *	46,758	3,688,739
Ventyx Biosciences, Inc. *	30,926	71,748
Vera Therapeutics, Inc., Class A *	19,962	730,410
Veracyte, Inc. *	34,001	816,024
Verastem, Inc. *	11,159	29,013
Vericel Corp. *	22,544	1,138,923
Verrica Pharmaceuticals, Inc. *	7,637	50,328
Vertex Pharmaceuticals, Inc. *	118,710	58,846,921
Verve Therapeutics, Inc. *	28,192	197,344
Viatris, Inc.	550,917	6,644,059
Vigil Neuroscience, Inc. *	5,235	21,830
Viking Therapeutics, Inc. *	50,472	2,876,904
Vir Biotechnology, Inc. *	41,660	423,266
Viridian Therapeutics, Inc. *	32,903	554,416
Vistagen Therapeutics, Inc. *	23,302	79,926
Vor BioPharma, Inc. *	17,792	16,525
Voyager Therapeutics, Inc. *	25,228	231,845
Waters Corp. *	27,486	9,242,992
WaVe Life Sciences Ltd. *	39,975	264,235

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Werewolf Therapeutics, Inc. *	6,982	15,710
West Pharmaceutical Services, Inc.	33,368	10,216,281
X4 Pharmaceuticals, Inc. *	42,386	33,913
XBiotech, Inc. *	10,477	80,882
Xencor, Inc. *	28,352	578,948
Xeris Biopharma Holdings, Inc. *	60,840	150,883
Xilio Therapeutics, Inc. *	11,925	11,329
XOMA Royalty Corp. *	2,843	76,079
Y-mAbs Therapeutics, Inc. *	14,556	178,748
Zentalis Pharmaceuticals, Inc. *	24,484	95,243
Zevra Therapeutics, Inc. *	11,139	72,292
Zoetis, Inc.	209,610	37,738,184
Zura Bio Ltd., Class A *	5,513	21,776
		1,743,027,622

Real Estate Management & Development 0.2%
Altisource Portfolio Solutions SA *	9,415	12,522
AMREP Corp. *	2,361	60,111
Anywhere Real Estate, Inc. *	50,250	237,180
CBRE Group, Inc., Class A *	138,380	15,596,810
Compass, Inc., Class A *	148,596	652,336
CoStar Group, Inc. *	187,151	14,601,521
Cushman & Wakefield PLC *	89,083	1,167,878
DigitalBridge Group, Inc.	72,700	1,027,251
Doma Holdings, Inc. *	1,501	9,021
eXp World Holdings, Inc.	38,506	552,946
Fathom Holdings, Inc. *	2,686	5,748
Forestar Group, Inc. *	9,724	307,570
FRP Holdings, Inc. *	5,956	179,216
Howard Hughes Holdings, Inc. *	14,474	1,073,537
InterGroup Corp. *	1,138	22,862
Jones Lang LaSalle, Inc. *	21,719	5,449,297
Kennedy-Wilson Holdings, Inc.	52,161	542,996
Marcus & Millichap, Inc.	11,056	437,928
Maui Land & Pineapple Co., Inc. *	3,498	83,637
Newmark Group, Inc., Class A	53,804	698,376
Offerpad Solutions, Inc. *	8,794	39,045
Opendoor Technologies, Inc. *	273,558	634,655
Rafael Holdings, Inc., Class B *	1,046	1,559
RE/MAX Holdings, Inc., Class A	6,967	67,232
Redfin Corp. *	61,840	503,378
RMR Group, Inc., Class A	6,145	159,401
Seritage Growth Properties, Class A *	16,651	84,920
St. Joe Co.	15,558	959,617
Star Holdings *	6,000	80,700
Stratus Properties, Inc. *	3,398	93,853
Tejon Ranch Co. *	11,108	211,052
Zillow Group, Inc., Class C *	96,981	4,722,975
		50,277,130

Semiconductors & Semiconductor Equipment 10.2%
ACM Research, Inc., Class A *	22,189	398,293
Advanced Micro Devices, Inc. *	743,423	107,409,755
Aehr Test Systems *	11,116	209,759
Allegro MicroSystems, Inc. *	44,142	1,061,174
Alpha & Omega Semiconductor Ltd. *	9,994	413,752
Ambarella, Inc. *	18,585	978,314
Amkor Technology, Inc.	48,781	1,593,187
Amtech Systems, Inc. *	6,347	36,432
Analog Devices, Inc.	228,161	52,791,892
Applied Materials, Inc.	382,171	81,096,686
Astera Labs, Inc. *(a)	10,169	445,809
Atomera, Inc. *	12,488	43,833
Axcelis Technologies, Inc. *	14,904	1,883,120
AXT, Inc. *	15,887	57,829
Broadcom, Inc.	2,003,613	321,940,537
CEVA, Inc. *	10,247	205,452
SECURITY	NUMBER OF SHARES	VALUE ($)
Cirrus Logic, Inc. *	24,858	3,243,472
Cohu, Inc. *	20,047	641,304
Credo Technology Group Holding Ltd. *	59,786	1,659,061
CVD Equipment Corp. *	3,009	11,735
Diodes, Inc. *	20,897	1,634,145
Enphase Energy, Inc. *	62,834	7,232,822
Entegris, Inc.	69,279	8,195,013
Everspin Technologies, Inc. *	8,698	54,015
First Solar, Inc. *	48,960	10,574,870
FormFactor, Inc. *	35,591	1,906,254
GCT Semiconductor Holding, Inc. *(a)	24,775	116,443
GSI Technology, Inc. *	8,052	22,546
Ichor Holdings Ltd. *	16,163	549,542
Impinj, Inc. *	10,626	1,692,616
indie Semiconductor, Inc., Class A *	56,060	335,239
Intel Corp.	1,958,006	60,189,104
inTEST Corp. *	4,591	49,583
KLA Corp.	61,991	51,022,932
Kulicke & Soffa Industries, Inc.	25,768	1,215,477
Lam Research Corp.	60,142	55,405,216
Lattice Semiconductor Corp. *	63,876	3,385,428
MACOM Technology Solutions Holdings, Inc. *	25,295	2,552,771
Marvell Technology, Inc.	398,288	26,677,330
MaxLinear, Inc. *	36,453	515,445
Microchip Technology, Inc.	247,935	22,011,669
Micron Technology, Inc.	509,333	55,934,950
MKS Instruments, Inc.	28,534	3,592,431
Monolithic Power Systems, Inc.	22,437	19,365,150
Navitas Semiconductor Corp., Class A *	53,865	199,839
NVE Corp.	1,890	168,777
NVIDIA Corp.	11,313,997	1,323,963,929
NXP Semiconductors NV	117,602	30,948,142
ON Semiconductor Corp. *	198,582	15,539,041
Onto Innovation, Inc. *	22,391	4,283,398
PDF Solutions, Inc. *	12,456	437,081
Photronics, Inc. *	31,345	796,476
Pixelworks, Inc. *	21,959	21,434
Power Integrations, Inc.	25,765	1,881,876
Qorvo, Inc. *	44,053	5,277,549
QUALCOMM, Inc.	514,224	93,048,833
QuickLogic Corp. *(a)	7,578	81,842
Rambus, Inc. *	50,344	2,589,695
Rigetti Computing, Inc. *	30,086	30,989
Semtech Corp. *	32,037	1,016,214
Silicon Laboratories, Inc. *	14,608	1,754,859
SiTime Corp. *	7,974	1,131,909
SkyWater Technology, Inc. *	12,405	91,797
Skyworks Solutions, Inc.	73,942	8,401,290
SMART Global Holdings, Inc. *	26,108	610,927
SolarEdge Technologies, Inc. *	25,758	743,376
Synaptics, Inc. *	17,731	1,548,271
Teradyne, Inc.	71,364	9,360,102
Texas Instruments, Inc.	418,776	85,350,737
Trio-Tech International *	2,059	11,362
Ultra Clean Holdings, Inc. *	21,314	922,044
Universal Display Corp.	20,005	4,453,513
Veeco Instruments, Inc. *	24,931	1,032,393
Wolfspeed, Inc. *	56,169	1,058,786
		2,507,108,868

Software & Services 11.3%
8x8, Inc. *	46,219	142,355
A10 Networks, Inc.	35,602	466,030
Accenture PLC, Class A	289,184	95,610,014

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ACI Worldwide, Inc. *	50,004	2,161,673
Adeia, Inc.	47,028	552,579
Adobe, Inc. *	206,057	113,671,344
Agilysys, Inc. *	10,163	1,139,171
Airship AI Holdings, Inc., Class A *(a)	8,888	35,374
Akamai Technologies, Inc. *	69,920	6,871,738
Alarm.com Holdings, Inc. *	22,683	1,600,286
Alkami Technology, Inc. *	20,735	678,657
Altair Engineering, Inc., Class A *	26,529	2,344,102
American Software, Inc., Class A	13,798	150,950
Amplitude, Inc., Class A *	38,091	326,059
ANSYS, Inc. *	40,341	12,652,148
Appfolio, Inc., Class A *	9,836	2,178,477
Appian Corp., Class A *	17,792	657,236
Applied Digital Corp. *(a)	28,011	136,133
AppLovin Corp., Class A *	83,852	6,464,989
Arteris, Inc. *	9,920	81,245
Asana, Inc., Class A *	42,227	614,403
ASGN, Inc. *	21,209	2,007,856
Aspen Technology, Inc. *	13,177	2,476,617
Atlassian Corp., Class A *	73,052	12,898,792
AudioEye, Inc. *	4,308	107,829
Aurora Innovation, Inc. *	362,784	1,451,136
Autodesk, Inc. *	98,560	24,395,571
AvePoint, Inc. *	39,999	435,989
Backblaze, Inc., Class A *	18,678	123,648
Bentley Systems, Inc., Class B	107,365	5,232,970
BigBear.ai Holdings, Inc. *(a)	49,665	74,994
BigCommerce Holdings, Inc. *	30,500	247,050
Bill Holdings, Inc. *	43,753	2,185,900
Blackbaud, Inc. *	19,607	1,556,404
BlackLine, Inc. *	23,896	1,135,538
Blend Labs, Inc., Class A *	73,956	204,858
Box, Inc., Class A *	65,647	1,845,994
Braze, Inc., Class A *	27,590	1,215,615
Brightcove, Inc. *	15,409	36,673
C3.ai, Inc., Class A *	44,350	1,186,362
Cadence Design Systems, Inc. *	124,928	33,438,228
CCC Intelligent Solutions Holdings, Inc. *	148,304	1,521,599
Cipher Mining, Inc. *	49,865	260,794
Cleanspark, Inc. *	105,706	1,691,296
Clear Secure, Inc., Class A	40,011	854,235
Clearwater Analytics Holdings, Inc., Class A *	72,472	1,416,828
Cloudflare, Inc., Class A *	138,187	10,709,492
Cognizant Technology Solutions Corp., Class A	228,165	17,267,527
CommVault Systems, Inc. *	20,147	3,079,469
Confluent, Inc., Class A *	112,902	2,824,808
Consensus Cloud Solutions, Inc. *	8,336	177,557
Core Scientific, Inc. *	77,008	750,828
CoreCard Corp. *	2,218	26,394
Couchbase, Inc. *	15,315	293,895
Crowdstrike Holdings, Inc., Class A *	105,934	24,572,451
CS Disco, Inc. *	11,500	71,070
CSP, Inc.	5,818	89,946
Daily Journal Corp. *	412	191,827
Datadog, Inc., Class A *	141,422	16,467,178
Dave, Inc. *	5,855	212,888
Digimarc Corp. *	5,752	184,006
Digital Turbine, Inc. *	62,036	147,646
DigitalOcean Holdings, Inc. *	24,086	797,969
DocuSign, Inc., Class A *	94,991	5,270,101
Dolby Laboratories, Inc., Class A	27,945	2,200,948
Domo, Inc., Class B *	14,774	123,511
DoubleVerify Holdings, Inc. *	63,042	1,331,447
Dropbox, Inc., Class A *	110,710	2,648,183
D-Wave Quantum, Inc. *	23,310	23,310
SECURITY	NUMBER OF SHARES	VALUE ($)
DXC Technology Co. *	83,184	1,691,963
Dynatrace, Inc. *	109,581	4,812,798
E2open Parent Holdings, Inc. *	73,998	345,571
Edgio, Inc. *	2,928	29,866
eGain Corp. *	7,634	55,347
Elastic NV *	37,873	4,153,532
Enfusion, Inc., Class A *	18,455	174,953
Envestnet, Inc. *	23,500	1,456,530
EPAM Systems, Inc. *	26,435	5,686,962
EverCommerce, Inc. *	12,868	155,188
Fair Isaac Corp. *	11,397	18,235,200
Fastly, Inc., Class A *	57,803	468,204
Five9, Inc. *	33,968	1,513,274
Fortinet, Inc. *	290,544	16,863,174
Freshworks, Inc., Class A *	87,065	1,088,313
Gartner, Inc. *	35,743	17,914,034
Gen Digital, Inc.	251,943	6,547,999
Gitlab, Inc., Class A *	50,514	2,587,832
Glimpse Group, Inc. *	1,370	1,217
GoDaddy, Inc., Class A *	64,973	9,450,323
Grid Dynamics Holdings, Inc. *	23,721	306,001
Guidewire Software, Inc. *	38,593	5,791,652
Hackett Group, Inc.	9,720	265,162
HashiCorp, Inc., Class A *	67,431	2,275,796
HubSpot, Inc. *	23,391	11,626,029
Hut 8 Corp. *(a)	23,165	339,136
iLearningEngines Holdings, Inc. *	30,225	249,961
Informatica, Inc., Class A *	19,115	457,613
Information Services Group, Inc.	16,112	55,909
Instructure Holdings, Inc. *	7,509	175,410
Intapp, Inc. *	18,004	645,083
Intellicheck, Inc. *	12,962	39,534
InterDigital, Inc.	11,325	1,390,257
International Business Machines Corp.	422,511	81,181,264
Intuit, Inc.	128,776	83,363,144
Issuer Direct Corp. *	1,318	12,561
Jamf Holding Corp. *	24,817	454,399
Kaltura, Inc. *	33,164	44,108
Klaviyo, Inc., Class A *	28,659	750,866
Kyndryl Holdings, Inc. *	104,768	2,815,116
LivePerson, Inc. *	34,901	42,056
LiveRamp Holdings, Inc. *	30,335	918,544
Manhattan Associates, Inc. *	28,162	7,192,012
Marathon Digital Holdings, Inc. *	125,747	2,473,443
Matterport, Inc. *	108,500	481,740
MeridianLink, Inc. *	8,842	208,936
Microsoft Corp.	3,418,486	1,430,123,618
MicroStrategy, Inc., Class A *	7,310	11,801,556
Mitek Systems, Inc. *	18,641	248,112
MongoDB, Inc., Class A *	33,652	8,492,419
N-able, Inc. *	29,867	416,346
nCino, Inc. *	26,902	881,310
NCR Voyix Corp. *	66,187	976,258
NextNav, Inc. *	23,511	195,376
Nutanix, Inc., Class A *	112,285	5,671,515
Okta, Inc. *	72,957	6,853,581
Olo, Inc., Class A *	44,208	211,314
ON24, Inc. *	17,135	112,577
OneSpan, Inc. *	14,940	221,112
Ooma, Inc. *	9,711	100,994
Oracle Corp.	733,223	102,247,947
PagerDuty, Inc. *	46,858	980,738
Palantir Technologies, Inc., Class A *	911,826	24,519,001
Palo Alto Networks, Inc. *	148,684	48,282,155
Pegasystems, Inc.	19,925	1,389,171
Perficient, Inc. *	16,274	1,227,222
Porch Group, Inc. *	33,000	67,650

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PowerSchool Holdings, Inc., Class A *	25,358	572,076
Procore Technologies, Inc. *	42,538	3,021,474
Progress Software Corp.	20,511	1,197,842
PROS Holdings, Inc. *	18,413	443,753
PTC, Inc. *	54,917	9,766,988
Q2 Holdings, Inc. *	28,358	1,913,314
Qualys, Inc. *	17,368	2,590,264
Quantum Computing, Inc. *	10,216	6,967
Rackspace Technology, Inc. *	28,860	67,532
Rapid7, Inc. *	27,867	1,096,288
Red Violet, Inc. *	5,306	136,683
Rekor Systems, Inc. *	22,007	40,053
ReposiTrak, Inc.	6,299	120,374
Research Solutions, Inc. *	18,069	50,593
Rimini Street, Inc. *	21,843	48,491
RingCentral, Inc., Class A *	37,195	1,303,685
Riot Platforms, Inc. *	134,469	1,370,239
Roper Technologies, Inc.	49,136	26,766,836
Rubrik, Inc., Class A *	12,672	471,398
Salesforce, Inc.	446,727	115,612,948
Samsara, Inc., Class A *	88,484	3,387,168
SecureWorks Corp., Class A *	5,067	39,016
SEMrush Holdings, Inc., Class A *	17,212	253,705
SentinelOne, Inc., Class A *	132,561	3,035,647
ServiceNow, Inc. *	94,310	76,805,121
Smartsheet, Inc., Class A *	64,475	3,092,221
Snowflake, Inc., Class A *	154,118	20,093,905
SolarWinds Corp.	20,785	247,965
SoundHound AI, Inc., Class A *(a)	142,088	723,228
SoundThinking, Inc. *	3,910	60,449
Sprinklr, Inc., Class A *	57,049	560,792
Sprout Social, Inc., Class A *	22,530	880,247
SPS Commerce, Inc. *	16,727	3,603,330
Squarespace, Inc., Class A *	24,349	1,075,982
SRAX, Inc. *(c)	9,789	27
Synopsys, Inc. *	70,163	39,173,406
Telos Corp. *	25,409	109,259
Tenable Holdings, Inc. *	54,062	2,482,527
Teradata Corp. *	44,613	1,446,353
Terawulf, Inc. *	108,899	453,020
Thoughtworks Holding, Inc. *	49,108	170,896
Tucows, Inc., Class A *	4,136	104,103
Twilio, Inc., Class A *	78,902	4,665,475
Tyler Technologies, Inc. *	19,457	11,053,716
UiPath, Inc., Class A *	185,380	2,256,075
Unisys Corp. *	28,890	137,516
Unity Software, Inc. *	114,726	1,876,917
Upland Software, Inc. *	22,775	52,496
Varonis Systems, Inc., Class B *	52,574	2,898,405
Verint Systems, Inc. *	27,662	999,705
VeriSign, Inc. *	39,497	7,386,334
Vertex, Inc., Class A *	20,655	818,971
Viant Technology, Inc., Class A *	10,390	120,836
Weave Communications, Inc. *	12,631	126,310
WM Technology, Inc. *	40,927	44,201
Workday, Inc., Class A *	97,831	22,219,377
Workiva, Inc., Class A *	21,901	1,615,637
Xperi, Inc. *	20,285	165,728
Yext, Inc. *	46,726	269,142
Zeta Global Holdings Corp., Class A *	72,251	1,547,616
Zoom Video Communications, Inc., Class A *	119,973	7,246,369
Zscaler, Inc. *	41,400	7,425,090
Zuora, Inc., Class A *	61,121	554,367
		2,775,684,622

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.9%
908 Devices, Inc. *	20,374	115,928
ADTRAN Holdings, Inc.	33,081	223,958
Advanced Energy Industries, Inc.	17,189	2,000,284
Aeva Technologies, Inc. *	12,000	43,560
Airgain, Inc. *	7,096	53,078
Amphenol Corp., Class A	552,132	35,480,002
Apple, Inc.	6,629,731	1,472,330,661
Applied Optoelectronics, Inc. *	18,315	174,908
Arista Networks, Inc. *	116,845	40,492,635
Arlo Technologies, Inc. *	48,708	738,413
Arrow Electronics, Inc. *	24,597	3,042,403
AstroNova, Inc. *	4,083	64,593
Aviat Networks, Inc. *	4,936	153,016
Avnet, Inc.	41,153	2,212,385
Badger Meter, Inc.	13,674	2,819,032
Bel Fuse, Inc., Class B	5,365	398,459
Belden, Inc.	19,416	1,799,669
Benchmark Electronics, Inc.	17,566	840,884
Calix, Inc. *	27,533	1,132,432
CDW Corp.	62,039	13,531,326
Ciena Corp. *	66,154	3,488,962
Cisco Systems, Inc.	1,862,422	90,234,346
Clearfield, Inc. *	5,453	236,660
Climb Global Solutions, Inc.	1,603	114,486
Coda Octopus Group, Inc. *	1,343	9,831
Cognex Corp.	78,831	3,911,594
Coherent Corp. *	61,120	4,258,842
CommScope Holding Co., Inc. *	94,667	245,188
CompoSecure, Inc.	5,277	43,008
Corning, Inc.	354,867	14,198,229
Corsair Gaming, Inc. *	26,615	218,509
CPI Card Group, Inc. *	1,805	52,941
Crane NXT Co.	22,746	1,430,268
CTS Corp.	13,417	655,823
Daktronics, Inc. *	15,645	234,362
Dell Technologies, Inc., Class C	123,002	13,982,867
Diebold Nixdorf, Inc. *	17,287	752,849
Digi International, Inc. *	17,947	489,953
Eastman Kodak Co. *	29,007	168,531
ePlus, Inc. *	12,538	1,152,493
Evolv Technologies Holdings, Inc. *	31,854	110,533
Extreme Networks, Inc. *	61,060	873,158
F5, Inc. *	27,138	5,526,382
Fabrinet *	16,684	3,679,823
FARO Technologies, Inc. *	8,279	141,571
Frequency Electronics, Inc. *	4,719	64,178
Genasys, Inc. *	20,918	53,341
Harmonic, Inc. *	48,599	712,461
Hewlett Packard Enterprise Co.	599,446	11,934,970
HP, Inc.	397,412	14,342,599
Identiv, Inc. *	8,288	32,406
Immersion Corp.	13,101	167,300
Infinera Corp. *	103,973	617,600
Inseego Corp. *	4,205	40,074
Insight Enterprises, Inc. *	12,752	2,862,824
Intevac, Inc. *	11,887	45,884
IonQ, Inc. *(a)	74,268	605,284
IPG Photonics Corp. *	13,349	1,073,260
Iteris, Inc. *	21,639	106,248
Itron, Inc. *	20,969	2,169,033
Jabil, Inc.	55,201	6,219,497
Juniper Networks, Inc.	147,851	5,572,504
Key Tronic Corp. *	4,943	19,129
Keysight Technologies, Inc. *	79,838	11,142,990
Kimball Electronics, Inc. *	10,963	259,823
Knowles Corp. *	40,205	734,545
KVH Industries, Inc. *	5,414	24,092

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lantronix, Inc. *	11,128	45,625
LightPath Technologies, Inc., Class A *	24,173	34,809
Lightwave Logic, Inc. *	55,237	191,120
Littelfuse, Inc.	11,551	3,085,388
Lumentum Holdings, Inc. *	32,261	1,670,475
Luna Innovations, Inc. *	15,596	46,788
Methode Electronics, Inc.	15,172	192,078
MicroVision, Inc. *(a)	76,762	82,135
Mirion Technologies, Inc., Class A *	82,287	867,305
Motorola Solutions, Inc.	76,566	30,543,709
M-Tron Industries, Inc. *	2,643	92,558
Napco Security Technologies, Inc.	15,220	849,428
Neonode, Inc. *	4,440	13,276
NetApp, Inc.	94,570	12,008,499
NETGEAR, Inc. *	13,065	207,472
NetScout Systems, Inc. *	32,036	651,933
nLight, Inc. *	20,404	246,276
Novanta, Inc. *	16,893	3,060,674
One Stop Systems, Inc. *	12,911	28,662
OSI Systems, Inc. *	7,329	1,084,545
Ouster, Inc. *	21,483	282,072
PAR Technology Corp. *	16,480	834,547
PC Connection, Inc.	4,459	319,131
Plexus Corp. *	12,143	1,556,368
Powerfleet, Inc. *	44,255	200,475
Pure Storage, Inc., Class A *	139,953	8,387,383
Red Cat Holdings, Inc. *	18,398	36,980
Research Frontiers, Inc. *	21,870	43,084
RF Industries Ltd. *	7,044	29,373
Ribbon Communications, Inc. *	38,255	129,684
Richardson Electronics Ltd.	5,554	66,481
Rogers Corp. *	8,205	1,002,487
Sanmina Corp. *	26,460	1,993,232
ScanSource, Inc. *	10,228	532,367
Seagate Technology Holdings PLC	90,249	9,220,740
SmartRent, Inc. *	88,649	163,114
Sono-Tek Corp. *	2,719	10,767
Super Micro Computer, Inc. *	23,144	16,238,988
TD SYNNEX Corp.	35,206	4,195,499
TE Connectivity Ltd.	140,567	21,693,705
Teledyne Technologies, Inc. *	21,755	9,177,565
TransAct Technologies, Inc. *	3,397	13,554
Trimble, Inc. *	111,903	6,103,190
TTM Technologies, Inc. *	50,171	972,314
Turtle Beach Corp. *	12,904	186,721
Ubiquiti, Inc.	1,828	339,222
Viasat, Inc. *	39,177	792,159
Viavi Solutions, Inc. *	109,669	881,739
Vishay Intertechnology, Inc.	59,167	1,438,350
Vishay Precision Group, Inc. *	5,394	184,960
Vontier Corp.	69,566	2,729,074
Western Digital Corp. *	151,158	10,135,144
Wrap Technologies, Inc. *(a)	21,515	39,372
Xerox Holdings Corp.	54,423	585,864
Zebra Technologies Corp., Class A *	23,551	8,270,876
		1,946,448,213

Telecommunication Services 0.8%
Anterix, Inc. *	8,567	344,907
AST SpaceMobile, Inc., Class A *(a)	62,489	1,292,273
AT&T, Inc.	3,298,226	63,490,851
ATN International, Inc.	5,256	155,946
Bandwidth, Inc., Class A *	15,306	349,283
Cogent Communications Holdings, Inc.	18,826	1,328,927
Consolidated Communications Holdings, Inc. *	28,849	132,705
SECURITY	NUMBER OF SHARES	VALUE ($)
Frontier Communications Parent, Inc. *	104,300	3,055,990
GCI Liberty, Inc. *(c)	35,715	0
Globalstar, Inc. *	393,479	476,110
Gogo, Inc. *	27,853	252,905
IDT Corp., Class B	8,928	341,318
Iridium Communications, Inc.	55,821	1,602,063
Liberty Global Ltd., Class C *	155,474	3,126,582
Liberty Latin America Ltd., Class C *	78,742	834,665
Lumen Technologies, Inc. *	466,865	1,470,625
NII Holdings, Inc. Escrow *(c)	28,127	16,876
Shenandoah Telecommunications Co.	21,835	464,867
Spok Holdings, Inc.	9,849	150,985
SurgePays, Inc. *	2,477	7,307
Telephone & Data Systems, Inc.	46,178	978,974
T-Mobile U.S., Inc.	236,826	43,168,643
U.S. Cellular Corp. *	5,896	316,910
Verizon Communications, Inc.	1,936,045	78,448,543
		201,808,255

Transportation 1.6%
Air Transport Services Group, Inc. *	23,833	384,665
Alaska Air Group, Inc. *	57,126	2,143,939
Allegiant Travel Co.	6,715	376,510
American Airlines Group, Inc. *	298,086	3,171,635
ArcBest Corp.	11,604	1,462,684
Avis Budget Group, Inc.	8,421	850,605
Blade Air Mobility, Inc. *	26,008	85,826
CH Robinson Worldwide, Inc.	53,696	4,781,629
Covenant Logistics Group, Inc., Class A	3,394	189,894
CSX Corp.	900,387	31,603,584
Delta Air Lines, Inc.	295,604	12,716,884
Expeditors International of Washington, Inc.	64,662	8,071,111
FedEx Corp.	103,955	31,420,399
Forward Air Corp.	16,471	417,704
Frontier Group Holdings, Inc. *	16,091	63,398
FTAI Infrastructure, Inc.	43,117	444,536
Genco Shipping & Trading Ltd.	21,083	409,221
GXO Logistics, Inc. *	55,079	3,083,322
Hawaiian Holdings, Inc. *	23,476	300,258
Heartland Express, Inc.	26,008	337,324
Hertz Global Holdings, Inc. *	58,859	240,145
Hub Group, Inc., Class A	27,438	1,283,275
JB Hunt Transport Services, Inc.	37,219	6,444,470
JetBlue Airways Corp. *	159,399	1,021,748
Joby Aviation, Inc. *(a)	176,913	1,057,940
Kirby Corp. *	26,767	3,289,129
Knight-Swift Transportation Holdings, Inc.	75,207	4,093,517
Landstar System, Inc.	16,896	3,214,464
Lyft, Inc., Class A *	165,717	1,996,890
Marten Transport Ltd.	24,450	459,904
Matson, Inc.	16,484	2,187,592
Mesa Air Group, Inc. *	12,880	20,222
Norfolk Southern Corp.	103,889	25,926,539
Old Dominion Freight Line, Inc.	81,968	17,228,034
PAM Transportation Services, Inc. *	3,071	62,618
Pangaea Logistics Solutions Ltd.	13,298	96,543
Proficient Auto Logistics, Inc. *	9,150	184,372
Radiant Logistics, Inc. *	16,850	104,807
RXO, Inc. *	54,429	1,725,944
Ryder System, Inc.	19,907	2,790,165
Saia, Inc. *	12,101	5,056,403
Schneider National, Inc., Class B	16,152	434,650

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SkyWest, Inc. *	19,023	1,520,699
Southwest Airlines Co.	277,205	7,467,903
Spirit Airlines, Inc. (a)	50,365	151,599
Sun Country Airlines Holdings, Inc. *	20,591	269,742
Uber Technologies, Inc. *	961,074	61,960,441
U-Haul Holding Co., Non Voting Shares	49,979	3,185,162
Union Pacific Corp.	280,718	69,261,552
United Airlines Holdings, Inc. *	150,071	6,816,225
United Parcel Service, Inc., Class B	335,770	43,774,335
Universal Logistics Holdings, Inc.	3,300	141,999
Werner Enterprises, Inc.	27,633	1,082,937
XPO, Inc. *	53,108	6,101,578
		382,968,671

Utilities 2.3%
AES Corp.	326,393	5,806,531
ALLETE, Inc.	26,534	1,711,443
Alliant Energy Corp.	118,380	6,589,031
Altus Power, Inc., Class A *	33,848	142,162
Ameren Corp.	123,953	9,825,754
American Electric Power Co., Inc.	242,316	23,776,046
American States Water Co.	16,953	1,399,131
American Water Works Co., Inc.	89,758	12,777,949
Artesian Resources Corp., Class A	5,123	200,668
Atmos Energy Corp.	69,022	8,826,533
Avangrid, Inc.	33,121	1,181,426
Avista Corp.	35,541	1,392,496
Black Hills Corp.	30,477	1,799,667
Cadiz, Inc. *	22,878	85,106
California Water Service Group	26,419	1,412,360
CenterPoint Energy, Inc.	293,421	8,142,433
Chesapeake Utilities Corp.	11,401	1,345,660
Clearway Energy, Inc., Class C	52,183	1,392,242
CMS Energy Corp.	136,994	8,877,211
Consolidated Edison, Inc.	159,602	15,564,387
Consolidated Water Co. Ltd.	7,055	205,018
Constellation Energy Corp.	144,768	27,476,966
Dominion Energy, Inc.	384,289	20,544,090
DTE Energy Co.	95,325	11,489,522
Duke Energy Corp.	355,100	38,801,777
Edison International	176,703	14,138,007
Entergy Corp.	98,015	11,366,800
Essential Utilities, Inc.	114,012	4,634,588
Evergy, Inc.	104,513	6,061,754
Eversource Energy	162,085	10,520,937
Exelon Corp.	460,459	17,129,075
FirstEnergy Corp.	237,624	9,958,822
Genie Energy Ltd., Class B	9,550	161,968
Global Water Resources, Inc.	4,694	60,693
Hawaiian Electric Industries, Inc.	54,493	902,404
IDACORP, Inc.	22,760	2,224,790
MGE Energy, Inc.	17,135	1,505,138
Middlesex Water Co.	7,892	524,660
Montauk Renewables, Inc. *	25,936	154,060
National Fuel Gas Co.	42,902	2,513,628
New Jersey Resources Corp.	46,598	2,178,457
NextEra Energy, Inc.	945,413	72,220,099
NiSource, Inc.	205,773	6,430,406
Northwest Natural Holding Co.	17,565	702,249
Northwestern Energy Group, Inc.	27,838	1,496,849
NRG Energy, Inc.	95,774	7,199,332
OGE Energy Corp.	93,165	3,612,007
Oklo, Inc. *	33,267	302,730
ONE Gas, Inc.	25,379	1,767,140
Ormat Technologies, Inc.	25,412	1,972,988
Otter Tail Corp.	19,170	1,857,956
PG&E Corp.	982,290	17,926,793
SECURITY	NUMBER OF SHARES	VALUE ($)
Pinnacle West Capital Corp.	51,371	4,396,844
PNM Resources, Inc.	40,149	1,669,395
Portland General Electric Co.	48,458	2,295,940
PPL Corp.	336,858	10,011,420
Public Service Enterprise Group, Inc.	228,341	18,214,762
Pure Cycle Corp. *	8,445	92,895
RGC Resources, Inc.	3,883	87,406
Sempra	290,493	23,256,870
SJW Group	15,143	917,817
Southern Co.	503,429	42,046,390
Southwest Gas Holdings, Inc.	27,936	2,071,734
Spire, Inc.	25,802	1,718,155
Spruce Power Holding Corp. *	8,683	29,696
Sunnova Energy International, Inc. *(a)	49,612	350,757
UGI Corp.	96,071	2,380,639
Unitil Corp.	7,063	432,821
Vistra Corp.	149,749	11,863,116
WEC Energy Group, Inc.	146,455	12,603,917
Xcel Energy, Inc.	256,282	14,936,115
York Water Co.	6,196	255,957
		559,922,585
Total Common Stocks (Cost $10,917,890,776)		24,531,960,744

RIGHTS 0.0% OF NET ASSETS

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Aduro Biotech, Inc. CVR *(c)	5,747	15,055
Cartesian Therapeutics, Inc. CVR *(c)	59,796	10,763
Frequency Therapeutics, Inc. CVR *(c)	23,364	917
F-star Therapeutics, Inc. Agonist CVR *(c)	975	421
F-star Therapeutics, Inc. Antagonist CVR *(c)	975	421
Homology Medicines, Inc. CVR *(c)	21,971	2,334
IMARA, Inc. CVR *(c)	11,519	4,391
Magenta Therapeutics, Inc. CVR *(c)	27,369	1,341
Miromatrix Medical, Inc. CVR *(c)	11,036	9,096
Pardes Biosciences, Inc. CVR *(c)	19,235	577
Satsuma Pharmaceuticals, Inc. CVR *(c)	5,234	995
Sesen Bio CVR *(c)	67,895	0
Surface Oncology, Inc. CVR *(c)	44,721	463
Tectonic Therapeutic, Inc. CVR *(c)	816	0
Zynerba Pharmaceuticals, Inc. CVR *(c)	37,596	7,297
		54,071
Total Rights (Cost $33,224)		54,071

WARRANTS 0.0% OF NET ASSETS

Materials 0.0%
Danimer Scientific, Inc. expires 07/15/25, strike 0.081 *	12,552	941
Total Warrants (Cost $0)		941

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (e)(f)	28,538,144	28,538,144
Total Short-Term Investments (Cost $28,538,144)		28,538,144
Total Investments in Securities (Cost $10,946,462,144)		24,560,553,900

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/20/24	143	16,251,950	934,391
S&P 500 Index, e-mini, expires 09/20/24	328	91,151,200	(198,076)
			736,315

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,744,916.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended July 31, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at October 31, 2023, and/or Value at July 31, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Fossil Group, Inc.	$—	$—	($28,752 )	($189,786 )	$187,389	$—	—	$—
Tupperware Brands Corp.	—	—	—	—	(14,665)	25,762	19,817	—
						25,762

Equity Real Estate Investment Trusts (REITs) 0.0%
Ashford Hospitality Trust, Inc.	—	—	—	—	(13,335)	12,962	12,463	—
Diversified Healthcare Trust	—	—	—	—	127,000	334,000	100,000	3,000
						346,962

Financial Services 0.2%
Charles Schwab Corp.	33,371,014	2,613,658	—	—	8,354,763	44,339,435	680,157	494,155

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	—	92,228	—	—	459,043	551,271	43,373	—

Transportation 0.0%
Daseke, Inc.	—	—	(158,132)	(15,671)	89,212	—	—	—
Total	$33,371,014	$2,705,886	($186,884 )	($205,457 )	$9,189,407	$45,263,430		$497,155

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$17,370,282,738	$—	$—	$17,370,282,738
Equity Real Estate Investment Trusts (REITs)	615,143,265	—	0 *	615,143,265
Health Care Equipment & Services	1,179,235,931	—	0 *	1,179,235,931
Materials	646,778,311	—	0 *	646,778,311
Pharmaceuticals, Biotechnology & Life Sciences	1,742,934,627	—	92,995	1,743,027,622
Software & Services	2,775,684,595	—	27	2,775,684,622
Telecommunication Services	201,791,379	—	16,876 *	201,808,255
Rights
Pharmaceuticals, Biotechnology & Life Sciences	—	—	54,071 *	54,071
Warrants [1]	941	—	—	941
Short-Term Investments [1]	28,538,144	—	—	28,538,144
Futures Contracts [2]	934,391	—	—	934,391
Liabilities
Futures Contracts [2]	(198,076)	—	—	(198,076)
Total	$24,561,126,246	$—	$163,969	$24,561,290,215

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Growth Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 2.4%
Tesla, Inc. *	277,262	64,344,192

Banks 0.2%
NU Holdings Ltd., Class A *	317,276	3,848,558
Popular, Inc.	560	57,473
		3,906,031

Capital Goods 1.8%
3M Co.	10,235	1,305,474
AAON, Inc.	6,918	612,451
Advanced Drainage Systems, Inc.	2,442	432,332
Armstrong World Industries, Inc.	1,414	185,800
Axon Enterprise, Inc. *	7,151	2,145,371
AZEK Co., Inc., Class A *	10,083	452,626
Boeing Co. *	9,509	1,812,415
Builders FirstSource, Inc. *	1,060	177,412
BWX Technologies, Inc.	1,804	179,480
Carlisle Cos., Inc.	620	259,520
Caterpillar, Inc.	6,914	2,393,627
Comfort Systems USA, Inc.	3,493	1,161,143
Core & Main, Inc., Class A *	10,833	579,240
EMCOR Group, Inc.	1,814	681,048
Fastenal Co.	48,149	3,406,542
Ferguson PLC	1,374	305,921
Generac Holdings, Inc. *	2,906	452,406
General Electric Co.	23,358	3,975,532
HEICO Corp.	10,774	2,600,197
Honeywell International, Inc.	10,101	2,068,180
Howmet Aerospace, Inc.	2,400	229,680
Illinois Tool Works, Inc.	11,054	2,733,433
Lennox International, Inc.	3,206	1,870,701
Lincoln Electric Holdings, Inc.	1,494	306,883
Loar Holdings, Inc. *	914	57,125
Lockheed Martin Corp.	6,828	3,700,230
Quanta Services, Inc.	4,467	1,185,452
Rockwell Automation, Inc.	1,060	295,369
Simpson Manufacturing Co., Inc.	385	73,955
SiteOne Landscape Supply, Inc. *	1,586	232,634
Spirit AeroSystems Holdings, Inc., Class A *	1,394	50,532
Trane Technologies PLC	7,697	2,572,953
TransDigm Group, Inc.	1,095	1,417,171
Trex Co., Inc. *	10,841	906,633
United Rentals, Inc.	1,600	1,211,360
Vertiv Holdings Co., Class A	35,626	2,803,766
WillScot Holdings Corp. *	5,267	215,947
WW Grainger, Inc.	3,770	3,682,574
		48,733,115

Commercial & Professional Services 1.6%
Automatic Data Processing, Inc.	38,098	10,005,297
Booz Allen Hamilton Holding Corp., Class A	12,794	1,833,508
Broadridge Financial Solutions, Inc.	10,624	2,273,536
SECURITY	NUMBER OF SHARES	VALUE ($)
Cintas Corp.	8,197	6,262,016
Copart, Inc. *	81,573	4,268,715
Dayforce, Inc. *	1,564	92,714
Equifax, Inc.	2,454	685,574
KBR, Inc.	1,150	76,578
Paychex, Inc.	11,318	1,448,930
Paycom Software, Inc.	3,253	542,568
Paycor HCM, Inc. *	153	1,899
Paylocity Holding Corp. *	4,351	652,954
Rollins, Inc.	27,804	1,332,090
Tetra Tech, Inc.	1,283	273,587
TransUnion	1,110	100,189
Veralto Corp.	11,073	1,179,939
Verisk Analytics, Inc., Class A	14,221	3,722,347
Waste Management, Inc.	40,057	8,117,952
		42,870,393

Consumer Discretionary Distribution & Retail 8.9%
Amazon.com, Inc. *	925,889	173,122,725
AutoZone, Inc. *	1,574	4,932,428
Burlington Stores, Inc. *	6,322	1,645,743
CarMax, Inc. *	1,253	105,803
Carvana Co., Class A *	3,693	492,018
Coupang, Inc., Class A *	116,108	2,409,241
Dick's Sporting Goods, Inc.	557	120,507
Etsy, Inc. *	7,636	497,409
Five Below, Inc. *	4,412	320,929
Floor & Decor Holdings, Inc., Class A *	3,902	382,396
Home Depot, Inc.	78,960	29,069,914
Murphy USA, Inc.	1,871	944,705
O'Reilly Automotive, Inc. *	5,383	6,063,088
Pool Corp.	3,710	1,387,688
RH *	307	89,055
Ross Stores, Inc.	7,599	1,088,405
TJX Cos., Inc.	66,859	7,556,404
Tractor Supply Co.	10,786	2,840,170
Ulta Beauty, Inc. *	4,138	1,509,915
Valvoline, Inc. *	12,517	582,041
Williams-Sonoma, Inc.	7,591	1,174,176
		236,334,760

Consumer Durables & Apparel 0.5%
Crocs, Inc. *	1,058	142,163
Deckers Outdoor Corp. *	2,549	2,351,784
Hasbro, Inc.	12,049	776,678
Lululemon Athletica, Inc. *	12,063	3,120,216
NIKE, Inc., Class B	74,149	5,550,794
SharkNinja, Inc.	1,288	98,983
Skechers USA, Inc., Class A *	1,205	78,482
Tempur Sealy International, Inc.	16,485	862,990
TopBuild Corp. *	246	117,721
YETI Holdings, Inc. *	2,553	105,566
		13,205,377

Consumer Services 2.1%
Airbnb, Inc., Class A *	43,519	6,073,512
Booking Holdings, Inc.	3,196	11,873,172
Bright Horizons Family Solutions, Inc. *	816	98,124

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cava Group, Inc. *	7,481	630,050
Chipotle Mexican Grill, Inc., Class A *	136,320	7,404,902
Choice Hotels International, Inc. (a)	2,371	302,184
Churchill Downs, Inc.	6,853	983,817
Darden Restaurants, Inc.	6,205	907,729
Domino's Pizza, Inc.	1,206	517,012
DoorDash, Inc., Class A *	30,222	3,346,180
DraftKings, Inc., Class A *	44,173	1,632,192
Duolingo, Inc. *	3,649	627,409
Dutch Bros, Inc., Class A *	3,556	136,017
Expedia Group, Inc. *	12,629	1,612,344
Grand Canyon Education, Inc. *	988	154,079
H&R Block, Inc.	3,466	200,820
Hilton Worldwide Holdings, Inc.	12,491	2,681,443
Hyatt Hotels Corp., Class A	648	95,470
Las Vegas Sands Corp.	35,572	1,411,141
Light & Wonder, Inc. *	8,937	958,046
McDonald's Corp.	4,634	1,229,864
Norwegian Cruise Line Holdings Ltd. *	42,457	782,482
Planet Fitness, Inc., Class A *	4,648	342,558
Royal Caribbean Cruises Ltd. *	8,354	1,309,239
Starbucks Corp.	87,736	6,839,021
Texas Roadhouse, Inc., Class A	6,652	1,161,506
Vail Resorts, Inc.	3,123	568,417
Wendy's Co.	7,834	132,630
Wingstop, Inc.	2,917	1,090,608
Wyndham Hotels & Resorts, Inc.	562	42,555
Wynn Resorts Ltd.	663	54,910
Yum! Brands, Inc.	10,873	1,444,260
		56,643,693

Consumer Staples Distribution & Retail 1.5%
Casey's General Stores, Inc.	761	295,146
Costco Wholesale Corp.	44,243	36,367,746
Performance Food Group Co. *	2,121	146,349
Sysco Corp.	30,632	2,347,943
		39,157,184

Energy 0.4%
Antero Midstream Corp.	16,318	234,326
Cheniere Energy, Inc.	11,562	2,111,684
Civitas Resources, Inc.	2,660	185,562
EQT Corp.	3,575	123,373
Hess Corp.	18,019	2,764,475
Matador Resources Co.	860	52,873
New Fortress Energy, Inc. (a)	2,884	56,930
Permian Resources Corp., Class A	13,823	212,045
Targa Resources Corp.	21,837	2,954,109
Texas Pacific Land Corp.	1,875	1,584,187
Viper Energy, Inc.	2,600	110,942
Weatherford International PLC *	7,110	837,985
		11,228,491

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Corp.	46,581	10,266,452
Equinix, Inc.	517	408,554
Iron Mountain, Inc.	16,485	1,690,702
Lamar Advertising Co., Class A	2,131	255,422
Public Storage	2,381	704,585
Simon Property Group, Inc.	8,125	1,246,700
		14,572,415

Financial Services 5.5%
Ally Financial, Inc.	4,077	183,506
American Express Co.	21,246	5,376,088
SECURITY	NUMBER OF SHARES	VALUE ($)
Ameriprise Financial, Inc.	9,133	3,927,829
Apollo Global Management, Inc.	38,974	4,883,832
ARES Management Corp., Class A	17,905	2,743,046
Blackstone, Inc.	71,173	10,117,242
Block, Inc. *	23,419	1,449,168
Blue Owl Capital, Inc., Class A	50,078	954,987
Charles Schwab Corp. (b)	14,274	930,522
Coinbase Global, Inc., Class A *	16,468	3,694,760
Corpay, Inc. *	6,813	1,988,170
Credit Acceptance Corp. *	477	274,227
Equitable Holdings, Inc.	32,334	1,410,086
FactSet Research Systems, Inc.	1,342	554,367
Fiserv, Inc. *	18,429	3,014,431
Goldman Sachs Group, Inc.	8,481	4,317,083
Houlihan Lokey, Inc., Class A	501	75,275
Jefferies Financial Group, Inc.	4,988	291,648
KKR & Co., Inc.	19,428	2,398,387
Lazard, Inc., Class A	10,216	502,321
LPL Financial Holdings, Inc.	7,405	1,640,356
Mastercard, Inc., Class A	82,510	38,260,712
Moody's Corp.	15,793	7,209,189
Morgan Stanley	6,905	712,665
Morningstar, Inc.	2,630	835,419
MSCI, Inc., Class A	4,426	2,393,404
Shift4 Payments, Inc., Class A *	5,861	403,178
SoFi Technologies, Inc. *	16,000	120,640
Toast, Inc., Class A *	43,759	1,144,735
TPG, Inc.	2,028	103,408
Tradeweb Markets, Inc., Class A	4,588	512,388
UWM Holdings Corp.	6,201	52,088
Visa, Inc., Class A	157,316	41,794,142
Western Union Co.	5,491	65,288
WEX, Inc. *	388	71,179
XP, Inc., Class A	3,998	68,406
		144,474,172

Food, Beverage & Tobacco 1.5%
Boston Beer Co., Inc., Class A *	180	50,438
Celsius Holdings, Inc. *	17,629	825,566
Coca-Cola Co.	222,188	14,828,827
Freshpet, Inc. *	1,433	174,396
Hershey Co.	1,992	393,380
Lamb Weston Holdings, Inc.	4,506	270,450
Monster Beverage Corp. *	60,455	3,110,410
PepsiCo, Inc.	108,365	18,711,385
Pilgrim's Pride Corp. *	370	15,255
		38,380,107

Health Care Equipment & Services 2.0%
Align Technology, Inc. *	4,401	1,020,504
Cardinal Health, Inc.	14,487	1,460,724
Cencora, Inc.	16,836	4,004,948
Chemed Corp.	143	81,533
Cigna Group	2,502	872,372
DaVita, Inc. *	4,992	682,007
Dexcom, Inc. *	39,345	2,668,378
Doximity, Inc., Class A *	1,113	31,164
Edwards Lifesciences Corp. *	11,374	717,131
Elevance Health, Inc.	3,780	2,011,074
GE HealthCare Technologies, Inc.	4,068	344,275
HCA Healthcare, Inc.	4,707	1,708,876
IDEXX Laboratories, Inc. *	8,224	3,915,611
Inspire Medical Systems, Inc. *	2,981	420,470
Insulet Corp. *	6,984	1,357,340
Intuitive Surgical, Inc. *	35,271	15,681,839
Masimo Corp. *	2,281	244,021
McKesson Corp.	5,651	3,486,780

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Molina Healthcare, Inc. *	3,640	1,242,223
Penumbra, Inc. *	3,648	609,544
ResMed, Inc.	3,923	836,580
Stryker Corp.	10,742	3,517,468
UnitedHealth Group, Inc.	6,244	3,597,543
Veeva Systems, Inc., Class A *	14,638	2,809,471
		53,321,876

Household & Personal Products 0.7%
Clorox Co.	12,358	1,630,391
Colgate-Palmolive Co.	44,628	4,426,651
elf Beauty, Inc. *	5,269	909,324
Estee Lauder Cos., Inc., Class A	8,265	823,277
Kimberly-Clark Corp.	13,741	1,855,722
Procter & Gamble Co.	52,412	8,425,753
		18,071,118

Insurance 0.6%
Allstate Corp.	4,230	723,838
Arthur J Gallagher & Co.	1,490	422,400
Brown & Brown, Inc.	10,442	1,038,248
Everest Group Ltd.	682	267,937
Kinsale Capital Group, Inc.	2,174	993,670
Markel Group, Inc. *	293	480,183
Marsh & McLennan Cos., Inc.	6,816	1,517,037
Progressive Corp.	49,170	10,528,281
RLI Corp.	115	17,318
Ryan Specialty Holdings, Inc., Class A	10,142	624,646
		16,613,558

Materials 0.7%
Avery Dennison Corp.	3,221	698,409
Celanese Corp., Class A	3,170	447,445
Chemours Co.	475	11,481
Cleveland-Cliffs, Inc. *	14,850	227,948
Eagle Materials, Inc.	2,559	696,816
Ecolab, Inc.	21,624	4,988,441
Louisiana-Pacific Corp.	4,494	441,131
Martin Marietta Materials, Inc.	352	208,859
RPM International, Inc.	2,784	338,145
Sealed Air Corp.	763	29,032
Sherwin-Williams Co.	21,225	7,445,730
Southern Copper Corp.	8,599	916,739
Vulcan Materials Co.	3,370	925,099
		17,375,275

Media & Entertainment 12.6%
Alphabet, Inc., Class A	585,526	100,441,130
Alphabet, Inc., Class C	490,519	84,933,365
Liberty Broadband Corp., Class C *	3,209	216,254
Liberty Media Corp.-Liberty Formula One, Class C *	7,858	635,476
Live Nation Entertainment, Inc. *	15,694	1,509,606
Madison Square Garden Sports Corp. *	214	42,888
Meta Platforms, Inc., Class A	218,638	103,815,882
Netflix, Inc. *	42,705	26,833,687
Nexstar Media Group, Inc., Class A	1,263	233,390
Pinterest, Inc., Class A *	59,097	1,888,149
ROBLOX Corp., Class A *	51,086	2,121,091
Roku, Inc. *	2,300	133,883
Spotify Technology SA *	14,498	4,986,442
TKO Group Holdings, Inc.	1,076	117,661
Trade Desk, Inc., Class A *	44,104	3,964,067
SECURITY	NUMBER OF SHARES	VALUE ($)
TripAdvisor, Inc. *	767	13,522
Trump Media & Technology Group Corp. *(a)	4,085	117,403
		332,003,896

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
10X Genomics, Inc., Class A *	6,767	139,874
AbbVie, Inc.	76,352	14,149,553
Alnylam Pharmaceuticals, Inc. *	11,191	2,657,415
Amgen, Inc.	41,673	13,855,022
Apellis Pharmaceuticals, Inc. *	10,472	414,691
Bruker Corp.	6,448	441,752
Cerevel Therapeutics Holdings, Inc. *	6,998	314,630
Eli Lilly & Co.	84,867	68,255,982
Exact Sciences Corp. *	6,988	319,212
Exelixis, Inc. *	23,709	555,976
Fortrea Holdings, Inc. *	875	24,141
Incyte Corp. *	1,040	67,673
Intra-Cellular Therapies, Inc. *	10,175	800,976
Ionis Pharmaceuticals, Inc. *	13,373	661,429
IQVIA Holdings, Inc. *	2,033	500,586
Medpace Holdings, Inc. *	2,535	969,688
Merck & Co., Inc.	252,931	28,614,084
Natera, Inc. *	11,233	1,150,147
Neurocrine Biosciences, Inc. *	9,865	1,396,588
Regeneron Pharmaceuticals, Inc. *	883	952,925
Repligen Corp. *	776	129,864
Sarepta Therapeutics, Inc. *	9,050	1,287,272
Ultragenyx Pharmaceutical, Inc. *	8,752	394,015
Vertex Pharmaceuticals, Inc. *	12,916	6,402,719
Viking Therapeutics, Inc. *	10,469	596,733
Waters Corp. *	3,536	1,189,086
West Pharmaceutical Services, Inc.	4,359	1,334,595
Zoetis, Inc.	37,625	6,774,005
		154,350,633

Real Estate Management & Development 0.0%
Jones Lang LaSalle, Inc. *	1,420	356,278

Semiconductors & Semiconductor Equipment 16.5%
Advanced Micro Devices, Inc. *	106,011	15,316,469
Applied Materials, Inc.	76,353	16,202,107
Astera Labs, Inc. *(a)	534	23,411
Broadcom, Inc.	453,690	72,898,909
Enphase Energy, Inc. *	13,156	1,514,387
Entegris, Inc.	14,995	1,773,759
KLA Corp.	13,454	11,073,584
Lam Research Corp.	13,040	12,012,970
Lattice Semiconductor Corp. *	11,753	622,909
Marvell Technology, Inc.	6,774	453,722
MKS Instruments, Inc.	383	48,220
Monolithic Power Systems, Inc.	4,695	4,052,208
NVIDIA Corp.	2,370,913	277,444,239
Onto Innovation, Inc. *	1,256	240,273
QUALCOMM, Inc.	104,552	18,918,684
Teradyne, Inc.	13,978	1,833,354
Texas Instruments, Inc.	11,129	2,268,201
Universal Display Corp.	2,385	530,949
		437,228,355

Software & Services 19.2%
Adobe, Inc. *	44,697	24,657,100
Appfolio, Inc., Class A *	2,370	524,908
AppLovin Corp., Class A *	26,370	2,033,127
Atlassian Corp., Class A *	15,794	2,788,746

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Autodesk, Inc. *	21,491	5,319,452
Bentley Systems, Inc., Class B	13,878	676,414
Bill Holdings, Inc. *	2,542	126,998
Cadence Design Systems, Inc. *	27,191	7,277,943
Cloudflare, Inc., Class A *	29,985	2,323,837
Confluent, Inc., Class A *	24,035	601,356
Crowdstrike Holdings, Inc., Class A *	21,756	5,046,522
Datadog, Inc., Class A *	29,791	3,468,864
DocuSign, Inc., Class A *	20,288	1,125,578
DoubleVerify Holdings, Inc. *	8,178	172,719
Dropbox, Inc., Class A *	7,727	184,830
Dynatrace, Inc. *	25,852	1,135,420
Elastic NV *	8,049	882,734
EPAM Systems, Inc. *	383	82,395
Fair Isaac Corp. *	2,037	3,259,200
Five9, Inc. *	7,323	326,240
Fortinet, Inc. *	51,428	2,984,881
Gartner, Inc. *	7,525	3,771,455
Gitlab, Inc., Class A *	11,872	608,202
Globant SA *	3,392	660,456
GoDaddy, Inc., Class A *	14,087	2,048,954
Guidewire Software, Inc. *	3,698	554,959
HashiCorp, Inc., Class A *	7,297	246,274
HubSpot, Inc. *	4,869	2,420,039
Intuit, Inc.	27,227	17,625,398
Manhattan Associates, Inc. *	6,107	1,559,606
Microsoft Corp.	741,493	310,203,596
MicroStrategy, Inc., Class A *	105	169,516
MongoDB, Inc., Class A *	6,780	1,711,001
nCino, Inc. *	5,134	168,190
Nutanix, Inc., Class A *	7,004	353,772
Okta, Inc. *	6,888	647,059
Oracle Corp.	156,729	21,855,859
Palantir Technologies, Inc., Class A *	200,652	5,395,532
Palo Alto Networks, Inc. *	30,727	9,977,979
Pegasystems, Inc.	4,506	314,158
Procore Technologies, Inc. *	10,361	735,942
PTC, Inc. *	7,184	1,277,674
RingCentral, Inc., Class A *	8,021	281,136
Salesforce, Inc.	79,338	20,532,674
SentinelOne, Inc., Class A *	4,107	94,050
ServiceNow, Inc. *	20,490	16,686,851
Smartsheet, Inc., Class A *	12,605	604,536
Snowflake, Inc., Class A *	31,508	4,108,013
Synopsys, Inc. *	15,181	8,475,856
Teradata Corp. *	9,809	318,008
Twilio, Inc., Class A *	3,566	210,858
Tyler Technologies, Inc. *	3,606	2,048,605
UiPath, Inc., Class A *	32,774	398,860
Unity Software, Inc. *	12,810	209,572
VeriSign, Inc. *	596	111,458
Workday, Inc., Class A *	21,110	4,794,503
Zscaler, Inc. *	9,139	1,639,080
		507,818,945

Technology Hardware & Equipment 13.2%
Amphenol Corp., Class A	68,673	4,412,927
Apple, Inc.	1,449,399	321,882,530
Arista Networks, Inc. *	25,710	8,909,800
CDW Corp.	6,902	1,505,395
Cognex Corp.	900	44,658
Dell Technologies, Inc., Class C	3,943	448,240
HP, Inc.	24,049	867,928
Jabil, Inc.	978	110,191
Motorola Solutions, Inc.	7,800	3,111,576
NetApp, Inc.	9,171	1,164,534
Pure Storage, Inc., Class A *	25,286	1,515,390
Super Micro Computer, Inc. *	4,941	3,466,853
SECURITY	NUMBER OF SHARES	VALUE ($)
Ubiquiti, Inc.	149	27,650
Zebra Technologies Corp., Class A *	1,104	387,714
		347,855,386

Telecommunication Services 0.0%
Iridium Communications, Inc.	1,253	35,961

Transportation 1.0%
American Airlines Group, Inc. *	4,643	49,402
Avis Budget Group, Inc.	675	68,182
Expeditors International of Washington, Inc.	2,331	290,955
Lyft, Inc., Class A *	25,421	306,323
Old Dominion Freight Line, Inc.	19,607	4,120,999
Saia, Inc. *	1,567	654,771
Uber Technologies, Inc. *	200,506	12,926,622
U-Haul Holding Co., Non Voting Shares	5,076	323,493
Union Pacific Corp.	29,014	7,158,624
XPO, Inc. *	11,350	1,304,002
		27,203,373

Utilities 0.2%
Constellation Energy Corp.	5,001	949,190
NRG Energy, Inc.	8,676	652,175
Vistra Corp.	34,344	2,720,731
		4,322,096
Total Common Stocks (Cost $1,768,448,803)		2,630,406,680

INVESTMENT COMPANIES 0.2% OF NET ASSETS

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	11,500	4,119,185
Total Investment Companies (Cost $4,030,162)		4,119,185

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	6,151,738	6,151,738
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	480,125	480,125
		6,631,863
Total Short-Term Investments (Cost $6,631,863)		6,631,863
Total Investments in Securities (Cost $1,779,110,828)		2,641,157,728

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	22	6,113,800	67,170

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $461,946.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Financial Services 0.0%
Charles Schwab Corp.	$—	$1,077,263	($28,146 )	$879	($119,474 )	$930,522	14,274	$—

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$2,630,406,680	$—	$—	$2,630,406,680
Investment Companies [1]	4,119,185	—	—	4,119,185
Short-Term Investments [1]	6,631,863	—	—	6,631,863
Futures Contracts [2]	67,170	—	—	67,170
Total	$2,641,224,898	$—	$—	$2,641,224,898

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Large-Cap Value Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Automobiles & Components 0.7%
Aptiv PLC *	8,085	561,018
BorgWarner, Inc.	6,895	243,462
Ford Motor Co.	116,962	1,265,529
General Motors Co.	33,787	1,497,440
Gentex Corp.	6,932	215,308
Harley-Davidson, Inc.	3,567	133,763
Lear Corp.	1,695	206,858
Lucid Group, Inc. *(a)	26,920	94,758
QuantumScape Corp., Class A *	10,657	68,844
Rivian Automotive, Inc., Class A *	24,477	401,668
Thor Industries, Inc.	1,500	159,210
		4,847,858

Banks 6.9%
Bank of America Corp.	202,242	8,152,375
Bank OZK	3,135	147,000
BOK Financial Corp.	688	70,754
Citigroup, Inc.	57,109	3,705,232
Citizens Financial Group, Inc.	13,648	582,360
Columbia Banking System, Inc.	6,150	160,884
Comerica, Inc.	3,979	218,089
Commerce Bancshares, Inc.	3,570	231,015
Cullen/Frost Bankers, Inc.	1,766	206,728
East West Bancorp, Inc.	4,113	361,492
Fifth Third Bancorp	20,339	861,153
First Citizens BancShares, Inc., Class A	357	745,305
First Hawaiian, Inc.	3,855	96,529
First Horizon Corp.	16,313	272,916
FNB Corp.	10,492	160,947
Huntington Bancshares, Inc.	43,087	644,151
JPMorgan Chase & Co.	85,408	18,174,822
KeyCorp	27,526	443,994
M&T Bank Corp.	4,950	852,242
Pinnacle Financial Partners, Inc.	2,273	218,935
PNC Financial Services Group, Inc.	11,831	2,142,594
Popular, Inc.	1,887	193,663
Prosperity Bancshares, Inc.	2,646	191,888
Regions Financial Corp.	27,421	613,408
Synovus Financial Corp.	4,381	204,812
TFS Financial Corp.	1,414	19,174
Truist Financial Corp.	39,764	1,777,053
U.S. Bancorp	46,454	2,084,856
Webster Financial Corp.	5,109	253,509
Wells Fargo & Co.	104,418	6,196,164
Western Alliance Bancorp	3,212	258,438
Wintrust Financial Corp.	1,932	209,042
Zions Bancorp NA	4,335	223,989
		50,675,513

Capital Goods 11.0%
3M Co.	13,403	1,709,553
A.O. Smith Corp.	3,589	305,209
Acuity Brands, Inc.	923	231,996
Advanced Drainage Systems, Inc.	1,239	219,353
AECOM	4,044	366,427
SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	1,836	173,355
Air Lease Corp., Class A	3,076	152,631
Allegion PLC	2,607	356,664
Allison Transmission Holdings, Inc.	2,621	232,194
AMETEK, Inc.	6,877	1,193,022
API Group Corp. *	6,807	257,917
Armstrong World Industries, Inc.	844	110,902
AZEK Co., Inc., Class A *	1,297	58,222
Boeing Co. *	14,480	2,759,888
Builders FirstSource, Inc. *	3,240	542,279
BWX Technologies, Inc.	2,177	216,590
Carlisle Cos., Inc.	1,229	514,435
Carrier Global Corp.	24,993	1,702,273
Caterpillar, Inc.	12,501	4,327,846
CNH Industrial NV	26,099	277,954
Core & Main, Inc., Class A *	1,728	92,396
Crane Co.	1,466	235,176
Cummins, Inc.	4,070	1,187,626
Curtiss-Wright Corp.	1,138	335,369
Deere & Co.	7,590	2,823,328
Donaldson Co., Inc.	3,591	268,679
Dover Corp.	4,086	752,886
Eaton Corp. PLC	11,896	3,625,782
EMCOR Group, Inc.	841	315,745
Emerson Electric Co.	17,025	1,993,798
Esab Corp.	1,668	169,469
Fastenal Co.	2,652	187,629
Ferguson PLC	5,622	1,251,738
Flowserve Corp.	3,873	195,780
Fortive Corp.	10,481	753,060
Fortune Brands Innovations, Inc.	3,729	301,340
Gates Industrial Corp. PLC *	6,172	114,737
GE Vernova, Inc. *	8,118	1,446,952
Generac Holdings, Inc. *	886	137,932
General Dynamics Corp.	8,135	2,430,006
General Electric Co.	25,464	4,333,973
Graco, Inc.	4,978	423,379
Hayward Holdings, Inc. *	4,349	64,322
Hexcel Corp.	2,440	161,552
Honeywell International, Inc.	16,408	3,359,538
Howmet Aerospace, Inc.	11,333	1,084,568
Hubbell, Inc., Class B	1,590	629,083
Huntington Ingalls Industries, Inc.	1,178	329,816
IDEX Corp.	2,253	469,705
Illinois Tool Works, Inc.	5,514	1,363,502
Ingersoll Rand, Inc.	12,021	1,206,908
ITT, Inc.	2,456	347,426
Johnson Controls International PLC	20,284	1,451,117
L3Harris Technologies, Inc.	5,641	1,279,886
Lincoln Electric Holdings, Inc.	1,192	244,849
Lockheed Martin Corp.	4,326	2,344,346
Masco Corp.	6,542	509,295
MasTec, Inc. *	1,848	203,335
MDU Resources Group, Inc.	5,991	161,398
Middleby Corp. *	1,598	216,657
MSC Industrial Direct Co., Inc., Class A	1,384	123,107
Nordson Corp.	1,689	422,807
Northrop Grumman Corp.	4,159	2,014,287
nVent Electric PLC	4,919	357,267
Oshkosh Corp.	1,956	212,519
Otis Worldwide Corp.	12,034	1,137,213

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Owens Corning	2,565	478,065
PACCAR, Inc.	15,322	1,511,669
Parker-Hannifin Corp.	3,811	2,138,581
Pentair PLC	4,911	431,530
Quanta Services, Inc.	3,003	796,936
RBC Bearings, Inc. *	851	247,505
Regal Rexnord Corp.	1,982	318,468
Rockwell Automation, Inc.	3,100	863,815
RTX Corp.	39,623	4,655,306
Sensata Technologies Holding PLC	4,408	171,868
Simpson Manufacturing Co., Inc.	1,153	221,480
SiteOne Landscape Supply, Inc. *	825	121,011
Snap-on, Inc.	1,539	441,739
Spirit AeroSystems Holdings, Inc., Class A *	2,986	108,243
Stanley Black & Decker, Inc.	4,575	483,212
Textron, Inc.	5,650	524,885
Timken Co.	1,906	165,727
Toro Co.	3,117	298,390
Trane Technologies PLC	4,445	1,485,875
TransDigm Group, Inc.	1,294	1,674,721
United Rentals, Inc.	1,500	1,135,650
Valmont Industries, Inc.	587	175,137
Watsco, Inc.	1,033	505,643
WESCO International, Inc.	1,308	228,835
Westinghouse Air Brake Technologies Corp.	5,210	839,591
WillScot Holdings Corp. *	3,846	157,686
Woodward, Inc.	1,775	276,882
WW Grainger, Inc.	168	164,104
Xylem, Inc.	7,198	960,933
		80,363,480

Commercial & Professional Services 1.3%
Automatic Data Processing, Inc.	889	233,469
Broadridge Financial Solutions, Inc.	310	66,340
CACI International, Inc., Class A *	659	304,115
Cintas Corp.	130	99,312
Clarivate PLC *	12,388	83,495
Clean Harbors, Inc. *	1,537	366,928
Concentrix Corp.	1,401	98,771
Copart, Inc. *	1,744	91,264
Dayforce, Inc. *	3,977	235,757
Dun & Bradstreet Holdings, Inc.	8,859	96,386
Equifax, Inc.	2,924	816,878
FTI Consulting, Inc. *	1,053	229,522
Genpact Ltd.	5,181	179,625
Jacobs Solutions, Inc.	3,702	541,788
KBR, Inc.	3,642	242,521
Leidos Holdings, Inc.	4,025	581,210
ManpowerGroup, Inc.	1,444	110,582
MSA Safety, Inc.	1,111	209,590
Parsons Corp. *	1,349	123,258
Paychex, Inc.	6,141	786,171
Paycom Software, Inc.	570	95,070
Paycor HCM, Inc. *	1,982	24,597
RB Global, Inc.	5,446	433,665
Republic Services, Inc., Class A	6,114	1,188,072
Robert Half, Inc.	3,015	193,533
Science Applications International Corp.	1,507	187,471
SS&C Technologies Holdings, Inc.	6,393	466,369
Stericycle, Inc. *	2,719	159,197
Tetra Tech, Inc.	1,252	266,976
TransUnion	5,443	491,285
Veralto Corp.	4,043	430,822
Vestis Corp.	3,871	50,207
		9,484,246

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 2.1%
Advance Auto Parts, Inc.	1,749	110,764
AutoNation, Inc. *	760	144,947
AutoZone, Inc. *	45	141,016
Bath & Body Works, Inc.	6,745	247,879
Best Buy Co., Inc.	6,399	553,641
CarMax, Inc. *	4,358	367,990
Carvana Co., Class A *	2,051	273,255
Dick's Sporting Goods, Inc.	1,544	334,044
Dillard's, Inc., Class A	93	37,069
eBay, Inc.	15,075	838,321
Etsy, Inc. *	1,226	79,862
Five Below, Inc. *	335	24,368
Floor & Decor Holdings, Inc., Class A *	1,966	192,668
GameStop Corp., Class A *	7,939	179,977
Gap, Inc.	5,920	139,002
Genuine Parts Co.	4,129	607,417
Home Depot, Inc.	5,971	2,198,283
Kohl's Corp.	3,355	72,669
Lithia Motors, Inc., Class A	813	224,656
LKQ Corp.	7,929	329,054
Lowe's Cos., Inc.	17,062	4,188,892
Macy's, Inc.	8,078	139,588
Nordstrom, Inc.	3,037	69,335
Ollie's Bargain Outlet Holdings, Inc. *	1,798	175,557
O'Reilly Automotive, Inc. *	135	152,056
Penske Automotive Group, Inc.	557	96,979
RH *	361	104,719
Ross Stores, Inc.	7,536	1,079,381
TJX Cos., Inc.	13,810	1,560,806
Ulta Beauty, Inc. *	196	71,518
Wayfair, Inc., Class A *	2,723	148,213
Williams-Sonoma, Inc.	1,556	240,682
		15,124,608

Consumer Durables & Apparel 1.4%
Amer Sports, Inc. *	3,672	42,632
Birkenstock Holding PLC *	1,185	70,045
Brunswick Corp.	1,991	162,167
Capri Holdings Ltd. *	3,343	112,124
Carter's, Inc.	1,090	66,000
Columbia Sportswear Co.	971	79,331
Crocs, Inc. *	1,438	193,224
DR Horton, Inc.	8,833	1,589,322
Garmin Ltd.	4,612	789,805
Hasbro, Inc.	525	33,842
Leggett & Platt, Inc.	4,044	53,259
Lennar Corp., Class A	7,498	1,326,621
Mattel, Inc. *	10,106	194,945
Mohawk Industries, Inc. *	1,592	256,423
Newell Brands, Inc.	12,236	105,107
NIKE, Inc., Class B	13,691	1,024,908
NVR, Inc. *	89	766,066
Polaris, Inc.	1,540	128,251
PulteGroup, Inc.	6,231	822,492
PVH Corp.	1,690	172,363
Ralph Lauren Corp., Class A	1,136	199,470
SharkNinja, Inc.	1,564	120,193
Skechers USA, Inc., Class A *	3,696	240,721
Tapestry, Inc.	6,845	274,416
Toll Brothers, Inc.	3,087	440,546
TopBuild Corp. *	870	416,330
Under Armour, Inc., Class A *	11,379	79,312
VF Corp.	10,321	175,044

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	1,561	159,175
YETI Holdings, Inc. *	1,811	74,885
		10,169,019

Consumer Services 1.9%
ADT, Inc.	8,557	66,574
Aramark	7,832	268,403
Booking Holdings, Inc.	62	230,331
Boyd Gaming Corp.	2,022	123,079
Bright Horizons Family Solutions, Inc. *	1,445	173,761
Caesars Entertainment, Inc. *	6,452	257,758
Carnival Corp. *	29,627	493,586
Choice Hotels International, Inc.	132	16,823
Darden Restaurants, Inc.	1,684	246,352
Domino's Pizza, Inc.	677	290,230
DoorDash, Inc., Class A *	1,300	143,936
Dutch Bros, Inc., Class A *	1,681	64,298
Grand Canyon Education, Inc. *	601	93,726
H&R Block, Inc.	3,295	190,912
Hilton Worldwide Holdings, Inc.	3,564	765,084
Hyatt Hotels Corp., Class A	1,104	162,652
Marriott International, Inc., Class A	6,997	1,590,418
Marriott Vacations Worldwide Corp.	1,055	89,232
McDonald's Corp.	20,097	5,333,744
MGM Resorts International *	7,280	312,822
Penn Entertainment, Inc. *	4,402	87,908
Planet Fitness, Inc., Class A *	1,162	85,639
Royal Caribbean Cruises Ltd. *	4,613	722,949
Service Corp. International	4,256	340,097
Starbucks Corp.	7,538	587,587
Travel & Leisure Co.	2,070	95,406
Vail Resorts, Inc.	183	33,308
Wendy's Co.	2,646	44,797
Wyndham Hotels & Resorts, Inc.	2,113	159,996
Wynn Resorts Ltd.	2,833	234,629
Yum! Brands, Inc.	5,178	687,794
		13,993,831

Consumer Staples Distribution & Retail 2.2%
Albertsons Cos., Inc., Class A	12,503	247,935
BJ's Wholesale Club Holdings, Inc. *	3,932	345,859
Casey's General Stores, Inc.	913	354,098
Dollar General Corp.	6,544	787,832
Dollar Tree, Inc. *	6,119	638,456
Grocery Outlet Holding Corp. *	2,942	57,546
Kroger Co.	19,762	1,077,029
Maplebear, Inc. *	5,076	175,071
Performance Food Group Co. *	3,918	270,342
Sysco Corp.	5,619	430,696
Target Corp.	13,785	2,073,402
U.S. Foods Holding Corp. *	6,825	371,212
Walgreens Boots Alliance, Inc.	21,430	254,374
Walmart, Inc.	129,336	8,877,623
		15,961,475

Energy 7.3%
Antero Midstream Corp.	6,130	88,027
Antero Resources Corp. *	8,679	251,865
APA Corp.	10,790	336,540
Baker Hughes Co., Class A	29,731	1,151,184
Cheniere Energy, Inc.	3,354	612,575
Chesapeake Energy Corp.	3,918	299,061
Chevron Corp.	51,342	8,238,851
Chord Energy Corp.	1,844	316,541
Civitas Resources, Inc.	2,137	149,077
ConocoPhillips	34,916	3,882,659
SECURITY	NUMBER OF SHARES	VALUE ($)
Coterra Energy, Inc.	22,017	568,039
Devon Energy Corp.	18,744	881,530
Diamondback Energy, Inc.	5,297	1,071,636
DT Midstream, Inc.	2,912	219,448
EOG Resources, Inc.	17,143	2,173,732
EQT Corp.	16,430	566,999
Exxon Mobil Corp.	133,738	15,859,990
Halliburton Co.	26,259	910,662
Hess Corp.	2,935	450,288
HF Sinclair Corp.	4,851	249,681
Kinder Morgan, Inc.	57,746	1,220,173
Marathon Oil Corp.	16,979	476,261
Marathon Petroleum Corp.	10,493	1,857,471
Matador Resources Co.	3,204	196,982
New Fortress Energy, Inc. (a)	926	18,279
NOV, Inc.	11,806	245,801
Occidental Petroleum Corp.	18,982	1,154,485
ONEOK, Inc.	17,382	1,448,442
Ovintiv, Inc.	7,989	371,009
Permian Resources Corp., Class A	14,809	227,170
Phillips 66	12,623	1,836,394
Range Resources Corp.	7,106	221,920
Schlumberger NV	42,569	2,055,657
Southwestern Energy Co. *	32,352	208,670
TechnipFMC PLC	12,777	376,922
Valero Energy Corp.	9,712	1,570,625
Viper Energy, Inc.	1,881	80,262
Williams Cos., Inc.	36,252	1,556,661
		53,401,569

Equity Real Estate Investment Trusts (REITs) 4.3%
Agree Realty Corp.	2,921	201,461
Alexandria Real Estate Equities, Inc.	5,169	606,272
American Homes 4 Rent, Class A	10,056	362,921
Americold Realty Trust, Inc.	8,506	254,244
AvalonBay Communities, Inc.	4,225	865,787
Brixmor Property Group, Inc.	8,986	228,873
BXP, Inc.	4,686	334,159
Camden Property Trust	3,084	341,553
Cousins Properties, Inc.	4,438	122,089
Crown Castle, Inc.	12,950	1,425,536
CubeSmart	6,676	317,644
Digital Realty Trust, Inc.	9,620	1,438,094
EastGroup Properties, Inc.	1,429	267,209
EPR Properties	2,184	98,280
Equinix, Inc.	2,672	2,111,521
Equity LifeStyle Properties, Inc.	5,490	377,053
Equity Residential	11,250	783,338
Essex Property Trust, Inc.	1,896	527,771
Extra Space Storage, Inc.	6,229	994,273
Federal Realty Investment Trust	2,465	275,217
First Industrial Realty Trust, Inc.	3,895	213,134
Gaming & Leisure Properties, Inc.	7,756	389,351
Healthcare Realty Trust, Inc., Class A	11,215	198,393
Healthpeak Properties, Inc.	21,082	460,009
Highwoods Properties, Inc.	3,158	97,803
Host Hotels & Resorts, Inc.	20,758	363,473
Invitation Homes, Inc.	18,261	644,065
Iron Mountain, Inc.	3,721	381,626
Kilroy Realty Corp.	3,440	127,177
Kimco Realty Corp.	19,600	425,908
Lamar Advertising Co., Class A	1,952	233,967
Medical Properties Trust, Inc. (a)	18,028	86,715
Mid-America Apartment Communities, Inc.	3,451	482,346
National Storage Affiliates Trust	2,091	89,014
NNN REIT, Inc.	5,425	243,528
Omega Healthcare Investors, Inc.	7,378	268,559
Park Hotels & Resorts, Inc.	6,060	91,264

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prologis, Inc.	27,533	3,470,535
Public Storage	3,995	1,182,200
Rayonier, Inc.	4,358	132,178
Realty Income Corp.	25,672	1,474,343
Regency Centers Corp.	5,476	368,754
Rexford Industrial Realty, Inc.	6,435	322,458
SBA Communications Corp., Class A	3,200	702,528
Simon Property Group, Inc.	7,170	1,100,165
STAG Industrial, Inc.	5,338	217,844
Sun Communities, Inc.	3,667	464,719
UDR, Inc.	9,769	391,444
Ventas, Inc.	12,032	655,022
VICI Properties, Inc., Class A	31,052	970,686
Vornado Realty Trust	5,169	155,018
Welltower, Inc.	17,631	1,961,449
Weyerhaeuser Co.	21,746	690,653
WP Carey, Inc.	6,453	373,048
		31,362,671

Financial Services 10.3%
Affiliated Managers Group, Inc.	942	174,854
Affirm Holdings, Inc. *	6,719	190,081
AGNC Investment Corp.	20,835	208,558
Ally Financial, Inc.	7,077	318,536
American Express Co.	10,574	2,675,645
Ameriprise Financial, Inc.	260	111,818
Annaly Capital Management, Inc.	14,942	297,495
Apollo Global Management, Inc.	3,909	489,837
Bank of New York Mellon Corp.	22,308	1,451,582
Berkshire Hathaway, Inc., Class B *	54,545	23,917,983
BlackRock, Inc.	4,399	3,855,724
Block, Inc. *	9,580	592,810
Capital One Financial Corp.	11,279	1,707,641
Carlyle Group, Inc.	6,535	325,051
Cboe Global Markets, Inc.	3,132	574,753
Charles Schwab Corp. (b)	39,813	2,595,409
CME Group, Inc.	10,711	2,074,828
Coinbase Global, Inc., Class A *	948	212,693
Corebridge Financial, Inc.	7,663	226,442
Credit Acceptance Corp. *	40	22,996
Discover Financial Services	7,448	1,072,438
Euronet Worldwide, Inc. *	1,275	130,037
Evercore, Inc., Class A	1,073	268,668
FactSet Research Systems, Inc.	734	303,208
Fidelity National Information Services, Inc.	16,743	1,286,365
Fiserv, Inc. *	11,835	1,935,851
Franklin Resources, Inc.	8,406	192,245
Global Payments, Inc.	7,582	770,634
Goldman Sachs Group, Inc.	6,869	3,496,527
Houlihan Lokey, Inc., Class A	1,378	207,045
Interactive Brokers Group, Inc., Class A	3,094	369,021
Intercontinental Exchange, Inc.	16,930	2,565,911
Invesco Ltd.	10,778	186,028
Jack Henry & Associates, Inc.	2,161	370,568
Janus Henderson Group PLC	3,812	141,921
Jefferies Financial Group, Inc.	3,879	226,805
KKR & Co., Inc.	14,287	1,763,730
Lazard, Inc., Class A	208	10,227
MarketAxess Holdings, Inc.	1,107	247,448
MGIC Investment Corp.	7,869	195,466
Morgan Stanley	32,550	3,359,486
MSCI, Inc., Class A	961	519,670
Nasdaq, Inc.	12,269	830,366
Northern Trust Corp.	6,009	532,698
OneMain Holdings, Inc.	3,329	173,974
PayPal Holdings, Inc. *	31,173	2,050,560
Raymond James Financial, Inc.	5,639	654,124
Rithm Capital Corp.	14,240	165,326
SECURITY	NUMBER OF SHARES	VALUE ($)
Robinhood Markets, Inc., Class A *	19,748	406,216
Rocket Cos., Inc., Class A *	4,207	68,111
S&P Global, Inc.	9,325	4,520,107
SEI Investments Co.	3,035	205,894
SLM Corp.	6,435	146,010
SoFi Technologies, Inc. *	25,592	192,964
Starwood Property Trust, Inc.	8,742	174,403
State Street Corp.	8,979	762,946
Stifel Financial Corp.	2,969	263,261
Synchrony Financial	11,971	608,007
T Rowe Price Group, Inc.	6,533	746,134
TPG, Inc.	1,914	97,595
Tradeweb Markets, Inc., Class A	2,106	235,198
UWM Holdings Corp.	887	7,451
Virtu Financial, Inc., Class A	2,507	68,491
Voya Financial, Inc.	3,039	221,026
Western Union Co.	8,182	97,284
WEX, Inc. *	1,117	204,914
XP, Inc., Class A	10,820	185,130
		75,262,225

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	51,212	2,509,900
Archer-Daniels-Midland Co.	14,687	910,741
Boston Beer Co., Inc., Class A *	220	61,646
Brown-Forman Corp., Class B	6,630	299,411
Bunge Global SA	4,195	441,440
Campbell Soup Co.	5,741	269,023
Coca-Cola Co.	49,396	3,296,689
Coca-Cola Consolidated, Inc.	174	199,385
Conagra Brands, Inc.	14,180	429,938
Constellation Brands, Inc., Class A	4,746	1,163,529
Darling Ingredients, Inc. *	4,677	185,817
Flowers Foods, Inc.	5,523	124,378
Freshpet, Inc. *	935	113,789
General Mills, Inc.	16,823	1,129,496
Hershey Co.	3,786	747,659
Hormel Foods Corp.	8,665	278,233
Ingredion, Inc.	1,963	244,138
J.M. Smucker Co.	3,075	362,696
Kellanova	7,797	453,396
Keurig Dr. Pepper, Inc.	31,582	1,082,631
Kraft Heinz Co.	26,475	932,185
Lamb Weston Holdings, Inc.	2,882	172,978
McCormick & Co., Inc. - Non Voting Shares	7,480	576,035
Molson Coors Beverage Co., Class B	5,229	276,353
Mondelez International, Inc., Class A	39,902	2,727,302
Monster Beverage Corp. *	4,538	233,480
PepsiCo, Inc.	8,603	1,485,480
Philip Morris International, Inc.	46,324	5,334,672
Pilgrim's Pride Corp. *	1,136	46,837
Post Holdings, Inc. *	1,457	159,338
Seaboard Corp.	8	25,983
Tyson Foods, Inc., Class A	8,358	509,002
		26,783,580

Health Care Equipment & Services 7.6%
Abbott Laboratories	51,543	5,460,465
Acadia Healthcare Co., Inc. *	2,684	174,057
Align Technology, Inc. *	931	215,880
Amedisys, Inc. *	934	91,579
Baxter International, Inc.	15,124	541,742
Becton Dickinson & Co.	8,614	2,076,491
Boston Scientific Corp. *	43,767	3,233,506
Cardinal Health, Inc.	2,955	297,953
Centene Corp. *	15,890	1,222,259
Certara, Inc. *	3,648	56,945

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chemed Corp.	400	228,064
Cigna Group	7,550	2,632,458
Cooper Cos., Inc. *	5,798	541,127
CVS Health Corp.	37,585	2,267,503
DENTSPLY SIRONA, Inc.	6,105	165,690
Doximity, Inc., Class A *	3,237	90,636
Edwards Lifesciences Corp. *	14,411	908,614
Elevance Health, Inc.	5,820	3,096,415
Encompass Health Corp.	2,959	275,009
Enovis Corp. *	1,654	78,797
Envista Holdings Corp. *	5,007	85,469
GE HealthCare Technologies, Inc.	11,506	973,753
Globus Medical, Inc., Class A *	3,353	241,282
HCA Healthcare, Inc.	4,348	1,578,541
Henry Schein, Inc. *	3,818	274,667
Hologic, Inc. *	6,864	560,171
Humana, Inc.	3,591	1,298,541
Labcorp Holdings, Inc.	2,498	538,169
Masimo Corp. *	624	66,755
McKesson Corp.	2,228	1,374,721
Medtronic PLC	39,610	3,181,475
Molina Healthcare, Inc. *	632	215,683
Premier, Inc., Class A	3,578	75,066
Quest Diagnostics, Inc.	3,301	469,732
QuidelOrtho Corp. *	1,639	64,396
R1 RCM, Inc. *	4,779	61,554
ResMed, Inc.	3,155	672,804
Solventum Corp. *	4,151	244,411
STERIS PLC	2,940	701,954
Stryker Corp.	7,580	2,482,071
Teleflex, Inc.	1,405	310,393
Tenet Healthcare Corp. *	2,886	432,034
UnitedHealth Group, Inc.	25,542	14,716,279
Universal Health Services, Inc., Class B	1,725	368,736
Zimmer Biomet Holdings, Inc.	6,099	679,124
		55,322,971

Household & Personal Products 1.8%
BellRing Brands, Inc. *	3,844	197,120
Church & Dwight Co., Inc.	7,269	712,435
Colgate-Palmolive Co.	10,896	1,080,774
Coty, Inc., Class A *	11,599	115,410
Estee Lauder Cos., Inc., Class A	4,382	436,491
Kenvue, Inc.	57,042	1,054,707
Kimberly-Clark Corp.	5,901	796,930
Procter & Gamble Co.	54,635	8,783,123
Reynolds Consumer Products, Inc.	1,653	45,986
Spectrum Brands Holdings, Inc.	890	75,303
		13,298,279

Insurance 4.0%
Aflac, Inc.	17,037	1,624,989
Allstate Corp.	6,606	1,130,419
American Financial Group, Inc.	2,146	281,040
American International Group, Inc.	20,074	1,590,463
Aon PLC, Class A	5,849	1,921,455
Arch Capital Group Ltd. *	10,745	1,029,156
Arthur J Gallagher & Co.	5,986	1,696,971
Assurant, Inc.	1,555	271,923
Assured Guaranty Ltd.	1,563	128,744
Axis Capital Holdings Ltd.	2,290	173,468
Brighthouse Financial, Inc. *	1,869	93,207
Brown & Brown, Inc.	3,983	396,030
Chubb Ltd.	12,056	3,323,357
Cincinnati Financial Corp.	4,547	593,929
CNA Financial Corp.	658	32,347
Everest Group Ltd.	1,073	421,550
SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Financial, Inc.	7,720	427,765
First American Financial Corp.	2,947	178,529
Globe Life, Inc.	2,776	257,446
Hanover Insurance Group, Inc.	1,053	144,777
Hartford Financial Services Group, Inc.	8,842	980,755
Kemper Corp.	1,782	114,155
Lincoln National Corp.	5,018	167,099
Loews Corp.	5,390	430,931
Markel Group, Inc. *	291	476,905
Marsh & McLennan Cos., Inc.	12,678	2,821,743
MetLife, Inc.	17,759	1,364,779
Old Republic International Corp.	7,540	261,035
Primerica, Inc.	1,034	260,330
Principal Financial Group, Inc.	6,967	567,880
Progressive Corp.	2,726	583,691
Prudential Financial, Inc.	10,707	1,341,801
Reinsurance Group of America, Inc.	1,955	440,716
RenaissanceRe Holdings Ltd.	1,545	358,301
RLI Corp.	1,147	172,727
Travelers Cos., Inc.	6,806	1,473,091
Unum Group	5,697	327,748
W.R. Berkley Corp.	9,230	508,850
White Mountains Insurance Group Ltd.	75	133,950
Willis Towers Watson PLC	3,044	859,260
		29,363,312

Materials 4.5%
Air Products & Chemicals, Inc.	6,613	1,744,840
Albemarle Corp.	3,500	327,845
Alcoa Corp.	7,469	246,776
Amcor PLC	42,783	450,505
AptarGroup, Inc.	1,973	289,992
Ashland, Inc.	1,473	142,365
ATI, Inc. *	3,696	250,256
Avery Dennison Corp.	1,489	322,860
Axalta Coating Systems Ltd. *	6,600	235,290
Ball Corp.	9,244	590,044
Berry Global Group, Inc.	3,473	228,246
Celanese Corp., Class A	2,474	349,205
CF Industries Holdings, Inc.	5,574	425,798
Chemours Co.	4,038	97,598
Cleveland-Cliffs, Inc. *	9,292	142,632
Corteva, Inc.	20,836	1,168,900
CRH PLC	20,467	1,754,022
Crown Holdings, Inc.	3,491	309,652
Dow, Inc.	20,964	1,141,909
DuPont de Nemours, Inc.	12,457	1,042,651
Eagle Materials, Inc.	251	68,347
Eastman Chemical Co.	3,487	360,312
Ecolab, Inc.	987	227,691
Element Solutions, Inc.	6,601	177,897
FMC Corp.	3,734	217,916
Freeport-McMoRan, Inc.	42,639	1,936,237
Graphic Packaging Holding Co.	9,101	273,940
Huntsman Corp.	4,932	118,023
International Flavors & Fragrances, Inc.	7,618	757,839
International Paper Co.	10,298	478,651
Linde PLC	14,317	6,492,759
Louisiana-Pacific Corp.	591	58,013
LyondellBasell Industries NV, Class A	7,754	771,213
Martin Marietta Materials, Inc.	1,724	1,022,935
Mosaic Co.	9,559	284,571
MP Materials Corp. *	3,972	53,701
NewMarket Corp.	198	111,052
Newmont Corp.	34,390	1,687,517
Nucor Corp.	7,140	1,163,392
Olin Corp.	3,522	160,638
Packaging Corp. of America	2,634	526,458

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
PPG Industries, Inc.	6,961	883,908
Reliance, Inc.	1,697	516,838
Royal Gold, Inc.	1,964	271,268
RPM International, Inc.	2,934	356,364
Scotts Miracle-Gro Co.	1,290	101,394
Sealed Air Corp.	4,059	154,445
Sherwin-Williams Co.	616	216,093
Silgan Holdings, Inc.	2,431	125,026
Smurfit WestRock PLC	7,618	341,591
Sonoco Products Co.	2,889	155,775
Steel Dynamics, Inc.	4,412	587,767
U.S. Steel Corp.	6,660	273,659
Vulcan Materials Co.	2,925	802,942
Westlake Corp.	989	146,234
		33,143,792

Media & Entertainment 2.4%
Charter Communications, Inc., Class A *	2,795	1,061,317
Comcast Corp., Class A	115,967	4,785,958
Electronic Arts, Inc.	7,966	1,202,388
Fox Corp., Class A	10,746	408,778
IAC, Inc. *	2,183	115,284
Interpublic Group of Cos., Inc.	11,231	361,301
Liberty Broadband Corp., Class C *	2,823	190,242
Liberty Media Corp.-Liberty Formula One, Class C *	4,160	336,419
Liberty Media Corp.-Liberty Live, Class C *	1,986	77,494
Liberty Media Corp.-Liberty SiriusXM, Class C *	6,439	144,942
Madison Square Garden Sports Corp. *	502	100,606
Match Group, Inc. *	7,916	301,916
New York Times Co., Class A	4,809	257,714
News Corp., Class A	14,807	408,377
Nexstar Media Group, Inc., Class A	556	102,743
Omnicom Group, Inc.	5,750	563,730
Paramount Global, Class B	18,261	208,541
Playtika Holding Corp.	2,121	16,183
Roku, Inc. *	3,169	184,468
Sirius XM Holdings, Inc. (a)	18,542	63,970
Take-Two Interactive Software, Inc. *	4,998	752,349
TKO Group Holdings, Inc.	2,042	223,293
TripAdvisor, Inc. *	3,105	54,741
Trump Media & Technology Group Corp. *(a)	655	18,825
Walt Disney Co.	54,731	5,127,747
Warner Bros Discovery, Inc. *	72,470	626,866
ZoomInfo Technologies, Inc., Class A *	9,183	104,319
		17,800,511

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
10X Genomics, Inc., Class A *	1,035	21,394
AbbVie, Inc.	29,988	5,557,376
Agilent Technologies, Inc.	8,725	1,233,715
Alnylam Pharmaceuticals, Inc. *	416	98,783
Amgen, Inc.	3,532	1,174,284
Avantor, Inc. *	20,177	539,735
Azenta, Inc. *	1,659	103,339
Biogen, Inc. *	4,339	925,075
BioMarin Pharmaceutical, Inc. *	5,612	473,260
Bio-Rad Laboratories, Inc., Class A *	569	192,527
Bio-Techne Corp.	4,628	377,599
Bristol-Myers Squibb Co.	60,440	2,874,526
Bruker Corp.	1,162	79,609
Catalent, Inc. *	5,400	320,436
Charles River Laboratories International, Inc. *	1,523	371,764
Danaher Corp.	19,726	5,465,680
Elanco Animal Health, Inc. *	14,522	189,367
SECURITY	NUMBER OF SHARES	VALUE ($)
Exact Sciences Corp. *	3,256	148,734
Exelixis, Inc. *	1,452	34,049
Fortrea Holdings, Inc. *	2,443	67,402
Gilead Sciences, Inc.	37,189	2,828,595
GRAIL, Inc. *	829	12,750
Illumina, Inc. *	4,731	580,021
Incyte Corp. *	5,199	338,299
Ionis Pharmaceuticals, Inc. *	311	15,382
IQVIA Holdings, Inc. *	4,762	1,172,547
Jazz Pharmaceuticals PLC *	1,795	197,899
Johnson & Johnson	71,885	11,347,047
Mettler-Toledo International, Inc. *	629	956,728
Moderna, Inc. *	9,626	1,147,612
Organon & Co.	7,589	165,896
Perrigo Co. PLC	3,986	112,684
Pfizer, Inc.	168,948	5,159,672
QIAGEN NV *	6,601	293,679
Regeneron Pharmaceuticals, Inc. *	2,852	3,077,850
Repligen Corp. *	1,408	235,629
Revvity, Inc.	3,662	459,984
Roivant Sciences Ltd. *	10,338	112,167
Royalty Pharma PLC, Class A	11,669	328,716
Sotera Health Co. *	3,811	52,859
Thermo Fisher Scientific, Inc.	11,380	6,979,809
United Therapeutics Corp. *	1,299	406,964
Vertex Pharmaceuticals, Inc. *	3,852	1,909,513
Viatris, Inc.	35,321	425,971
Waters Corp. *	690	232,033
West Pharmaceutical Services, Inc.	855	261,775
Zoetis, Inc.	2,382	428,855
		59,489,590

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A *	9,111	1,026,901
CoStar Group, Inc. *	12,089	943,184
Howard Hughes Holdings, Inc. *	936	69,423
Jones Lang LaSalle, Inc. *	977	245,129
Zillow Group, Inc., Class C *	6,100	297,070
		2,581,707

Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc. *	16,310	2,356,469
Allegro MicroSystems, Inc. *	2,178	52,359
Amkor Technology, Inc.	3,325	108,595
Analog Devices, Inc.	14,765	3,416,326
Applied Materials, Inc.	2,006	425,673
Astera Labs, Inc. *(a)	635	27,838
Cirrus Logic, Inc. *	1,614	210,595
First Solar, Inc. *	3,179	686,632
GLOBALFOUNDRIES, Inc. *	2,900	147,929
Intel Corp.	126,983	3,903,457
Lattice Semiconductor Corp. *	554	29,362
MACOM Technology Solutions Holdings, Inc. *	1,645	166,013
Marvell Technology, Inc.	23,487	1,573,159
Microchip Technology, Inc.	15,795	1,402,280
Micron Technology, Inc.	32,848	3,607,367
MKS Instruments, Inc.	1,886	237,447
ON Semiconductor Corp. *	12,787	1,000,583
Onto Innovation, Inc. *	1,092	208,900
Qorvo, Inc. *	2,871	343,946
QUALCOMM, Inc.	2,063	373,300
Skyworks Solutions, Inc.	4,769	541,854
Teradyne, Inc.	416	54,563
Texas Instruments, Inc.	23,841	4,859,034

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Universal Display Corp.	682	151,827
Wolfspeed, Inc. *	3,638	68,576
		25,954,084

Software & Services 3.1%
Accenture PLC, Class A	18,698	6,181,933
Akamai Technologies, Inc. *	4,478	440,098
Amdocs Ltd.	3,421	299,235
ANSYS, Inc. *	2,599	815,124
Aspen Technology, Inc. *	793	149,044
Bill Holdings, Inc. *	2,268	113,309
CCC Intelligent Solutions Holdings, Inc. *	13,149	134,909
Cognizant Technology Solutions Corp., Class A	14,826	1,122,032
Dolby Laboratories, Inc., Class A	1,724	135,782
DoubleVerify Holdings, Inc. *	1,919	40,529
Dropbox, Inc., Class A *	5,094	121,848
DXC Technology Co. *	5,328	108,371
EPAM Systems, Inc. *	1,554	334,312
Fair Isaac Corp. *	111	177,600
Fortinet, Inc. *	3,489	202,502
Gen Digital, Inc.	16,744	435,177
Globant SA *	317	61,723
Guidewire Software, Inc. *	1,316	197,492
HashiCorp, Inc., Class A *	637	21,499
Informatica, Inc., Class A *	1,941	46,468
International Business Machines Corp.	27,337	5,252,531
Kyndryl Holdings, Inc. *	6,706	180,190
MicroStrategy, Inc., Class A *	436	703,896
nCino, Inc. *	954	31,253
Nutanix, Inc., Class A *	5,201	262,702
Okta, Inc. *	2,560	240,486
PTC, Inc. *	1,394	247,923
Roper Technologies, Inc.	3,181	1,732,850
Salesforce, Inc.	4,247	1,099,124
SentinelOne, Inc., Class A *	5,673	129,912
Twilio, Inc., Class A *	4,183	247,341
Tyler Technologies, Inc. *	193	109,645
UiPath, Inc., Class A *	1,663	20,239
Unity Software, Inc. *	5,005	81,882
VeriSign, Inc. *	2,414	451,442
Zoom Video Communications, Inc., Class A *	7,413	447,745
		22,378,148

Technology Hardware & Equipment 2.4%
Amphenol Corp., Class A	14,675	943,016
Arrow Electronics, Inc. *	1,588	196,420
Avnet, Inc.	2,648	142,357
CDW Corp.	1,986	433,167
Ciena Corp. *	4,318	227,731
Cisco Systems, Inc.	120,825	5,853,971
Cognex Corp.	4,869	241,600
Coherent Corp. *	3,952	275,375
Corning, Inc.	22,830	913,428
Crane NXT Co.	1,488	93,565
Dell Technologies, Inc., Class C	6,213	706,294
F5, Inc. *	1,744	355,148
Hewlett Packard Enterprise Co.	38,647	769,462
HP, Inc.	22,082	796,939
IPG Photonics Corp. *	863	69,385
Jabil, Inc.	3,213	362,009
Juniper Networks, Inc.	9,579	361,033
Keysight Technologies, Inc. *	5,193	724,787
Littelfuse, Inc.	720	192,319
Lumentum Holdings, Inc. *	1,969	101,955
Motorola Solutions, Inc.	2,573	1,026,421
SECURITY	NUMBER OF SHARES	VALUE ($)
NetApp, Inc.	3,383	429,573
Pure Storage, Inc., Class A *	1,079	64,665
TD SYNNEX Corp.	2,254	268,609
Teledyne Technologies, Inc. *	1,402	591,448
Trimble, Inc. *	7,247	395,251
Ubiquiti, Inc.	70	12,990
Vontier Corp.	4,555	178,693
Western Digital Corp. *	9,725	652,061
Zebra Technologies Corp., Class A *	1,197	420,374
		17,800,046

Telecommunication Services 1.7%
AT&T, Inc.	213,919	4,117,941
Frontier Communications Parent, Inc. *	7,371	215,970
GCI Liberty, Inc. *(c)	2,247	0
Iridium Communications, Inc.	3,309	94,968
Liberty Global Ltd., Class C *	9,865	198,385
T-Mobile U.S., Inc.	14,418	2,628,113
Verizon Communications, Inc.	125,575	5,088,299
		12,343,676

Transportation 2.1%
Alaska Air Group, Inc. *	3,701	138,899
American Airlines Group, Inc. *	17,918	190,648
Avis Budget Group, Inc.	317	32,020
CH Robinson Worldwide, Inc.	3,424	304,907
CSX Corp.	58,214	2,043,311
Delta Air Lines, Inc.	19,187	825,425
Expeditors International of Washington, Inc.	3,515	438,742
FedEx Corp.	6,745	2,038,676
GXO Logistics, Inc. *	3,463	193,859
JB Hunt Transport Services, Inc.	2,472	428,027
Kirby Corp. *	1,742	214,057
Knight-Swift Transportation Holdings, Inc.	4,685	255,005
Landstar System, Inc.	1,068	203,187
Lyft, Inc., Class A *	3,410	41,090
Norfolk Southern Corp.	6,733	1,680,287
Ryder System, Inc.	1,271	178,143
Saia, Inc. *	325	135,801
Schneider National, Inc., Class B	1,423	38,293
Southwest Airlines Co.	17,756	478,347
U-Haul Holding Co., Non Voting Shares	1,812	115,479
Union Pacific Corp.	9,471	2,336,780
United Airlines Holdings, Inc. *	9,732	442,027
United Parcel Service, Inc., Class B	21,721	2,831,767
		15,584,777

Utilities 4.5%
AES Corp.	21,125	375,814
Alliant Energy Corp.	7,624	424,352
Ameren Corp.	7,944	629,721
American Electric Power Co., Inc.	15,710	1,541,465
American Water Works Co., Inc.	5,809	826,969
Atmos Energy Corp.	4,467	571,240
Avangrid, Inc.	2,150	76,691
Brookfield Renewable Corp., Class A	3,986	112,007
CenterPoint Energy, Inc.	18,813	522,061
Clearway Energy, Inc., Class C	3,448	91,993
CMS Energy Corp.	8,838	572,702
Consolidated Edison, Inc.	10,316	1,006,016
Constellation Energy Corp.	7,890	1,497,522
Dominion Energy, Inc.	24,964	1,334,576
DTE Energy Co.	6,162	742,706
Duke Energy Corp.	22,990	2,512,117
Edison International	11,331	906,593
Entergy Corp.	6,354	736,873

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Essential Utilities, Inc.	7,516	305,525
Evergy, Inc.	6,633	384,714
Eversource Energy	10,477	680,062
Exelon Corp.	29,804	1,108,709
FirstEnergy Corp.	17,163	719,301
IDACORP, Inc.	1,491	145,745
National Fuel Gas Co.	2,687	157,431
NextEra Energy, Inc.	61,272	4,680,568
NiSource, Inc.	13,348	417,125
NRG Energy, Inc.	3,777	283,917
OGE Energy Corp.	5,990	232,232
PG&E Corp.	63,676	1,162,087
Pinnacle West Capital Corp.	3,392	290,321
PPL Corp.	22,035	654,880
Public Service Enterprise Group, Inc.	14,854	1,184,904
Sempra	18,872	1,510,892
Southern Co.	32,630	2,725,258
UGI Corp.	6,189	153,364
WEC Energy Group, Inc.	9,421	810,771
Xcel Energy, Inc.	16,567	965,525
		33,054,749
Total Common Stocks (Cost $521,486,290)		725,545,717

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell 1000 Value ETF	5,500	1,008,645
Total Investment Companies (Cost $955,644)		1,008,645

SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)	2,234,895	2,234,895
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (d)(e)	296,781	296,781
		2,531,676
Total Short-Term Investments (Cost $2,531,676)		2,531,676
Total Investments in Securities (Cost $524,973,610)		729,086,038

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/20/24	11	3,056,900	(9,273)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $285,794.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended July 31, 2024:
SECURITY	VALUE AT 10/31/23	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/24	BALANCE OF SHARES HELD AT 7/31/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.4% OF NET ASSETS

Financial Services 0.4%
Charles Schwab Corp.	$2,523,420	$525,016	($1,147,148 )	$144,891	$549,230	$2,595,409	39,813	$36,085

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$713,202,041	$—	$—	$713,202,041
Telecommunication Services	12,343,676	—	0 *	12,343,676
Investment Companies [1]	1,008,645	—	—	1,008,645
Short-Term Investments [1]	2,531,676	—	—	2,531,676
Liabilities
Futures Contracts [2]	(9,273)	—	—	(9,273)
Total	$729,076,765	$—	$0	$729,076,765

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab U.S. Mid-Cap Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	37,224	2,582,973
BorgWarner, Inc.	31,435	1,109,970
Gentex Corp.	31,615	981,962
Harley-Davidson, Inc.	16,587	622,013
Lear Corp.	7,716	941,661
Lucid Group, Inc. *(a)	121,967	429,324
QuantumScape Corp., Class A *	47,605	307,528
Rivian Automotive, Inc., Class A *	112,479	1,845,780
Thor Industries, Inc.	6,951	737,779
		9,558,990

Banks 2.8%
Bank OZK	14,525	681,077
BOK Financial Corp.	3,058	314,485
Citizens Financial Group, Inc.	62,464	2,665,339
Columbia Banking System, Inc.	28,498	745,508
Comerica, Inc.	18,120	993,157
Commerce Bancshares, Inc.	16,283	1,053,673
Cullen/Frost Bankers, Inc.	8,038	940,928
East West Bancorp, Inc.	18,857	1,657,342
Fifth Third Bancorp	93,353	3,952,566
First Citizens BancShares, Inc., Class A	1,638	3,419,636
First Hawaiian, Inc.	17,216	431,089
First Horizon Corp.	74,609	1,248,208
FNB Corp.	48,615	745,754
Huntington Bancshares, Inc.	197,367	2,950,637
KeyCorp	126,508	2,040,574
M&T Bank Corp.	22,718	3,911,358
NU Holdings Ltd., Class A *	435,037	5,276,999
Pinnacle Financial Partners, Inc.	10,359	997,779
Popular, Inc.	9,748	1,000,437
Prosperity Bancshares, Inc.	12,261	889,168
Regions Financial Corp.	125,592	2,809,493
Synovus Financial Corp.	19,947	932,522
TFS Financial Corp.	7,027	95,286
Webster Financial Corp.	23,328	1,157,535
Western Alliance Bancorp	14,674	1,180,670
Wintrust Financial Corp.	8,869	959,626
Zions Bancorp NA	19,766	1,021,309
		44,072,155

Capital Goods 11.6%
A.O. Smith Corp.	16,427	1,396,952
AAON, Inc.	9,334	826,339
Acuity Brands, Inc.	4,209	1,057,932
Advanced Drainage Systems, Inc.	9,083	1,608,054
AECOM	18,552	1,680,997
AGCO Corp.	8,506	803,137
Air Lease Corp., Class A	14,254	707,283
Allegion PLC	11,955	1,635,564
Allison Transmission Holdings, Inc.	11,946	1,058,296
AMETEK, Inc.	31,562	5,475,376
API Group Corp. *	31,085	1,177,811
Armstrong World Industries, Inc.	5,938	780,253
Axon Enterprise, Inc. *	9,816	2,944,898
SECURITY	NUMBER OF SHARES	VALUE ($)
AZEK Co., Inc., Class A *	19,622	880,832
Builders FirstSource, Inc. *	16,404	2,745,537
BWX Technologies, Inc.	12,461	1,239,745
Carlisle Cos., Inc.	6,505	2,722,863
CNH Industrial NV	119,324	1,270,801
Comfort Systems USA, Inc.	4,804	1,596,946
Core & Main, Inc., Class A *	22,676	1,212,486
Crane Co.	6,684	1,072,247
Cummins, Inc.	18,679	5,450,532
Curtiss-Wright Corp.	5,214	1,536,566
Donaldson Co., Inc.	16,412	1,227,946
Dover Corp.	18,746	3,454,138
EMCOR Group, Inc.	6,355	2,385,921
Esab Corp.	7,729	785,266
Fastenal Co.	78,257	5,536,683
Ferguson PLC	27,657	6,157,831
Flowserve Corp.	17,947	907,221
Fortive Corp.	48,104	3,456,272
Fortune Brands Innovations, Inc.	17,047	1,377,568
Gates Industrial Corp. PLC *	28,010	520,706
Generac Holdings, Inc. *	8,047	1,252,757
Graco, Inc.	22,863	1,944,498
Hayward Holdings, Inc. *	19,343	286,083
HEICO Corp.	14,783	3,567,729
Hexcel Corp.	11,308	748,703
Howmet Aerospace, Inc.	55,396	5,301,397
Hubbell, Inc., Class B	7,319	2,895,762
Huntington Ingalls Industries, Inc.	5,398	1,511,332
IDEX Corp.	10,355	2,158,810
Ingersoll Rand, Inc.	55,174	5,539,470
ITT, Inc.	11,261	1,592,981
L3Harris Technologies, Inc.	25,891	5,874,409
Lennox International, Inc.	4,381	2,556,314
Lincoln Electric Holdings, Inc.	7,543	1,549,408
Loar Holdings, Inc. *(a)	1,369	85,563
Masco Corp.	30,081	2,341,806
MasTec, Inc. *	8,564	942,297
MDU Resources Group, Inc.	27,760	747,854
Middleby Corp. *	7,278	986,751
MSC Industrial Direct Co., Inc., Class A	6,305	560,830
Nordson Corp.	7,756	1,941,559
nVent Electric PLC	22,578	1,639,840
Oshkosh Corp.	8,916	968,723
Otis Worldwide Corp.	55,232	5,219,424
Owens Corning	11,792	2,197,793
Pentair PLC	22,567	1,982,962
Quanta Services, Inc.	19,857	5,269,651
RBC Bearings, Inc. *	3,885	1,129,913
Regal Rexnord Corp.	9,073	1,457,850
Rockwell Automation, Inc.	15,668	4,365,888
Sensata Technologies Holding PLC	20,424	796,332
Simpson Manufacturing Co., Inc.	5,793	1,112,777
SiteOne Landscape Supply, Inc. *	6,095	894,015
Snap-on, Inc.	7,072	2,029,876
Spirit AeroSystems Holdings, Inc., Class A *	15,870	575,288
Stanley Black & Decker, Inc.	21,008	2,218,865
Textron, Inc.	26,001	2,415,493
Timken Co.	8,832	767,942
Toro Co.	14,273	1,366,354
Trex Co., Inc. *	14,814	1,238,895

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
United Rentals, Inc.	9,084	6,877,496
Valmont Industries, Inc.	2,720	811,539
Vertiv Holdings Co., Class A	48,942	3,851,735
Watsco, Inc.	4,727	2,313,819
WESCO International, Inc.	5,961	1,042,877
Westinghouse Air Brake Technologies Corp.	23,914	3,853,741
WillScot Holdings Corp. *	25,242	1,034,922
Woodward, Inc.	8,133	1,268,667
WW Grainger, Inc.	5,949	5,811,043
Xylem, Inc.	33,035	4,410,173
		180,001,205

Commercial & Professional Services 3.6%
Booz Allen Hamilton Holding Corp., Class A	17,503	2,508,355
Broadridge Financial Solutions, Inc.	16,007	3,425,498
CACI International, Inc., Class A *	3,017	1,392,285
Clarivate PLC *	56,179	378,646
Clean Harbors, Inc. *	7,046	1,682,092
Concentrix Corp.	6,491	457,616
Dayforce, Inc. *	20,257	1,200,835
Dun & Bradstreet Holdings, Inc.	41,336	449,736
Equifax, Inc.	16,794	4,691,740
FTI Consulting, Inc. *	4,807	1,047,782
Genpact Ltd.	24,009	832,392
Jacobs Solutions, Inc.	17,041	2,493,950
KBR, Inc.	18,191	1,211,339
Leidos Holdings, Inc.	18,429	2,661,148
ManpowerGroup, Inc.	6,533	500,297
MSA Safety, Inc.	5,058	954,192
Parsons Corp. *	6,253	571,337
Paychex, Inc.	43,968	5,628,783
Paycom Software, Inc.	6,960	1,160,858
Paycor HCM, Inc. *	10,167	126,172
Paylocity Holding Corp. *	5,992	899,219
RB Global, Inc.	25,028	1,992,980
Robert Half, Inc.	13,968	896,606
Rollins, Inc.	38,197	1,830,018
Science Applications International Corp.	6,984	868,810
SS&C Technologies Holdings, Inc.	29,376	2,142,979
Stericycle, Inc. *	12,599	737,671
Tetra Tech, Inc.	7,285	1,553,453
TransUnion	26,525	2,394,147
Veralto Corp.	33,762	3,597,679
Verisk Analytics, Inc., Class A	19,472	5,096,796
Vestis Corp.	17,928	232,526
		55,617,937

Consumer Discretionary Distribution & Retail 3.4%
Advance Auto Parts, Inc.	8,136	515,253
AutoNation, Inc. *	3,531	673,432
Bath & Body Works, Inc.	30,755	1,130,246
Best Buy Co., Inc.	29,466	2,549,398
Burlington Stores, Inc. *	8,668	2,256,454
CarMax, Inc. *	21,488	1,814,447
Carvana Co., Class A *	14,413	1,920,244
Coupang, Inc., Class A *	158,333	3,285,410
Dick's Sporting Goods, Inc.	7,779	1,682,987
Dillard's, Inc., Class A	421	167,806
eBay, Inc.	69,192	3,847,767
Etsy, Inc. *	15,897	1,035,531
Five Below, Inc. *	7,430	540,458
Floor & Decor Holdings, Inc., Class A *	14,349	1,406,202
GameStop Corp., Class A *	36,785	833,916
Gap, Inc.	27,432	644,103
Genuine Parts Co.	19,011	2,796,708
SECURITY	NUMBER OF SHARES	VALUE ($)
Kohl's Corp.	15,120	327,499
Lithia Motors, Inc., Class A	3,703	1,023,250
LKQ Corp.	36,373	1,509,480
Macy's, Inc.	37,430	646,790
Murphy USA, Inc.	2,574	1,299,664
Nordstrom, Inc.	13,518	308,616
Ollie's Bargain Outlet Holdings, Inc. *	8,332	813,537
Penske Automotive Group, Inc.	2,522	439,105
Pool Corp.	5,095	1,905,734
RH *	2,035	590,313
Ross Stores, Inc.	44,979	6,442,342
Tractor Supply Co.	14,746	3,882,917
Ulta Beauty, Inc. *	6,541	2,386,746
Valvoline, Inc. *	17,654	820,911
Wayfair, Inc., Class A *	12,617	686,743
Williams-Sonoma, Inc.	17,396	2,690,813
		52,874,822

Consumer Durables & Apparel 3.1%
Amer Sports, Inc. *	16,483	191,368
Birkenstock Holding PLC *	5,317	314,288
Brunswick Corp.	9,227	751,539
Capri Holdings Ltd. *	15,506	520,071
Carter's, Inc.	4,949	299,662
Columbia Sportswear Co.	4,493	367,078
Crocs, Inc. *	8,128	1,092,159
Deckers Outdoor Corp. *	3,491	3,220,901
DR Horton, Inc.	40,542	7,294,722
Garmin Ltd.	21,169	3,625,191
Hasbro, Inc.	19,008	1,225,256
Leggett & Platt, Inc.	18,280	240,748
Lennar Corp., Class A	34,417	6,089,400
Mattel, Inc. *	46,826	903,274
Mohawk Industries, Inc. *	7,253	1,168,241
Newell Brands, Inc.	56,698	487,036
NVR, Inc. *	407	3,503,244
Polaris, Inc.	7,151	595,535
PulteGroup, Inc.	28,593	3,774,276
PVH Corp.	7,830	798,582
Ralph Lauren Corp., Class A	5,263	924,130
SharkNinja, Inc.	9,046	695,185
Skechers USA, Inc., Class A *	18,474	1,203,212
Tapestry, Inc.	31,300	1,254,817
Tempur Sealy International, Inc.	22,932	1,200,490
Toll Brothers, Inc.	14,178	2,023,342
TopBuild Corp. *	4,341	2,077,342
Under Armour, Inc., Class A *	51,786	360,949
VF Corp.	47,824	811,095
Whirlpool Corp.	7,232	737,447
YETI Holdings, Inc. *	11,641	481,355
		48,231,935

Consumer Services 3.6%
ADT, Inc.	39,106	304,245
Aramark	35,791	1,226,558
Boyd Gaming Corp.	9,309	566,639
Bright Horizons Family Solutions, Inc. *	7,877	947,209
Caesars Entertainment, Inc. *	29,398	1,174,450
Carnival Corp. *	136,418	2,272,724
Cava Group, Inc. *	10,312	868,477
Choice Hotels International, Inc. (a)	3,937	501,771
Churchill Downs, Inc.	9,523	1,367,122
Darden Restaurants, Inc.	16,272	2,380,431
Domino's Pizza, Inc.	4,753	2,037,611
DraftKings, Inc., Class A *	60,750	2,244,712
Duolingo, Inc. *	5,014	862,107
Dutch Bros, Inc., Class A *	12,513	478,622

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Expedia Group, Inc. *	17,285	2,206,776
Grand Canyon Education, Inc. *	4,009	625,203
H&R Block, Inc.	18,968	1,099,006
Hilton Worldwide Holdings, Inc.	33,590	7,210,765
Hyatt Hotels Corp., Class A	5,985	881,770
Las Vegas Sands Corp.	48,940	1,941,450
Light & Wonder, Inc. *	12,335	1,322,312
Marriott Vacations Worldwide Corp.	4,757	402,347
MGM Resorts International *	33,333	1,432,319
Norwegian Cruise Line Holdings Ltd. *	58,509	1,078,321
Penn Entertainment, Inc. *	20,644	412,261
Planet Fitness, Inc., Class A *	11,896	876,735
Royal Caribbean Cruises Ltd. *	32,411	5,079,452
Service Corp. International	19,497	1,558,005
Texas Roadhouse, Inc., Class A	9,114	1,591,395
Travel & Leisure Co.	9,358	431,310
Vail Resorts, Inc.	5,190	944,632
Wendy's Co.	23,586	399,311
Wingstop, Inc.	4,010	1,499,259
Wyndham Hotels & Resorts, Inc.	10,722	811,870
Wynn Resorts Ltd.	13,964	1,156,498
Yum! Brands, Inc.	38,520	5,116,612
		55,310,287

Consumer Staples Distribution & Retail 1.7%
Albertsons Cos., Inc., Class A	57,119	1,132,670
BJ's Wholesale Club Holdings, Inc. *	18,030	1,585,919
Casey's General Stores, Inc.	5,059	1,962,083
Dollar General Corp.	30,034	3,615,793
Dollar Tree, Inc. *	28,034	2,925,067
Grocery Outlet Holding Corp. *	13,253	259,229
Kroger Co.	90,704	4,943,368
Maplebear, Inc. *	23,520	811,205
Performance Food Group Co. *	20,887	1,441,203
Sysco Corp.	68,098	5,219,712
U.S. Foods Holding Corp. *	31,310	1,702,951
Walgreens Boots Alliance, Inc.	97,865	1,161,657
		26,760,857

Energy 5.4%
Antero Midstream Corp.	46,328	665,270
Antero Resources Corp. *	39,649	1,150,614
APA Corp.	49,461	1,542,689
Baker Hughes Co., Class A	136,458	5,283,654
Cheniere Energy, Inc.	31,397	5,734,348
Chesapeake Energy Corp.	17,941	1,369,437
Chord Energy Corp.	8,446	1,449,840
Civitas Resources, Inc.	13,659	952,852
Coterra Energy, Inc.	101,415	2,616,507
Devon Energy Corp.	86,029	4,045,944
Diamondback Energy, Inc.	24,310	4,918,156
DT Midstream, Inc.	13,273	1,000,253
EQT Corp.	80,563	2,780,229
Halliburton Co.	120,521	4,179,668
Hess Corp.	38,193	5,859,570
HF Sinclair Corp.	22,144	1,139,752
Kinder Morgan, Inc.	265,040	5,600,295
Marathon Oil Corp.	78,082	2,190,200
Matador Resources Co.	16,066	987,738
New Fortress Energy, Inc. (a)	8,731	172,350
NOV, Inc.	53,819	1,120,512
ONEOK, Inc.	79,777	6,647,817
Ovintiv, Inc.	36,661	1,702,537
Permian Resources Corp., Class A	85,833	1,316,678
Range Resources Corp.	32,404	1,011,977
Southwestern Energy Co. *	149,909	966,913
Targa Resources Corp.	30,040	4,063,811
SECURITY	NUMBER OF SHARES	VALUE ($)
TechnipFMC PLC	58,622	1,729,349
Texas Pacific Land Corp.	2,567	2,168,858
Viper Energy, Inc.	12,482	532,607
Weatherford International PLC *	9,863	1,162,453
Williams Cos., Inc.	166,389	7,144,744
		83,207,622

Equity Real Estate Investment Trusts (REITs) 7.0%
Agree Realty Corp.	13,536	933,578
Alexandria Real Estate Equities, Inc.	23,679	2,777,310
American Homes 4 Rent, Class A	46,149	1,665,517
Americold Realty Trust, Inc.	38,838	1,160,868
AvalonBay Communities, Inc.	19,392	3,973,809
Brixmor Property Group, Inc.	40,955	1,043,124
BXP, Inc.	21,465	1,530,669
Camden Property Trust	14,143	1,566,337
Cousins Properties, Inc.	20,704	569,567
Crown Castle, Inc.	59,436	6,542,715
CubeSmart	30,582	1,455,092
Digital Realty Trust, Inc.	44,152	6,600,283
EastGroup Properties, Inc.	6,529	1,220,858
EPR Properties	10,212	459,540
Equity LifeStyle Properties, Inc.	25,187	1,729,843
Equity Residential	51,636	3,595,415
Essex Property Trust, Inc.	8,726	2,428,969
Extra Space Storage, Inc.	28,592	4,563,855
Federal Realty Investment Trust	11,265	1,257,737
First Industrial Realty Trust, Inc.	18,050	987,696
Gaming & Leisure Properties, Inc.	35,602	1,787,220
Healthcare Realty Trust, Inc., Class A	51,964	919,243
Healthpeak Properties, Inc.	96,901	2,114,380
Highwoods Properties, Inc.	14,187	439,371
Host Hotels & Resorts, Inc.	95,268	1,668,143
Invitation Homes, Inc.	83,655	2,950,512
Iron Mountain, Inc.	39,801	4,081,991
Kilroy Realty Corp.	15,986	591,002
Kimco Realty Corp.	90,044	1,956,656
Lamar Advertising Co., Class A	11,902	1,426,574
Medical Properties Trust, Inc. (a)	80,352	386,493
Mid-America Apartment Communities, Inc.	15,873	2,218,569
National Storage Affiliates Trust	9,790	416,760
NNN REIT, Inc.	24,773	1,112,060
Omega Healthcare Investors, Inc.	33,723	1,227,517
Park Hotels & Resorts, Inc.	28,383	427,448
Rayonier, Inc.	20,206	612,848
Realty Income Corp.	117,830	6,766,977
Regency Centers Corp.	25,125	1,691,918
Rexford Industrial Realty, Inc.	29,474	1,476,942
SBA Communications Corp., Class A	14,669	3,220,432
Simon Property Group, Inc.	44,231	6,786,805
STAG Industrial, Inc.	24,732	1,009,313
Sun Communities, Inc.	16,859	2,136,541
UDR, Inc.	44,872	1,798,021
Ventas, Inc.	55,129	3,001,223
VICI Properties, Inc., Class A	142,520	4,455,175
Vornado Realty Trust	23,953	718,350
Weyerhaeuser Co.	99,650	3,164,884
WP Carey, Inc.	29,618	1,712,217
		108,338,367

Financial Services 7.7%
Affiliated Managers Group, Inc.	4,367	810,603
Affirm Holdings, Inc. *	31,132	880,724
AGNC Investment Corp.	94,874	949,689
Ally Financial, Inc.	37,515	1,688,550
Ameriprise Financial, Inc.	13,698	5,891,099

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Annaly Capital Management, Inc.	68,398	1,361,804
ARES Management Corp., Class A	24,376	3,734,403
Bank of New York Mellon Corp.	102,388	6,662,387
Block, Inc. *	75,943	4,699,353
Blue Owl Capital, Inc., Class A	68,577	1,307,763
Carlyle Group, Inc.	29,926	1,488,519
Cboe Global Markets, Inc.	14,420	2,646,214
Coinbase Global, Inc., Class A *	26,984	6,054,130
Corebridge Financial, Inc.	34,941	1,032,507
Corpay, Inc. *	9,459	2,760,325
Credit Acceptance Corp. *	850	488,665
Discover Financial Services	34,185	4,922,298
Equitable Holdings, Inc.	44,659	1,947,579
Euronet Worldwide, Inc. *	5,911	602,863
Evercore, Inc., Class A	4,903	1,227,662
FactSet Research Systems, Inc.	5,199	2,147,655
Fidelity National Information Services, Inc.	76,848	5,904,232
Franklin Resources, Inc.	38,949	890,764
Global Payments, Inc.	34,797	3,536,767
Houlihan Lokey, Inc., Class A	7,030	1,056,258
Interactive Brokers Group, Inc., Class A	14,197	1,693,276
Invesco Ltd.	49,942	861,999
Jack Henry & Associates, Inc.	9,913	1,699,881
Janus Henderson Group PLC	17,676	658,077
Jefferies Financial Group, Inc.	24,619	1,439,473
Lazard, Inc., Class A	14,960	735,583
LPL Financial Holdings, Inc.	10,176	2,254,188
MarketAxess Holdings, Inc.	5,049	1,128,603
MGIC Investment Corp.	36,461	905,691
Morningstar, Inc.	3,648	1,158,787
MSCI, Inc., Class A	10,504	5,680,143
Nasdaq, Inc.	56,311	3,811,129
Northern Trust Corp.	27,648	2,450,995
OneMain Holdings, Inc.	15,426	806,163
Raymond James Financial, Inc.	25,848	2,998,368
Rithm Capital Corp.	65,982	766,051
Robinhood Markets, Inc., Class A *	90,782	1,867,386
Rocket Cos., Inc., Class A *	18,754	303,627
SEI Investments Co.	13,815	937,210
Shift4 Payments, Inc., Class A *	8,239	566,761
SLM Corp.	29,819	676,593
SoFi Technologies, Inc. *	140,834	1,061,888
Starwood Property Trust, Inc.	40,508	808,135
State Street Corp.	41,204	3,501,104
Stifel Financial Corp.	13,568	1,203,075
Synchrony Financial	54,815	2,784,054
T Rowe Price Group, Inc.	29,985	3,424,587
Toast, Inc., Class A *	60,630	1,586,081
TPG, Inc.	11,484	585,569
Tradeweb Markets, Inc., Class A	15,866	1,771,915
UWM Holdings Corp.	13,201	110,888
Virtu Financial, Inc., Class A	11,317	309,180
Voya Financial, Inc.	13,850	1,007,311
Western Union Co.	46,342	551,006
WEX, Inc. *	5,705	1,046,582
XP, Inc., Class A	55,767	954,173
		118,798,345

Food, Beverage & Tobacco 2.5%
Archer-Daniels-Midland Co.	67,411	4,180,156
Boston Beer Co., Inc., Class A *	1,250	350,263
Brown-Forman Corp., Class B	30,302	1,368,438
Bunge Global SA	19,252	2,025,888
Campbell Soup Co.	26,244	1,229,794
Celsius Holdings, Inc. *	24,071	1,127,245
Coca-Cola Consolidated, Inc.	806	923,587
Conagra Brands, Inc.	65,139	1,975,015
SECURITY	NUMBER OF SHARES	VALUE ($)
Darling Ingredients, Inc. *	21,670	860,949
Flowers Foods, Inc.	25,614	576,827
Freshpet, Inc. *	6,362	774,255
General Mills, Inc.	77,214	5,184,148
Hershey Co.	20,170	3,983,172
Hormel Foods Corp.	39,632	1,272,584
Ingredion, Inc.	8,956	1,113,858
J.M. Smucker Co.	14,106	1,663,803
Kellanova	35,839	2,084,038
Lamb Weston Holdings, Inc.	19,667	1,180,413
McCormick & Co., Inc. - Non Voting Shares	34,435	2,651,839
Molson Coors Beverage Co., Class B	23,925	1,264,436
Pilgrim's Pride Corp. *	5,545	228,620
Post Holdings, Inc. *	6,751	738,289
Seaboard Corp.	36	116,925
Tyson Foods, Inc., Class A	38,450	2,341,605
		39,216,147

Health Care Equipment & Services 5.6%
Acadia Healthcare Co., Inc. *	12,437	806,539
Align Technology, Inc. *	10,244	2,375,379
Amedisys, Inc. *	4,417	433,087
Baxter International, Inc.	69,612	2,493,502
Cardinal Health, Inc.	33,297	3,357,337
Cencora, Inc.	22,987	5,468,148
Centene Corp. *	72,932	5,609,929
Certara, Inc. *	16,371	255,551
Chemed Corp.	2,029	1,156,855
Cooper Cos., Inc. *	26,680	2,490,044
DaVita, Inc. *	6,892	941,585
DENTSPLY SIRONA, Inc.	28,289	767,764
Dexcom, Inc. *	54,081	3,667,773
Doximity, Inc., Class A *	16,369	458,332
Encompass Health Corp.	13,526	1,257,106
Enovis Corp. *	7,350	350,154
Envista Holdings Corp. *	23,487	400,923
GE HealthCare Technologies, Inc.	58,288	4,932,913
Globus Medical, Inc., Class A *	15,303	1,101,204
Henry Schein, Inc. *	17,461	1,256,144
Hologic, Inc. *	31,590	2,578,060
Humana, Inc.	16,482	5,960,056
IDEXX Laboratories, Inc. *	11,270	5,365,872
Inspire Medical Systems, Inc. *	4,089	576,753
Insulet Corp. *	9,547	1,855,459
Labcorp Holdings, Inc.	11,490	2,475,406
Masimo Corp. *	5,855	626,368
Molina Healthcare, Inc. *	7,939	2,709,343
Penumbra, Inc. *	5,039	841,967
Premier, Inc., Class A	16,227	340,442
Quest Diagnostics, Inc.	15,173	2,159,118
QuidelOrtho Corp. *	7,385	290,157
R1 RCM, Inc. *	21,258	273,803
ResMed, Inc.	19,877	4,238,770
Solventum Corp. *	18,948	1,115,658
STERIS PLC	13,473	3,216,814
Teleflex, Inc.	6,437	1,422,062
Tenet Healthcare Corp. *	13,252	1,983,824
Universal Health Services, Inc., Class B	7,911	1,691,055
Veeva Systems, Inc., Class A *	20,164	3,870,077
Zimmer Biomet Holdings, Inc.	27,950	3,112,233
		86,283,566

Household & Personal Products 0.9%
BellRing Brands, Inc. *	17,811	913,348
Church & Dwight Co., Inc.	33,352	3,268,829
Clorox Co.	16,970	2,238,852

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coty, Inc., Class A *	53,335	530,683
elf Beauty, Inc. *	7,232	1,248,099
Kenvue, Inc.	261,808	4,840,830
Reynolds Consumer Products, Inc.	7,542	209,818
Spectrum Brands Holdings, Inc.	4,037	341,571
		13,592,030

Insurance 5.2%
Aflac, Inc.	78,196	7,458,334
Allstate Corp.	35,913	6,145,433
American Financial Group, Inc.	9,810	1,284,718
Arch Capital Group Ltd. *	49,317	4,723,582
Arthur J Gallagher & Co.	29,508	8,365,223
Assurant, Inc.	7,109	1,243,151
Assured Guaranty Ltd.	7,273	599,077
Axis Capital Holdings Ltd.	10,612	803,859
Brighthouse Financial, Inc. *	8,456	421,701
Brown & Brown, Inc.	32,648	3,246,191
Cincinnati Financial Corp.	20,928	2,733,615
CNA Financial Corp.	3,032	149,053
Everest Group Ltd.	5,882	2,310,861
Fidelity National Financial, Inc.	35,471	1,965,448
First American Financial Corp.	13,657	827,341
Globe Life, Inc.	12,676	1,175,572
Hanover Insurance Group, Inc.	4,878	670,676
Hartford Financial Services Group, Inc.	40,584	4,501,577
Kemper Corp.	8,279	530,353
Kinsale Capital Group, Inc.	3,010	1,375,781
Lincoln National Corp.	23,252	774,292
Loews Corp.	24,763	1,979,802
Markel Group, Inc. *	1,755	2,876,182
Old Republic International Corp.	34,432	1,192,036
Primerica, Inc.	4,723	1,189,110
Principal Financial Group, Inc.	31,891	2,599,435
Prudential Financial, Inc.	49,142	6,158,475
Reinsurance Group of America, Inc.	8,978	2,023,911
RenaissanceRe Holdings Ltd.	7,087	1,643,546
RLI Corp.	5,662	852,641
Ryan Specialty Holdings, Inc., Class A	13,985	861,336
Unum Group	26,085	1,500,670
W.R. Berkley Corp.	42,455	2,340,544
White Mountains Insurance Group Ltd.	341	609,026
Willis Towers Watson PLC	13,973	3,944,298
		81,076,850

Materials 6.0%
Albemarle Corp.	16,035	1,501,998
Alcoa Corp.	34,248	1,131,554
Amcor PLC	196,605	2,070,251
AptarGroup, Inc.	9,022	1,326,054
Ashland, Inc.	6,826	659,733
ATI, Inc. *	16,865	1,141,929
Avery Dennison Corp.	10,952	2,374,722
Axalta Coating Systems Ltd. *	30,104	1,073,208
Ball Corp.	42,564	2,716,860
Berry Global Group, Inc.	15,831	1,040,413
Celanese Corp., Class A	15,225	2,149,009
CF Industries Holdings, Inc.	25,590	1,954,820
Chemours Co.	20,461	494,542
Cleveland-Cliffs, Inc. *	63,974	982,001
Corteva, Inc.	95,633	5,365,011
Crown Holdings, Inc.	15,981	1,417,515
Dow, Inc.	96,220	5,241,103
DuPont de Nemours, Inc.	57,173	4,785,380
Eagle Materials, Inc.	4,659	1,268,646
Eastman Chemical Co.	15,985	1,651,730
Element Solutions, Inc.	30,588	824,347
SECURITY	NUMBER OF SHARES	VALUE ($)
FMC Corp.	17,019	993,229
Graphic Packaging Holding Co.	41,564	1,251,076
Huntsman Corp.	22,455	537,348
International Flavors & Fragrances, Inc.	34,956	3,477,423
International Paper Co.	47,354	2,201,014
Louisiana-Pacific Corp.	8,804	864,201
LyondellBasell Industries NV, Class A	35,587	3,539,483
Martin Marietta Materials, Inc.	8,381	4,972,866
Mosaic Co.	43,729	1,301,812
MP Materials Corp. *	17,823	240,967
NewMarket Corp.	919	515,440
Nucor Corp.	32,770	5,339,544
Olin Corp.	16,322	744,446
Packaging Corp. of America	12,118	2,422,025
PPG Industries, Inc.	31,949	4,056,884
Reliance, Inc.	7,805	2,377,091
Royal Gold, Inc.	8,976	1,239,765
RPM International, Inc.	17,375	2,110,367
Scotts Miracle-Gro Co.	5,816	457,138
Sealed Air Corp.	19,883	756,548
Silgan Holdings, Inc.	11,328	582,599
Smurfit WestRock PLC	34,963	1,567,741
Sonoco Products Co.	13,385	721,719
Steel Dynamics, Inc.	20,316	2,706,498
U.S. Steel Corp.	30,454	1,251,355
Vulcan Materials Co.	18,090	4,965,886
Westlake Corp.	4,583	677,642
		93,042,933

Media & Entertainment 3.3%
Charter Communications, Inc., Class A *	12,828	4,871,048
Electronic Arts, Inc.	36,560	5,518,366
Fox Corp., Class A	49,328	1,876,437
IAC, Inc. *	10,198	538,556
Interpublic Group of Cos., Inc.	51,496	1,656,626
Liberty Broadband Corp., Class C *	17,312	1,166,656
Liberty Media Corp.-Liberty Formula One, Class C *	29,686	2,400,707
Liberty Media Corp.-Liberty Live, Class C *	8,931	348,488
Liberty Media Corp.-Liberty SiriusXM, Class C *	29,871	672,396
Live Nation Entertainment, Inc. *	21,586	2,076,357
Madison Square Garden Sports Corp. *	2,544	509,843
Match Group, Inc. *	36,184	1,380,058
New York Times Co., Class A	21,974	1,177,587
News Corp., Class A	68,039	1,876,516
Nexstar Media Group, Inc., Class A	4,258	786,836
Omnicom Group, Inc.	26,462	2,594,334
Paramount Global, Class B	83,401	952,439
Pinterest, Inc., Class A *	80,946	2,586,225
Playtika Holding Corp.	9,254	70,608
ROBLOX Corp., Class A *	69,849	2,900,130
Roku, Inc. *	17,273	1,005,461
Sirius XM Holdings, Inc. (a)	82,534	284,742
Take-Two Interactive Software, Inc. *	22,939	3,453,008
TKO Group Holdings, Inc.	10,784	1,179,230
Trade Desk, Inc., Class A *	60,424	5,430,909
TripAdvisor, Inc. *	14,923	263,093
Trump Media & Technology Group Corp. *(a)	7,820	224,747
Warner Bros Discovery, Inc. *	331,827	2,870,304
ZoomInfo Technologies, Inc., Class A *	42,652	484,527
		51,156,234

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.8%
10X Genomics, Inc., Class A *	14,093	291,302
Agilent Technologies, Inc.	40,044	5,662,222
Alnylam Pharmaceuticals, Inc. *	17,264	4,099,509
Apellis Pharmaceuticals, Inc. *	14,332	567,547
Avantor, Inc. *	92,712	2,480,046
Azenta, Inc. *	7,533	469,231
Biogen, Inc. *	19,915	4,245,878
BioMarin Pharmaceutical, Inc. *	25,811	2,176,642
Bio-Rad Laboratories, Inc., Class A *	2,639	892,932
Bio-Techne Corp.	21,231	1,732,237
Bruker Corp.	14,331	981,817
Catalent, Inc. *	24,738	1,467,953
Cerevel Therapeutics Holdings, Inc. *	9,445	424,647
Charles River Laboratories International, Inc. *	6,982	1,704,306
Elanco Animal Health, Inc. *	67,288	877,436
Exact Sciences Corp. *	24,935	1,139,031
Exelixis, Inc. *	39,125	917,481
Fortrea Holdings, Inc. *	12,179	336,019
GRAIL, Inc. *	3,423	52,646
Illumina, Inc. *	21,776	2,669,738
Incyte Corp. *	25,342	1,649,004
Intra-Cellular Therapies, Inc. *	14,069	1,107,512
Ionis Pharmaceuticals, Inc. *	19,823	980,446
IQVIA Holdings, Inc. *	24,641	6,067,353
Jazz Pharmaceuticals PLC *	8,318	917,060
Medpace Holdings, Inc. *	3,473	1,328,492
Mettler-Toledo International, Inc. *	2,885	4,388,172
Natera, Inc. *	15,470	1,583,973
Neurocrine Biosciences, Inc. *	13,632	1,929,882
Organon & Co.	35,163	768,663
Perrigo Co. PLC	18,583	525,341
QIAGEN NV *	30,194	1,343,331
Repligen Corp. *	7,615	1,274,370
Revvity, Inc.	16,817	2,112,383
Roivant Sciences Ltd. *	47,904	519,758
Royalty Pharma PLC, Class A	53,494	1,506,926
Sarepta Therapeutics, Inc. *	12,379	1,760,789
Sotera Health Co. *	16,943	234,999
Ultragenyx Pharmaceutical, Inc. *	11,928	536,999
United Therapeutics Corp. *	5,969	1,870,028
Viatris, Inc.	162,234	1,956,542
Viking Therapeutics, Inc. *	14,375	819,375
Waters Corp. *	8,057	2,709,408
West Pharmaceutical Services, Inc.	9,924	3,038,431
		74,117,857

Real Estate Management & Development 0.8%
CBRE Group, Inc., Class A *	41,818	4,713,307
CoStar Group, Inc. *	55,487	4,329,096
Howard Hughes Holdings, Inc. *	4,279	317,373
Jones Lang LaSalle, Inc. *	6,459	1,620,563
Zillow Group, Inc., Class C *	27,942	1,360,775
		12,341,114

Semiconductors & Semiconductor Equipment 2.6%
Allegro MicroSystems, Inc. *	10,178	244,679
Amkor Technology, Inc.	15,423	503,715
Astera Labs, Inc. *(a)	3,066	134,414
Cirrus Logic, Inc. *	7,349	958,898
Enphase Energy, Inc. *	18,011	2,073,246
Entegris, Inc.	20,583	2,434,763
First Solar, Inc. *	14,575	3,148,054
GLOBALFOUNDRIES, Inc. *	13,439	685,523
Lattice Semiconductor Corp. *	18,614	986,542
SECURITY	NUMBER OF SHARES	VALUE ($)
MACOM Technology Solutions Holdings, Inc. *	7,624	769,414
Microchip Technology, Inc.	72,494	6,436,017
MKS Instruments, Inc.	9,138	1,150,474
Monolithic Power Systems, Inc.	6,421	5,541,901
ON Semiconductor Corp. *	58,690	4,592,493
Onto Innovation, Inc. *	6,694	1,280,562
Qorvo, Inc. *	13,167	1,577,407
Skyworks Solutions, Inc.	21,956	2,494,641
Teradyne, Inc.	20,920	2,743,867
Universal Display Corp.	6,376	1,419,425
Wolfspeed, Inc. *	16,806	316,793
		39,492,828

Software & Services 6.4%
Akamai Technologies, Inc. *	20,579	2,022,504
Amdocs Ltd.	15,655	1,369,343
ANSYS, Inc. *	11,927	3,740,665
Appfolio, Inc., Class A *	3,005	665,547
AppLovin Corp., Class A *	35,855	2,764,420
Aspen Technology, Inc. *	3,676	690,904
Bentley Systems, Inc., Class B	19,154	933,566
Bill Holdings, Inc. *	13,998	699,340
CCC Intelligent Solutions Holdings, Inc. *	61,053	626,404
Cloudflare, Inc., Class A *	40,994	3,177,035
Cognizant Technology Solutions Corp., Class A	68,047	5,149,797
Confluent, Inc., Class A *	33,040	826,661
Datadog, Inc., Class A *	40,865	4,758,321
DocuSign, Inc., Class A *	27,771	1,540,735
Dolby Laboratories, Inc., Class A	7,994	629,607
DoubleVerify Holdings, Inc. *	19,863	419,507
Dropbox, Inc., Class A *	33,986	812,945
DXC Technology Co. *	24,797	504,371
Dynatrace, Inc. *	35,574	1,562,410
Elastic NV *	11,121	1,219,640
EPAM Systems, Inc. *	7,594	1,633,697
Fair Isaac Corp. *	3,285	5,256,000
Five9, Inc. *	10,016	446,213
Gartner, Inc. *	10,304	5,164,262
Gen Digital, Inc.	76,931	1,999,437
Gitlab, Inc., Class A *	16,194	829,619
Globant SA *	5,748	1,119,193
GoDaddy, Inc., Class A *	19,327	2,811,112
Guidewire Software, Inc. *	11,187	1,678,833
HashiCorp, Inc., Class A *	13,202	445,568
HubSpot, Inc. *	6,680	3,320,160
Informatica, Inc., Class A *	8,646	206,985
Kyndryl Holdings, Inc. *	31,074	834,958
Manhattan Associates, Inc. *	8,372	2,138,041
MicroStrategy, Inc., Class A *	2,141	3,456,516
MongoDB, Inc., Class A *	9,311	2,349,724
nCino, Inc. *	11,348	371,760
Nutanix, Inc., Class A *	33,194	1,676,629
Okta, Inc. *	21,125	1,984,483
Palantir Technologies, Inc., Class A *	275,070	7,396,632
Pegasystems, Inc.	6,115	426,338
Procore Technologies, Inc. *	14,390	1,022,122
PTC, Inc. *	16,183	2,878,147
RingCentral, Inc., Class A *	11,085	388,529
SentinelOne, Inc., Class A *	31,332	717,503
Smartsheet, Inc., Class A *	17,329	831,099
Teradata Corp. *	13,300	431,186
Twilio, Inc., Class A *	23,807	1,407,708
Tyler Technologies, Inc. *	5,795	3,292,197
UiPath, Inc., Class A *	53,177	647,164
Unity Software, Inc. *	40,654	665,099
VeriSign, Inc. *	11,857	2,217,378

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Video Communications, Inc., Class A *	34,070	2,057,828
Zscaler, Inc. *	12,514	2,244,386
		98,460,228

Technology Hardware & Equipment 3.5%
Arrow Electronics, Inc. *	7,359	910,235
Avnet, Inc.	12,271	659,689
CDW Corp.	18,366	4,005,808
Ciena Corp. *	19,673	1,037,554
Cognex Corp.	23,493	1,165,723
Coherent Corp. *	18,069	1,259,048
Corning, Inc.	104,785	4,192,448
Crane NXT Co.	6,651	418,215
F5, Inc. *	7,984	1,625,862
Hewlett Packard Enterprise Co.	177,382	3,531,676
HP, Inc.	133,709	4,825,558
IPG Photonics Corp. *	3,914	314,685
Jabil, Inc.	16,055	1,808,917
Juniper Networks, Inc.	43,939	1,656,061
Keysight Technologies, Inc. *	23,821	3,324,697
Littelfuse, Inc.	3,336	891,079
Lumentum Holdings, Inc. *	9,042	468,195
NetApp, Inc.	28,166	3,576,519
Pure Storage, Inc., Class A *	39,639	2,375,565
Super Micro Computer, Inc. *	6,773	4,752,275
TD SYNNEX Corp.	10,301	1,227,570
Teledyne Technologies, Inc. *	6,415	2,706,232
Trimble, Inc. *	33,289	1,815,582
Ubiquiti, Inc.	574	106,517
Vontier Corp.	21,107	828,027
Western Digital Corp. *	44,603	2,990,631
Zebra Technologies Corp., Class A *	6,991	2,455,169
		54,929,537

Telecommunication Services 0.2%
Frontier Communications Parent, Inc. *	33,554	983,132
GCI Liberty, Inc. *(b)	6,049	0
Iridium Communications, Inc.	16,377	470,020
Liberty Global Ltd., Class C *	45,592	916,855
		2,370,007

Transportation 2.0%
Alaska Air Group, Inc. *	17,150	643,640
American Airlines Group, Inc. *	89,468	951,940
Avis Budget Group, Inc.	2,336	235,959
CH Robinson Worldwide, Inc.	15,678	1,396,126
Delta Air Lines, Inc.	88,063	3,788,470
Expeditors International of Washington, Inc.	19,297	2,408,652
GXO Logistics, Inc. *	16,044	898,143
JB Hunt Transport Services, Inc.	11,351	1,965,426
Kirby Corp. *	7,928	974,193
Knight-Swift Transportation Holdings, Inc.	21,387	1,164,094
Landstar System, Inc.	4,861	924,805
Lyft, Inc., Class A *	49,342	594,571
Old Dominion Freight Line, Inc.	26,855	5,644,384
Ryder System, Inc.	5,888	825,262
Saia, Inc. *	3,620	1,512,617
Schneider National, Inc., Class B	6,453	173,650
Southwest Airlines Co.	81,670	2,200,190
U-Haul Holding Co., Non Voting Shares	14,818	944,351
SECURITY	NUMBER OF SHARES	VALUE ($)
United Airlines Holdings, Inc. *	44,750	2,032,545
XPO, Inc. *	15,625	1,795,156
		31,074,174

Utilities 5.4%
AES Corp.	96,933	1,724,438
Alliant Energy Corp.	35,025	1,949,491
Ameren Corp.	36,373	2,883,288
American Water Works Co., Inc.	26,664	3,795,887
Atmos Energy Corp.	20,563	2,629,596
Avangrid, Inc.	9,713	346,463
Brookfield Renewable Corp., Class A	18,468	518,951
CenterPoint Energy, Inc.	86,596	2,403,039
Clearway Energy, Inc., Class C	15,423	411,486
CMS Energy Corp.	40,685	2,636,388
Consolidated Edison, Inc.	47,348	4,617,377
DTE Energy Co.	28,262	3,406,419
Edison International	52,007	4,161,080
Entergy Corp.	29,143	3,379,714
Essential Utilities, Inc.	34,417	1,399,051
Evergy, Inc.	30,440	1,765,520
Eversource Energy	48,013	3,116,524
Exelon Corp.	136,794	5,088,737
FirstEnergy Corp.	78,706	3,298,568
IDACORP, Inc.	6,911	675,550
National Fuel Gas Co.	12,451	729,504
NiSource, Inc.	61,305	1,915,781
NRG Energy, Inc.	29,231	2,197,294
OGE Energy Corp.	27,322	1,059,274
PG&E Corp.	292,257	5,333,690
Pinnacle West Capital Corp.	15,518	1,328,186
PPL Corp.	100,961	3,000,561
Public Service Enterprise Group, Inc.	68,175	5,438,320
UGI Corp.	28,679	710,666
Vistra Corp.	47,097	3,731,024
WEC Energy Group, Inc.	43,238	3,721,062
Xcel Energy, Inc.	76,038	4,431,495
		83,804,424
Total Common Stocks (Cost $1,244,476,213)		1,543,730,451

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	26,000	2,208,440
Total Investment Companies (Cost $1,844,144)		2,208,440

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)	2,799,676	2,799,676
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% (c)(d)	2,130,730	2,130,730
		4,930,406
Total Short-Term Investments (Cost $4,930,406)		4,930,406
Total Investments in Securities (Cost $1,251,250,763)		1,550,869,297

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 09/20/24	10	3,120,100	64,269

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,053,784.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,541,360,444	$—	$—	$1,541,360,444
Telecommunication Services	2,370,007	—	0 *	2,370,007
Investment Companies[1]	2,208,440	—	—	2,208,440
Short-Term Investments[1]	4,930,406	—	—	4,930,406
Futures Contracts[2]	64,269	—	—	64,269
Total	$1,550,933,566	$—	$0	$1,550,933,566

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Capital Trust
Schwab International Index Fund

Portfolio Holdings as of July 31, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.2% OF NET ASSETS

Australia 7.4%
Ampol Ltd.	133,836	2,931,671
ANZ Group Holdings Ltd.	1,728,612	32,886,911
APA Group	719,031	3,726,850
Aristocrat Leisure Ltd.	327,559	11,665,719
ASX Ltd.	111,056	4,731,672
Aurizon Holdings Ltd.	1,016,278	2,477,962
BHP Group Ltd.	2,915,328	80,973,073
BlueScope Steel Ltd.	252,027	3,659,722
Brambles Ltd.	801,216	8,168,135
CAR Group Ltd.	207,500	4,745,632
Cochlear Ltd.	38,039	8,595,128
Coles Group Ltd.	770,346	9,129,885
Commonwealth Bank of Australia	961,619	86,651,588
Computershare Ltd.	304,476	5,491,531
CSL Ltd.	277,684	56,359,598
Dexus	594,607	2,741,469
Endeavour Group Ltd.	894,038	3,215,562
Fortescue Ltd.	978,859	12,179,774
Goodman Group	978,002	22,578,238
GPT Group	1,082,941	3,298,658
Insurance Australia Group Ltd.	1,395,028	6,749,011
James Hardie Industries PLC *	248,173	8,915,273
Lottery Corp. Ltd.	1,282,097	4,177,793
Macquarie Group Ltd.	209,199	28,791,151
Medibank Pvt Ltd.	1,644,000	4,279,895
Mineral Resources Ltd.	100,209	3,583,751
Mirvac Group	2,301,362	3,240,334
National Australia Bank Ltd.	1,782,512	45,020,302
Northern Star Resources Ltd.	659,759	6,123,308
Orica Ltd.	283,101	3,331,216
Origin Energy Ltd.	989,173	6,787,182
Pilbara Minerals Ltd.	1,642,379	3,174,494
Pro Medicus Ltd.	34,230	3,229,572
Qantas Airways Ltd. *	462,168	1,957,958
QBE Insurance Group Ltd.	873,102	10,304,393
Ramsay Health Care Ltd.	102,855	3,132,308
REA Group Ltd.	30,948	4,160,948
Reece Ltd.	129,225	2,341,742
Rio Tinto Ltd.	214,837	16,508,526
Santos Ltd.	1,874,619	9,772,214
Scentre Group	3,005,216	6,853,177
SEEK Ltd.	211,223	3,058,844
Seven Group Holdings Ltd.	115,897	2,973,562
Sonic Healthcare Ltd.	262,882	4,764,254
South32 Ltd.	2,590,058	5,194,865
Stockland	1,336,324	4,036,246
Suncorp Group Ltd.	723,090	8,413,239
Telstra Group Ltd.	2,318,348	5,991,223
Transurban Group	1,770,084	15,105,534
Treasury Wine Estates Ltd.	478,210	3,866,098
Vicinity Ltd.	2,160,138	2,995,246
Washington H Soul Pattinson & Co. Ltd.	134,635	3,133,683
Wesfarmers Ltd.	653,087	31,519,414
Westpac Banking Corp.	1,996,773	39,022,535
WiseTech Global Ltd.	94,810	5,940,900
Woodside Energy Group Ltd.	1,090,159	19,769,821
SECURITY	NUMBER OF SHARES	VALUE ($)
Woolworths Group Ltd.	698,085	15,751,010
Xero Ltd. *	84,121	7,664,866
		727,844,666

Austria 0.2%
Erste Group Bank AG	194,510	10,117,683
OMV AG	85,235	3,566,241
Verbund AG	39,990	3,211,021
voestalpine AG	64,583	1,656,350
		18,551,295

Belgium 1.0%
Ageas SA	92,286	4,405,847
Anheuser-Busch InBev SA	516,723	30,679,996
Argenx SE *	34,196	17,483,943
D'ieteren Group	12,348	2,837,795
Elia Group SA	16,766	1,741,320
Groupe Bruxelles Lambert NV	50,017	3,732,723
KBC Group NV	143,071	11,065,958
Lotus Bakeries NV	237	2,575,192
Sofina SA	8,336	1,969,606
Syensqo SA	42,904	3,793,906
UCB SA	72,729	12,152,601
Umicore SA	123,936	1,702,147
Warehouses De Pauw CVA	99,112	2,684,861
		96,825,895

Denmark 3.7%
AP Moller - Maersk AS, Class A	1,922	3,122,165
AP Moller - Maersk AS, Class B	2,469	4,084,561
Carlsberg AS, Class B	54,925	6,632,575
Coloplast AS, Class B	72,618	9,440,376
Danske Bank AS	399,278	12,210,913
Demant AS *	57,474	2,203,520
DSV AS	98,446	18,059,388
Genmab AS *	37,591	10,618,390
Novo Nordisk AS, Class B	1,875,566	248,499,151
Novonesis (Novozymes) B, Class B	212,191	13,507,491
Orsted AS *	108,105	6,443,491
Pandora AS	46,666	7,315,050
Rockwool AS, B Shares	5,451	2,409,411
Tryg AS	205,760	4,504,930
Vestas Wind Systems AS *	582,704	14,420,198
		363,471,610

Finland 1.0%
Elisa OYJ	82,146	3,824,834
Fortum OYJ	256,373	3,942,243
Kesko OYJ, B Shares	158,051	2,858,937
Kone OYJ, B Shares	194,473	9,930,682
Metso OYJ	349,929	3,555,465
Neste OYJ	245,187	4,948,567
Nokia OYJ	3,079,308	12,101,374
Nordea Bank Abp	1,820,113	21,298,480
Orion OYJ, B Shares	64,293	2,955,109
Sampo OYJ, A Shares	257,112	11,270,529
Stora Enso OYJ, R Shares	335,275	4,191,312

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UPM-Kymmene OYJ	309,775	10,246,122
Wartsila OYJ Abp	284,971	5,888,879
		97,012,533

France 11.1%
Accor SA	110,361	4,247,035
Aeroports de Paris SA	19,435	2,553,493
Air Liquide SA	332,007	60,577,490
Airbus SE	340,603	51,542,290
Alstom SA *	227,324	4,453,868
Amundi SA	37,132	2,709,918
ArcelorMittal SA	266,517	6,068,774
Arkema SA	33,318	3,006,711
AXA SA	1,042,605	36,605,655
BioMerieux	23,113	2,439,033
BNP Paribas SA	592,659	40,605,272
Bollore SE	411,955	2,564,353
Bouygues SA	108,472	3,745,104
Bureau Veritas SA	181,258	5,671,419
Capgemini SE	89,232	17,714,644
Carrefour SA	336,040	5,012,786
Cie de Saint-Gobain SA	260,740	22,367,773
Cie Generale des Etablissements Michelin SCA	388,371	15,375,157
Covivio SA	29,494	1,518,269
Credit Agricole SA	615,873	9,346,158
Danone SA	369,420	23,999,387
Dassault Aviation SA	11,352	2,285,544
Dassault Systemes SE	386,361	14,646,468
Edenred SE	144,526	6,017,884
Eiffage SA	42,781	4,257,639
Engie SA	1,053,753	16,565,167
EssilorLuxottica SA	169,432	38,772,762
Eurazeo SE	26,064	2,050,590
Eurofins Scientific SE	78,292	4,635,189
Euronext NV	45,598	4,610,092
Gecina SA	27,170	2,693,572
Getlink SE	171,742	3,060,417
Hermes International SCA	18,257	39,897,654
Ipsen SA	21,442	2,407,511
Kering SA	42,558	13,071,168
Klepierre SA	123,079	3,524,313
La Francaise des Jeux SAEM	57,938	2,247,921
Legrand SA	152,040	16,427,452
L'Oreal SA	138,394	59,848,131
LVMH Moet Hennessy Louis Vuitton SE	157,956	111,416,192
Orange SA	1,086,131	12,053,084
Pernod Ricard SA	117,664	15,744,282
Publicis Groupe SA *	131,154	13,692,010
Remy Cointreau SA	14,422	1,137,978
Renault SA	110,113	5,336,311
Rexel SA	128,943	3,276,041
Safran SA	195,555	42,961,993
Sanofi SA	654,291	67,452,478
Sartorius Stedim Biotech	16,604	3,313,339
Schneider Electric SE	312,320	75,280,103
SEB SA	15,150	1,516,028
Societe Generale SA	419,910	10,891,190
Sodexo SA	51,173	4,846,457
STMicroelectronics NV	385,001	12,729,224
Teleperformance SE	32,347	4,164,202
Thales SA	54,465	8,657,400
TotalEnergies SE	1,233,087	83,191,806
Unibail-Rodamco-Westfield *	67,215	5,026,420
Veolia Environnement SA	396,460	12,454,277
SECURITY	NUMBER OF SHARES	VALUE ($)
Vinci SA	287,945	32,859,688
Vivendi SE	420,761	4,489,837
		1,091,634,403

Germany 8.1%
adidas AG	93,174	23,349,149
Allianz SE	224,729	63,298,381
BASF SE	511,895	23,832,366
Bayer AG	566,760	16,861,500
Bayerische Motoren Werke AG	179,148	16,615,820
Bechtle AG	45,919	2,029,325
Beiersdorf AG	57,449	8,338,551
Brenntag SE	75,332	5,358,841
Carl Zeiss Meditec AG, Bearer Shares	24,751	1,693,329
Commerzbank AG	609,908	9,943,008
Continental AG	64,121	3,930,861
Covestro AG *	110,212	6,488,052
CTS Eventim AG & Co. KGaA	35,083	3,090,243
Daimler Truck Holding AG	307,316	11,865,146
Delivery Hero SE *	108,873	2,422,226
Deutsche Bank AG	1,088,664	16,945,572
Deutsche Boerse AG	109,033	22,326,517
Deutsche Lufthansa AG	348,156	2,181,818
Deutsche Post AG	566,933	25,288,348
Deutsche Telekom AG	1,865,902	48,807,299
E.ON SE	1,297,432	18,194,043
Evonik Industries AG	142,282	2,881,452
Fresenius Medical Care AG	116,162	4,482,442
Fresenius SE & Co. KGaA *	246,925	8,847,510
GEA Group AG	92,105	4,066,939
Hannover Rueck SE	34,553	8,579,182
Heidelberg Materials AG	79,411	8,272,973
Henkel AG & Co. KGaA	59,427	4,604,575
Infineon Technologies AG	752,842	26,152,330
Knorr-Bremse AG	41,353	3,325,435
LEG Immobilien SE	43,081	3,758,019
Mercedes-Benz Group AG	461,062	30,478,237
Merck KGaA	74,505	13,311,978
MTU Aero Engines AG	31,320	8,868,685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	78,355	38,591,778
Nemetschek SE	33,955	3,243,249
Puma SE	60,686	3,011,428
Qiagen NV *	127,763	5,684,679
Rational AG	2,979	2,607,748
Rheinmetall AG	25,158	13,702,463
RWE AG	359,406	13,413,356
SAP SE	599,561	126,759,328
Scout24 SE	42,169	3,333,772
Siemens AG	436,116	79,851,524
Siemens Energy AG *	348,336	10,115,168
Siemens Healthineers AG	161,835	8,674,211
Symrise AG, Class A	76,967	9,700,256
Talanx AG	38,360	2,914,263
Volkswagen AG	16,833	1,986,109
Vonovia SE	423,158	12,974,108
Zalando SE *	130,374	3,340,739
		800,394,331

Hong Kong 1.7%
AIA Group Ltd.	6,473,200	43,298,300
BOC Hong Kong Holdings Ltd.	2,111,590	6,143,294
CK Asset Holdings Ltd.	1,096,711	4,190,609
CK Hutchison Holdings Ltd.	1,516,025	7,919,878
CK Infrastructure Holdings Ltd.	381,000	2,541,174
CLP Holdings Ltd.	939,926	8,067,024

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Futu Holdings Ltd., ADR *	33,565	2,123,993
Galaxy Entertainment Group Ltd.	1,216,000	5,111,969
Hang Seng Bank Ltd.	440,740	5,397,225
Henderson Land Development Co. Ltd.	805,735	2,263,166
HKT Trust & HKT Ltd.	2,267,000	2,745,705
Hong Kong & China Gas Co. Ltd.	6,442,696	5,249,976
Hong Kong Exchanges & Clearing Ltd.	690,965	20,381,408
Hongkong Land Holdings Ltd.	655,401	2,116,691
Jardine Matheson Holdings Ltd.	94,017	3,312,119
Link REIT	1,492,840	6,298,323
MTR Corp. Ltd.	884,860	2,862,606
Power Assets Holdings Ltd.	781,438	4,980,472
Sands China Ltd. *	1,409,200	2,641,734
Sino Land Co. Ltd.	2,204,425	2,280,165
SITC International Holdings Co. Ltd.	796,000	1,776,495
Sun Hung Kai Properties Ltd.	828,604	7,174,487
Swire Pacific Ltd., A Shares	242,590	2,092,770
Swire Properties Ltd.	733,800	1,158,912
Techtronic Industries Co. Ltd.	790,500	10,123,689
WH Group Ltd.	4,787,789	3,112,272
Wharf Holdings Ltd.	655,000	1,795,910
Wharf Real Estate Investment Co. Ltd.	989,188	2,431,838
		169,592,204

Ireland 0.3%
AIB Group PLC	993,871	5,700,928
Bank of Ireland Group PLC	594,169	6,728,926
Kerry Group PLC, Class A	89,567	8,374,132
Kingspan Group PLC	88,721	8,301,108
		29,105,094

Israel 0.7%
Azrieli Group Ltd.	23,908	1,467,411
Bank Hapoalim BM	726,927	6,670,526
Bank Leumi Le-Israel BM	875,106	7,541,217
Check Point Software Technologies Ltd. *	52,432	9,618,650
CyberArk Software Ltd. *	24,204	6,205,422
Elbit Systems Ltd.	15,673	2,805,233
Global-e Online Ltd. *	55,716	1,912,173
ICL Group Ltd.	422,222	1,767,453
Israel Discount Bank Ltd., A Shares	712,481	3,637,225
Mizrahi Tefahot Bank Ltd.	89,576	3,232,463
Monday.com Ltd. *	20,855	4,792,688
Nice Ltd. *	35,795	6,460,607
Teva Pharmaceutical Industries Ltd., ADR *	641,696	11,184,761
Wix.com Ltd. *	31,139	4,855,349
		72,151,178

Italy 2.7%
Amplifon SpA	70,734	2,246,540
Banco BPM SpA	731,456	5,064,360
Davide Campari-Milano NV	366,061	3,301,311
DiaSorin SpA	13,862	1,511,941
Enel SpA	4,675,872	33,381,864
Eni SpA	1,227,273	19,636,112
Ferrari NV	72,566	29,866,177
FinecoBank Banca Fineco SpA	350,322	5,947,143
Generali	588,830	15,240,694
Infrastrutture Wireless Italiane SpA	180,279	2,006,004
Intesa Sanpaolo SpA	8,379,470	34,027,621
Leonardo SpA	232,117	5,530,273
Mediobanca Banca di Credito Finanziario SpA	292,451	4,747,427
Moncler SpA	127,708	7,614,725
SECURITY	NUMBER OF SHARES	VALUE ($)
Nexi SpA *	326,368	2,003,141
Poste Italiane SpA	267,316	3,618,802
Prysmian SpA	151,260	10,398,293
Recordati Industria Chimica e Farmaceutica SpA	60,695	3,304,428
Snam SpA	1,162,786	5,556,518
Stellantis NV	1,277,797	21,293,284
Telecom Italia SpA *	6,157,168	1,509,198
Tenaris SA	268,174	4,255,070
Terna - Rete Elettrica Nazionale	827,947	6,894,524
UniCredit SpA	867,104	35,616,037
		264,571,487

Japan 23.2%
Advantest Corp.	441,492	19,541,038
Aeon Co. Ltd.	377,500	8,613,259
AGC, Inc.	110,893	3,968,832
Aisin Corp.	101,600	3,427,576
Ajinomoto Co., Inc.	268,000	11,037,645
ANA Holdings, Inc.	93,400	1,786,529
Asahi Group Holdings Ltd.	277,700	10,223,020
Asahi Kasei Corp.	709,200	5,114,229
Asics Corp.	366,000	5,973,240
Astellas Pharma, Inc.	1,039,650	12,057,809
Bandai Namco Holdings, Inc.	342,300	7,274,131
Bridgestone Corp.	329,257	13,425,008
Brother Industries Ltd.	138,100	2,833,309
Canon, Inc.	576,995	18,060,921
Capcom Co. Ltd.	199,700	4,266,374
Central Japan Railway Co.	439,800	10,369,139
Chiba Bank Ltd.	315,500	2,955,437
Chubu Electric Power Co., Inc.	373,400	4,708,021
Chugai Pharmaceutical Co. Ltd.	382,100	16,675,789
Concordia Financial Group Ltd.	619,200	3,902,514
Dai Nippon Printing Co. Ltd.	121,248	3,988,842
Daifuku Co. Ltd.	176,890	3,201,406
Dai-ichi Life Holdings, Inc.	515,000	15,702,503
Daiichi Sankyo Co. Ltd.	1,062,800	43,285,360
Daikin Industries Ltd.	151,400	21,953,992
Daito Trust Construction Co. Ltd.	34,300	4,124,921
Daiwa House Industry Co. Ltd.	320,800	9,084,537
Daiwa Securities Group, Inc.	762,500	6,295,271
Denso Corp.	1,088,600	17,851,958
Dentsu Group, Inc.	119,200	3,152,030
Disco Corp.	53,100	17,756,457
East Japan Railway Co.	520,480	9,916,916
Eisai Co. Ltd.	146,200	5,575,472
ENEOS Holdings, Inc.	1,642,000	8,603,326
FANUC Corp.	545,000	16,157,479
Fast Retailing Co. Ltd.	100,200	27,620,004
Fuji Electric Co. Ltd.	72,200	4,061,026
FUJIFILM Holdings Corp.	644,733	15,329,125
Fujitsu Ltd.	1,020,300	18,528,809
Hamamatsu Photonics KK	81,700	2,352,874
Hankyu Hanshin Holdings, Inc.	134,200	3,829,253
Hikari Tsushin, Inc.	10,293	1,927,408
Hitachi Construction Machinery Co. Ltd.	57,853	1,440,951
Hitachi Ltd.	2,657,775	57,425,648
Honda Motor Co. Ltd.	2,592,017	27,694,593
Hoshizaki Corp.	60,400	1,902,226
Hoya Corp.	201,107	25,198,855
Hulic Co. Ltd.	218,500	2,132,801
Ibiden Co. Ltd.	65,800	2,550,551
Idemitsu Kosan Co. Ltd.	520,615	3,428,934
Inpex Corp.	550,500	8,500,537
Isuzu Motors Ltd.	333,300	4,508,591
ITOCHU Corp.	681,300	34,939,398
Japan Airlines Co. Ltd.	88,700	1,437,195

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Japan Exchange Group, Inc.	283,400	6,653,781
Japan Post Bank Co. Ltd.	835,600	8,695,393
Japan Post Holdings Co. Ltd.	1,189,000	12,592,055
Japan Post Insurance Co. Ltd.	109,700	2,258,453
Japan Real Estate Investment Corp.	782	2,712,372
Japan Tobacco, Inc.	689,100	20,276,891
JFE Holdings, Inc.	333,600	4,886,693
Kajima Corp.	251,000	4,850,203
Kansai Electric Power Co., Inc.	403,000	6,897,664
Kao Corp.	267,119	11,697,053
Kawasaki Kisen Kaisha Ltd.	230,600	3,543,203
KDDI Corp.	857,400	25,799,171
Keisei Electric Railway Co. Ltd.	73,656	2,202,982
Keyence Corp.	111,700	48,841,956
Kikkoman Corp.	391,285	4,896,518
Kintetsu Group Holdings Co. Ltd.	98,400	2,278,962
Kirin Holdings Co. Ltd.	446,800	6,316,667
Kobe Bussan Co. Ltd.	89,500	2,402,972
Koito Manufacturing Co. Ltd.	110,800	1,638,322
Komatsu Ltd.	529,309	15,046,971
Konami Group Corp.	57,900	4,356,372
Kubota Corp.	573,100	8,239,408
Kyocera Corp.	735,400	9,262,334
Kyowa Kirin Co. Ltd.	159,100	3,355,832
Lasertec Corp.	46,500	8,250,642
LY Corp.	1,528,400	3,823,927
M3, Inc.	253,000	2,362,326
Makita Corp.	129,500	4,268,634
Marubeni Corp.	821,500	15,460,435
MatsukiyoCocokara & Co.	202,600	3,303,979
Mazda Motor Corp.	332,900	2,871,401
McDonald's Holdings Co. Japan Ltd.	50,200	2,079,743
MEIJI Holdings Co. Ltd.	135,600	3,424,492
Minebea Mitsumi, Inc.	209,300	5,034,568
Mitsubishi Chemical Group Corp.	768,300	4,537,768
Mitsubishi Corp.	1,921,700	39,687,051
Mitsubishi Electric Corp.	1,109,800	18,491,228
Mitsubishi Estate Co. Ltd.	648,502	11,053,021
Mitsubishi HC Capital, Inc.	464,738	3,343,519
Mitsubishi Heavy Industries Ltd.	1,848,800	22,159,856
Mitsubishi UFJ Financial Group, Inc.	6,379,609	73,686,720
Mitsui & Co. Ltd.	1,471,200	34,137,556
Mitsui Chemicals, Inc.	93,400	2,700,382
Mitsui Fudosan Co. Ltd.	1,539,831	15,952,433
Mitsui OSK Lines Ltd.	201,100	6,387,570
Mizuho Financial Group, Inc.	1,382,313	31,599,875
MonotaRO Co. Ltd.	150,600	2,128,927
MS&AD Insurance Group Holdings, Inc.	739,786	17,440,112
Murata Manufacturing Co. Ltd.	988,100	21,983,223
NEC Corp.	140,500	12,160,926
Nexon Co. Ltd.	201,200	4,333,587
NIDEC Corp.	241,400	10,619,347
Nintendo Co. Ltd.	597,590	33,021,861
Nippon Building Fund, Inc.	871	3,361,407
NIPPON EXPRESS HOLDINGS, Inc.	41,300	2,043,559
Nippon Paint Holdings Co. Ltd.	548,100	3,498,781
Nippon Prologis REIT, Inc.	1,269	2,096,639
Nippon Sanso Holdings Corp.	99,900	3,264,905
Nippon Steel Corp.	489,041	10,618,251
Nippon Telegraph & Telephone Corp.	16,949,775	18,063,599
Nippon Yusen KK	266,900	8,600,553
Nissan Chemical Corp.	73,166	2,360,770
Nissan Motor Co. Ltd.	1,325,696	4,207,924
Nissin Foods Holdings Co. Ltd.	118,900	3,535,228
Nitori Holdings Co. Ltd.	46,300	5,662,279
Nitto Denko Corp.	81,700	7,094,294
Nomura Holdings, Inc.	1,716,200	10,581,416
Nomura Real Estate Holdings, Inc.	68,700	1,920,488
Nomura Real Estate Master Fund, Inc.	2,323	2,278,977
SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Research Institute Ltd.	219,700	6,782,511
NTT Data Group Corp.	357,700	5,570,969
Obayashi Corp.	372,500	4,890,673
Obic Co. Ltd.	36,800	5,611,377
Olympus Corp.	667,700	11,527,228
Omron Corp.	102,500	3,802,120
Ono Pharmaceutical Co. Ltd.	212,500	3,134,869
Oracle Corp.	21,100	1,722,376
Oriental Land Co. Ltd.	627,300	17,959,287
ORIX Corp.	664,200	16,066,759
Osaka Gas Co. Ltd.	215,000	4,866,341
Otsuka Corp.	136,300	3,021,468
Otsuka Holdings Co. Ltd.	241,400	12,303,748
Pan Pacific International Holdings Corp.	217,800	5,682,229
Panasonic Holdings Corp.	1,347,612	11,038,530
Rakuten Group, Inc. *	856,120	5,022,577
Recruit Holdings Co. Ltd.	855,200	49,039,983
Renesas Electronics Corp.	860,300	14,817,698
Resona Holdings, Inc.	1,215,085	8,713,295
Ricoh Co. Ltd.	319,300	2,972,461
Rohm Co. Ltd.	198,600	2,707,758
SBI Holdings, Inc.	153,990	4,002,760
SCREEN Holdings Co. Ltd.	46,700	3,957,344
SCSK Corp.	95,400	1,878,227
Secom Co. Ltd.	121,800	7,777,265
Seiko Epson Corp.	164,500	2,847,563
Sekisui Chemical Co. Ltd.	220,900	3,332,938
Sekisui House Ltd.	344,969	8,643,655
Seven & i Holdings Co. Ltd.	1,287,909	15,422,392
SG Holdings Co. Ltd.	186,628	1,897,754
Shimadzu Corp.	136,200	4,017,121
Shimano, Inc.	44,200	7,841,257
Shin-Etsu Chemical Co. Ltd.	1,034,600	45,967,975
Shionogi & Co. Ltd.	143,100	6,294,836
Shiseido Co. Ltd.	227,300	7,103,452
Shizuoka Financial Group, Inc.	249,000	2,487,085
SMC Corp.	32,700	15,910,681
SoftBank Corp.	1,627,900	21,235,550
SoftBank Group Corp.	591,200	36,129,659
Sompo Holdings, Inc.	515,700	11,758,948
Sony Group Corp.	717,800	63,753,988
Subaru Corp.	344,600	6,625,451
SUMCO Corp.	201,000	3,304,518
Sumitomo Corp.	596,100	14,811,619
Sumitomo Electric Industries Ltd.	418,800	6,335,215
Sumitomo Metal Mining Co. Ltd.	140,000	4,269,170
Sumitomo Mitsui Financial Group, Inc.	718,646	51,895,526
Sumitomo Mitsui Trust Holdings, Inc.	378,000	9,554,643
Sumitomo Realty & Development Co. Ltd.	164,100	5,423,953
Suntory Beverage & Food Ltd.	80,100	2,876,884
Suzuki Motor Corp.	915,500	10,521,092
Sysmex Corp.	291,900	4,778,772
T&D Holdings, Inc.	288,600	5,410,020
Taisei Corp.	94,000	3,992,307
Takeda Pharmaceutical Co. Ltd.	908,390	25,502,382
TDK Corp.	223,000	15,556,992
Terumo Corp.	773,900	13,874,750
TIS, Inc.	121,100	2,594,135
Toho Co. Ltd.	67,308	2,417,180
Tokio Marine Holdings, Inc.	1,079,597	42,355,943
Tokyo Electric Power Co. Holdings, Inc. *	879,390	4,404,653
Tokyo Electron Ltd.	270,800	56,664,183
Tokyo Gas Co. Ltd.	207,240	4,540,551
Tokyu Corp.	291,300	3,529,210
TOPPAN Holdings, Inc.	127,000	3,592,340
Toray Industries, Inc.	793,400	4,124,928
TOTO Ltd.	87,300	2,403,822
Toyota Industries Corp.	83,800	7,045,074

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Toyota Motor Corp.	6,093,415	117,059,103
Toyota Tsusho Corp.	370,807	7,413,551
Trend Micro, Inc.	76,800	3,681,215
Unicharm Corp.	229,700	7,695,087
West Japan Railway Co.	250,364	4,928,924
Yakult Honsha Co. Ltd.	147,900	3,032,751
Yamaha Motor Co. Ltd.	505,600	4,708,135
Yamato Holdings Co. Ltd.	146,300	1,776,826
Yaskawa Electric Corp.	137,500	4,785,525
Yokogawa Electric Corp.	136,100	3,444,995
Zensho Holdings Co. Ltd.	54,100	2,202,075
ZOZO, Inc.	76,500	2,239,532
		2,273,757,215

Netherlands 5.0%
ABN AMRO Bank NV, GDR	245,714	4,289,393
Adyen NV *	12,602	15,415,247
Aegon Ltd.	775,432	5,018,016
AerCap Holdings NV	118,071	11,092,770
Akzo Nobel NV	96,927	5,993,211
ASM International NV	26,963	18,551,109
ASML Holding NV	229,596	213,793,208
ASR Nederland NV	89,616	4,502,509
BE Semiconductor Industries NV	44,184	5,691,987
Coca-Cola Europacific Partners PLC	119,146	8,789,400
DSM-Firmenich AG	107,465	13,719,938
EXOR NV	56,085	5,749,408
Heineken Holding NV	73,300	5,401,511
Heineken NV	165,697	14,704,076
IMCD NV	33,502	4,817,367
ING Groep NV	1,900,043	34,487,573
InPost SA *	121,962	2,113,057
JDE Peet's NV	67,093	1,475,422
Koninklijke Ahold Delhaize NV	541,988	17,460,246
Koninklijke KPN NV	2,283,111	8,995,878
Koninklijke Philips NV	465,859	13,085,831
NN Group NV	154,528	7,754,858
OCI NV	58,728	1,415,367
Prosus NV	811,005	28,290,516
Randstad NV	62,197	3,029,302
Universal Music Group NV	470,594	11,211,654
Wolters Kluwer NV	143,788	24,071,446
		490,920,300

New Zealand 0.2%
Auckland International Airport Ltd.	734,923	3,271,672
Fisher & Paykel Healthcare Corp. Ltd.	341,230	6,587,388
Mercury NZ Ltd.	386,079	1,580,851
Meridian Energy Ltd.	734,132	2,839,971
Spark New Zealand Ltd.	1,036,536	2,663,879
		16,943,761

Norway 0.6%
Aker BP ASA	183,907	4,453,160
DNB Bank ASA	482,273	9,963,778
Equinor ASA	513,085	13,586,591
Gjensidige Forsikring ASA	119,153	2,015,803
Kongsberg Gruppen ASA	52,203	5,249,253
Mowi ASA	264,564	4,465,447
Norsk Hydro ASA	768,699	4,263,863
Orkla ASA	399,366	3,370,446
Salmar ASA	39,663	2,282,004
Telenor ASA	353,539	4,212,424
Yara International ASA	97,859	2,787,645
		56,650,414

SECURITY	NUMBER OF SHARES	VALUE ($)
Portugal 0.2%
EDP Renovaveis SA	181,278	2,818,154
EDP SA	1,806,571	7,445,719
Galp Energia SGPS SA	265,117	5,574,459
Jeronimo Martins SGPS SA	157,878	2,759,445
		18,597,777

Singapore 1.4%
CapitaLand Ascendas REIT	2,134,795	4,358,308
CapitaLand Integrated Commercial Trust	3,015,510	4,710,336
CapitaLand Investment Ltd.	1,524,249	3,090,465
DBS Group Holdings Ltd.	1,141,682	31,285,981
Genting Singapore Ltd.	3,627,200	2,304,915
Grab Holdings Ltd., Class A *	1,194,127	3,940,619
Keppel Ltd.	842,600	4,193,507
Oversea-Chinese Banking Corp. Ltd.	1,937,501	21,565,635
Sea Ltd., ADR *	211,849	13,918,479
Sembcorp Industries Ltd.	517,000	1,848,569
Singapore Airlines Ltd.	852,150	4,453,259
Singapore Exchange Ltd.	494,100	3,642,951
Singapore Technologies Engineering Ltd.	912,749	3,021,909
Singapore Telecommunications Ltd.	4,764,137	11,036,920
United Overseas Bank Ltd.	731,233	17,731,435
Wilmar International Ltd.	1,147,734	2,736,810
		133,840,098

Spain 2.6%
Acciona SA	13,188	1,709,739
ACS Actividades de Construccion y Servicios SA	120,401	5,379,116
Aena SME SA	43,119	8,192,551
Amadeus IT Group SA	256,062	16,864,454
Banco Bilbao Vizcaya Argentaria SA	3,357,317	35,188,750
Banco de Sabadell SA	3,180,359	6,711,335
Banco Santander SA	9,079,977	43,803,147
CaixaBank SA	2,145,419	12,512,595
Cellnex Telecom SA *	280,109	9,769,280
Endesa SA	183,877	3,567,986
Ferrovial SE	301,154	11,975,617
Grifols SA *	183,195	1,850,369
Iberdrola SA	3,429,054	45,291,610
Industria de Diseno Textil SA	627,583	30,493,544
Redeia Corp. SA	237,338	4,213,906
Repsol SA	707,956	10,097,520
Telefonica SA	2,659,376	12,044,948
		259,666,467

Sweden 3.2%
Alfa Laval AB	164,285	7,264,032
Assa Abloy AB, B Shares	572,010	17,420,163
Atlas Copco AB, A Shares	1,535,101	27,321,201
Atlas Copco AB, B Shares	912,175	14,271,809
Beijer Ref AB	203,509	3,231,648
Boliden AB	157,153	4,806,147
Epiroc AB, A Shares	375,286	7,004,853
Epiroc AB, B Shares	222,125	3,734,902
EQT AB	217,337	7,037,346
Essity AB, B Shares	351,991	9,896,690
Evolution AB	105,972	10,265,427
Fastighets AB Balder, B Shares *	381,830	2,815,742
Getinge AB, B Shares	132,855	2,594,373
H & M Hennes & Mauritz AB, B Shares	335,913	5,225,947
Hexagon AB, B Shares	1,191,101	12,130,702
Holmen AB, B Shares	44,602	1,753,395
Husqvarna AB, B Shares	196,751	1,328,688

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Industrivarden AB, A Shares	81,545	2,797,334
Industrivarden AB, C Shares	78,960	2,676,517
Indutrade AB	156,273	4,595,216
Investment AB Latour, B Shares	81,680	2,398,651
Investor AB, B Shares	989,221	28,084,100
L E Lundbergforetagen AB, B Shares	44,511	2,250,188
Lifco AB, B Shares	137,126	4,068,049
Nibe Industrier AB, B Shares	879,755	3,865,859
Saab AB, B Shares	184,568	4,261,863
Sagax AB, B Shares	122,443	3,024,879
Sandvik AB	610,566	12,499,398
Securitas AB, B Shares	275,103	2,959,449
Skandinaviska Enskilda Banken AB, A Shares	914,159	14,059,297
Skanska AB, B Shares	191,651	3,747,115
SKF AB, B Shares	191,266	3,555,799
Svenska Cellulosa AB SCA, B Shares	338,623	4,603,132
Svenska Handelsbanken AB, A Shares	837,370	8,452,299
Swedbank AB, A Shares	488,619	10,389,965
Swedish Orphan Biovitrum AB *	117,030	3,057,651
Tele2 AB, B Shares	317,010	3,263,828
Telefonaktiebolaget LM Ericsson, B Shares	1,610,118	11,070,944
Telia Co. AB	1,391,398	4,043,921
Trelleborg AB, B Shares	125,899	4,678,730
Volvo AB, A Shares	120,418	3,130,446
Volvo AB, B Shares	909,985	23,223,501
Volvo Car AB, B Shares *	466,268	1,322,960
		310,184,156

Switzerland 9.8%
ABB Ltd.	917,253	50,913,605
Adecco Group AG	95,169	3,239,392
Alcon, Inc.	286,260	27,104,394
Avolta AG *	54,480	2,055,608
Bachem Holding AG	19,156	1,719,092
Baloise Holding AG	26,728	4,783,277
Banque Cantonale Vaudoise	16,863	1,789,964
Barry Callebaut AG	2,032	3,269,512
BKW AG	12,353	2,234,552
Chocoladefabriken Lindt & Spruengli AG	63	7,801,188
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	560	7,018,816
Cie Financiere Richemont SA, Class A	309,158	47,156,275
Clariant AG *	120,066	1,781,005
EMS-Chemie Holding AG	4,103	3,431,076
Geberit AG	19,234	12,245,636
Givaudan SA	5,300	26,002,089
Helvetia Holding AG	20,836	3,108,295
Holcim AG *	301,036	28,131,936
Julius Baer Group Ltd.	117,449	6,427,704
Kuehne & Nagel International AG	28,093	8,708,566
Logitech International SA	90,571	8,158,285
Lonza Group AG	42,760	28,474,276
Nestle SA	1,533,206	155,302,410
Novartis AG	1,132,942	126,467,851
Partners Group Holding AG	13,037	17,548,359
Roche Holding AG	403,312	130,576,045
Roche Holding AG, Bearer Shares	18,722	6,584,749
Sandoz Group AG	234,717	10,180,440
Schindler Holding AG	13,573	3,563,448
Schindler Holding AG, Participation Certificates	23,178	6,203,683
SGS SA	86,845	9,495,049
SIG Group AG *	178,462	3,747,717
Sika AG	87,429	26,544,854
Sonova Holding AG	29,253	8,967,096
Straumann Holding AG	63,566	8,196,944
SECURITY	NUMBER OF SHARES	VALUE ($)
Swatch Group AG	37,396	1,516,316
Swatch Group AG, Bearer Shares	14,948	3,078,614
Swiss Life Holding AG	17,001	13,017,902
Swiss Prime Site AG	44,631	4,472,933
Swiss Re AG	174,424	21,503,573
Swisscom AG	14,962	9,157,373
Temenos AG	38,623	2,681,923
UBS Group AG	1,891,073	57,300,783
VAT Group AG	15,687	7,861,319
Zurich Insurance Group AG	83,855	46,100,974
		965,624,898

United Kingdom 15.1%
3i Group PLC	558,155	22,454,973
Admiral Group PLC	149,007	5,280,749
Anglo American PLC	730,847	22,156,591
Antofagasta PLC	224,490	5,845,538
Ashtead Group PLC	250,424	18,072,449
Associated British Foods PLC	193,078	6,164,065
AstraZeneca PLC	890,605	141,491,106
Auto Trader Group PLC	520,911	5,456,470
Aviva PLC	1,542,917	9,939,282
BAE Systems PLC	1,736,336	28,958,793
Barclays PLC	8,604,529	25,730,172
Barratt Developments PLC	548,983	3,714,908
Berkeley Group Holdings PLC	60,098	3,923,340
BP PLC	9,665,998	57,136,783
British American Tobacco PLC	1,153,636	40,932,193
BT Group PLC	3,760,742	6,820,111
Bunzl PLC	196,148	8,218,474
Burberry Group PLC	206,971	2,071,328
Centrica PLC	3,088,430	5,265,693
Coca-Cola HBC AG *	124,877	4,556,751
Compass Group PLC	981,653	30,230,011
Croda International PLC	78,481	4,080,554
DCC PLC	58,108	4,003,348
Diageo PLC	1,277,742	39,756,901
Endeavour Mining PLC	107,158	2,393,644
Entain PLC	376,249	2,764,910
Experian PLC	526,177	24,825,036
Flutter Entertainment PLC *	102,345	20,244,429
Glencore PLC	5,951,249	33,022,513
GSK PLC	2,380,565	46,227,673
Haleon PLC	3,928,355	17,620,251
Halma PLC	216,461	7,409,150
Hargreaves Lansdown PLC	203,808	2,895,313
Hikma Pharmaceuticals PLC	99,146	2,424,105
HSBC Holdings PLC	10,840,455	98,584,220
Imperial Brands PLC	470,935	12,979,835
Informa PLC	769,564	8,600,013
InterContinental Hotels Group PLC	94,592	9,529,729
Intertek Group PLC	92,269	5,991,759
J Sainsbury PLC	974,157	3,454,553
JD Sports Fashion PLC	1,540,846	2,606,872
Kingfisher PLC	1,062,737	3,778,167
Land Securities Group PLC	399,110	3,263,685
Legal & General Group PLC	3,438,044	10,254,399
Lloyds Banking Group PLC	36,386,684	27,797,601
London Stock Exchange Group PLC	261,673	31,852,320
M&G PLC	1,291,509	3,526,653
Melrose Industries PLC	749,361	5,674,393
Mondi PLC	251,504	4,917,320
National Grid PLC	2,758,329	34,998,163
NatWest Group PLC	3,765,384	17,864,804
Next PLC	69,778	8,155,632
NMC Health PLC *(a)	48,950	0
Pearson PLC	359,097	4,872,218
Persimmon PLC	181,686	3,704,991

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Phoenix Group Holdings PLC	408,826	2,879,399
Prudential PLC	1,579,525	14,254,245
Reckitt Benckiser Group PLC	406,538	21,869,162
RELX PLC	1,079,722	50,960,163
Rentokil Initial PLC	1,468,501	8,966,896
Rio Tinto PLC	648,974	42,204,659
Rolls-Royce Holdings PLC *	4,859,753	28,138,952
Sage Group PLC	574,251	8,027,199
Schroders PLC	484,837	2,450,111
Segro PLC	732,676	8,624,042
Severn Trent PLC	155,914	5,154,464
Shell PLC	3,678,584	134,135,447
Smith & Nephew PLC	501,429	7,227,007
Smiths Group PLC	198,858	4,567,601
Spirax Group PLC	42,016	4,905,242
SSE PLC	627,843	15,194,930
Standard Chartered PLC	1,275,609	12,600,830
Taylor Wimpey PLC	2,057,047	4,217,306
Tesco PLC	4,063,893	17,330,349
Unilever PLC	1,440,775	88,542,359
United Utilities Group PLC	389,909	5,181,745
Vodafone Group PLC	13,313,428	12,458,033
Whitbread PLC	107,878	4,042,185
Wise PLC, Class A *	359,226	3,307,605
WPP PLC	620,059	5,981,137
		1,477,716,002
Total Common Stocks (Cost $6,454,361,503)		9,735,055,784

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Bayerische Motoren Werke AG	38,508	3,301,351
Dr Ing hc F Porsche AG	65,550	4,935,961
SECURITY	NUMBER OF SHARES	VALUE ($)
Henkel AG & Co. KGaA	98,250	8,404,478
Porsche Automobil Holding SE	88,925	3,974,900
Sartorius AG	15,284	4,334,877
Volkswagen AG	117,544	13,118,260
		38,069,827
Total Preferred Stocks (Cost $41,645,284)		38,069,827

Total Investments in Securities (Cost $6,496,006,787)		9,773,125,611

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/20/24	356	42,536,660	180,770

*	Non-income producing security.
(a)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$—	$6,794,621,466	$—	$6,794,621,466
Belgium	2,575,192	94,250,703	—	96,825,895
Finland	2,955,109	94,057,424	—	97,012,533
Hong Kong	2,123,993	167,468,211	—	169,592,204
Israel	38,569,043	33,582,135	—	72,151,178
Netherlands	19,882,170	471,038,130	—	490,920,300
New Zealand	7,692,494	9,251,267	—	16,943,761
Norway	4,212,424	52,437,990	—	56,650,414
Portugal	2,759,445	15,838,332	—	18,597,777
Singapore	17,859,098	115,981,000	—	133,840,098
Sweden	3,057,651	307,126,505	—	310,184,156
United Kingdom	—	1,477,716,002	0 *	1,477,716,002

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Preferred Stocks[1]	$—	$38,069,827	$—	$38,069,827
Futures Contracts[2]	180,770	—	—	180,770
Total	$101,867,389	$9,671,438,992	$0	$9,773,306,381

*	Level 3 amount shown includes securities determined to have no value at July 31, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of a fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the net asset value (NAV) of a fund’s shares and seeks to help ensure that the prices at which a fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Equity Index Funds
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of July 31, 2024, are disclosed in each fund’s Portfolio Holdings.
REG87637JUL24